UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919
Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2016 – April 30, 2017
Item 1: Reports to Shareholders

Semiannual Report | April 30, 2017

Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
LifeStrategy Income Fund.	7
LifeStrategy Conservative Growth Fund.	17
LifeStrategy Moderate Growth Fund.	27
LifeStrategy Growth Fund.	37
About Your Fund’s Expenses.	47
Glossary.	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard’s four LifeStrategy Funds provide a broadly diversified portfolio within a single fund. Each fund has a different fixed allocation to underlying U.S. and international stock and bond index funds.

• For the six months ended April 30, 2017, returns for the LifeStrategy Funds ranged from 9.82% for the LifeStrategy Growth Fund, which has the largest allocation to stocks, to 1.94% for the LifeStrategy Income Fund, which has the largest allocation to bonds.

• Each fund performed in line with its composite benchmark after expenses. All the funds trailed the average return of their peer groups.

• Of the funds’ four underlying investments, U.S. stocks performed best, returning almost 14%. International stocks returned more than 10%. Bonds were the laggards, with yields rising and prices falling across most markets. U.S. and international bonds posted returns of between zero and –1%. Results for non-U.S. bonds included the effect of currency hedging.

Total Returns: Six Months Ended April 30, 2017
Total
Returns
Vanguard LifeStrategy Income Fund	1.94%
Income Composite Index	2.02
Income Composite Average	3.33
For a benchmark description, see the Glossary.
Income Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard LifeStrategy Conservative Growth Fund	4.55%
Conservative Growth Composite Index	4.58
Conservative Growth Composite Average	5.69
For a benchmark description, see the Glossary.
Conservative Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard LifeStrategy Moderate Growth Fund	7.14%
Moderate Growth Composite Index	7.19
Moderate Growth Composite Average	8.09
For a benchmark description, see the Glossary.
Moderate Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard LifeStrategy Growth Fund	9.82%
Growth Composite Index	9.86
Growth Composite Average	10.53
For a benchmark description, see the Glossary.
Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Expense Ratios
Your Fund Compared With Its Peer Group

	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.12%	0.90%
LifeStrategy Conservative Growth Fund	0.13	0.97
LifeStrategy Moderate Growth Fund	0.14	1.05
LifeStrategy Growth Fund	0.15	1.12

The fund expense figures shown—drawn from the prospectus dated February 23, 2017—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the six months ended April 30, 2017, the annualized acquired fund fees and expenses were 0.12% for the LifeStrategy Income Fund, 0.13% for the LifeStrategy Conservative Growth Fund, 0.14%
for the LifeStrategy Moderate Growth Fund, and 0.15% for the LifeStrategy Growth Fund.

Peer groups are the composites listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, and international funds. Average expense ratios for these groups are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

3

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
	Total Returns
	Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

4

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated
by the allocations of a globally diversified, market-capitalization-weighted index fund.

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.
Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters
Datastream, and FactSet.

5

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2017

6

LifeStrategy Income Fund

Fund Profile
As of April 30, 2017

Total Fund Characteristics
Ticker Symbol	VASIX
30-Day SEC Yield	2.01%
Acquired Fund Fees and Expenses[1]	0.12%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	56.0%
Vanguard Total International Bond Index
Fund Investor Shares	23.6
Vanguard Total Stock Market Index Fund
Investor Shares	12.2
Vanguard Total International Stock Index
Fund Investor Shares	8.2

Total Fund Volatility Measures
		Bloomberg
		Barclays US
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	0.99	0.56
Beta	1.01	0.82
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 23, 2017—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy
Income Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2017, the annualized acquired fund fees and expenses were 0.12%.

7

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006, Through April 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	3.65%	4.12%	2.78%	1.38%	4.16%

See Financial Highlights for dividend and capital gains information.

8

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (12.2%)
Vanguard Total Stock Market Index Fund Investor Shares	7,992,248	476,818

International Stock Fund (8.2%)
Vanguard Total International Stock Index Fund Investor Shares	19,770,231	321,662

U.S. Bond Fund (56.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	205,253,483	2,196,212

International Bond Fund (23.6%)
Vanguard Total International Bond Index Fund Investor Shares	85,416,803	927,626
Total Investment Companies (Cost $3,573,352)		3,922,318
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.034% (Cost $274)	2,741	274
Total Investments (100.0%) (Cost $3,573,626)		3,922,592
Other Assets and Liabilities (0.0%)
Other Assets		8,872
Liabilities		(8,110)
		762
Net Assets (100%)
Applicable to 257,502,728 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,923,354
Net Asset Value Per Share		$15.24

9

LifeStrategy Income Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Vanguard Funds	3,922,592
Receivables for Accrued Income	5,132
Receivables for Capital Shares Issued	3,740
Total Assets	3,931,464
Liabilities
Payables for Investment Securities Purchased	5,797
Payables for Capital Shares Redeemed	2,313
Total Liabilities	8,110
Net Assets	3,923,354

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	3,560,730
Undistributed Net Investment Income	6,825
Accumulated Net Realized Gains	6,833
Unrealized Appreciation (Depreciation)	348,966
Net Assets	3,923,354

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

10

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	43,905
Net Investment Income—Note B	43,905
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2,171
Affiliated Investment Securities Sold	6,421
Realized Net Gain (Loss)	8,592
Change in Unrealized Appreciation (Depreciation) of Investment Securities	20,897
Net Increase (Decrease) in Net Assets Resulting from Operations	73,394

See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,905	74,067
Realized Net Gain (Loss)	8,592	3,221
Change in Unrealized Appreciation (Depreciation)	20,897	73,757
Net Increase (Decrease) in Net Assets Resulting from Operations	73,394	151,045
Distributions
Net Investment Income	(45,302)	(72,597)
Realized Capital Gain[1]	(2,149)	(13,072)
Total Distributions	(47,451)	(85,669)
Capital Share Transactions
Issued	524,049	966,257
Issued in Lieu of Cash Distributions	44,469	80,633
Redeemed	(485,319)	(636,041)
Net Increase (Decrease) from Capital Share Transactions	83,199	410,849
Total Increase (Decrease)	109,142	476,225
Net Assets
Beginning of Period	3,814,212	3,337,987
End of Period[2]	3,923,354	3,814,212
1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $1,599,000 and $2,254,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $6,825,000 and $8,222,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.14	$14.86	$14.93	$14.47	$14.73	$14.28
Investment Operations
Net Investment Income	.174	.312	.309	.307	.294	.353
Capital Gain Distributions Received	.008	.012	.012	.004	.064	.116
Net Realized and Unrealized Gain (Loss)
on Investments	.107	.323	(.021)	.535	.189	.429
Total from Investment Operations	.289	.647	.300	. 846.547		. 898
Distributions
Dividends from Net Investment Income	(.180)	(. 309)	(. 309)	(. 303)	(. 293)	(. 354)
Distributions from Realized Capital Gains	(. 009)	(. 058)	(. 061)	(. 083)	(. 514)	(. 094)
Total Distributions	(.189)	(. 367)	(. 370)	(. 386)	(. 807)	(. 448)
Net Asset Value, End of Period	$15.24	$15.14	$14.86	$14.93	$14.47	$14.73

Total Return[1]	1.94%	4.42%	2.03%	5.95%	3.88%	6.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,923	$3,814	$3,338	$3,106	$2,904	$2,750
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.33%	2.09%	2.08%	2.10%	2.04%	2.45%
Portfolio Turnover Rate	6%	4%	14%	12%	25%	8%[2]

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard
Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2017, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

14

LifeStrategy Income Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2017, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2017, the cost of investment securities for tax purposes was $3,573,626,000. Net unrealized appreciation of investment securities for tax purposes was $348,966,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
	Shares	Shares
	(000)	(000)
Issued	34,848	64,466
Issued in Lieu of Cash Distributions	2,978	5,429
Redeemed	(32,301)	(42,573)
Net Increase (Decrease) in Shares Outstanding	5,525	(27,322)

15

LifeStrategy Income Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	944	NA1	NA1	3	—	274
Vanguard Total Bond Market II
Index Fund	2,140,175	119,532	21,034	25,103	2,171	2,196,212
Vanguard Total International
Bond Index Fund	912,300	31,493	3,123	10,740	—	927,626
Vanguard Total International
Stock Index Fund	304,585	4,392	15,074	3,467	—	321,662
Vanguard Total Stock Market
Index Fund	457,123	34,604	69,973	4,592	—	476,818
Total	3,815,127	190,021	109,204	43,905	2,171	3,922,592
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

16

LifeStrategy Conservative Growth Fund

Fund Profile
As of April 30, 2017

Total Fund Characteristics
Ticker Symbol	VSCGX
30-Day SEC Yield	2.04%
Acquired Fund Fees and Expenses[1]	0.13%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	42.1%
Vanguard Total Stock Market Index Fund
Investor Shares	24.0
Vanguard Total International Bond Index
Fund Investor Shares	17.7
Vanguard Total International Stock Index
Fund Investor Shares	16.2

Total Fund Volatility Measures
	Conservative	DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.99	0.75
Beta	0.98	0.37
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 23, 2017—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The
LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2017, the annualized acquired fund fees and expenses were 0.13%.

17

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006, Through April 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	6.80%	5.74%	2.63%	1.92%	4.55%

See Financial Highlights for dividend and capital gains information.

18

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.0%)
Vanguard Total Stock Market Index Fund Investor Shares	34,930,581	2,083,958

International Stock Fund (16.2%)
Vanguard Total International Stock Index Fund Investor Shares	86,405,717	1,405,821

U.S. Bond Fund (42.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	341,826,233	3,657,541

International Bond Fund (17.7%)
Vanguard Total International Bond Index Fund Investor Shares	141,168,720	1,533,092
Total Investment Companies (Cost $6,970,763)		8,680,412
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.034% (Cost $166)	1,656	166
Total Investments (100.0%) (Cost $6,970,929)		8,680,578
Other Assets and Liabilities (0.0%)
Other Assets		58,843
Liabilities		(58,477)
		366
Net Assets (100%)
Applicable to 453,782,635 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,680,944
Net Asset Value Per Share		$19.13

19

LifeStrategy Conservative Growth Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Vanguard Funds	8,680,578
Receivables for Investment Securities Sold	43,166
Receivables for Accrued Income	8,543
Receivables for Capital Shares Issued	7,134
Total Assets	8,739,421
Liabilities
Payables for Investment Securities Purchased	23,544
Payables for Capital Shares Redeemed	34,933
Total Liabilities	58,477
Net Assets	8,680,944

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	6,935,198
Undistributed Net Investment Income	11,262
Accumulated Net Realized Gains	24,835
Unrealized Appreciation (Depreciation)	1,709,649
Net Assets	8,680,944

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	94,147
Net Investment Income—Note B	94,147
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3,612
Affiliated Investment Securities Sold	24,139
Realized Net Gain (Loss)	27,751
Change in Unrealized Appreciation (Depreciation) of Investment Securities	251,347
Net Increase (Decrease) in Net Assets Resulting from Operations	373,245

See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	94,147	165,741
Realized Net Gain (Loss)	27,751	20,765
Change in Unrealized Appreciation (Depreciation)	251,347	134,423
Net Increase (Decrease) in Net Assets Resulting from Operations	373,245	320,929
Distributions
Net Investment Income	(96,016)	(164,082)
Realized Capital Gain[1]	(17,334)	(75,632)
Total Distributions	(113,350)	(239,714)
Capital Share Transactions
Issued	961,673	1,455,397
Issued in Lieu of Cash Distributions	108,088	229,609
Redeemed	(793,993)	(1,219,482)
Net Increase (Decrease) from Capital Share Transactions	275,768	465,524
Total Increase (Decrease)	535,663	546,739
Net Assets
Beginning of Period	8,145,281	7,598,542
End of Period[2]	8,680,944	8,145,281

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $6,572,000 and $7,480,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $11,262,000 and $13,131,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$18.55	$18.36	$18.86	$18.04	$17.21	$16.40
Investment Operations
Net Investment Income	.211	.389	.385	.395	.369	.421
Capital Gain Distributions Received	.008	.012	.018	.005	.055	.101
Net Realized and Unrealized Gain (Loss)
on Investments	.616	.358	(.057)	.905	1.109	.750
Total from Investment Operations	.835	.759	.346	1.305	1.533	1.272
Distributions
Dividends from Net Investment Income	(. 216)	(. 387)	(. 385)	(. 391)	(. 367)	(. 420)
Distributions from Realized Capital Gains	(. 039)	(.182)	(. 461)	(. 094)	(. 336)	(. 042)
Total Distributions	(. 255)	(. 569)	(. 846)	(. 485)	(.703)	(. 462)
Net Asset Value, End of Period	$19.13	$18.55	$18.36	$18.86	$18.04	$17.21

Total Return[1]	4.55%	4.24%	1.86%	7.34%	9.18%	7.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,681	$8,145	$7,599	$7,259	$8,644	$7,359
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.27%	2.13%	2.07%	2.12%	2.12%	2.51%
Portfolio Turnover Rate	8%	9%	16%	15%	19%	15%[2]

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard
Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

23

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2017, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

24

LifeStrategy Conservative Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2017, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2017, the cost of investment securities for tax purposes was $6,970,929,000. Net unrealized appreciation of investment securities for tax purposes was $1,709,649,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
	Shares	Shares
	(000)	(000)
Issued	51,377	79,562
Issued in Lieu of Cash Distributions	5,823	12,653
Redeemed	(42,428)	(66,983)
Net Increase (Decrease) in Shares Outstanding	14,772	25,232

25

LifeStrategy Conservative Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	4	—	166
Vanguard Total Bond Market II
Index Fund	3,433,209	394,797	103,786	41,403	3,612	3,657,541
Vanguard Total International
Bond Index Fund	1,462,494	91,144	—	17,316	—	1,533,092
Vanguard Total International
Stock Index Fund	1,299,745	43,570	61,389	15,121	—	1,405,821
Vanguard Total Stock Market
Index Fund	1,948,354	50,722	153,934	20,303	—	2,083,958
Total	8,143,803	580,233	319,109	94,147	3,612	8,680,578
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

26

LifeStrategy Moderate Growth Fund

Fund Profile
As of April 30, 2017

Total Fund Characteristics
Ticker Symbol	VSMGX
30-Day SEC Yield	2.06%
Acquired Fund Fees and Expenses[1]	0.14%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	36.1%
Vanguard Total Bond Market II Index Fund
Investor Shares	28.2
Vanguard Total International Stock Index
Fund Investor Shares	24.0
Vanguard Total International Bond Index
Fund Investor Shares	11.7

Total Fund Volatility Measures
	Moderate	DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	1.00	0.89
Beta	0.98	0.56
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 23, 2017—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The
LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2017, the annualized acquired fund fees and expenses were 0.14%.

27

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006, Through April 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	9.93%	7.31%	2.48%	2.50%	4.98%

See Financial Highlights for dividend and capital gains information.

28

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (36.1%)
Vanguard Total Stock Market Index Fund Investor Shares	87,355,697	5,211,641

International Stock Fund (24.0%)
Vanguard Total International Stock Index Fund Investor Shares	213,190,793	3,468,614

U.S. Bond Fund (28.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	381,163,643	4,078,451

International Bond Fund (11.7%)
Vanguard Total International Bond Index Fund Investor Shares	156,157,010	1,695,865
Total Investment Companies (Cost $10,492,922)		14,454,571
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.034% (Cost $5,514)	55,122	5,514
Total Investments (100.0%) (Cost $10,498,436)		14,460,085
Other Assets and Liabilities (0.0%)
Other Assets		97,859
Liabilities		(98,795)
		(936)
Net Assets (100%)
Applicable to 567,136,220 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		14,459,149
Net Asset Value Per Share		$25.50

29

LifeStrategy Moderate Growth Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Vanguard Funds	14,460,085
Receivables for Investment Securities Sold	73,516
Receivables for Accrued Income	9,478
Receivables for Capital Shares Issued	14,865
Total Assets	14,557,944
Liabilities
Payables for Investment Securities Purchased	9,477
Payables for Capital Shares Redeemed	89,318
Total Liabilities	98,795
Net Assets	14,459,149

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	10,400,306
Undistributed Net Investment Income	67,821
Accumulated Net Realized Gains	29,373
Unrealized Appreciation (Depreciation)	3,961,649
Net Assets	14,459,149

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

30

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	151,379
Net Investment Income—Note B	151,379
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3,908
Affiliated Investment Securities Sold	28,673
Realized Net Gain (Loss)	32,581
Change in Unrealized Appreciation (Depreciation) of Investment Securities	767,235
Net Increase (Decrease) in Net Assets Resulting from Operations	951,195

See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	151,379	270,875
Realized Net Gain (Loss)	32,581	14,078
Change in Unrealized Appreciation (Depreciation)	767,235	202,038
Net Increase (Decrease) in Net Assets Resulting from Operations	951,195	486,991
Distributions
Net Investment Income	(161,013)	(264,129)
Realized Capital Gain[1]	(5,750)	(202,473)
Total Distributions	(166,763)	(466,602)
Capital Share Transactions
Issued	1,672,767	2,348,287
Issued in Lieu of Cash Distributions	161,027	452,556
Redeemed	(1,253,847)	(2,002,585)
Net Increase (Decrease) from Capital Share Transactions	579,947	798,258
Total Increase (Decrease)	1,364,379	818,647
Net Assets
Beginning of Period	13,094,770	12,276,123
End of Period[2]	14,459,149	13,094,770

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $4,819,000 and $9,297,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $67,821,000 and $77,455,000.

See accompanying Notes, which are an integral part of the Financial Statements.

32

LifeStrategy Moderate Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.10	$24.08	$24.32	$22.90	$20.84	$19.54
Investment Operations
Net Investment Income	. 271.509		.501	.498	.475	.515
Capital Gain Distributions Received	.007	.010	.017	.004	.044	.081
Net Realized and Unrealized Gain (Loss)
on Investments	1.427	.398	(.099)	1.462	2.430	1.173
Total from Investment Operations	1.705	.917	.419	1.964	2.949	1.769
Distributions
Dividends from Net Investment Income	(. 294)	(. 505)	(. 501)	(. 479)	(. 522)	(. 439)
Distributions from Realized Capital Gains	(. 011)	(. 392)	(.158)	(. 065)	(. 367)	(. 030)
Total Distributions	(. 305)	(. 897)	(. 659)	(. 544)	(. 889)	(. 469)
Net Asset Value, End of Period	$25.50	$24.10	$24.08	$24.32	$22.90	$20.84

Total Return[1]	7.14%	3.96%	1.71%	8.67%	14.66%	9.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,459	$13,095	$12,276	$11,765	$10,728	$8,786
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.22%	2.16%	2.07%	2.12%	2.19%	2.56%
Portfolio Turnover Rate	7%	9%	16%	12%	15%	15%[2]

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard
Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

33

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2017, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

34

LifeStrategy Moderate Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2017, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2017, the cost of investment securities for tax purposes was $10,498,436,000. Net unrealized appreciation of investment securities for tax purposes was $3,961,649,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
	Shares	Shares
	(000)	(000)
Issued	67,790	99,506
Issued in Lieu of Cash Distributions	6,676	19,378
Redeemed	(50,780)	(85,271)
Net Increase (Decrease) in Shares Outstanding	23,686	33,613

35

LifeStrategy Moderate Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	4,899	NA1	NA1	12	—	5,514
Vanguard Total Bond Market II
Index Fund	3,683,546	590,235	124,332	45,489	3,908	4,078,451
Vanguard Total International
Bond Index Fund	1,561,650	155,814	—	18,667	—	1,695,865
Vanguard Total International
Stock Index Fund	3,137,539	140,616	115,917	37,243	—	3,468,614
Vanguard Total Stock Market
Index Fund	4,712,417	144,177	227,082	49.968	—	5,211,641
Total	13,100,051	1,030,842	467,331	151,379	3,908	14,460,085
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

36

LifeStrategy Growth Fund

Fund Profile
As of April 30, 2017

Total Fund Characteristics
Ticker Symbol	VASGX
30-Day SEC Yield	2.09%
Acquired Fund Fees and Expenses[1]	0.15%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	47.9%
Vanguard Total International Stock Index
Fund Investor Shares	32.0
Vanguard Total Bond Market II Index Fund
Investor Shares	14.0
Vanguard Total International Bond Index
Fund Investor Shares	6.1

Total Fund Volatility Measures
		DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	1.00	0.93
Beta	0.98	0.75
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 23, 2017—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy
Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2017, the annualized acquired fund fees and expenses were 0.15%.

37

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006, Through April 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	13.08%	8.81%	2.30%	2.76%	5.06%

See Financial Highlights for dividend and capital gains information.

38

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (47.9%)
Vanguard Total Stock Market Index Fund Investor Shares	105,547,631	6,296,972

International Stock Fund (32.0%)
Vanguard Total International Stock Index Fund Investor Shares	258,696,747	4,208,996

U.S. Bond Fund (14.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	172,174,007	1,842,262

International Bond Fund (6.1%)
Vanguard Total International Bond Index Fund Investor Shares	73,226,327	795,238
Total Investment Companies (Cost $8,689,518)		13,143,468
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund 1.034% (Cost $1,282)	12,818	1,282
Total Investments (100.0%) (Cost $8,690,800)		13,144,750
Other Assets and Liabilities (0.0%)
Other Assets		347,216
Liabilities		(350,932)
		(3,716)
Net Assets (100%)
Applicable to 425,454,072 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		13,141,034
Net Asset Value Per Share		$30.89

39

LifeStrategy Growth Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Vanguard Funds	13,144,750
Receivables for Investment Securities Sold	336,247
Receivables for Accrued Income	4,395
Receivables for Capital Shares Issued	6,574
Total Assets	13,491,966
Liabilities
Payables for Investment Securities Purchased	4,402
Payables for Capital Shares Redeemed	346,530
Total Liabilities	350,932
Net Assets	13,141,034

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	8,624,110
Undistributed Net Investment Income	55,644
Accumulated Net Realized Gains	7,330
Unrealized Appreciation (Depreciation)	4,453,950
Net Assets	13,141,034

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

40

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	136,574
Net Investment Income—Note B	136,574
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,794
Affiliated Investment Securities Sold	6,843
Realized Net Gain (Loss)	8,637
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,040,063
Net Increase (Decrease) in Net Assets Resulting from Operations	1,185,274

See accompanying Notes, which are an integral part of the Financial Statements.

41

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	136,574	250,216
Realized Net Gain (Loss)	8,637	6,308
Change in Unrealized Appreciation (Depreciation)	1,040,063	149,740
Net Increase (Decrease) in Net Assets Resulting from Operations	1,185,274	406,264
Distributions
Net Investment Income	(146,457)	(242,906)
Realized Capital Gain[1]	(1,435)	(252,657)
Total Distributions	(147,892)	(495,563)
Capital Share Transactions
Issued	1,261,957	1,776,294
Issued in Lieu of Cash Distributions	144,164	484,265
Redeemed	(1,221,014)	(1,490,332)
Net Increase (Decrease) from Capital Share Transactions	185,107	770,227
Total Increase (Decrease)	1,222,489	680,928
Net Assets
Beginning of Period	11,918,545	11,237,617
End of Period[2]	13,141,034	11,918,545

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $1,435,000 and $11,088,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $55,644,000 and $65,527,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

LifeStrategy Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$28.47	$28.74	$29.12	$27.07	$23.36	$21.61
Investment Operations
Net Investment Income	. 321	. 611.598		.599	.569	.587
Capital Gain Distributions Received	.004	.006	.012	.002	.025	.045
Net Realized and Unrealized Gain (Loss)
on Investments	2.445	.354	(.207)	2.085	4.013	1.603
Total from Investment Operations	2.770	.971	.403	2.686	4.607	2.235
Distributions
Dividends from Net Investment Income	(. 347)	(. 603)	(. 595)	(. 582)	(. 631)	(. 468)
Distributions from Realized Capital Gains	(. 003)	(. 638)	(.188)	(. 054)	(. 266)	(. 017)
Total Distributions	(. 350)	(1.241)	(.783)	(. 636)	(. 897)	(. 485)
Net Asset Value, End of Period	$30.89	$28.47	$28.74	$29.12	$27.07	$23.36

Total Return[1]	9.82%	3.54%	1.35%	10.02%	20.34%	10.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,141	$11,919	$11,238	$10,630	$9,787	$7,799
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.20%	2.06%	2.14%	2.27%	2.61%
Portfolio Turnover Rate	9%	5%	13%	10%	9%	10%[2]

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard
Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

43

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2017, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

44

LifeStrategy Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2017, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2017, the cost of investment securities for tax purposes was $8,690,800,000. Net unrealized appreciation of investment securities for tax purposes was $4,453,950,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
	Shares	Shares
	(000)	(000)
Issued	42,599	63,929
Issued in Lieu of Cash Distributions	4,999	17,521
Redeemed	(40,777)	(53,799)
Net Increase (Decrease) in Shares Outstanding	6,821	27,651

45

LifeStrategy Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,545	NA1	NA1	10	—	1,282
Vanguard Total Bond Market II
Index Fund	1,681,680	307,695	115,621	20,962	1,794	1,842,262
Vanguard Total International
Bond Index Fund	711,950	93,069	—	8,583	—	795,238
Vanguard Total International
Stock Index Fund	3,832,652	168,210	167,479	45,391	—	4,208,996
Vanguard Total Stock Market
Index Fund	5,693,519	194,038	303,151	61,628	—	6,296,972
Total	11,921,346	763,012	586,251	136,574	1,794	13,144,750
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

46

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

47

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2016	4/30/2017	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,019.35	$0.60
LifeStrategy Conservative Growth Fund	$1,000.00	$1,045.49	$0.66
LifeStrategy Moderate Growth Fund	$1,000.00	$1,071.45	$0.72
LifeStrategy Growth Fund	$1,000.00	$1,098.18	$0.78
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.27	$0.60
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.15	$0.65
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.10	$0.70
LifeStrategy Growth Fund	$1,000.00	$1,024.05	$0.75

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.12%, 0.13%,
0.14%, and 0.15%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

48

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Benchmark Information

Conservative Growth Composite Average: Weighted 60% fixed income funds average, 28% general equity funds average, and 12% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

49

Conservative Growth Composite Index: Weighted 42% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% CRSP US Total Market Index, 18% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 16% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 48% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 28% CRSP US Total Market Index, 12% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 12% FTSE Global All Cap ex US Index through June 30, 2015; 60% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index through June 2, 2013; 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011; 40% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 35% MSCI US Broad Market Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; 40% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

Growth Composite Average: Weighted 56% general equity funds average, 24% international funds average, and 20% fixed income funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

Growth Composite Index: Weighted 48% CRSP US Total Market Index, 32% FTSE Global All Cap ex US Index, 14% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and 6% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 56% CRSP US Total Market Index, 24% FTSE Global All Cap ex US Index, 16% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and 4% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Bloomberg Barclays U.S. Aggregate Float Adjusted Index through June 2, 2013; 65% MSCI US Broad Market Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 15% MSCI EAFE Index through December 15, 2010; and 65% Dow Jones U.S. Total Stock Market Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

Income Composite Average: Weighted 80% fixed income funds average, 14% general equity funds average, and 6% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

50

Income Composite Index: Weighted 56% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 12% CRSP US Total Market Index, and 8% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 64% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 16% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 14% CRSP US Total Market Index, and 6% FTSE Global All Cap ex US Index through June 30, 2015; 80% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through June 2, 2013; 60% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011; 60% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 20% MSCI US Broad Market Index, and 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index through December 15, 2010; 60% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index through April 22, 2005; and 60% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Bill Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

Moderate Growth Composite Average: Weighted 42% general equity funds average, 40% fixed income funds average, and 18% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

Moderate Growth Composite Index: Weighted 36% CRSP US Total Market Index, 28% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, and 12% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 32% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, and 8% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 42% MSCI US Broad Market Index, 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index through June 2, 2013; 50% MSCI US Broad Market Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 10% MSCI EAFE Index through December 15, 2010; and 50% Dow Jones U.S. Total Stock Market Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

51

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062017

Semiannual Report | April 30, 2017

Vanguard STAR® Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	17
Trustees Approve Advisory Arrangement.	19
Glossary.	21

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2017, Vanguard STAR Fund returned 8.12%, compared with 7.78% for its composite benchmark. Its result slightly trailed the 8.33%
composite average return of peer funds.

• As a “fund of funds,” the STAR Fund reflects the combined results of its 11 underlying actively managed Vanguard funds. Among those, the eight underlying stock funds made up about 63% of fund assets.

• The six underlying U.S. stock funds posted returns ranging from well over 11% to more than 16%. Of the two international stock funds, one returned about 11.5% and the other about 13%.

• The returns of the three U.S. bond funds that constitute the remainder of fund holdings were far lower, as growing optimism about the economy pushed down bond prices and boosted their yields. Returns ranged from about –1.4% to about 0.4%.

Total Returns: Six Months Ended April 30, 2017
Total
Returns
Vanguard STAR Fund	8.12%
STAR Composite Index	7.78
STAR Composite Average	8.33
For a benchmark description, see the Glossary.
STAR Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Expense Ratios
Your Fund Compared With Its Peer Group

	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.32%	1.05%

The acquired fund fees and expenses—drawn from the prospectus dated February 23, 2017—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests.
The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2017, the annualized acquired fund fees and expenses were 0.32%.

The peer group is the STAR Composite Average, which is derived by weighting the average expense ratios of the following mutual fund groups: general equity funds (43.75%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (18.75%).
Average expense ratios for these groups are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

1

Underlying Funds: Allocations and Returns
Six Months Ended April 30, 2017
	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor™ II Fund Investor Shares	13.9%	12.76%
Vanguard Long-Term Investment-Grade Fund
Investor Shares	12.5	-1.43
Vanguard GNMA Fund Investor Shares	12.3	-0.85
Vanguard Short-Term Investment-Grade Fund
Investor Shares	12.2	0.36
Vanguard International Growth Fund Investor
Shares	9.6	12.99
Vanguard International Value Fund	9.6	11.50
Vanguard Windsor Fund Investor Shares	7.6	14.87
Vanguard U.S. Growth Fund Investor Shares	6.2	11.68
Vanguard Morgan™ Growth Fund Investor
Shares	6.2	14.39
Vanguard PRIMECAP Fund Investor Shares	6.1	16.07
Vanguard Explorer™ Fund Investor Shares	3.8	16.25
Combined	100.0%	8.12%

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

3

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
	Total Returns
		Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

4

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated
by the allocations of a globally diversified, market-capitalization-weighted index fund.

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.
Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters
Datastream, and FactSet.

5

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2017

6

STAR Fund

Fund Profile
As of April 30, 2017

Total Fund Characteristics
Ticker Symbol	VGSTX
30-Day SEC Yield	2.03%
Acquired Fund Fees and Expenses[1]	0.32%

Allocation to Underlying Vanguard Funds
Vanguard Windsor™ II Fund Investor
Shares	13.9%
Vanguard Long-Term Investment-Grade
Fund Investor Shares	12.5
Vanguard GNMA Fund Investor Shares	12.3
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.2
Vanguard International Growth Fund
Investor Shares	9.6
Vanguard International Value Fund	9.6
Vanguard Windsor Fund Investor Shares	7.6
Vanguard U.S. Growth Fund Investor
Shares	6.2
Vanguard Morgan™ Growth Fund
Investor Shares	6.2
Vanguard PRIMECAP Fund Investor
Shares	6.1
Vanguard Explorer™ Fund Investor Shares	3.8

Total Fund Volatility Measures
		DJ
	STAR	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.98	0.90
Beta	1.06	0.64
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 23, 2017—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2017, the annualized acquired fund fees and expenses were 0.32%.

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006, Through April 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	11.42%	8.14%	2.55%	3.38%	5.93%

See Financial Highlights for dividend and capital gains information.

8

STAR Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.8%)
Vanguard Windsor II Fund Investor Shares	75,266,512	2,781,098
Vanguard Windsor Fund Investor Shares	69,036,819	1,500,170
Vanguard U. S. Growth Fund Investor Shares	37,468,891	1,224,858
Vanguard Morgan Growth Fund Investor Shares	44,647,567	1,216,646
Vanguard PRIMECAP Fund Investor Shares	10,372,691	1,197,216
Vanguard Explorer Fund Investor Shares	8,045,212	751,503
		8,671,491
International Stock Funds (19.2%)
Vanguard International Growth Fund Investor Shares	76,259,819	1,897,344
Vanguard International Value Fund	53,685,499	1,890,267
		3,787,611
U.S. Bond Funds (37.0%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	241,755,811	2,465,910
Vanguard GNMA Fund Investor Shares	230,983,991	2,434,571
Vanguard Short-Term Investment-Grade Fund Investor Shares	226,827,066	2,422,513
		7,322,994
Total Investment Companies (Cost $13,337,051)		19,782,096
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.034% (Cost $—)	4	—
Total Investments (100.0%) (Cost $13,337,051)		19,782,096
Other Assets and Liabilities (0.0%)
Other Assets		27,771
Liabilities		(26,163)
		1,608
Net Assets (100%)
Applicable to 783,027,721 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		19,783,704
Net Asset Value Per Share		$25.27

9

STAR Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Vanguard Funds	19,782,096
Receivables for Investment Securities Sold	2,910
Receivables for Accrued Income	18,024
Receivables for Capital Shares Issued	6,837
Total Assets	19,809,867
Liabilities
Payables for Investment Securities Purchased	18,017
Payables for Capital Shares Redeemed	6,230
Other Liabilities	1,916
Total Liabilities	26,163
Net Assets	19,783,704

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	12,869,114
Undistributed Net Investment Income	66,526
Accumulated Net Realized Gains	403,019
Unrealized Appreciation (Depreciation)	6,445,045
Net Assets	19,783,704

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

10

STAR Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	243,977
Net Investment Income—Note B	243,977
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	367,561
Affiliated Investment Securities Sold	75,434
Realized Net Gain (Loss)	442,995
Change in Unrealized Appreciation (Depreciation) of Investment Securities	806,457
Net Increase (Decrease) in Net Assets Resulting from Operations	1,493,429

See accompanying Notes, which are an integral part of the Financial Statements.

11

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	243,977	360,114
Realized Net Gain (Loss)	442,995	520,569
Change in Unrealized Appreciation (Depreciation)	806,457	(213,356)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,493,429	667,327
Distributions
Net Investment Income	(245,508)	(364,214)
Realized Capital Gain[1]	(485,527)	(621,917)
Total Distributions	(731,035)	(986,131)
Capital Share Transactions
Issued	712,292	1,245,359
Issued in Lieu of Cash Distributions	698,391	945,181
Redeemed	(1,104,803)	(1,986,490)
Net Increase (Decrease) from Capital Share Transactions	305,880	204,050
Total Increase (Decrease)	1,068,274	(114,754)
Net Assets
Beginning of Period	18,715,430	18,830,184
End of Period[2]	19,783,704	18,715,430
1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $44,222,000 and $53,653,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $66,526,000 and $68,057,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.32	$24.76	$25.27	$23.66	$20.62	$19.25
Investment Operations
Net Investment Income	. 319.470		.523	.486	.460	.455
Capital Gain Distributions Received	.468	.683	.319	.296	.106	.097
Net Realized and Unrealized Gain (Loss)
on Investments	1.122	(.293)	(.329)	1.458	2.951	1.309
Total from Investment Operations	1.909	.860	.513	2.240	3.517	1.861
Distributions
Dividends from Net Investment Income	(. 322)	(. 477)	(. 530)	(. 472)	(. 453)	(. 466)
Distributions from Realized Capital Gains	(. 637)	(. 823)	(. 493)	(.158)	(. 024)	(. 025)
Total Distributions	(.959)	(1.300)	(1.023)	(.630)	(.477)	(.491)
Net Asset Value, End of Period	$25.27	$24.32	$24.76	$25.27	$23.66	$20.62

Total Return[1]	8.12%	3.68%	2.03%	9.61%	17.36%	9.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,784	$18,715	$18,830	$18,745	$17,180	$14,759
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.32%	0.32%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to
Average Net Assets	2.08%	1.95%	2.06%	1.97%	2.08%	2.28%
Portfolio Turnover Rate	9%	12%	8%	6%	9%	12%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2017, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

14

STAR Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2017, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

At April 30, 2017, the cost of investment securities for tax purposes was $13,337,051,000. Net unrealized appreciation of investment securities for tax purposes was $6,445,045,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
	Shares	Shares
	(000)	(000)
Issued	29,065	52,699
Issued in Lieu of Cash Distributions	29,505	40,178
Redeemed	(45,096)	(83,868)
Net Increase (Decrease) in Shares Outstanding	13,474	9,009

15

STAR Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			April 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Explorer Fund	691,544	30,678	49,477	2,509	28,169	751,503
Vanguard GNMA Fund	2,364,483	146,453	13,623	27,606	16,102	2,434,571
Vanguard International
Growth Fund	1,749,260	89,003	148,089	21,841	—	1,897,344
Vanguard International
Value Fund	1,756,532	47,590	73,734	39,663	—	1,890,267
Vanguard Long-Term
Investment-Grade Fund	2,309,911	298,853	31,399	49,541	36,139	2,465,910
Vanguard Market
Liquidity Fund	—	NA1	NA1	2	—	—
Vanguard Morgan
Growth Fund	1,130,606	61,168	71,482	9,200	51,968	1,216,646
Vanguard PRIMECAP Fund	1,126,861	54,821	102,870	14,018	40,803	1,197,216
Vanguard Short-Term
Investment-Grade Fund	2,365,141	86,196	11,563	23,284	2,853	2,422,513
Vanguard U.S. Growth Fund	1,123,439	18,826	30,753	4,575	12,115	1,224,858
Vanguard Windsor Fund	1,439,463	60,991	147,335	17,365	40,363	1,500,170
Vanguard Windsor II Fund	2,656,979	193,761	222,029	34,373	139,049	2,781,098
Total	18,714,219	1,088,340	902,354	243,977	367,561	19,782,096
1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

17

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2016	4/30/2017	Period
Based on Actual Fund Return	$1,000.00	$1,081.15	$1.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.21	1.61

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The
STAR Fund’s annualized expense figure for the period is 0.32%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

18

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Index Group—serves as the investment advisor for the limited purpose of investing the fund’s cash in futures. The board determined that continuing the fund’s limited-purpose investment management arrangement with Vanguard was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the limited-purpose investment management services provided to the fund since 2009, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the arrangement.

Investment performance

The board considered the fund’s performance since 2009, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that Vanguard has performed its cash management duties in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average. Information about the fund’s acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

19

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

20

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

21

Benchmark Information

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper, a Thomson Reuters Company.

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.5% Citigroup 3 Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 12.5% Bloomberg Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 12.5% Bloomberg Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 12.5% Bloomberg Barclays U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes.

22

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062017

Semiannual Report | April 30, 2017

Vanguard Total International

Stock Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	34
Trustees Approve Advisory Arrangement.	36
Glossary.	38

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2017, Vanguard Total International Stock Index Fund returned more than 10%, in line with its benchmark and close to the average return of its peer funds.

• European stocks, which represented more than 40% of the fund’s assets on average during the period, returned about 15%. The biggest European contribution came from the United Kingdom. Returns there were helped by the British pound, which rebounded a bit from its post-Brexit decline, thereby benefiting U.S.-based investors. The markets in most other European countries also recorded double-digit gains, including France, Germany, and Switzerland, which together accounted for almost 20% of fund assets.

• In the Pacific region, Australian stocks returned more than 12%. Japan advanced less than 5%. Returns from both countries were crimped by their currencies, which weakened against the U.S. dollar.

• All ten industry sectors advanced. Financials, industrials, and technology, each of which returned about 14%, led the way.

Total Returns: Six Months Ended April 30, 2017
Total
Returns
Vanguard Total International Stock Index Fund
Investor Shares	10.59%
ETF Shares
Market Price	10.77
Net Asset Value	10.67
Admiral™ Shares	10.65
Institutional Shares	10.67
Institutional Plus Shares	10.68
Institutional Select Shares	10.69
FTSE Global All Cap ex US Index	10.57
International Funds Average	10.62
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares,
Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964;
7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	ETF	Admiral	Institutional	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Select Shares	Average
Total International Stock Index
Fund	0.18%	0.11%	0.11%	0.09%	0.07%	0.045%	1.34%

The fund expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2017, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.11% for ETF Shares, 0.11%
for Admiral Shares, 0.09% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.045% for Institutional Select Shares. The
peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end
2016.

Peer group: International Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

3

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
	Total Returns
	Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

4

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated
by the allocations of a globally diversified, market-capitalization-weighted index fund.

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.
Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters
Datastream, and FactSet.

5

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2017

6

Total International Stock Index Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
Institutional
	Investor		Admiral	Institutional	Institutional	Select
	Shares	ETF Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VGTSX	VXUS	VTIAX	VTSNX	VTPSX	VTISX
Expense Ratio[1]	0.18%	0.11%	0.11%	0.09%	0.07%	0.045%

Portfolio Characteristics
		FTSE Global
		All Cap ex US
	Fund	Index
Number of Stocks	6,171	5,825
Median Market Cap	$23.9B	$24.0B
Price/Earnings Ratio	20.6x	20.3x
Price/Book Ratio	1.6x	1.6x
Return on Equity	13.6%	13.6%
Earnings Growth
Rate	6.9%	6.9%
Dividend Yield	2.8%	2.8%
Turnover Rate
(Annualized)	2%	—
Short-Term Reserves	-0.4%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		All Cap ex US
	Fund	Index
Basic Materials	7.8%	7.8%
Consumer Goods	16.2	16.2
Consumer Services	8.2	8.2
Financials	25.9	25.9
Health Care	7.6	7.7
Industrials	15.0	15.0
Oil & Gas	6.3	6.3
Technology	5.8	5.7
Telecommunications	3.9	3.9
Utilities	3.3	3.3

Volatility Measures
FTSE Global
All Cap ex US
Index
R-Squared	0.98
Beta	0.95
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.1%
Samsung Electronics Co. Consumer
Ltd.	Electronics	1.0
Royal Dutch Shell plc	Integrated Oil & Gas	1.0
Roche Holding AG	Pharmaceuticals	0.9
Novartis AG	Pharmaceuticals	0.8
Tencent Holdings Ltd.	Internet	0.8
HSBC Holdings plc	Banks	0.8
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	0.7
Toyota Motor Corp.	Automobiles	0.7
Unilever	Personal Products	0.7
Top Ten		8.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.17% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.09% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.045% for Institutional Select Shares.

7

Total International Stock Index Fund

Allocation by Region (% of portfolio)

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap ex
		US
	Fund	Index
Europe
United Kingdom	12.9%	12.9%
France	6.7	6.5
Germany	6.4	6.4
Switzerland	5.8	5.9
Spain	2.3	2.3
Sweden	2.2	2.2
Netherlands	2.1	2.2
Italy	1.7	1.8
Denmark	1.2	1.2
Other	2.8	2.8
Subtotal	44.1%	44.2%
Pacific
Japan	17.1%	17.0%
Australia	5.2	5.2
South Korea	3.5	3.5
Hong Kong	2.6	2.6
Singapore	1.0	1.0
Other	0.2	0.2
Subtotal	29.6%	29.5%
Emerging Markets
China	4.7%	4.7%
Taiwan	3.2	3.2
India	2.5	2.5
Brazil	1.7	1.7
South Africa	1.6	1.6
Other	5.6	5.6
Subtotal	19.3%	19.3%
North America
Canada	6.6%	6.6%
Middle East	0.4%	0.4%

8

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006, Through April 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/29/1996	13.65%	4.75%	1.32%
ETF Shares	1/26/2011
Market Price		13.91	4.83	2.89[1]
Net Asset Value		13.75	4.83	2.85[1]
Admiral Shares	11/29/2010	13.74	4.83	4.20[1]
Institutional Shares	11/29/2010	13.73	4.85	4.23[1]
Institutional Plus Shares	11/30/2010	13.74	4.87	4.43[1]
Institutional Select Shares	6/24/2016	—	—	17.46[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		—	0.0%

Australia
Commonwealth Bank of Australia	21,175,501	1,383,055	0.5%
Westpac Banking Corp.	41,259,893	1,081,619	0.4%
Australia & New Zealand Banking Group Ltd.	36,087,702	883,391	0.3%
National Australia Bank Ltd.	32,514,392	825,285	0.3%
BHP Billiton Ltd.	39,446,096	702,296	0.3%
1 Australia—Other †		9,032,275	3.3%
		13,907,921	5.1%

Austria †		635,477	0.2%

Belgium
Anheuser-Busch InBev SA/NV	9,809,483	1,106,220	0.4%
Belgium—Other †		1,309,072	0.5%
		2,415,292	0.9%
Brazil
CPFL Energia SA	3,329,046	27,270	0.0%
CPFL Energia SA ADR	226,454	3,680	0.0%
1 Brazil—Other †		4,605,498	1.7%
		4,636,448	1.7%
Canada
^ Royal Bank of Canada	18,189,637	1,245,511	0.5%
Toronto-Dominion Bank	22,686,872	1,067,490	0.4%
Enbridge Inc.	20,013,229	829,529	0.3%
Bank of Nova Scotia	14,871,936	826,697	0.3%
1 Canada—Other †		13,839,956	5.1%
		17,809,183	6.6%

10

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Chile †			729,184	0.3%

China
	Tencent Holdings Ltd.	66,382,433	2,079,983	0.8%
	China Construction Bank Corp.	1,124,169,012	912,447	0.4%
	China Mobile Ltd.	65,558,875	697,981	0.3%
	Industrial & Commercial Bank of China Ltd.	885,764,920	577,400	0.2%
	Bank of China Ltd.	924,975,262	447,423	0.2%
	China Life Insurance Co. Ltd.	91,498,659	278,363	0.1%
	China Petroleum & Chemical Corp.	313,938,516	254,935	0.1%
	CNOOC Ltd.	198,236,136	231,262	0.1%
	PetroChina Co. Ltd.	259,640,766	182,419	0.1%
	Agricultural Bank of China Ltd.	318,711,407	146,923	0.1%
	China Overseas Land & Investment Ltd.	47,245,620	137,040	0.1%
	China Shenhua Energy Co. Ltd.	41,853,112	97,426	0.1%
	China Telecom Corp. Ltd.	199,526,459	97,326	0.1%
	China Resources Land Ltd.	33,205,022	92,012	0.1%
	China Unicom Hong Kong Ltd.	70,707,104	91,497	0.1%
	PICC Property & Casualty Co. Ltd.	56,728,628	91,192	0.0%
	CITIC Ltd.	61,555,960	89,257	0.0%
	China Communications Construction Co. Ltd.	54,131,694	74,326	0.0%
	China CITIC Bank Corp. Ltd.	102,892,183	65,133	0.0%
	Sinopharm Group Co. Ltd.	12,930,497	57,958	0.0%
	CRRC Corp. Ltd.	49,915,547	48,642	0.0%
*	China Resources Beer Holdings Co. Ltd.	19,829,025	47,686	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	18,301,488	45,566	0.0%
	China Cinda Asset Management Co. Ltd.	119,067,515	45,262	0.0%
	China Everbright International Ltd.	32,527,033	43,929	0.0%
1	People’s Insurance Co. Group of China Ltd.	105,279,839	43,384	0.0%
	China Resources Power Holdings Co. Ltd.	23,913,591	43,054	0.0%
	China Merchants Port Holdings Co. Ltd.	14,856,862	42,449	0.0%
1	China Galaxy Securities Co. Ltd.	45,752,223	41,698	0.0%
	China State Construction International Holdings Ltd.	22,138,715	40,117	0.0%
	China Railway Group Ltd.	46,866,648	39,638	0.0%
*,1	Postal Savings Bank of China Co. Ltd.	60,119,000	39,075	0.0%
	Dongfeng Motor Group Co. Ltd.	36,097,373	37,914	0.0%
1	CGN Power Co. Ltd.	123,012,733	37,114	0.0%
	China Resources Gas Group Ltd.	9,794,453	33,008	0.0%
*,1	China Huarong Asset Management Co. Ltd.	77,927,126	32,796	0.0%
	China Railway Construction Corp. Ltd.	23,197,129	32,395	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	6,179,991	31,770	0.0%
	China Longyuan Power Group Corp. Ltd.	41,280,215	31,737	0.0%
	Kunlun Energy Co. Ltd.	34,790,777	31,396	0.0%
	Beijing Capital International Airport Co. Ltd.	18,497,443	26,095	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	43,049,669	24,056	0.0%
	China Oilfield Services Ltd.	22,671,700	20,871	0.0%
	AviChina Industry & Technology Co. Ltd.	30,230,046	20,154	0.0%
	China Jinmao Holdings Group Ltd.	62,035,995	20,066	0.0%
	Air China Ltd.	22,389,885	19,796	0.0%
	China Everbright Bank Co. Ltd.	41,050,656	19,241	0.0%
^	China Reinsurance Group Corp.	82,782,424	19,037	0.0%
1	Sinopec Engineering Group Co. Ltd.	18,297,212	17,879	0.0%
	Huaneng Renewables Corp. Ltd.	51,192,925	17,870	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	13,370,660	17,703	0.0%
	China Power International Development Ltd.	41,374,343	15,413	0.0%

11

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
1	China Railway Signal & Communication Corp. Ltd.	19,660,232	15,352	0.0%
	China Southern Airlines Co. Ltd.	20,413,983	13,570	0.0%
	China Resources Cement Holdings Ltd.	24,376,511	13,328	0.0%
*	China Agri-Industries Holdings Ltd.	26,094,153	12,907	0.0%
	Metallurgical Corp. of China Ltd.	34,892,501	12,894	0.0%
*	China Coal Energy Co. Ltd.	25,514,362	12,385	0.0%
^	China Eastern Airlines Corp. Ltd.	19,658,855	10,300	0.0%
	Sinotrans Ltd.	22,506,140	10,114	0.0%
	China Machinery Engineering Corp.	12,310,845	9,176	0.0%
*,^	Angang Steel Co. Ltd.	13,490,463	9,054	0.0%
	Huadian Fuxin Energy Corp. Ltd.	32,638,143	7,545	0.0%
^,1	Universal Medical Financial & Technical Advisory Services Co. Ltd.	8,006,500	6,838	0.0%
	Sinopec Kantons Holdings Ltd.	12,514,000	6,379	0.0%
	China BlueChemical Ltd.	21,958,105	6,290	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	2,991,127	5,959	0.0%
1	Hua Hong Semiconductor Ltd.	3,782,000	5,362	0.0%
	Harbin Electric Co. Ltd.	8,766,187	5,358	0.0%
	China National Materials Co. Ltd.	14,239,631	4,989	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	2,750,970	4,092	0.0%
	Dah Chong Hong Holdings Ltd.	9,376,000	4,048	0.0%
	China National Accord Medicines Corp. Ltd. Class B	657,373	3,968	0.0%
*,^	Sinotrans Shipping Ltd.	15,235,000	3,424	0.0%
*,^	CITIC Resources Holdings Ltd.	27,389,068	3,306	0.0%
	China Foods Ltd.	8,519,157	3,281	0.0%
^	Sinofert Holdings Ltd.	23,823,945	3,181	0.0%
^	China Overseas Property Holdings Ltd.	16,078,560	2,786	0.0%
^	Poly Culture Group Corp. Ltd.	990,586	2,617	0.0%
*,^	China Merchants Land Ltd.	13,188,000	2,456	0.0%
*,^	China Chengtong Development Group Ltd.	31,274,000	1,947	0.0%
	Minmetals Land Ltd.	13,893,000	1,695	0.0%
^	China Electronics Corp. Holdings Co. Ltd.	8,952,000	1,678	0.0%
	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,653	0.0%
*	Shanghai Potevio Co. Ltd. Class B	1,353,800	1,103	0.0%
	COSCO SHIPPING International Hong Kong Co. Ltd.	578,527	248	0.0%
*	China Datang Corp. Renewable Power Co. Ltd.	296,839	30	0.0%
	China Energy Engineering Corp. Ltd.	23,629	4	0.0%
1	China—Other †		4,513,941	1.7%
			12,452,372	4.6%

Colombia †			270,142	0.1%

[1]Czech Republic †			106,795	0.0%

Denmark
	Novo Nordisk A/S Class B	22,701,706	883,933	0.3%
1	Denmark—Other †		2,332,963	0.9%
			3,216,896	1.2%

Egypt †			123,218	0.0%

Finland †			2,094,170	0.8%

12

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
France
	TOTAL SA	27,043,967	1,388,256	0.5%
^	Sanofi	13,725,704	1,296,996	0.5%
	BNP Paribas SA	12,014,244	847,932	0.3%
^	LVMH Moet Hennessy Louis Vuitton SE	3,077,333	759,698	0.3%
1	France—Other †		13,427,596	4.9%
			17,720,478	6.5%
Germany
	Siemens AG	9,346,199	1,340,648	0.5%
	Bayer AG	10,169,900	1,258,355	0.5%
	BASF SE	11,346,362	1,105,352	0.4%
	SAP SE	10,981,270	1,099,951	0.4%
	Allianz SE	5,593,428	1,064,865	0.4%
	Daimler AG	12,659,623	943,324	0.3%
1	Germany—Other †		10,335,551	3.8%
			17,148,046	6.3%

Greece †			239,396	0.1%

Hong Kong
	AIA Group Ltd.	148,159,370	1,025,475	0.4%
	BOC Hong Kong Holdings Ltd.	44,216,639	181,710	0.1%
1	BOC Aviation Ltd.	2,623,152	13,993	0.0%
	Nexteer Automotive Group Ltd.	8,603,000	13,396	0.0%
*,^	MMG Ltd.	28,084,079	9,589	0.0%
^	China Travel International Investment Hong Kong Ltd.	30,769,554	8,894	0.0%
	CITIC Telecom International Holdings Ltd.	17,918,875	5,525	0.0%
^	Shenwan Hongyuan HK Ltd.	4,750,000	1,829	0.0%
1	CGN New Energy Holdings Co. Ltd.	12,372,000	1,826	0.0%
	APT Satellite Holdings Ltd.	335,872	182	0.0%
1	Hong Kong—Other †		5,753,043	2.1%
			7,015,462	2.6%

Hungary †			167,128	0.1%

India
	Nestle India Ltd.	282,521	29,409	0.0%
1	India—Other †		6,657,262	2.5%
			6,686,671	2.5%

Indonesia †			1,516,661	0.6%

Ireland †			449,008	0.2%

Israel †			1,016,950	0.4%

[1]Italy †			4,696,331	1.7%

Japan
	Toyota Motor Corp.	33,604,878	1,818,723	0.7%
	Mitsubishi UFJ Financial Group Inc.	165,161,125	1,046,559	0.4%
	SoftBank Group Corp.	10,579,107	802,454	0.3%
	Japan—Other †		41,852,564	15.4%
			45,520,300	16.8%

13

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
[1]Malaysia †			1,907,717	0.7%

Malta †			—	0.0%

[1]Mexico †			2,221,006	0.8%

Netherlands
	Unilever NV	19,137,352	1,002,520	0.4%
	ING Groep NV	47,421,793	772,954	0.3%
1	Netherlands—Other †		3,923,279	1.4%
			5,698,753	2.1%

New Zealand †			596,736	0.2%

[1]Norway †			1,357,426	0.5%

Other[2]
3	Vanguard FTSE Emerging Markets ETF	15,481,703	624,532	0.2%

Pakistan †			142,463	0.1%

Peru †			162,404	0.1%

Philippines †			797,768	0.3%

Poland †			808,905	0.3%

Portugal †			367,645	0.1%

Qatar †			470,084	0.2%

Russia †			2,199,096	0.8%

Singapore
*,^	COSCO Shipping International Singapore Co. Ltd.	11,079,116	2,263	0.0%
^	China Everbright Water Ltd.	5,866,000	1,952	0.0%
	Singapore—Other †		2,582,233	1.0%
			2,586,448	1.0%
South Africa
	Naspers Ltd.	5,273,689	1,002,800	0.4%
	South Africa—Other †		3,290,173	1.2%
			4,292,973	1.6%
South Korea
	Samsung Electronics Co. Ltd.	1,245,901	2,442,500	0.9%
	Samsung Electronics Co. Ltd. Preference Shares	205,512	316,473	0.1%
	Samsung Electronics Co. Ltd. GDR	10,809	10,606	0.0%
1	South Korea—Other †		6,726,114	2.5%
			9,495,693	3.5%
Spain
	Banco Santander SA	177,196,743	1,154,779	0.4%
1	Spain—Other †		4,978,860	1.9%
			6,133,639	2.3%

14

Total International Stock Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
[1]Sweden †				5,967,029	2.2%

Switzerland
*	Nestle SA		37,904,147	2,919,397	1.1%
	Roche Holding AG		8,759,310	2,292,000	0.8%
	Novartis AG		29,052,662	2,236,621	0.8%
	UBS Group AG		42,858,143	731,625	0.3%
1	Switzerland—Other †			7,628,183	2.8%
				15,807,826	5.8%
Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.		279,345,063	1,799,511	0.7%
	Taiwan—Other †			6,797,908	2.5%
				8,597,419	3.2%

[1]Thailand †				2,101,633	0.8%

Turkey †				704,272	0.3%

United Arab Emirates †				533,859	0.2%

United Kingdom
	HSBC Holdings plc		246,605,806	2,033,596	0.7%
	British American Tobacco plc		22,915,579	1,548,257	0.6%
	Royal Dutch Shell plc Class A		52,331,803	1,358,979	0.5%
	BP plc		234,762,264	1,343,926	0.5%
	Royal Dutch Shell plc Class B		46,332,365	1,232,767	0.5%
	GlaxoSmithKline plc		60,381,680	1,215,357	0.4%
	AstraZeneca plc		15,523,509	929,696	0.3%
	Diageo plc		30,968,309	901,402	0.3%
	Vodafone Group plc		326,901,116	841,982	0.3%
	Unilever plc		14,843,735	763,687	0.3%
	Lloyds Banking Group plc		831,091,725	746,760	0.3%
	Reckitt Benckiser Group plc		7,733,191	712,519	0.3%
	Prudential plc		31,720,807	704,009	0.3%
1	United Kingdom—Other †			20,163,825	7.4%
				34,496,762	12.7%
Total Common Stocks (Cost $248,808,912)				268,645,617	99.3%[4]

		Coupon
Temporary Cash Investments
Money Market Fund
[5,6]	Vanguard Market Liquidity Fund	1.034%	92,976,796	9,299,539	3.4%

7	U.S. Government and Agency Obligations †			140,535	0.1%
Total Temporary Cash Investments (Cost $9,439,138)				9,440,074	3.5%[4]
Total Investments (Cost $258,248,050)				278,085,691	102.8%

15

Total International Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	17,950
Receivables for Investment Securities Sold	1,245
Receivables for Accrued Income	1,028,415
Receivables for Capital Shares Issued	383,266
Other Assets[8]	155,894
Total Other Assets	1,586,770	0.6%
Liabilities
Payables for Investment Securities Purchased	(29,784)
Collateral for Securities on Loan	(8,477,984)
Payables for Capital Shares Redeemed	(426,594)
Payables to Vanguard	(98,199)
Other Liabilities	(15,005)
Total Liabilities	(9,047,566)	(3.4%)
Net Assets	270,624,895	100.0%

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	251,865,270
Undistributed Net Investment Income	857,618
Accumulated Net Realized Losses	(2,002,331)
Unrealized Appreciation (Depreciation)
Investment Securities	19,837,641
Futures Contracts	28,256
Forward Currency Contracts	41,360
Foreign Currencies	(2,919)
Net Assets	270,624,895

Investor Shares—Net Assets
Applicable to 6,332,583,998 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	103,049,472
Net Asset Value Per Share—Investor Shares	$16.27

ETF Shares—Net Assets
Applicable to 155,090,371 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,850,117
Net Asset Value Per Share—ETF Shares	$50.62

16

Total International Stock Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 2,000,363,950 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	54,445,548
Net Asset Value Per Share—Admiral Shares	$27.22

Institutional Shares—Net Assets
Applicable to 218,799,468 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,814,768
Net Asset Value Per Share—Institutional Shares	$108.84

Institutional Plus Shares—Net Assets
Applicable to 726,912,075 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	79,133,171
Net Asset Value Per Share—Institutional Plus Shares	$108.86

Institutional Select Shares—Net Assets
Applicable to 20,340,266 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,331,819
Net Asset Value Per Share—Institutional Select Shares	$114.64

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,913,968,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $2,238,322,000, representing 0.8% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.8%, respectively, of net assets.
5 Includes $8,477,984,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
7 Securities with a value of $112,224,000 have been segregated as initial margin for open futures contracts.
8 Cash of $120,000 has been segregated as initial margin for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Dividends[1,2]	3,112,961
Interest[2]	5,476
Securities Lending—Net	88,764
Total Income	3,207,201
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,432
Management and Administrative—Investor Shares	58,858
Management and Administrative—ETF Shares	2,668
Management and Administrative—Admiral Shares	18,539
Management and Administrative—Institutional Shares	6,887
Management and Administrative—Institutional Plus Shares	15,878
Management and Administrative—Institutional Select Shares	176
Marketing and Distribution—Investor Shares	9,917
Marketing and Distribution—ETF Shares	237
Marketing and Distribution—Admiral Shares	2,145
Marketing and Distribution—Institutional Shares	285
Marketing and Distribution—Institutional Plus Shares	477
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	22,912
Shareholders’ Reports—Investor Shares	970
Shareholders’ Reports—ETF Shares	141
Shareholders’ Reports—Admiral Shares	409
Shareholders’ Reports—Institutional Shares	97
Shareholders’ Reports—Institutional Plus Shares	25
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	76
Total Expenses	146,129
Net Investment Income	3,061,072
Realized Net Gain (Loss)
Investment Securities Sold[2]	(314,580)
Futures Contracts	193,006
Foreign Currencies and Forward Currency Contracts	(111,451)
Realized Net Gain (Loss)	(233,025)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	22,666,354
Futures Contracts	(14,909)
Foreign Currencies and Forward Currency Contracts	96,238
Change in Unrealized Appreciation (Depreciation)	22,747,683
Net Increase (Decrease) in Net Assets Resulting from Operations	25,575,730
1 Dividends are net of foreign withholding taxes of $304,830,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $2,776,000, $5,084,000, and
($4,192,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,061,072	6,053,782
Realized Net Gain (Loss)	(233,025)	(469,376)
Change in Unrealized Appreciation (Depreciation)	22,747,683	(761,289)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,575,730	4,823,117
Distributions
Net Investment Income
Investor Shares	(1,052,061)	(2,257,394)
ETF Shares	(78,096)	(162,450)
Admiral Shares	(554,311)	(1,159,461)
Institutional Shares	(242,851)	(512,562)
Institutional Plus Shares	(821,278)	(1,683,492)
Institutional Select Shares	(21,047)	(8,579)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(2,769,644)	(5,783,938)
Capital Share Transactions
Investor Shares	7,186,568	12,882,094
ETF Shares	836,764	1,456,535
Admiral Shares	4,768,287	7,636,979
Institutional Shares	2,166,043	3,770,740
Institutional Plus Shares	7,965,099	11,434,039
Institutional Select Shares	553,292	1,551,923
Net Increase (Decrease) from Capital Share Transactions	23,476,053	38,732,310
Total Increase (Decrease)	46,282,139	37,771,489
Net Assets
Beginning of Period	224,342,756	186,571,267
End of Period[1]	270,624,895	224,342,756
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $857,618,000 and $615,342,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.88	$15.11	$16.31	$16.67	$14.31	$14.24
Investment Operations
Net Investment Income	.185	. 422	. 423	. 526[1]	.425	.405
Net Realized and Unrealized Gain (Loss)
on Investments	1.376	(.243)	(1.206)	(.352)	2.428	.305
Total from Investment Operations	1.561	.179	(.783)	.174	2.853	.710
Distributions
Dividends from Net Investment Income	(.171)	(. 409)	(. 417)	(. 534)	(. 493)	(. 640)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.171)	(. 409)	(. 417)	(. 534)	(. 493)	(. 640)
Net Asset Value, End of Period	$16.27	$14.88	$15.11	$16.31	$16.67	$14.31

Total Return[2]	10.59%	1.31%	-4.89%	1.00%	20.37%	5.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions) $103,049		$87,010	$74,444	$51,040	$45,205	$35,564
Ratio of Total Expenses to
Average Net Assets	0.17%	0.18%	0.19%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.95%	2.73%	3.16%[1]	2.79%	3.17%
Portfolio Turnover Rate [3]	2%	3%	3%	3%	5%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.067 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total International Stock Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$46.28	$47.00	$50.75	$51.86	$44.53	$44.33
Investment Operations
Net Investment Income	.591	1.344	1.346	1.680[1]	1.365	1.283
Net Realized and Unrealized Gain (Loss)
on Investments	4.299	(.763)	(3.767)	(1.087)	7.555	.965
Total from Investment Operations	4.890	.581	(2.421)	.593	8.920	2.248
Distributions
Dividends from Net Investment Income	(.550)	(1.301)	(1.329)	(1.703)	(1.590)	(2.048)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.550)	(1.301)	(1.329)	(1.703)	(1.590)	(2.048)
Net Asset Value, End of Period	$50.62	$46.28	$47.00	$50.75	$51.86	$44.53

Total Return	10.67%	1.39%	-4.87%	1.10%	20.50%	5.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,850	$6,377	$4,930	$3,360	$2,198	$966
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.13%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.48%	3.02%	2.79%	3.24%[1]	2.87%	3.23%
Portfolio Turnover Rate[2]	2%	3%	3%	3%	5%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.208 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.89	$25.27	$27.29	$27.89	$23.94	$23.81
Investment Operations
Net Investment Income	. 318.722		.726	. 904[1]	.733	.681
Net Realized and Unrealized Gain (Loss)
on Investments	2.307	(.400)	(2.032)	(.588)	4.069	.530
Total from Investment Operations	2.625	.322	(1.306)	.316	4.802	1.211
Distributions
Dividends from Net Investment Income	(. 295)	(.702)	(.714)	(. 916)	(. 852)	(1.081)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 295)	(.702)	(.714)	(. 916)	(. 852)	(1.081)
Net Asset Value, End of Period	$27.22	$24.89	$25.27	$27.29	$27.89	$23.94

Total Return[2]	10.65%	1.40%	-4.88%	1.09%	20.51%	5.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,446	$45,154	$37,841	$31,445	$21,438	$15,153
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.48%	3.02%	2.80%	3.24%[1]	2.87%	3.23%
Portfolio Turnover Rate [3]	2%	3%	3%	3%	5%	3%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$99.52	$101.07	$109.12	$111.51	$95.75	$95.29
Investment Operations
Net Investment Income	1.280	2.907	2.923	3.630[1]	2.948	2.818
Net Realized and Unrealized Gain (Loss)
on Investments	9.233	(1.632)	(8.098)	(2.338)	16.255	2.048
Total from Investment Operations	10.513	1.275	(5.175)	1.292	19.203	4.866
Distributions
Dividends from Net Investment Income	(1.193)	(2.825)	(2.875)	(3.682)	(3.443)	(4.406)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.193)	(2.825)	(2.875)	(3.682)	(3.443)	(4.406)
Net Asset Value, End of Period	$108.84	$99.52	$101.07	$109.12	$111.51	$95.75

Total Return[2]	10.67%	1.39%	-4.84%	1.12%	20.51%	5.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,815	$19,692	$16,038	$13,182	$11,024	$7,062
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.50%	3.04%	2.82%	3.26%[1]	2.89%	3.27%
Portfolio Turnover Rate [3]	2%	3%	3%	3%	5%	3%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.446 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$99.54	$101.08	$109.14	$111.53	$95.77	$95.31
Investment Operations
Net Investment Income	1.292	2.926	2.954	3.655[1]	2.968	2.778
Net Realized and Unrealized Gain (Loss)
on Investments	9.233	(1.622)	(8.108)	(2.339)	16.259	2.110
Total from Investment Operations	10.525	1.304	(5.154)	1.316	19.227	4.888
Distributions
Dividends from Net Investment Income	(1.205)	(2.844)	(2.906)	(3.706)	(3.467)	(4.428)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.205)	(2.844)	(2.906)	(3.706)	(3.467)	(4.428)
Net Asset Value, End of Period	$108.86	$99.54	$101.08	$109.14	$111.53	$95.77

Total Return[2]	10.68%	1.42%	-4.82%	1.14%	20.54%	5.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79,133	$64,511	$53,318	$33,915	$22,504	$12,973
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.52%	3.06%	2.85%	3.28%[1]	2.91%	3.29%
Portfolio Turnover Rate [3]	2%	3%	3%	3%	5%	3%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.446 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total International Stock Index Fund

Financial Highlights

Institutional Select Shares
	Six Months	June 24,
	Ended	2016[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016
Net Asset Value, Beginning of Period	$104.82	$97.20
Investment Operations
Net Investment Income	1.374	.914
Net Realized and Unrealized Gain (Loss) on Investments	9.721	7.340
Total from Investment Operations	11.095	8.254
Distributions
Dividends from Net Investment Income	(1.275)	(.634)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.275)	(.634)
Net Asset Value, End of Period	$114.64	$104.82

Total Return	10.69%	8.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,332	$1,599
Ratio of Total Expenses to Average Net Assets	0.045%	0.045%[2]
Ratio of Net Investment Income to Average Net Assets	2.55%	3.09%[2]
Portfolio Turnover Rate [3]	2%	3%[4]
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

26

Total International Stock Index Fund

counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value

27

Total International Stock Index Fund

of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

28

Total International Stock Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $17,950,000, representing 0.01% of the fund’s net assets and 7.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	25,824,919	3	3,445
Common Stocks—Other	1,228,958	241,279,421	308,871
Temporary Cash Investments	9,299,539	140,535	—
Futures Contracts—Assets[1]	1,811	—	—
Futures Contracts—Liabilities[1]	(5,005)	—	—
Forward Currency Contracts—Assets	—	44,786	—
Forward Currency Contracts—Liabilities	—	(3,426)	—
Total	36,350,222	241,461,319	312,316
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $3,744,661,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $4,374,538,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

29

Total International Stock Index Fund

D. At April 30, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	1,811	44,786	46,597
Other Liabilities	(5,005)	(3,426)	(8,431)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	193,006	—	193,006
Forward Currency Contracts	—	(62,299)	(62,299)
Realized Net Gain (Loss) on Derivatives	193,006	(62,299)	130,707

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(14,909)	—	(14,909)
Forward Currency Contracts	—	73,919	73,919
Change in Unrealized Appreciation (Depreciation) on Derivatives	(14,909)	73,919	59,010

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2017	20,883	797,743	32,379
Topix Index	June 2017	4,590	630,008	(3,765)
FTSE 100 Index	June 2017	4,212	390,444	(5,516)
S&P ASX 200 Index	June 2017	1,809	199,988	5,158
				28,256

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

30

Total International Stock Index Fund

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	6/21/17	EUR	533,559	USD	571,564	11,222
The Toronto-Dominion Bank	6/13/17	JPY	44,472,341	USD	391,744	7,908
The Toronto-Dominion Bank	6/21/17	GBP	224,505	USD	273,431	17,798
The Toronto-Dominion Bank	6/20/17	AUD	201,560	USD	152,119	(1,330)
BNP Paribas	6/13/17	JPY	16,440,375	USD	148,963	(1,221)
BNP Paribas	6/21/17	GBP	53,103	USD	66,235	2,650
Bank of America, N.A.	6/21/17	EUR	48,575	USD	51,911	1,146
BNP Paribas	6/21/17	EUR	45,124	USD	49,239	49
Citibank, N.A.	6/21/17	EUR	45,124	USD	49,226	61
Barclays Bank plc	6/13/17	JPY	5,072,100	USD	44,707	874
BNP Paribas	6/20/17	AUD	49,815	USD	37,998	(731)
JPMorgan Chase Bank, N.A.	6/21/17	GBP	28,086	USD	34,922	1,511
Barclays Bank plc	6/21/17	EUR	29,586	USD	32,111	204
Bank of America, N.A.	6/13/17	JPY	2,582,815	USD	23,295	(85)
JPMorgan Chase Bank, N.A.	6/13/17	JPY	1,864,212	USD	16,419	334
Barclays Bank plc	6/20/17	AUD	8,683	USD	6,555	(59)
Citibank, N.A.	6/13/17	USD	375,082	JPY	41,638,917	893
Bank of America, N.A.	6/13/17	USD	24,652	JPY	2,728,083	136
						41,360
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2017, the counterparties had deposited in segregated accounts securities and cash with a value of $48,732,000 in connection with open forward currency contracts.

31

Total International Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2017, the fund realized net foreign currency losses of $49,152,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $1,827,738,000 to offset future net capital gains. Of this amount, $463,013,000 is subject to expiration on October 31, 2017. Capital losses of $1,364,725,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $258,861,275,000. Net unrealized appreciation of investment securities for tax purposes was $19,224,416,000, consisting of unrealized gains of $40,556,859,000 on securities that had risen in value since their purchase and $21,332,443,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $26,328,635,000 of investment securities and sold $2,585,167,000 of investment securities, other than temporary cash investments. Purchases and sales include $734,755,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2017		October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	9,409,058	625,539	18,871,841	1,326,569
Issued in Lieu of Cash Distributions	1,049,124	70,046	2,250,202	156,617
Redeemed	(3,271,614)	(211,148)	(8,239,949)	(562,185)
Net Increase (Decrease)—Investor Shares	7,186,568	484,437	12,882,094	921,001
ETF Shares
Issued	836,764	17,313	1,658,897	37,182
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(202,362)	(4,300)
Net Increase (Decrease)—ETF Shares	836,764	17,313	1,456,535	32,882

32

Total International Stock Index Fund

	Six Months Ended		Year Ended
	April 30, 2017		October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	8,123,028	317,162	13,322,337	553,169
Issued in Lieu of Cash Distributions	490,964	19,580	1,029,578	42,833
Redeemed	(3,845,705)	(150,809)	(6,714,936)	(278,885)
Net Increase (Decrease)—Admiral Shares	4,768,287	185,933	7,636,979	317,117
Institutional Shares
Issued	3,789,441	36,802	6,315,000	65,205
Issued in Lieu of Cash Distributions	231,784	2,311	489,606	5,094
Redeemed	(1,855,182)	(18,180)	(3,033,866)	(31,122)
Net Increase (Decrease)—Institutional Shares	2,166,043	20,933	3,770,740	39,177
Institutional Plus Shares
Issued	10,809,096	105,666	14,020,321	147,086
Issued in Lieu of Cash Distributions	813,641	8,110	1,655,052	17,216
Redeemed	(3,657,638)	(34,961)	(4,241,334)	(43,672)
Net Increase (Decrease)—Institutional Plus Shares	7,965,099	78,815	11,434,039	120,630
Institutional Select Shares[1]
Issued	594,442	5,477	1,556,105	15,292
Issued in Lieu of Cash Distributions	21,047	198	8,579	81
Redeemed	(62,197)	(587)	(12,761)	(121)
Net Increase (Decrease)—Institutional Select Shares	553,292	5,088	1,551,923	15,252
1 Inception was June 24, 2016, for Institutional Select Shares.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	10/31/2016	4/30/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,105.93	$0.89
ETF Shares	1,000.00	1,106.69	0.57
Admiral Shares	1,000.00	1,106.52	0.57
Institutional Shares	1,000.00	1,106.70	0.47
Institutional Plus Shares	1,000.00	1,106.81	0.37
Institutional Select Shares	1,000.00	1,106.92	0.24
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.25	0.55
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.35	0.45
Institutional Plus Shares	1,000.00	1,024.45	0.35
Institutional Select Shares	1,000.00	1,024.60	0.23

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.09% for Institutional Shares, 0.07% for Institutional
Plus Shares, and 0.045% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

35

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since the fund began investing directly in stocks in 2008 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since 2008, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

36

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

37

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

38

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total International Stock Index: Total International Composite Index through August 31, 2006; MSCI EAFE + Emerging Markets Index through December 15, 2010; MSCI ACWI ex USA IMI Index through June 2, 2013; and FTSE Global All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

39

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1132 062017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.
Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)

Common Stocks (99.3%)[1]
Argentina (0.0%)
* Siderar SAIC Class A	390	—

Australia (5.1%)
Commonwealth Bank of Australia	21,175,501	1,383,055
Westpac Banking Corp.	41,259,893	1,081,619
Australia & New Zealand Banking Group Ltd.	36,087,702	883,391
National Australia Bank Ltd.	32,514,392	825,285
BHP Billiton Ltd.	39,446,096	702,296
CSL Ltd.	5,624,302	557,706
Wesfarmers Ltd.	13,895,882	447,302
Woolworths Ltd.	15,850,515	318,622
Macquarie Group Ltd.	3,772,788	262,084
Rio Tinto Ltd.	5,203,485	235,571
Transurban Group	25,117,107	229,467
Woodside Petroleum Ltd.	9,000,838	216,663
Scentre Group	62,804,729	202,640
Amcor Ltd.	14,262,383	167,701
AGL Energy Ltd.	8,274,087	165,654
Suncorp Group Ltd.	15,816,365	163,045
Telstra Corp. Ltd.	51,328,004	162,174
Westfield Corp.	23,812,903	161,939
QBE Insurance Group Ltd.	16,808,038	161,488
Brambles Ltd.	19,395,984	150,088
Newcrest Mining Ltd.	9,246,354	148,342
AMP Ltd.	36,026,066	144,345
Insurance Australia Group Ltd.	29,219,129	135,632
South32 Ltd.	65,437,419	135,606
Goodman Group	21,909,831	133,030
* Origin Energy Ltd.	21,521,060	115,811
Aristocrat Leisure Ltd.	7,769,461	114,178
Stockland	29,426,865	106,800
APA Group	13,675,818	93,790
Aurizon Holdings Ltd.	24,152,601	93,136
James Hardie Industries plc	5,432,096	91,913
Dexus Property Group	11,960,576	91,330
ASX Ltd.	2,356,069	89,318
Vicinity Centres	40,527,225	87,353
GPT Group	22,140,007	86,968
Ramsay Health Care Ltd.	1,594,067	85,477
Sonic Healthcare Ltd.	5,085,603	84,072
LendLease Group	6,823,146	81,916
Treasury Wine Estates Ltd.	9,052,686	81,278
Fortescue Metals Group Ltd.	19,675,096	77,985
Oil Search Ltd.	14,387,699	77,635
Mirvac Group	45,593,383	77,440
Medibank Pvt Ltd.	34,037,786	74,099
Cochlear Ltd.	703,725	73,666
Caltex Australia Ltd.	3,204,201	71,522
Sydney Airport	13,650,154	70,501
Challenger Ltd.	6,981,231	68,953
DUET Group	30,453,461	68,815
* Santos Ltd.	25,571,359	66,386
Boral Ltd.	14,376,640	66,270
Computershare Ltd.	5,986,654	65,997
Orica Ltd.	4,628,693	64,128
BlueScope Steel Ltd.	6,981,600	60,998
Incitec Pivot Ltd.	20,592,090	58,341
SEEK Ltd.	4,353,060	55,450
Bendigo & Adelaide Bank Ltd.	5,815,306	53,517
Tatts Group Ltd.	16,062,902	51,675
Coca-Cola Amatil Ltd.	6,667,992	46,732
Crown Resorts Ltd.	4,649,342	43,473

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Bank of Queensland Ltd.	4,767,539	42,656
	Star Entertainment Grp Ltd.	10,075,783	41,968
	Alumina Ltd.	30,550,011	41,938
	Tabcorp Holdings Ltd.	10,203,913	36,252
	Healthscope Ltd.	21,469,060	35,457
	Domino's Pizza Enterprises Ltd.	771,265	35,270
	Qantas Airways Ltd.	10,975,584	34,791
	Orora Ltd.	14,923,775	33,649
	CIMIC Group Ltd.	1,196,769	33,166
	Ansell Ltd.	1,829,586	32,568
	Iluka Resources Ltd.	5,144,522	32,328
	Downer EDI Ltd.	7,195,966	31,622
	REA Group Ltd.	646,607	29,695
	AusNet Services	22,409,297	29,349
	ALS Ltd.	6,176,031	28,888
	Magellan Financial Group Ltd.	1,575,347	27,768
	Qube Holdings Ltd.	13,764,853	27,060
	Link Administration Holdings Ltd.	4,404,941	25,462
	JB Hi-Fi Ltd.	1,371,167	25,334
	Macquarie Atlas Roads Group	6,336,733	25,320
	Investa Office Fund	7,084,965	25,189
	Adelaide Brighton Ltd.	5,638,912	25,000
	IOOF Holdings Ltd.	3,720,327	24,523
	DuluxGroup Ltd.	4,837,536	24,494
	nib holdings Ltd.	5,398,111	24,246
	BT Investment Management Ltd.	2,618,791	23,393
	Northern Star Resources Ltd.	7,098,319	23,079
	carsales. com Ltd.	2,619,359	22,973
	CSR Ltd.	6,235,107	22,863
	Fairfax Media Ltd.	28,456,877	22,560
*	WorleyParsons Ltd.	2,637,866	22,282
	Evolution Mining Ltd.	12,621,272	21,937
	Perpetual Ltd.	551,415	21,777
	Charter Hall Group	5,122,162	21,759
^	Harvey Norman Holdings Ltd.	6,432,034	20,175
	OZ Minerals Ltd.	3,680,669	19,544
	TPG Telecom Ltd.	4,404,651	19,434
*	Metcash Ltd.	11,890,175	19,142
	GrainCorp Ltd. Class A	2,802,688	18,691
^	Vocus Group Ltd.	7,251,805	18,281
*,^	Mayne Pharma Group Ltd.	17,816,789	17,916
	Sims Metal Management Ltd.	1,941,339	17,823
*	Whitehaven Coal Ltd.	8,398,669	17,180
	Nufarm Ltd.	2,193,452	16,671
	Flight Centre Travel Group Ltd.	695,123	16,350
	Shopping Centres Australasia Property Group	9,184,313	15,888
	Washington H Soul Pattinson & Co. Ltd.	1,112,280	15,678
	Primary Health Care Ltd.	5,980,874	15,165
	IRESS Ltd.	1,623,227	15,115
	InvoCare Ltd.	1,335,529	14,571
	Independence Group NL	5,884,386	14,416
	Regis Resources Ltd.	5,624,669	13,969
	Charter Hall Retail REIT	4,162,398	13,933
	Mineral Resources Ltd.	1,741,554	13,928
	BWP Trust	6,095,790	13,325
^	Bapcor Ltd.	3,395,169	13,277
	Cromwell Property Group	18,003,501	13,073
	G8 Education Ltd.	4,668,100	12,916
^	Blackmores Ltd.	160,162	12,772
	Cleanaway Waste Management Ltd.	13,131,915	12,470
	Aveo Group	5,266,016	12,421
	Super Retail Group Ltd.	1,748,095	12,346
*	St. Barbara Ltd.	6,018,454	12,336
	Breville Group Ltd.	1,537,421	12,316

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Navitas Ltd.	3,581,461	12,299
	Sigma Pharmaceuticals Ltd.	13,036,277	12,205
2	MYOB Group Ltd.	4,502,830	11,857
	Steadfast Group Ltd.	5,823,384	11,841
	Pact Group Holdings Ltd.	2,211,652	11,672
	Reliance Worldwide Corp. Ltd.	4,650,931	10,595
	Spotless Group Holdings Ltd.	13,011,215	10,512
	Abacus Property Group	4,039,207	10,433
	Costa Group Holdings Ltd.	3,154,398	10,354
	Monadelphous Group Ltd.	1,092,475	10,214
^	Platinum Asset Management Ltd.	2,893,064	10,079
	Beach Energy Ltd.	17,966,827	9,865
	GUD Holdings Ltd.	1,029,227	9,580
	ARB Corp. Ltd.	821,516	9,526
	Premier Investments Ltd.	956,749	9,382
	Webjet Ltd.	1,095,335	9,325
	Seven Group Holdings Ltd.	1,123,588	9,321
*	NEXTDC Ltd.	2,862,867	8,897
	Viva Energy REIT	4,909,305	8,862
	Ardent Leisure Group	5,809,401	8,821
	Southern Cross Media Group Ltd.	9,099,333	8,795
	Automotive Holdings Group Ltd.	3,109,330	8,677
	Myer Holdings Ltd.	10,253,475	8,519
	Brickworks Ltd.	772,967	8,518
	Eclipx Group Ltd.	2,925,095	8,440
	APN Outdoor Group Ltd.	2,061,920	8,405
	Altium Ltd.	1,315,407	8,066
*	Galaxy Resources Ltd.	25,332,915	8,059
*,^	Mesoblast Ltd.	3,404,717	8,029
	Sandfire Resources NL	1,816,911	7,867
	Retail Food Group Ltd.	1,890,531	7,723
	Genworth Mortgage Insurance Australia Ltd.	3,116,686	7,665
	Mantra Group Ltd.	3,609,392	7,615
	Technology One Ltd.	1,843,198	7,530
	Australian Pharmaceutical Industries Ltd.	4,455,753	7,429
	GWA Group Ltd.	3,179,942	7,426
*	SpeedCast International Ltd.	2,595,544	7,387
	Nine Entertainment Co. Holdings Ltd.	7,748,941	7,135
^	Bega Cheese Ltd.	1,556,009	6,980
	McMillan Shakespeare Ltd.	685,197	6,931
	Growthpoint Properties Australia Ltd.	2,799,090	6,850
*,^	Aconex Ltd.	2,084,794	6,840
*	Nanosonics Ltd.	2,883,857	6,819
	Sirtex Medical Ltd.	582,637	6,766
	Estia Health Ltd.	2,901,950	6,651
	Corporate Travel Management Ltd.	432,129	6,584
	Tassal Group Ltd.	1,952,790	6,520
*,^	Saracen Mineral Holdings Ltd.	9,162,862	6,468
*	Australian Agricultural Co. Ltd.	4,979,032	6,424
	National Storage REIT	5,665,766	6,318
	oOh!media Ltd.	1,836,589	6,195
	APN News & Media Ltd.	3,320,254	6,188
	Seven West Media Ltd.	10,918,053	6,042
	Credit Corp. Group Ltd.	443,380	6,036
	Asaleo Care Ltd.	4,458,328	5,983
^	IPH Ltd.	1,648,898	5,887
	FlexiGroup Ltd.	3,289,566	5,728
*	Infigen Energy	7,874,775	5,604
	Resolute Mining Ltd.	6,033,402	5,602
	Folkestone Education Trust	2,570,114	5,582
*,^	Orocobre Ltd.	2,331,486	5,497
^	Gateway Lifestyle	3,374,636	5,383
^	Regis Healthcare Ltd.	1,595,546	5,357
*,^	Western Areas Ltd.	3,101,397	5,147

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Greencross Ltd.	987,275	5,023
	IDP Education Ltd.	1,428,751	4,923
*,^	Syrah Resources Ltd.	2,883,290	4,915
	Ingenia Communities Group	2,388,969	4,896
	Japara Healthcare Ltd.	3,092,842	4,791
*,^	Gold Road Resources Ltd.	9,474,932	4,687
	Collins Foods Ltd.	1,188,717	4,665
	SmartGroup Corp. Ltd.	944,186	4,561
	Arena REIT	2,846,657	4,538
	BWX Ltd.	1,106,378	4,397
*	Elders Ltd.	1,316,167	4,384
	Hotel Property Investments	1,934,533	4,285
	Centuria Industrial REIT	2,335,631	4,284
	Programmed Maintenance Services Ltd.	3,315,793	4,268
	GDI Property Group	5,255,071	4,133
	Select Harvests Ltd.	992,810	4,041
	Tox Free Solutions Ltd.	2,370,546	3,922
	WiseTech Global Ltd.	850,562	3,696
*	Cardno Ltd.	3,671,548	3,658
*	Superloop Ltd.	1,980,485	3,615
*,^	Quintis Ltd.	4,008,827	3,604
*,^	Blue Sky Alternative Investments Ltd.	592,186	3,548
*	Senex Energy Ltd.	14,330,556	3,418
	WPP AUNZ Ltd.	3,855,664	3,363
	SG Fleet Group Ltd.	1,228,851	3,338
*,^	Pilbara Minerals Ltd.	12,695,994	3,234
	SeaLink Travel Group Ltd.	995,911	3,232
*,^	Highfield Resources Ltd.	4,027,062	3,191
^	OFX Group Ltd.	2,962,359	3,182
*	RCR Tomlinson Ltd.	1,475,894	3,134
	Virtus Health Ltd.	715,637	3,120
	Cedar Woods Properties Ltd.	771,397	3,092
	Astro Japan Property Group	602,502	3,008
*,^	Starpharma Holdings Ltd.	5,326,322	2,950
^	Village Roadshow Ltd.	1,084,679	2,946
*,^	Liquefied Natural Gas Ltd.	5,903,982	2,936
*	Vita Group Ltd.	1,704,252	2,901
*,^	Lynas Corp. Ltd.	41,920,776	2,854
	MACA Ltd.	2,242,843	2,786
*,^	Karoon Gas Australia Ltd.	2,455,957	2,714
	Cabcharge Australia Ltd.	1,373,805	2,705
	Ainsworth Game Technology Ltd.	1,892,179	2,635
^	Bellamy's Australia Ltd.	677,069	2,603
*,^	Perseus Mining Ltd.	11,699,216	2,584
*,^	Beadell Resources Ltd.	14,263,116	2,450
^	RCG Corp. Ltd.	3,592,466	2,231
^	iSentia Group Ltd.	1,903,721	2,064
*	Mount Gibson Iron Ltd.	7,562,126	2,035
*	AWE Ltd.	5,959,630	2,026
^	Newcrest Mining Ltd. ADR	114,674	1,834
	Thorn Group Ltd.	1,673,182	1,609
	ERM Power Ltd.	1,723,646	1,568
	NZME Ltd.	2,403,747	1,486
*	Watpac Ltd.	2,628,524	1,444
*,^	Paladin Energy Ltd.	16,350,055	1,286
*	Billabong International Ltd.	1,363,818	1,138
	Decmil Group Ltd.	1,721,395	1,009
	Reject Shop Ltd.	310,873	989
	CSG Ltd.	2,653,258	954
*	Ten Network Holdings Ltd.	3,907,169	791
	SMS Management & Technology Ltd.	639,392	766
	Cash Converters International Ltd.	3,382,547	695
*,^	MMA Offshore Ltd.	3,847,515	634
	Sims Metal Management Ltd. ADR	66,577	605

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,^	Arrium Ltd.	26,938,843	444
*	Acrux Ltd.	1,854,394	382
*	Strandline Resources Ltd.	887,913	5
	New Hope Corp. Ltd.	2,124	3
*	SGH Energy Pty Ltd.	5,925,255	—
*	Kagara Ltd.	2,282,838	—
*	DSHE Holdings Ltd.	1,313,373	—
*	Jacana Minerals Ltd.	215,615	—
			13,907,921
Austria (0.2%)
	Erste Group Bank AG	3,528,595	126,337
	OMV AG	1,771,427	81,594
	voestalpine AG	1,399,952	58,363
	ANDRITZ AG	890,578	49,211
*	Raiffeisen Bank International AG	1,613,544	36,783
	Wienerberger AG	1,455,367	34,074
	BUWOG AG	1,178,499	31,827
	IMMOFINANZ AG	12,021,787	24,991
*	Lenzing AG	125,301	23,360
	CA Immobilien Anlagen AG	874,556	19,152
*,^	Oesterreichische Post AG	422,890	17,939
*,^	Verbund AG	825,019	13,697
	Vienna Insurance Group AG Wiener Versicherung Gruppe	475,183	12,327
	Telekom Austria AG Class A	1,693,705	11,886
^	Mayr Melnhof Karton AG	96,933	11,730
	UNIQA Insurance Group AG	1,336,334	11,151
	Schoeller-Bleckmann Oilfield Equipment AG	131,459	9,178
	RHI AG	302,030	8,794
	S IMMO AG	636,041	8,313
	Strabag SE	200,123	8,184
	Zumtobel Group AG	328,449	6,840
^	DO & CO AG	80,208	5,413
	Palfinger AG	126,634	5,168
	EVN AG	366,756	4,857
*	Flughafen Wien AG	123,473	4,482
*	Porr AG	110,869	3,965
^	Semperit AG Holding	116,419	3,107
	Kapsch TrafficCom AG	56,201	2,754
			635,477
Belgium (0.9%)
	Anheuser-Busch InBev SA/NV	9,809,483	1,106,220
	KBC Group NV	3,385,420	244,654
*,^	UCB SA	1,483,929	115,819
	Solvay SA Class A	871,000	110,784
	Ageas	2,481,238	101,597
^	Groupe Bruxelles Lambert SA	964,735	92,536
^	Umicore SA	1,154,146	67,618
^	Proximus SADP	1,757,513	53,752
	Ackermans & van Haaren NV	305,825	50,054
	Colruyt SA	823,098	42,296
*	Telenet Group Holding NV	602,071	36,582
	Ontex Group NV	954,545	31,849
	bpost SA	1,249,252	29,942
	Cofinimmo SA	242,386	29,336
	Sofina SA	189,985	27,274
	Bekaert SA	431,806	21,735
	Melexis NV	254,366	21,205
*	KBC Ancora	430,379	20,482
*	Warehouses De Pauw CVA	198,757	19,019
	Elia System Operator SA/NV	323,333	17,150
	D'ieteren SA/NV	329,590	16,081
^	Aedifica SA	186,394	14,653
	Ion Beam Applications	242,710	14,406
	Gimv NV	226,691	13,833

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Befimmo SA	227,375	13,269
	Econocom Group SA/NV	796,027	12,801
	Cie d'Entreprises CFE	87,524	12,756
	Euronav NV	1,572,855	12,485
*	Tessenderlo Chemie NV (Voting Shares)	282,151	11,581
*	AGFA-Gevaert NV	2,028,683	10,299
	Barco NV	94,082	9,268
	Kinepolis Group NV	147,680	8,527
*	Orange Belgium SA	348,794	7,276
*,^	Nyrstar (Voting Shares)	1,113,639	6,303
	Van de Velde NV	84,316	4,631
	EVS Broadcast Equipment SA	110,819	4,463
*	Wereldhave Belgium NV	25,309	2,756
			2,415,292
Brazil (1.7%)
	Itau Unibanco Holding SA Preference Shares	30,790,452	380,849
	Banco Bradesco SA Preference Shares	28,499,898	299,989
	Ambev SA	49,975,094	287,502
*	Petroleo Brasileiro SA Preference Shares	45,189,146	198,892
*	Petroleo Brasileiro SA	38,767,307	175,391
	Vale SA Preference Shares	19,778,819	163,637
	Itausa - Investimentos Itau SA Preference Shares	46,558,912	145,073
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	23,988,829	143,674
	Cielo SA	15,340,667	116,479
	Vale SA	13,014,690	112,636
	Banco do Brasil SA	10,502,322	108,694
	Ultrapar Participacoes SA	4,721,910	104,761
	Itau Unibanco Holding SA ADR	8,031,072	98,782
	BRF SA	7,565,918	94,847
	Kroton Educacional SA	18,646,016	87,824
	Banco Bradesco SA	8,288,562	85,000
	Lojas Renner SA	7,919,800	73,807
	BB Seguridade Participacoes SA	7,365,982	69,365
	CCR SA	12,136,351	67,678
	Raia Drogasil SA	3,041,393	64,631
	Telefonica Brasil SA Preference Shares	4,081,693	60,813
	Banco Bradesco SA ADR	5,720,281	60,349
	Banco Santander Brasil SA	5,616,900	48,523
	Lojas Americanas SA Preference Shares	8,693,624	46,124
	Ambev SA ADR	7,884,878	45,180
	Hypermarcas SA	4,666,947	44,199
	Equatorial Energia SA	2,431,883	44,047
*	Petroleo Brasileiro SA ADR Type A	4,465,506	38,984
	WEG SA	6,681,403	37,259
	Vale SA Class B Pfd. ADR	4,340,307	35,634
	JBS SA	10,799,775	34,944
	Klabin SA	6,727,724	33,490
	Embraer SA	6,896,115	33,372
*	Rumo SA	11,709,432	32,206
*	BR Malls Participacoes SA	7,029,309	31,115
	Gerdau SA Preference Shares	9,581,515	29,583
*	TIM Participacoes SA	9,116,830	29,470
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,293,002	29,229
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,110,256	28,682
	Engie Brasil Energia SA	2,590,436	27,748
	CPFL Energia SA	3,329,046	27,270
*	Petroleo Brasileiro SA ADR	2,989,514	26,936
	M Dias Branco SA	1,677,513	25,754
	Localiza Rent a Car SA	1,718,118	25,604
	Vale SA Class B ADR	2,900,624	24,887
	BTG Pactual Group	3,972,659	23,267
	Multiplan Empreendimentos Imobiliarios SA	991,538	21,149
	Cia Energetica de Minas Gerais Preference Shares	7,477,716	20,920
	Natura Cosmeticos SA	2,112,681	20,135

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Qualicorp SA	2,750,471	19,584
*	Fibria Celulose SA	2,044,405	18,937
	Sul America SA	3,478,851	18,402
	Estacio Participacoes SA	3,208,922	18,026
	MRV Engenharia e Participacoes SA	3,539,012	17,773
	Bradespar SA Preference Shares	2,789,937	17,448
	Transmissora Alianca de Energia Eletrica SA	2,273,969	16,485
	EDP - Energias do Brasil SA	3,793,573	16,039
	Cosan SA Industria e Comercio	1,368,794	16,004
	Fleury SA	953,381	15,775
	BRF SA ADR	1,264,694	15,733
	Braskem SA Preference Shares	1,451,946	15,617
*	Suzano Papel e Celulose SA Preference Shares Class A	3,616,626	15,280
	Smiles SA	693,500	15,085
	TOTVS SA	1,691,477	14,815
	Itau Unibanco Holding SA	1,367,379	14,673
*	Cia Siderurgica Nacional SA	6,003,344	14,658
*	Centrais Eletricas Brasileiras SA	2,545,645	14,484
*	Centrais Eletricas Brasileiras SA Preference Shares	1,977,818	14,269
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,327,300	13,837
	Cia de Saneamento do Parana Preference Shares	4,137,106	13,399
	Cia Energetica de Sao Paulo Preference Shares	2,224,114	12,683
	CVC Brasil Operadora e Agencia de Viagens SA	1,239,400	12,089
	Odontoprev SA	3,175,196	11,454
*	Cia Brasileira de Distribuicao ADR	501,509	11,309
*	Metalurgica Gerdau SA Preference Shares Class A	7,796,769	11,299
	Cia Hering	1,622,444	11,256
	Porto Seguro SA	1,199,500	10,854
	Telefonica Brasil SA ADR	732,855	10,839
	Duratex SA	3,649,015	10,266
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,106,910	10,184
	Lojas Americanas SA	2,286,727	9,856
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,101,996	9,410
	Sao Martinho SA	1,637,242	9,182
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	457,491	8,936
	Cia de Saneamento de Minas Gerais-COPASA	755,317	8,567
	AES Tiete Energia SA	1,976,945	8,402
*	Alupar Investimento SA	1,382,727	8,212
	Embraer SA ADR	427,557	8,209
*	Iguatemi Empresa de Shopping Centers SA	771,783	8,065
	Gerdau SA ADR	2,486,276	7,583
	Linx SA	1,336,366	7,456
	Multiplus SA	594,724	7,322
*	Cia Paranaense de Energia Preference Shares	792,750	7,285
	EcoRodovias Infraestrutura e Logistica SA	2,432,962	7,236
*	Marfrig Global Foods SA	3,118,056	7,093
*	B2W Cia Digital Common Shares	1,681,096	7,087
	Grendene SA	909,678	7,065
	Alpargatas SA Preference Shares	1,678,136	7,032
*	Fibria Celulose SA ADR	764,721	7,020
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,159,129	6,924
	Iochpe Maxion SA	1,232,478	6,488
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	1,289,713	6,111
	Via Varejo SA	1,618,100	6,072
*	Centrais Eletricas Brasileiras SA ADR Prf Class B	836,058	5,811
*	Light SA	840,659	5,787
	Aliansce Shopping Centers SA	1,195,432	5,676
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	781,673	5,529
	Marcopolo SA Preference Shares	7,039,112	5,323
	Arezzo Industria e Comercio SA	500,546	5,314
*	Minerva SA	1,585,901	5,046
	Cia Energetica de Minas Gerais ADR	1,842,053	5,029
	FPC Par Corretora de Seguros SA	788,200	4,693
*	Centrais Eletricas Brasileiras SA ADR	805,734	4,456

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,^	Cia Paranaense de Energia ADR	471,562	4,324
*	Cia Siderurgica Nacional SA ADR	1,705,976	4,111
	Ez Tec Empreendimentos e Participacoes SA	622,197	3,983
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	255,852	3,869
	Braskem SA ADR	172,888	3,727
	CPFL Energia SA ADR	226,454	3,680
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,115,700	3,529
	Tupy SA	717,969	3,450
*	Magnesita Refratarios SA	393,225	3,364
*	TIM Participacoes SA ADR	207,328	3,340
	Dimed SA Distribuidora da Medicamentos	18,190	3,324
	SLC Agricola SA	531,722	3,283
*	Randon Participacoes SA Preference Shares	2,079,293	3,079
	Even Construtora e Incorporadora SA	2,147,883	3,005
*	BR Properties SA	988,419	2,940
2	Ser Educacional SA	376,500	2,906
	Mahle-Metal Leve SA	431,634	2,748
	Cia Energetica de Minas Gerais	899,643	2,627
*	Cia Energetica do Ceara Preference Shares	166,733	2,467
	Direcional Engenharia SA	1,277,169	2,455
*	Itausa - Investimentos Itau SA	779,971	2,420
*	QGEP Participacoes SA	1,203,495	2,412
*	B2W Cia Digital	539,971	2,234
	Guararapes Confeccoes SA	79,135	2,232
*	Sonae Sierra Brasil SA	317,260	2,168
*	Santos Brasil Participacoes SA	2,797,245	2,071
*	GAEC Educacao SA	451,484	1,906
*	Cia Paranaense de Energia	245,100	1,803
*	JSL SA	760,868	1,688
*	Usinas Siderurgicas de Minas Gerais SA	570,187	1,577
*	Marisa Lojas SA	485,786	1,278
*	Gafisa SA	178,100	1,021
*,^	Gafisa SA ADR	82,437	938
*	Azul SA Prior Pfd.	80,300	606
*	Construtora Tenda SA	178,100	495
	Cia de Gas de Sao Paulo - COMGAS	36,302	488
*	Gol Linhas Aereas Inteligentes SA ADR	12,820	403
	Gerdau SA	66,300	202
	Klabin SA Preference Shares	62,213	55
*,^	Oi SA ADR	1,742	11
*	Iochpe Maxion SA Warrants Exp. 4/01/2019	25,663	8
*	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A Rights to Expire 5/26/2017	5,476	3
*	Contax Participacoes SA	455	1
*	Restoque Comercio e Confeccoes de Roupas SA	201	—
	Itausa - Investimentos Itau SA Common Shares	46	—
*	Cia de Gas de Sao Paulo - COMGAS Rights to Expire 5/26/2017	776	—
			4,636,448
Canada (6.6%)
^	Royal Bank of Canada	18,189,637	1,245,511
	Toronto-Dominion Bank	22,686,872	1,067,490
	Enbridge Inc.	20,013,229	829,529
	Bank of Nova Scotia	14,871,936	826,697
	Suncor Energy Inc.	20,457,247	641,120
	Canadian National Railway Co.	8,356,983	604,068
^	Bank of Montreal	7,899,263	559,351
	TransCanada Corp.	10,587,322	491,575
	Canadian Natural Resources Ltd.	13,655,122	434,947
	Manulife Financial Corp.	24,228,903	424,922
	Brookfield Asset Management Inc. Class A (Toronto Shares)	10,744,500	397,178
	Canadian Imperial Bank of Commerce	4,846,279	391,416
	Canadian Pacific Railway Ltd.	1,797,956	275,492
	Sun Life Financial Inc.	7,509,383	265,212
	Barrick Gold Corp.	13,685,514	228,785
	Alimentation Couche-Tard Inc. Class B	4,835,896	222,408

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Rogers Communications Inc. Class B	4,466,737	204,808
	Magna International Inc.	4,592,575	191,838
	Thomson Reuters Corp.	4,015,501	182,471
	Potash Corp. of Saskatchewan Inc.	10,301,119	173,717
	BCE Inc.	3,670,621	167,121
	National Bank of Canada	4,171,203	162,106
	Agrium Inc.	1,697,054	159,281
	Loblaw Cos. Ltd.	2,756,751	154,716
	Fortis Inc.	4,741,015	154,277
^	Pembina Pipeline Corp.	4,835,579	154,095
^	Restaurant Brands International Inc.	2,697,639	151,418
*	CGI Group Inc. Class A	3,116,314	150,399
	Franco-Nevada Corp.	2,179,458	148,230
	Goldcorp Inc.	10,471,790	145,909
	Agnico Eagle Mines Ltd.	2,750,417	131,471
	Fairfax Financial Holdings Ltd.	283,614	129,647
	Encana Corp.	11,948,909	127,888
	Cenovus Energy Inc.	12,542,728	125,055
	Waste Connections Inc. (New York Shares)	1,303,585	119,956
	Teck Resources Ltd. Class B	5,779,886	119,912
	Open Text Corp.	3,232,873	112,092
	Intact Financial Corp.	1,627,001	111,454
	Shaw Communications Inc. Class B	5,188,204	109,993
	Dollarama Inc.	1,241,210	108,659
	Silver Wheaton Corp.	5,397,183	107,702
	Saputo Inc.	3,117,494	102,497
^	Canadian Tire Corp. Ltd. Class A	828,242	101,084
	Power Corp. of Canada	4,324,749	100,210
	Metro Inc.	2,861,413	98,060
	Great-West Lifeco Inc.	3,631,017	97,675
	Imperial Oil Ltd.	3,244,511	94,384
	CCL Industries Inc. Class B	402,438	93,162
	Inter Pipeline Ltd.	4,568,181	93,067
	Constellation Software Inc.	195,812	89,558
	TELUS Corp.	2,432,308	80,931
	First Quantum Minerals Ltd.	8,454,260	80,576
	Gildan Activewear Inc.	2,832,418	79,409
	Waste Connections Inc.	858,544	78,983
	RioCan REIT	4,064,779	77,213
	SNC-Lavalin Group Inc.	1,850,813	74,437
	Power Financial Corp.	2,888,503	73,405
	Onex Corp.	1,005,204	72,527
	Canadian Utilities Ltd. Class A	2,383,737	68,715
^	Crescent Point Energy Corp.	6,643,596	65,752
	Keyera Corp.	2,284,732	63,234
*	Tourmaline Oil Corp.	3,067,963	60,278
	H&R REIT	3,535,812	59,990
*	Seven Generations Energy Ltd. Class A	3,350,657	59,328
*	BlackBerry Ltd.	6,206,265	57,968
^	ARC Resources Ltd.	4,414,310	57,950
^	PrairieSky Royalty Ltd.	2,623,549	57,178
	George Weston Ltd.	628,367	56,431
	Industrial Alliance Insurance & Financial Services Inc.	1,306,690	55,128
^	CI Financial Corp.	2,763,769	54,059
*	Kinross Gold Corp.	15,241,751	53,037
	Methanex Corp.	1,107,522	50,895
	CAE Inc.	3,311,508	50,581
	Cameco Corp.	4,842,262	46,434
^	AltaGas Ltd.	2,065,193	46,280
^	Vermilion Energy Inc.	1,291,052	45,455
	WSP Global Inc.	1,240,683	45,199
	Algonquin Power & Utilities Corp.	4,592,216	43,498
^	Veresen Inc.	3,874,072	43,223
*	Husky Energy Inc.	3,721,800	42,970

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Canadian Apartment Properties REIT	1,675,442	41,572
	Element Fleet Management Corp.	4,725,011	41,502
	Lundin Mining Corp.	7,698,610	41,058
^	Finning International Inc.	2,045,040	38,892
*,^	Valeant Pharmaceuticals International Inc.	4,079,366	37,804
2	Hydro One Ltd.	2,145,626	37,787
*	Bombardier Inc. Class B	23,632,651	36,530
	Ritchie Bros Auctioneers Inc.	1,086,255	35,618
	IGM Financial Inc.	1,154,065	34,671
	Atco Ltd.	931,036	33,878
^	Smart REIT	1,387,580	32,894
^	Canadian REIT	906,688	32,799
	Stantec Inc.	1,276,960	32,769
^	Peyto Exploration & Development Corp.	1,757,759	31,986
	Eldorado Gold Corp.	8,749,708	31,985
	West Fraser Timber Co. Ltd.	704,244	31,646
^	Yamana Gold Inc.	11,674,921	31,389
	Quebecor Inc. Class B	1,020,692	31,158
*	Ivanhoe Mines Ltd.	8,809,029	30,911
	Cineplex Inc.	782,523	30,801
^	Enbridge Income Fund Holdings Inc.	1,253,964	30,774
^	Whitecap Resources Inc.	4,326,764	30,619
	Toromont Industries Ltd.	852,601	30,330
	Tahoe Resources Inc.	3,715,645	30,105
*	B2Gold Corp.	11,778,773	29,597
	Empire Co. Ltd.	1,913,934	29,486
	Pan American Silver Corp.	1,748,264	29,316
^	Allied Properties REIT	1,040,411	27,919
*	Detour Gold Corp.	2,139,030	27,031
	TMX Group Ltd.	472,217	26,678
	Linamar Corp.	623,668	26,517
*	Turquoise Hill Resources Ltd.	9,689,256	26,405
	Chartwell Retirement Residences	2,314,750	26,352
	Alamos Gold Inc. Class A	3,652,729	26,143
^	Parkland Fuel Corp.	1,186,962	25,825
	FirstService Corp.	411,260	25,594
*,^	Amaya Inc.	1,391,030	24,712
	OceanaGold Corp.	7,522,750	24,524
	TFI International Inc.	1,113,208	24,237
^	DH Corp.	1,299,692	24,174
	Gibson Energy Inc.	1,770,008	24,001
^	Emera Inc.	680,907	23,569
^	Northland Power Inc.	1,327,480	23,466
	New Flyer Industries Inc.	626,428	23,335
*	IAMGOLD Corp.	5,521,466	22,813
	Cominar REIT	2,200,390	22,809
	Maple Leaf Foods Inc.	894,449	22,390
	MacDonald Dettwiler & Associates Ltd.	452,890	22,362
	Cott Corp.	1,682,111	22,132
*	Parex Resources Inc.	1,764,531	21,910
	Capital Power Corp.	1,202,110	21,910
^	Canadian Western Bank	1,091,871	21,461
*	Celestica Inc.	1,504,364	21,435
	Enerplus Corp.	2,960,636	21,363
	Colliers International Group Inc.	435,169	21,308
*	Descartes Systems Group Inc.	920,852	21,250
^	ShawCor Ltd.	819,729	20,568
	Premium Brands Holdings Corp.	326,176	20,416
	Granite REIT	563,184	20,200
	Enercare Inc.	1,258,160	19,982
*	New Gold Inc.	6,968,254	19,755
^	Dream Office REIT	1,308,440	18,624
	TransAlta Corp.	3,546,344	18,160
	Artis REIT	1,824,558	18,151

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,^	Pretium Resources Inc.	1,797,774	17,819
	Hudbay Minerals Inc.	2,928,370	17,484
	Laurentian Bank of Canada	422,043	17,264
	First Capital Realty Inc.	1,183,980	17,208
^	Superior Plus Corp.	1,714,565	16,417
*	Torex Gold Resources Inc.	968,499	16,404
*,^	First Majestic Silver Corp.	1,994,383	16,217
^	Stella-Jones Inc.	511,345	16,198
^	Boardwalk REIT	477,609	16,112
	Norbord Inc.	517,139	16,010
*	Raging River Exploration Inc.	2,670,212	15,590
	Winpak Ltd.	363,657	15,542
	Enerflex Ltd.	1,066,670	15,034
*	Silver Standard Resources Inc.	1,444,654	14,901
	Jean Coutu Group PJC Inc. Class A	909,935	14,892
^	Corus Entertainment Inc. Class B	1,493,585	14,662
*	Canfor Corp.	953,350	14,317
^	Canadian Energy Services & Technology Corp.	3,011,209	14,228
*	Advantage Oil & Gas Ltd.	2,259,224	14,217
*	Precision Drilling Corp.	3,561,739	14,168
	Russel Metals Inc.	737,377	14,142
	Innergex Renewable Energy Inc.	1,363,659	13,926
	Centerra Gold Inc.	2,688,616	13,886
	Osisko Gold Royalties Ltd.	1,291,399	13,755
*	Endeavour Mining Corp.	829,450	13,684
	Transcontinental Inc. Class A	761,113	13,577
	Birchcliff Energy Ltd.	2,613,700	13,422
	Mullen Group Ltd.	1,218,403	13,362
	North West Co. Inc.	558,406	13,172
	Westshore Terminals Investment Corp.	747,561	13,072
^	Hudson's Bay Co.	1,401,557	12,814
	ECN Capital Corp.	4,684,659	12,767
	Secure Energy Services Inc.	1,953,004	12,719
*,^	MEG Energy Corp.	2,804,892	12,699
	Aimia Inc.	1,847,171	12,368
^	Genworth MI Canada Inc.	493,457	12,255
	Pason Systems Inc.	816,341	12,122
^	TransAlta Renewables Inc.	1,059,985	12,106
^	Dominion Diamond Corp.	995,553	12,099
*,^	ProMetic Life Sciences Inc.	7,552,503	11,951
*,^	NovaGold Resources Inc.	2,859,763	11,858
	Barrick Gold Corp. (New York Shares)	640,404	10,708
	Enghouse Systems Ltd.	227,955	9,995
	Just Energy Group Inc.	1,605,905	9,812
^	Northview Apartment REIT	586,938	9,782
*,^	Sierra Wireless Inc.	385,265	9,748
*	ATS Automation Tooling Systems Inc.	1,016,000	9,691
^	TORC Oil & Gas Ltd.	2,205,686	9,598
	Cascades Inc.	786,252	9,469
*	Great Canadian Gaming Corp.	527,807	9,423
*	SEMAFO Inc.	4,034,748	9,281
*,^	Penn West Petroleum Ltd.	6,011,617	9,028
*	NuVista Energy Ltd.	1,967,416	8,864
*,^	Kelt Exploration Ltd.	1,779,991	8,763
	Ensign Energy Services Inc.	1,557,244	8,659
*	Gran Tierra Energy Inc. (Toronto Shares)	3,397,388	8,562
*,^	Baytex Energy Corp.	2,820,242	8,533
	Aecon Group Inc.	707,120	8,387
*	Paramount Resources Ltd. Class A	656,353	8,376
*	Air Canada Class B	848,865	8,078
	Brookfield Asset Management Inc. Class A	216,948	8,016
	Cogeco Communications Inc.	138,954	7,951
	Nevsun Resources Ltd.	3,465,398	7,692
^	Extendicare Inc.	1,030,489	7,542

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Dorel Industries Inc. Class B	298,853	7,181
	Fortis Inc. (New York Shares)	213,543	6,944
	Martinrea International Inc.	880,803	6,724
*,^	Pengrowth Energy Corp.	6,594,628	6,329
*	Crew Energy Inc.	1,813,639	5,461
^	AutoCanada Inc.	308,434	5,305
*,^	Athabasca Oil Corp.	4,747,259	4,799
^	Home Capital Group Inc. Class B	800,438	4,714
^	Bonterra Energy Corp.	331,251	4,698
*	Alacer Gold Corp.	2,813,281	4,452
	Morguard REIT	379,196	4,250
*,^	China Gold International Resources Corp. Ltd.	2,816,567	4,189
	Restaurant Brands International Inc. (New York Shares)	70,000	3,932
*	Gran Tierra Energy Inc.	1,352,643	3,409
^	First National Financial Corp.	191,534	3,229
	Sprott Inc.	1,603,846	2,761
*	DREAM Unlimited Corp. Class A	52,072	252
*	Osisko Gold Royalties Warrants Expire 2/26/2019	38,586	52
*	Canaccord Genuity Group Inc.	9,910	37
*	Avigilon Corp.	2,258	27
*,^	Great Basin Gold Ltd.	2,279,068	4
*	Pacific Exploration and Production Corp.	33	1
*	Poseidon Concepts Corp.	320,721	—
			17,809,183
Chile (0.3%)
	Enel Americas SA	316,908,612	62,693
	Empresas COPEC SA	4,626,902	51,753
*	Latam Airlines Group SA	4,029,427	50,835
	SACI Falabella	6,052,534	48,397
	Cencosud SA	14,161,812	40,340
*	Banco Santander Chile	651,356,948	38,609
	Banco de Chile	300,810,813	36,283
	Banco de Credito e Inversiones	594,364	32,985
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	930,711	32,953
	Empresas CMPC SA	13,978,409	32,612
	Enel Generacion Chile SA	34,395,400	26,327
	Cia Cervecerias Unidas SA	1,825,108	23,495
	Enel Chile SA	209,052,153	23,066
	Aguas Andinas SA Class A	37,475,192	21,188
	Itau CorpBanca	2,199,956,459	20,055
*	Empresa Nacional de Telecomunicaciones SA	1,645,231	19,747
	Colbun SA	83,692,198	18,520
	Parque Arauco SA	6,656,105	17,422
	Embotelladora Andina SA Preference Shares	2,786,895	11,595
	Engie Energia Chile SA	6,253,933	11,451
	AES Gener SA	29,142,286	11,071
	Vina Concha y Toro SA	6,676,516	10,795
	SONDA SA	5,874,086	10,015
*	CAP SA	949,477	9,916
	Ripley Corp. SA	13,247,572	9,631
	Enel Americas SA ADR	946,263	9,377
	Inversiones Aguas Metropolitanas SA	5,284,200	8,353
*	Banco Santander Chile ADR	343,877	8,126
	Sociedad Quimica y Minera de Chile SA ADR	205,061	7,290
*	Cia Sud Americana de Vapores SA	153,016,410	6,000
	Inversiones La Construccion SA	373,682	5,156
	Enel Generacion Chile SA ADR	218,930	5,031
	Forus SA	1,003,363	4,029
	Enel Chile SA ADR	574,664	3,138
	Latam Airlines Group SA ADR	73,423	930
			729,184
China (4.6%)
	Tencent Holdings Ltd.	66,382,433	2,079,983
	China Construction Bank Corp.	1,124,169,012	912,447

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	China Mobile Ltd.	65,558,875	697,981
	Industrial & Commercial Bank of China Ltd.	885,764,920	577,400
	Bank of China Ltd.	924,975,262	447,423
	Ping An Insurance Group Co. of China Ltd.	61,245,587	344,338
	China Life Insurance Co. Ltd. Class H	91,498,659	278,363
	China Petroleum & Chemical Corp.	313,938,516	254,935
	CNOOC Ltd.	198,236,136	231,262
	PetroChina Co. Ltd.	259,640,766	182,419
	Agricultural Bank of China Ltd.	318,711,407	146,923
	China Overseas Land & Investment Ltd.	47,245,620	137,040
	China Merchants Bank Co. Ltd.	46,822,310	121,317
	China Pacific Insurance Group Co. Ltd.	31,706,263	116,977
	China Shenhua Energy Co. Ltd.	41,853,112	97,426
	China Telecom Corp. Ltd.	199,526,459	97,326
	China Resources Land Ltd.	33,205,022	92,012
	China Unicom Hong Kong Ltd.	70,707,104	91,497
	PICC Property & Casualty Co. Ltd.	56,728,628	91,192
	CITIC Ltd.	61,555,960	89,257
	Country Garden Holdings Co. Ltd.	84,608,185	80,467
	China Minsheng Banking Corp. Ltd.	80,090,617	78,798
	Geely Automobile Holdings Ltd.	58,322,390	78,581
	Bank of Communications Co. Ltd.	99,513,445	76,518
	China Communications Construction Co. Ltd.	54,131,694	74,326
	CSPC Pharmaceutical Group Ltd.	52,850,229	73,304
	Haitong Securities Co. Ltd.	41,856,652	69,020
	Hengan International Group Co. Ltd.	8,893,209	66,455
	Sunny Optical Technology Group Co. Ltd.	8,036,948	66,037
	China CITIC Bank Corp. Ltd.	102,892,183	65,133
	CITIC Securities Co. Ltd.	28,598,764	59,945
	Sinopharm Group Co. Ltd.	12,930,497	57,958
	Brilliance China Automotive Holdings Ltd.	33,987,604	56,936
	Lenovo Group Ltd.	86,405,164	55,243
	Guangdong Investment Ltd.	34,520,149	53,395
	Anhui Conch Cement Co. Ltd.	14,626,845	51,151
	Belle International Holdings Ltd.	74,446,969	50,439
^	BYD Co. Ltd.	8,428,544	49,666
	New China Life Insurance Co. Ltd.	9,982,572	49,308
	ENN Energy Holdings Ltd.	9,046,288	49,039
	CRRC Corp. Ltd.	49,915,547	48,642
*	China Resources Beer Holdings Co. Ltd.	19,829,025	47,686
*,^	China Evergrande Group	43,479,842	46,375
*	China Taiping Insurance Holdings Co. Ltd.	18,301,488	45,566
	Shenzhou International Group Holdings Ltd.	6,884,629	45,300
	China Cinda Asset Management Co. Ltd.	119,067,515	45,262
	China Everbright International Ltd.	32,527,033	43,929
	Fosun International Ltd.	28,693,781	43,398
2	People's Insurance Co. Group of China Ltd.	105,279,839	43,384
	China Resources Power Holdings Co. Ltd.	23,913,591	43,054
	Sino Biopharmaceutical Ltd.	52,041,172	42,767
	China Merchants Port Holdings Co. Ltd.	14,856,862	42,449
	Guangzhou Automobile Group Co. Ltd.	27,225,836	42,312
2	Huatai Securities Co. Ltd.	21,591,436	41,810
2	China Galaxy Securities Co. Ltd.	45,752,223	41,698
^	Great Wall Motor Co. Ltd.	38,000,947	41,155
	China Vanke Co. Ltd.	16,236,569	41,143
	China Conch Venture Holdings Ltd.	20,282,500	40,391
	China State Construction International Holdings Ltd.	22,138,715	40,117
	GF Securities Co. Ltd.	19,337,542	39,988
	China Railway Group Ltd.	46,866,648	39,638
*,2	Postal Savings Bank of China Co. Ltd.	60,119,000	39,075
	Dongfeng Motor Group Co. Ltd.	36,097,373	37,914
	Beijing Enterprises Water Group Ltd.	49,523,321	37,900
2	CGN Power Co. Ltd.	123,012,733	37,114
	Huaneng Power International Inc.	52,218,082	35,994

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Haier Electronics Group Co. Ltd.	15,162,569	35,159
	China Resources Gas Group Ltd.	9,794,453	33,008
	TravelSky Technology Ltd.	12,525,297	32,967
*,2	China Huarong Asset Management Co. Ltd.	77,927,126	32,796
	China Railway Construction Corp. Ltd.	23,197,129	32,395
	Zhuzhou CRRC Times Electric Co. Ltd.	6,179,991	31,770
	China Longyuan Power Group Corp. Ltd.	41,280,215	31,737
	Beijing Enterprises Holdings Ltd.	6,473,819	31,600
	Kunlun Energy Co. Ltd.	34,790,777	31,396
	Longfor Properties Co. Ltd.	17,943,066	31,047
	ANTA Sports Products Ltd.	10,975,632	30,805
	China Gas Holdings Ltd.	19,396,677	30,409
^	Fullshare Holdings Ltd.	93,244,245	30,390
	Kingboard Chemical Holdings Ltd.	8,377,952	30,174
	Sunac China Holdings Ltd.	22,289,743	29,029
	Kingsoft Corp. Ltd.	9,964,056	28,400
	China Medical System Holdings Ltd.	15,338,327	26,474
	Beijing Capital International Airport Co. Ltd.	18,497,443	26,095
*,^	Alibaba Pictures Group Ltd.	160,512,352	25,993
	Zijin Mining Group Co. Ltd.	69,967,045	24,830
	China Everbright Ltd.	10,615,535	24,251
	Sinopec Shanghai Petrochemical Co. Ltd.	43,049,669	24,056
	Shimao Property Holdings Ltd.	14,966,578	24,022
	Chongqing Rural Commercial Bank Co. Ltd.	34,898,469	23,968
	China National Building Material Co. Ltd.	36,028,441	23,950
*,^	Aluminum Corp. of China Ltd.	48,486,772	23,830
	Far East Horizon Ltd.	25,803,973	23,737
	COSCO SHIPPING Ports Ltd.	21,532,593	23,575
	Shanghai Pharmaceuticals Holding Co. Ltd.	8,781,270	23,226
	Jiangxi Copper Co. Ltd.	14,727,752	22,942
	Sihuan Pharmaceutical Holdings Group Ltd.	50,945,128	22,640
	Intime Retail Group Co. Ltd.	17,821,500	22,546
	Zhejiang Expressway Co. Ltd.	18,086,733	22,500
	Jiangsu Expressway Co. Ltd.	15,153,456	22,360
2	Fuyao Glass Industry Group Co. Ltd.	6,087,689	21,490
	Nine Dragons Paper Holdings Ltd.	19,528,708	21,061
	Tsingtao Brewery Co. Ltd.	4,683,892	21,061
	China Oilfield Services Ltd.	22,671,700	20,871
	Yanzhou Coal Mining Co. Ltd.	24,053,080	20,793
	AviChina Industry & Technology Co. Ltd.	30,230,046	20,154
	China Jinmao Holdings Group Ltd.	62,035,995	20,066
	Air China Ltd.	22,389,885	19,796
	Guangzhou R&F Properties Co. Ltd.	11,714,467	19,717
	GOME Electrical Appliances Holding Ltd.	141,946,766	19,333
	China Everbright Bank Co. Ltd.	41,050,656	19,241
^	China Reinsurance Group Corp.	82,782,424	19,037
*,^	GCL-Poly Energy Holdings Ltd.	157,313,576	18,988
	Weichai Power Co. Ltd.	11,685,301	18,934
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	4,884,359	18,414
	China Communications Services Corp. Ltd.	31,702,788	18,041
	Shanghai Industrial Holdings Ltd.	5,669,413	17,936
	ZTE Corp.	9,311,260	17,936
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	11,236,035	17,920
2	Sinopec Engineering Group Co. Ltd.	18,297,212	17,879
	Huaneng Renewables Corp. Ltd.	51,192,925	17,870
	Chongqing Changan Automobile Co. Ltd. Class B	13,370,660	17,703
	Sino-Ocean Group Holding Ltd.	35,843,431	17,485
	Shenzhen International Holdings Ltd.	10,332,990	17,346
	Shenzhen Investment Ltd.	37,914,696	17,182
	Kingboard Laminates Holdings Ltd.	14,160,188	17,066
	Haitian International Holdings Ltd.	6,942,937	17,002
2	BAIC Motor Corp. Ltd.	16,929,608	16,291
*	Shanghai Electric Group Co. Ltd.	34,560,684	16,288
	Shandong Weigao Group Medical Polymer Co. Ltd.	22,073,672	16,086

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	BBMG Corp.	29,440,240	15,742
	China Power International Development Ltd.	41,374,343	15,413
2	China Railway Signal & Communication Corp. Ltd.	19,660,232	15,352
^	China Traditional Chinese Medicine Holdings Co. Ltd.	26,044,281	15,248
2	Legend Holdings Corp.	5,079,430	15,139
	Agile Group Holdings Ltd.	16,920,613	15,123
	BYD Electronic International Co. Ltd.	9,811,500	14,975
^,2	Dali Foods Group Co. Ltd.	25,277,303	14,919
*	Alibaba Health Information Technology Ltd.	37,366,764	14,540
	China Molybdenum Co. Ltd.	47,679,429	14,515
	Skyworth Digital Holdings Ltd.	24,951,000	14,478
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,314,343	14,324
*,^	COSCO SHIPPING Holdings Co. Ltd.	31,991,140	13,973
	China Southern Airlines Co. Ltd.	20,413,983	13,570
*,^	Chinasoft International Ltd.	22,200,000	13,332
	China Resources Cement Holdings Ltd.	24,376,511	13,328
*,2	China International Capital Corp. Ltd.	9,007,674	13,310
	Yuexiu Property Co. Ltd.	77,528,472	13,142
^	China Hongqiao Group Ltd.	14,379,777	13,033
	Lee & Man Paper Manufacturing Ltd.	16,629,457	13,021
	Tong Ren Tang Technologies Co. Ltd.	7,682,000	12,924
*	Li Ning Co. Ltd.	19,649,714	12,911
*	China Agri-Industries Holdings Ltd.	26,094,153	12,907
	Metallurgical Corp. of China Ltd.	34,892,501	12,894
	SOHO China Ltd.	23,401,006	12,751
^	Luye Pharma Group Ltd.	20,803,070	12,565
*	China Coal Energy Co. Ltd.	25,514,362	12,385
^	CIFI Holdings Group Co. Ltd.	33,286,000	12,017
	KWG Property Holding Ltd.	15,217,091	11,495
^	Zhongsheng Group Holdings Ltd.	8,118,952	11,447
	Datang International Power Generation Co. Ltd.	35,721,332	10,642
*,^	COSCO SHIPPING Development Co. Ltd.	48,309,293	10,472
^	China Eastern Airlines Corp. Ltd.	19,658,855	10,300
*,2	Orient Securities Co. Ltd.	10,387,628	10,119
	Sinotrans Ltd.	22,506,140	10,114
*,^,2	Cogobuy Group	6,978,000	10,034
*,^	CAR Inc.	10,483,858	9,886
*,^	Kingdee International Software Group Co. Ltd.	23,021,600	9,723
^	Zhaojin Mining Industry Co. Ltd.	11,108,952	9,722
	China Lesso Group Holdings Ltd.	12,067,000	9,607
	Guangshen Railway Co. Ltd.	17,573,673	9,528
^	China International Marine Containers Group Co. Ltd.	5,516,284	9,513
*,^	China Resources Phoenix Healthcare Holdings Co. Ltd.	7,311,569	9,382
*,^	Digital China Holdings Ltd.	11,396,000	9,372
*,^	China Shanshui Cement Group Ltd.	11,479,000	9,283
*	Greentown China Holdings Ltd.	9,600,601	9,223
	China Machinery Engineering Corp.	12,310,845	9,176
*	Poly Property Group Co. Ltd.	22,394,002	9,175
	Lao Feng Xiang Co. Ltd. Class B	2,477,981	9,138
	COSCO SHIPPING Energy Transportation Co. Ltd.	16,646,804	9,090
*,^	Angang Steel Co. Ltd.	13,490,463	9,054
*	Future Land Holdings Co. Ltd. Class A	3,969,053	8,975
	Wuxi Little Swan Co. Ltd. Class B	2,178,508	8,930
	Huadian Power International Corp. Ltd.	21,042,358	8,865
^	Golden Eagle Retail Group Ltd.	5,799,072	8,832
^	NetDragon Websoft Holdings Ltd.	2,818,008	8,176
^	China Zhongwang Holdings Ltd.	17,845,219	8,090
	Powerlong Real Estate Holdings Ltd.	16,721,000	7,866
	Shenzhen Expressway Co. Ltd.	8,522,784	7,762
^	Xinjiang Goldwind Science & Technology Co. Ltd.	5,324,276	7,751
	Beijing Jingneng Clean Energy Co. Ltd.	25,437,115	7,710
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	2,690,602	7,690
	Fufeng Group Ltd.	11,273,600	7,661
*,^	Maanshan Iron & Steel Co. Ltd.	22,468,097	7,582

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Huadian Fuxin Energy Corp. Ltd.	32,638,143	7,545
	China Dongxiang Group Co. Ltd.	39,385,402	7,490
	Tibet Water Resources Ltd.	17,866,000	7,456
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	15,638,346	7,409
2	Red Star Macalline Group Corp. Ltd.	6,910,097	7,386
	Central China Securities Co. Ltd.	13,896,489	7,368
	Tianneng Power International Ltd.	8,418,000	7,365
*,^	Skyway Securities Group Ltd.	143,029,857	7,348
2	Fu Shou Yuan International Group Ltd.	11,520,000	7,328
	Logan Property Holdings Co. Ltd.	12,703,180	7,274
	Yuzhou Properties Co. Ltd.	15,454,000	7,046
^	Hisense Kelon Electrical Holdings Co. Ltd. Class A	4,984,000	6,960
^,2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	8,006,500	6,838
	Hopson Development Holdings Ltd.	7,161,525	6,819
*,^	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	68,217,968	6,756
	China Water Affairs Group Ltd.	10,034,000	6,705
	Shandong Chenming Paper Holdings Ltd. Class B	5,804,072	6,670
*	Landing International Development Ltd.	780,523,000	6,611
*,^	Lifetech Scientific Corp.	25,674,903	6,595
^	China Maple Leaf Educational Systems Ltd.	7,494,000	6,555
	Greatview Aseptic Packaging Co. Ltd.	12,613,000	6,530
	CSG Holding Co. Ltd. Class B	8,977,755	6,428
	Beijing Capital Land Ltd.	13,226,000	6,421
	Lonking Holdings Ltd.	22,958,000	6,392
	Sinopec Kantons Holdings Ltd.	12,514,000	6,379
	Dazhong Transportation Group Co. Ltd. Class B	9,221,581	6,296
	China BlueChemical Ltd.	21,958,105	6,290
^	China South City Holdings Ltd.	31,267,689	6,106
	BOE Technology Group Co. Ltd. Class B	14,818,174	6,094
	China ZhengTong Auto Services Holdings Ltd.	11,058,000	6,072
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,470,392	6,072
*,^	Carnival Group International Holdings Ltd.	58,151,556	5,978
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	2,991,127	5,959
	Yuexiu Transport Infrastructure Ltd.	7,650,000	5,895
	SSY Group Ltd.	15,370,894	5,883
*,^	Biostime International Holdings Ltd.	1,808,624	5,863
	Vinda International Holdings Ltd.	2,886,528	5,859
	Livzon Pharmaceutical Group Inc.	927,573	5,845
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	11,203,243	5,836
	C C Land Holdings Ltd.	22,650,000	5,819
^	Bank of Chongqing Co. Ltd.	6,897,000	5,747
	Anhui Gujing Distillery Co. Ltd. Class B	1,446,213	5,659
	Future Land Development Holdings Ltd.	19,078,563	5,633
	Sinotruk Hong Kong Ltd.	7,957,301	5,526
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	2,576,134	5,452
	China SCE Property Holdings Ltd.	14,418,000	5,445
^	CT Environmental Group Ltd.	29,110,000	5,423
2	Hua Hong Semiconductor Ltd.	3,782,000	5,362
	Harbin Electric Co. Ltd.	8,766,187	5,358
	Sichuan Expressway Co. Ltd.	11,484,513	5,035
	China National Materials Co. Ltd.	14,239,631	4,989
*	China Overseas Grand Oceans Group Ltd.	9,620,500	4,928
^	PAX Global Technology Ltd.	7,926,000	4,905
	Huangshan Tourism Development Co. Ltd. Class B	3,249,500	4,827
*,2	Qingdao Port International Co. Ltd.	9,058,000	4,822
	China Suntien Green Energy Corp. Ltd.	22,298,000	4,724
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	4,681,500	4,700
*,^	Sinopec Oilfield Service Corp.	26,765,357	4,673
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	15,944,000	4,648
	Xinhua Winshare Publishing and Media Co. Ltd.	5,224,000	4,636
	Anhui Expressway Co. Ltd.	5,836,341	4,621
^	Chaowei Power Holdings Ltd.	7,156,000	4,548
*,^	Renhe Commercial Holdings Co. Ltd.	177,821,097	4,545
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	2,090,938	4,536

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	3,084,667	4,507
	Shandong Chenming Paper Holdings Ltd.	3,897,126	4,478
	Xtep International Holdings Ltd.	10,936,000	4,355
	China Shineway Pharmaceutical Group Ltd.	3,594,000	4,346
^	CIMC Enric Holdings Ltd.	7,280,062	4,243
^	Dongfang Electric Corp. Ltd.	4,799,583	4,230
	Guangdong Electric Power Development Co. Ltd. Class B	9,555,450	4,226
*,^,2	Tian Ge Interactive Holdings Ltd.	5,797,000	4,224
*	O-Net Technologies Group Ltd.	6,220,000	4,210
^	China High Speed Transmission Equipment Group Co. Ltd.	4,305,000	4,182
	Weifu High-Technology Group Co. Ltd. Class B	1,718,354	4,174
	Texhong Textile Group Ltd.	3,391,000	4,106
	Shanghai Baosight Software Co. Ltd. Class B	2,750,970	4,092
	Xingda International Holdings Ltd.	10,171,000	4,074
*,2	China Metal Resources Utilization Ltd.	10,622,055	4,067
	Dah Chong Hong Holdings Ltd.	9,376,000	4,048
*,2	Haichang Ocean Park Holdings Ltd.	18,650,000	4,002
*,^	West China Cement Ltd.	26,486,000	3,982
	China National Accord Medicines Corp. Ltd. Class B	657,373	3,968
*,2	Everbright Securities Co. Ltd.	2,597,577	3,845
^	Dongjiang Environmental Co. Ltd.	2,283,485	3,779
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,272,784	3,777
*,2	Ozner Water International Holding Ltd.	15,076,000	3,774
	Luthai Textile Co. Ltd. Class B	3,186,283	3,740
*	Glorious Property Holdings Ltd.	31,380,000	3,669
	Guangdong Provincial Expressway Development Co. Ltd. Class B	4,638,800	3,668
	Dalian Port PDA Co. Ltd.	20,312,096	3,600
^	Weiqiao Textile Co.	5,018,000	3,600
*	China Oil & Gas Group Ltd.	48,126,000	3,522
	Shandong Airlines Co. Ltd. Class B	1,735,020	3,456
*	Hangzhou Steam Turbine Co. Ltd. Class B	3,370,146	3,452
	Shanghai Haixin Group Co. Class B	4,789,325	3,451
	Tianjin Port Development Holdings Ltd.	19,514,000	3,434
*,^	Sinotrans Shipping Ltd.	15,235,000	3,424
	Shanghai Diesel Engine Co. Ltd. Class B	4,307,040	3,423
*,^	Coolpad Group Ltd.	36,597,200	3,388
*,^	Hi Sun Technology China Ltd.	20,010,000	3,364
*	China Water Industry Group Ltd.	14,876,000	3,364
*	Hua Han Health Industry Holdings Ltd.	48,522,792	3,306
*,^	CITIC Resources Holdings Ltd.	27,389,068	3,306
	China Foods Ltd.	8,519,157	3,281
*,^	China Modern Dairy Holdings Ltd.	15,145,500	3,271
	China Fangda Group Co. Ltd. Class B	3,250,439	3,230
^	361 Degrees International Ltd.	9,598,000	3,228
	Beijing North Star Co. Ltd.	8,311,124	3,213
	Fantasia Holdings Group Co. Ltd.	20,341,500	3,213
^	Sinofert Holdings Ltd.	23,823,945	3,181
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,921,701	3,168
^	China All Access Holdings Ltd.	11,154,000	3,167
2	Shengjing Bank Co. Ltd.	3,677,896	3,165
*	China Electronics Optics Valley Union Holding Co. Ltd.	33,588,000	3,148
*	Shanghai Bailian Group Co. Ltd. Class B	2,140,733	3,126
	Shanghai Industrial Urban Development Group Ltd.	14,492,000	3,125
	Tianjin Development Holdings Ltd.	4,952,000	3,109
*	China Huiyuan Juice Group Ltd.	8,681,000	3,108
*,2	Tianhe Chemicals Group Ltd.	20,635,827	3,104
	Tianjin Capital Environmental Protection Group Co. Ltd.	4,535,162	3,080
^	China Singyes Solar Technologies Holdings Ltd.	6,330,680	2,959
*	Shang Gong Group Co. Ltd. Class B	2,999,096	2,948
*,^	North Mining Shares Co. Ltd.	141,640,000	2,911
*	Kama Co. Ltd. Class B	2,864,000	2,905
	Concord New Energy Group Ltd.	60,800,000	2,888
*,^	Chiho-Tiande Group Ltd.	5,030,000	2,843
^	Wasion Group Holdings Ltd.	5,822,000	2,833

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,666,563	2,822
^	China Power New Energy Development Co. Ltd.	4,620,500	2,819
^	China Overseas Property Holdings Ltd.	16,078,560	2,786
	Bosideng International Holdings Ltd.	34,328,459	2,778
*	Hengdeli Holdings Ltd.	22,663,600	2,765
	Guorui Properties Ltd.	9,168,000	2,721
	CPMC Holdings Ltd.	4,883,000	2,711
	China Lilang Ltd.	4,299,000	2,704
	Qingling Motors Co. Ltd.	8,160,000	2,695
^	First Tractor Co. Ltd.	4,964,000	2,676
*,^	Greenland Hong Kong Holdings Ltd.	8,199,000	2,644
^	Poly Culture Group Corp. Ltd.	990,586	2,617
*,^	TCL Multimedia Technology Holdings Ltd.	5,261,000	2,600
*	Lianhua Supermarket Holdings Co. Ltd.	6,021,000	2,590
	Shanghai Highly Group Co. Ltd. Class B	3,406,210	2,589
	Foshan Electrical and Lighting Co. Ltd. Class B	3,090,297	2,576
	Shanghai Huayi Group Corp. Ltd. Class B	2,866,553	2,554
	Ajisen China Holdings Ltd.	5,779,000	2,546
*	Huadian Energy Co. Ltd. Class B	5,089,834	2,539
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,787,832	2,523
*,^	China Yurun Food Group Ltd.	16,766,413	2,521
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	1,413,857	2,519
	INESA Intelligent Tech Inc. Class B	3,264,373	2,494
*	Launch Tech Co. Ltd.	1,748,000	2,472
	Dawnrays Pharmaceutical Holdings Ltd.	4,212,000	2,467
*	AVIC International Holding HK Ltd.	44,128,000	2,465
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	3,033,000	2,458
*,^	China Merchants Land Ltd.	13,188,000	2,456
^	China Huishan Dairy Holdings Co. Ltd.	45,054,011	2,433
	Phoenix Satellite Television Holdings Ltd.	14,022,000	2,396
*	China Logistics Property Holdings Co. Ltd.	6,603,011	2,395
^	Sinosoft Technology Group Ltd.	7,488,000	2,364
*	Sinolink Worldwide Holdings Ltd.	21,710,000	2,343
*,^	Enerchina Holdings Ltd.	80,694,000	2,278
*	Sany Heavy Equipment International Holdings Co. Ltd.	11,631,269	2,270
	Shanghai Jinjiang International Travel Co. Ltd. Class B	754,758	2,254
*,^	Hanergy Thin Film Power Group Ltd.	84,704,000	2,210
	Welling Holding Ltd.	9,829,200	2,209
^	Yashili International Holdings Ltd.	12,649,000	2,208
^,2	Cosmo Lady China Holdings Co. Ltd.	7,433,871	2,206
	Comba Telecom Systems Holdings Ltd.	14,824,303	2,170
*,^	Baoxin Auto Group Ltd.	4,556,979	2,107
*,^	PW Medtech Group Ltd.	8,498,000	2,018
	Eastern Communications Co. Ltd. Class B	3,109,400	2,012
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,958,834	2,007
	Huaxin Cement Co. Ltd. Class B	2,520,214	2,006
*,^	National Agricultural Holdings Ltd.	13,096,000	2,004
	Jiangling Motors Corp. Ltd. Class B	944,312	2,003
*,^	China Chengtong Development Group Ltd.	31,274,000	1,947
*	Shanghai Zhongyida Co. Ltd. Class B	4,102,000	1,879
*	Mingfa Group International Co. Ltd.	7,651,943	1,859
	Huishang Bank Corp. Ltd.	3,902,077	1,844
	Colour Life Services Group Co. Ltd.	3,107,000	1,834
*	Dongyue Group Ltd.	10,342,000	1,822
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,076,801	1,780
	Xiamen International Port Co. Ltd.	8,902,000	1,771
2	Kangda International Environmental Co. Ltd.	7,324,891	1,702
	Minmetals Land Ltd.	13,893,000	1,695
^	China Electronics Corp. Holdings Co. Ltd.	8,952,000	1,678
2	Beijing Urban Construction Design & Development Group Co. Ltd.	2,728,000	1,661
*	Bengang Steel Plates Co. Ltd. Class B	4,606,141	1,657
	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,653
	Zhonglu Co. Ltd. Class B	912,811	1,646
	Hilong Holding Ltd.	7,345,000	1,602

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Tiangong International Co. Ltd.	15,938,000	1,576
*	SRE Group Ltd.	64,642,000	1,561
*	China Minsheng Drawin Technology Group Ltd.	48,720,000	1,546
*	Loudong General Nice Resources China Holdings Ltd.	29,721,000	1,509
*	Shougang Concord International Enterprises Co. Ltd.	47,552,000	1,508
*,^	Capital Environment Holdings Ltd.	50,602,000	1,490
	Chongqing Machinery & Electric Co. Ltd.	11,238,000	1,472
*	MIE Holdings Corp.	15,092,000	1,453
	Jinzhou Port Co. Ltd. Class B	2,549,944	1,371
*	China Fiber Optic Network System Group Ltd.	14,959,600	1,346
*	Xinjiang Xinxin Mining Industry Co. Ltd.	10,019,000	1,221
*	Chengde Nanjiang Co. Ltd. Class B	3,182,875	1,183
*,^	China Rare Earth Holdings Ltd.	15,493,426	1,113
*	China Soft Power Technology Holdings Ltd.	37,632,000	1,113
*	Shanghai Potevio Co. Ltd. Class B	1,353,800	1,103
*,^	Chongqing Iron & Steel Co. Ltd.	6,872,000	1,095
*,^	Maoye International Holdings Ltd.	10,045,000	1,084
*,^	Wisdom Sports Group	5,083,000	1,058
*,^	V1 Group Ltd.	33,362,000	1,028
*,^	Munsun Capital Group Ltd.	106,482,000	1,027
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,739,160	1,003
	Dalian Refrigeration Co. Ltd. Class B	1,245,900	984
*	China Dynamics Holdings Ltd.	29,740,000	948
	Hefei Meiling Co. Ltd. Class B	1,656,752	943
*,^	Boer Power Holdings Ltd.	2,740,000	936
	Changchai Co. Ltd. Class B	1,626,592	916
*	Tech Pro Technology Development Ltd.	53,343,600	891
*	Anxin-China Holdings Ltd.	16,568,000	820
	Fiyta Holdings Ltd. Class B	851,520	760
	Shenguan Holdings Group Ltd.	10,032,000	760
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	2,114,780	756
*	Boshiwa International Holding Ltd.	2,777,000	600
*,^	Daphne International Holdings Ltd.	5,850,000	577
	Real Nutriceutical Group Ltd.	9,597,000	560
*,^	China Public Procurement Ltd.	101,988,000	485
*	Global Bio-Chem Technology Group Co. Ltd.	22,352,000	444
	COSCO SHIPPING International Hong Kong Co. Ltd.	578,527	248
*,^	China Lumena New Materials Corp.	13,488,000	217
*,^	Dynasty Fine Wines Group Ltd.	1,342,000	199
	HNA Infrastructure Co. Ltd.	174,313	146
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
*	EverChina International Holdings Co. Ltd.	1,622,249	51
*	China Datang Corp. Renewable Power Co. Ltd.	296,839	30
	Hydoo International Holding Ltd.	143,719	14
	China Energy Engineering Corp. Ltd.	23,629	4
*	Bank of Communications Co. Ltd. Rights Exp. 05/10/2017	199,026	—
*	China Metal Recycling Holdings Ltd.	2,568,000	—
			12,452,372
Colombia (0.1%)
	Bancolombia SA ADR	1,362,085	53,789
	Grupo de Inversiones Suramericana SA	2,858,913	37,801
	Grupo Argos SA	3,900,341	27,045
*	Ecopetrol SA	47,667,478	22,035
	Cementos Argos SA	4,681,980	18,938
	Grupo de Inversiones Suramericana SA Preference Shares	1,335,078	17,090
	Grupo Aval Acciones y Valores Preference Shares	41,201,816	16,315
	Interconexion Electrica SA ESP	3,929,807	15,575
	Banco Davivienda SA Preference Shares	1,375,390	14,493
	Almacenes Exito SA	2,713,905	14,058
	Cementos Argos SA Preference Shares	2,447,795	9,136
*	Cemex Latam Holdings SA	1,993,598	7,278
*	Ecopetrol SA ADR	744,400	6,804
	Bancolombia SA Preference Shares	414,361	4,045

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Avianca Holdings SA Preference Shares	4,148,153	3,751
	Grupo Aval Acciones y Valores SA ADR	249,262	1,989
			270,142
Czech Republic (0.0%)
*	Komercni banka as	952,202	36,914
	CEZ AS	2,000,711	34,908
*,2	Moneta Money Bank AS	6,387,566	20,654
*	O2 Czech Republic AS	631,105	7,443
	Pegas Nonwovens SA	118,602	4,087
*	Philip Morris CR AS	5,086	2,789
			106,795
Denmark (1.2%)
	Novo Nordisk A/S Class B	22,701,706	883,933
	Danske Bank A/S	8,944,149	325,196
*	Vestas Wind Systems A/S	2,724,545	234,438
	Pandora A/S	1,343,769	145,168
*	Genmab A/S	673,657	134,041
	AP Moller - Maersk A/S Class B	76,370	131,741
	Carlsberg A/S Class B	1,309,073	130,623
	DSV A/S	2,268,374	126,315
	Novozymes A/S	2,698,287	116,493
	Coloplast A/S Class B	1,237,766	105,985
	ISS A/S	2,276,204	94,417
	AP Moller - Maersk A/S Class A	53,633	88,977
	Chr Hansen Holding A/S	1,080,554	72,801
	TDC A/S	9,855,517	52,870
2	DONG Energy A/S	1,331,772	52,441
	GN Store Nord A/S	1,780,178	46,272
	Jyske Bank A/S	840,289	44,935
	H Lundbeck A/S	729,711	37,431
	FLSmidth & Co. A/S	606,830	36,481
	William Demant Holding A/S	1,430,313	32,737
	Sydbank A/S	855,785	31,129
*,2	Nets A/S	1,584,572	28,832
	Tryg A/S	1,381,173	26,500
	SimCorp A/S	401,059	25,127
*	NKT Holding A/S	313,375	24,702
*,^	Bavarian Nordic A/S	395,042	21,684
	Dfds A/S	362,326	21,604
*	Royal Unibrew A/S	478,574	20,824
*	Topdanmark A/S	643,526	17,619
*	Schouw & Co. AB	145,235	14,950
	Ambu A/S Class B	285,120	14,028
*	Rockwool International A/S Class B	76,419	13,989
*,2	Scandinavian Tobacco Group A/S	714,932	12,484
	ALK-Abello A/S	71,828	11,206
*	Spar Nord Bank A/S	971,699	11,015
	Alm Brand A/S	781,846	6,408
	Matas A/S	397,406	6,140
*,^	D/S Norden A/S	298,375	5,964
*	Bang & Olufsen A/S	381,131	5,696
	Solar A/S Class B	63,828	3,700
*	OW Bunker A/S	129,331	—
			3,216,896
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	12,937,903	52,935
*	Egyptian Financial Group-Hermes Holding Co.	7,721,601	10,449
*	Global Telecom Holding SAE	25,057,589	9,795
*	Global Telecom Holding SAE GDR	4,868,158	8,617
*	Talaat Moustafa Group	13,048,255	5,857
*	Medinet Nasr Housing	3,646,894	4,236
	ElSewedy Electric Co.	948,195	4,194
*	Orascom Construction Ltd.	650,528	4,004

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Six of October Development & Investment	3,831,591	2,892
*	Pioneers Holding for Financial Investments SAE	5,246,654	2,647
*	Telecom Egypt Co.	4,565,673	2,558
*	Ezz Steel	2,351,797	2,531
	Heliopolis Housing	1,755,662	2,521
*	Palm Hills Developments SAE	15,083,164	2,474
*	Oriental Weavers	2,225,268	2,307
	Sidi Kerir Petrochemicals Co.	1,549,940	1,576
*	Orascom Telecom Media And Technology Holding SAE	33,175,829	1,233
*	Citadel Capital SAE	21,958,965	1,213
*	South Valley Cement	2,717,924	727
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	452
			123,218
Finland (0.8%)
	Nokia Oyj	70,247,205	401,593
*	Sampo Oyj Class A	5,788,357	277,017
	Kone Oyj Class B	4,668,959	213,710
	UPM-Kymmene Oyj	6,542,877	172,383
	Wartsila OYJ Abp	1,917,941	116,639
*	Stora Enso Oyj	7,069,650	83,902
*	Fortum Oyj	5,469,447	79,527
*	Nokian Renkaat Oyj	1,658,706	71,293
	Orion Oyj Class B	1,240,055	71,067
*	Elisa Oyj	1,970,831	67,022
*	Neste Oyj	1,580,314	64,397
	Metso Oyj	1,639,820	58,729
*	Huhtamaki Oyj	1,278,840	49,571
*	Kesko Oyj Class B	831,594	38,948
	Amer Sports Oyj	1,442,953	31,938
	Cargotec Oyj Class B	503,956	30,028
	Valmet Oyj	1,642,117	29,911
	Konecranes Oyj Class B	688,439	28,871
	Tieto Oyj	902,688	28,305
	Outokumpu Oyj	2,487,834	23,823
	Metsa Board Oyj	2,820,210	20,007
*,^	Outotec Oyj	2,220,832	16,479
	Sponda Oyj	2,930,738	12,927
*,^	Caverion Corp.	1,542,855	12,613
	Uponor Oyj	644,096	12,197
	YIT Oyj	1,503,872	11,895
	Citycon Oyj	4,702,826	11,563
	Kemira Oyj	903,454	11,557
	Sanoma Oyj	1,016,205	8,964
	Ramirent Oyj	826,704	7,861
	Cramo Oyj	297,706	7,730
	Oriola Oyj	1,490,515	6,279
	Raisio Oyj	1,415,534	5,369
	Finnair Oyj	823,417	4,295
*	Stockmann OYJ Abp Class B	383,992	3,300
*	F-Secure Oyj	661,216	2,460
			2,094,170
France (6.5%)
	TOTAL SA	27,043,967	1,388,256
^	Sanofi	13,725,704	1,296,996
	BNP Paribas SA	12,014,244	847,932
^	LVMH Moet Hennessy Louis Vuitton SE	3,077,333	759,698
^	AXA SA	23,676,713	631,699
^	Airbus SE	6,721,470	543,718
	Schneider Electric SE	6,667,759	528,125
	Societe Generale SA	9,002,885	493,653
^	Danone SA	6,986,727	488,973
^	Vinci SA	5,734,083	488,766
*,^	L'Oreal SA	2,428,698	483,675
	Air Liquide SA	3,950,537	475,986

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Orange SA	23,419,803	362,477
	Pernod Ricard SA	2,610,542	326,714
	Essilor International SA	2,488,108	322,442
	Cie de Saint-Gobain	5,843,352	315,289
	Safran SA	3,634,981	300,958
	Unibail-Rodamco SE	1,210,778	297,297
	Cie Generale des Etablissements Michelin	2,221,617	290,590
	Kering	915,497	283,766
	Engie SA	19,147,067	269,975
*,^	Vivendi SA	13,315,748	264,121
	Legrand SA	3,266,995	211,476
*	Valeo SA	2,892,343	208,133
	Renault SA	2,113,549	197,091
	Cap Gemini SA	1,953,332	195,572
	Publicis Groupe SA	2,516,615	181,690
	Credit Agricole SA	12,154,723	180,788
	Christian Dior SE	637,854	174,941
*	TechnipFMC plc	5,648,994	169,827
	Carrefour SA	6,594,317	155,305
	Atos SE	1,109,386	145,313
	Sodexo SA	1,109,049	140,951
	Hermes International	293,413	140,272
	Dassault Systemes SE	1,562,360	139,395
	Thales SA	1,285,351	135,099
	STMicroelectronics NV	7,711,526	123,798
^	Veolia Environnement SA	5,993,215	114,053
*	L'Oreal SA Loyalty Line	532,666	106,080
*,^	Bouygues SA	2,439,148	102,527
*	Peugeot SA	4,817,114	100,994
*,^	Klepierre	2,523,368	99,042
*,^	Accor SA	2,132,417	97,237
*	SES SA Class A	4,410,509	96,399
	Air Liquide SA (Prime de fidelite)	782,813	94,318
	Arkema SA	874,943	92,642
	Teleperformance	703,726	88,493
	Natixis SA	11,506,792	80,078
*,^	SCOR SE	1,937,365	76,636
	Eiffage SA	891,117	75,482
	Bureau Veritas SA	3,189,524	73,903
	Edenred	2,858,185	73,217
	Iliad SA	289,876	70,360
	Gecina SA	492,394	70,033
^	Suez	4,172,381	68,539
	Rexel SA	3,701,713	66,107
	Groupe Eurotunnel SE	5,694,033	62,553
	Ingenico Group SA	669,567	60,627
*	Alstom SA	1,893,351	60,096
	Zodiac Aerospace	2,406,211	58,412
	Eurofins Scientific SE	116,862	57,558
	Orpea	517,607	52,869
	Wendel SA	366,916	51,435
	Eutelsat Communications SA	2,137,195	50,565
	Bollore SA	12,205,723	49,664
	Ipsen SA	422,183	49,152
	Aeroports de Paris	358,924	47,879
	SEB SA	291,201	46,893
	Rubis SCA	455,962	46,322
	Fonciere Des Regions	511,463	45,648
	Faurecia	914,755	44,707
*	Ubisoft Entertainment SA	936,339	44,357
	Lagardere SCA	1,415,396	43,326
	CNP Assurances	2,025,510	42,310
2	Euronext NV	855,382	41,961
^	Casino Guichard Perrachon SA	696,699	41,958

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
2	Amundi SA	613,872	40,397
*,^,2	Elior Group	1,611,362	40,202
	Imerys SA	459,900	39,566
	Societe BIC SA	331,541	37,258
	Electricite de France SA	4,267,519	35,624
*	Dassault Aviation SA	25,767	35,212
	Eurazeo SA	518,926	35,173
	BioMerieux	173,543	34,704
	ICADE	445,517	33,082
	JCDecaux SA	910,374	32,136
	Remy Cointreau SA	299,767	30,240
	Nexity SA	517,575	28,140
*	SFR Group SA	858,951	28,121
	Cie Plastic Omnium SA	717,603	28,085
	Credit Agricole SA Loyalty Line	1,787,302	26,584
	Elis SA	1,237,334	25,602
	SPIE SA	895,686	24,824
	Alten SA	277,708	23,534
	Altran Technologies SA	1,400,885	23,505
*	Nexans SA	419,202	23,304
*,^	Vallourec SA	3,642,992	23,302
	Sopra Steria Group	153,852	23,067
	Technicolor SA	4,419,711	22,442
*,^	Sartorius Stedim Biotech	291,204	19,533
	Euler Hermes Group	188,444	18,410
	Havas SA	1,985,171	18,360
	Metropole Television SA	797,569	18,156
*,^	DBV Technologies SA	246,067	17,585
	Neopost SA	433,288	17,570
*,2	Worldline SA	481,083	15,959
	Korian SA	484,049	15,598
*,^	Television Francaise 1	1,258,324	15,398
*	Air France-KLM	1,803,563	15,152
	Tarkett SA	315,963	14,846
^	SOITEC	342,401	14,538
*,2	Maisons du Monde SA	387,513	13,434
	Vicat SA	185,066	13,164
	IPSOS	405,646	13,011
*,^	Genfit	361,005	12,481
	Trigano SA	114,289	12,084
*	Groupe Fnac SA	168,881	11,864
*,2	Europcar Groupe SA	909,902	11,098
	Mercialys SA	496,831	9,679
*,^	Virbac SA	52,777	8,309
	Gaztransport Et Technigaz SA	218,779	8,166
	Coface SA	940,731	7,358
	SEB SA Loyalty Line	39,123	6,300
	Beneteau SA	428,602	6,077
	Boiron SA	62,241	5,919
	FFP	60,550	5,742
^	Rallye SA	258,944	5,658
	Vilmorin & Cie SA	77,392	5,596
	Bonduelle SCA	157,152	5,448
*,^	Eramet	103,828	4,997
^	Guerbet	56,876	4,862
	Derichebourg SA	895,804	4,291
^	Bourbon Corp.	348,031	3,924
	Mersen SA	135,817	3,921
*	Interparfums SA	109,208	3,747
	Jacquet Metal Service	139,268	3,738
	Electricite de France SA Loyalty Line	416,343	3,476
	Manitou BF SA	106,055	3,351
	GL Events	120,611	2,958
	Albioma SA	149,250	2,870

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Direct Energie	63,750	2,740
*,^	Parrot SA	270,316	2,605
*,^	Etablissements Maurel et Prom	636,379	2,406
^	CGG SA	296,949	2,125
	Haulotte Group SA	132,968	1,970
*	Stallergenes Greer plc	37,370	1,399
*	Esso SA Francaise	26,479	1,129
	Union Financiere de France BQE SA	34,699	1,036
*	Albioma SA Loyalty Line	42,824	824
	Assystem	8,835	323
			17,720,478
Germany (6.3%)
	Siemens AG	9,346,199	1,340,648
	Bayer AG	10,169,900	1,258,355
	BASF SE	11,346,362	1,105,352
	SAP SE	10,981,270	1,099,951
	Allianz SE	5,593,428	1,064,865
	Daimler AG	12,659,623	943,324
	Deutsche Telekom AG	39,501,375	692,886
	adidas AG	2,462,226	493,649
*	Deutsche Bank AG	25,423,905	457,143
	Deutsche Post AG	11,857,970	426,221
	Linde AG	2,272,618	408,364
	Fresenius SE & Co. KGaA	4,967,842	403,043
	Bayerische Motoren Werke AG	3,992,279	381,430
	Volkswagen AG Preference Shares	2,267,983	360,035
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,753,976	336,271
	Continental AG	1,327,686	297,398
*	Henkel AG & Co. KGaA Preference Shares	2,107,773	286,792
	Infineon Technologies AG	13,785,373	284,938
	Fresenius Medical Care AG & Co. KGaA	2,637,640	234,142
	Deutsche Boerse AG	2,297,189	224,848
	Vonovia SE	5,732,375	207,536
	E.ON SE	25,353,717	197,642
	Merck KGaA	1,583,230	185,985
*	Henkel AG & Co. KGaA	1,461,988	170,542
	HeidelbergCement AG	1,828,756	169,302
	Deutsche Wohnen AG	4,133,259	141,331
*	Commerzbank AG	12,763,964	125,132
	thyssenkrupp AG	5,202,918	123,989
*	Beiersdorf AG	1,226,057	121,933
	ProSiebenSat.1 Media SE	2,824,559	119,902
	Brenntag AG	1,903,918	112,868
	Porsche Automobil Holding SE Preference Shares	1,886,631	110,416
	Symrise AG	1,493,601	104,565
*	RWE AG	5,949,229	98,539
*,2	Covestro AG	1,236,898	96,393
*	GEA Group AG	2,184,543	92,870
*	MTU Aero Engines AG	623,834	89,479
	Hannover Rueck SE	745,183	89,395
^	Wirecard AG	1,410,012	83,375
	QIAGEN NV	2,769,643	82,971
	LANXESS AG	1,122,708	81,067
	METRO AG	2,026,203	66,681
	LEG Immobilien AG	775,757	66,647
	United Internet AG	1,445,831	66,546
	OSRAM Licht AG	992,923	66,515
	Evonik Industries AG	1,894,547	63,259
	HUGO BOSS AG	786,828	59,833
*,2	Innogy SE	1,575,042	57,917
*,2	Zalando SE	1,304,004	57,522
	Volkswagen AG	352,960	56,913
^	K&S AG	2,364,971	56,424
	Bayerische Motoren Werke AG Preference Shares	670,718	55,158

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	STADA Arzneimittel AG	765,948	54,275
	KION Group AG	800,242	54,213
*	Deutsche Lufthansa AG	2,862,783	49,389
	Rheinmetall AG	526,265	48,306
	MAN SE	443,859	46,635
	Fuchs Petrolub SE Preference Shares	883,141	45,552
	HOCHTIEF AG	243,267	43,811
	Freenet AG	1,331,703	41,793
	Telefonica Deutschland Holding AG	8,466,482	41,052
*	Uniper SE	2,440,179	40,049
*	Dialog Semiconductor plc	844,930	39,535
^	Aurubis AG	549,822	38,425
*	Sartorius AG Preference Shares	418,061	38,274
	RTL Group SA	476,614	36,940
^	Fraport AG Frankfurt Airport Services Worldwide	450,934	35,477
*,^	Axel Springer SE	561,181	31,486
*	Gerresheimer AG	390,073	30,601
	Aareal Bank AG	734,953	29,560
	Software AG	626,583	27,569
^	Drillisch AG	508,720	27,266
	Hella KGaA Hueck & Co.	546,243	27,040
	Rational AG	51,046	25,656
	TAG Immobilien AG	1,748,650	24,897
	Fielmann AG	312,331	23,877
	Deutsche EuroShop AG	584,683	23,737
	Stabilus SA	303,732	21,994
	Leoni AG	396,448	21,538
	Norma Group SE	400,684	21,485
^	Krones AG	179,552	21,318
*,^	MorphoSys AG	348,773	21,175
*	Evotec AG	1,806,244	21,093
	alstria office REIT-AG	1,589,962	21,028
	Suedzucker AG	945,409	20,233
	Jungheinrich AG Preference Shares	574,758	20,013
	Wacker Chemie AG	181,770	19,240
	TUI AG-DI	1,278,422	18,535
^	Stroeer SE & Co. KGaA	317,895	18,383
	GRENKE AG	88,855	17,688
	FUCHS PETROLUB SE	389,766	17,599
*,^	Bilfinger SE	402,452	17,472
2	Deutsche Pfandbriefbank AG	1,297,528	17,396
	Duerr AG	170,944	17,035
	Talanx AG	470,816	16,972
*	Siltronic AG	231,438	16,638
	Bechtle AG	141,206	16,201
*,^,2	Rocket Internet SE	878,893	16,043
	Pfeiffer Vacuum Technology AG	123,496	16,034
	Salzgitter AG	466,959	15,984
*	Schaeffler AG Preference Shares	890,603	15,361
	CTS Eventim AG & Co. KGaA	394,999	15,203
	Nemetschek SE	220,982	15,156
	TLG Immobilien AG	729,544	14,762
	Indus Holding AG	218,159	14,583
*	Carl Zeiss Meditec AG	303,632	13,803
*	zooplus AG	73,560	13,738
	CompuGroup Medical SE	272,378	13,410
^	RHOEN-KLINIKUM AG	461,774	13,198
2	ADO Properties SA	360,275	13,189
	DMG Mori AG	241,856	13,179
	Jenoptik AG	486,261	13,084
	Puma SE	32,615	12,729
*	Kloeckner & Co. SE	1,125,195	12,430
*,^,2	Tele Columbus AG	1,223,426	11,661
*,^	Nordex SE	761,168	11,471

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Draegerwerk AG & Co. KGaA Preference Shares	92,717	10,148
*	PATRIZIA Immobilien AG	498,329	9,832
*,^	SGL Carbon SE	970,063	9,805
^	Sixt SE	170,299	9,423
	Takkt AG	393,836	9,360
	KWS Saat SE	26,145	9,299
*,^	Vossloh AG	132,278	8,875
	Sixt SE Preference Shares	190,339	8,504
*	Deutz AG	1,077,830	8,390
*,^	Heidelberger Druckmaschinen AG	2,749,351	7,674
	XING AG	32,650	7,638
	Wacker Neuson SE	296,193	7,483
^	ElringKlinger AG	341,058	6,808
	Diebold Nixdorf AG	80,241	6,131
*,2	Hapag-Lloyd AG	203,566	5,990
^	Bertrandt AG	56,507	5,902
	Biotest AG Preference Shares	273,251	5,862
^	BayWa AG	160,767	5,852
*	AIXTRON SE	991,618	5,437
	Deutsche Beteiligungs AG	131,931	5,020
*	Wuestenrot & Wuerttembergische AG	243,462	4,933
	DIC Asset AG	477,323	4,898
*	RWE AG Preference Shares	380,028	4,619
	Hamburger Hafen und Logistik AG	232,730	4,411
*,^	Gerry Weber International AG	294,050	4,309
	comdirect bank AG	322,955	3,367
^	SMA Solar Technology AG	121,821	3,152
	Hornbach Baumarkt AG	90,357	2,952
*	Draegerwerk AG & Co. KGaA	36,003	2,825
*	H&R GmbH & Co. KGaA	165,899	2,500
	CropEnergies AG	246,793	2,426
	Biotest AG	66,067	2,018
	GFK SE	8,385	432
*	Amagerbanken A/S	537,565	—
			17,148,046
Greece (0.1%)
*	Alpha Bank AE	16,983,230	36,180
	OPAP SA	2,618,938	25,953
	Hellenic Telecommunications Organization SA	2,419,193	23,495
*	National Bank of Greece SA	69,378,745	21,602
	JUMBO SA	1,166,015	18,397
*	Eurobank Ergasias SA	21,354,235	17,213
*	Piraeus Bank SA	68,429,071	14,537
	Titan Cement Co. SA	539,230	14,074
	Motor Oil Hellas Corinth Refineries SA	667,736	11,329
*	FF Group	403,285	8,578
*	Mytilineos Holdings SA	998,356	7,504
	Hellenic Telecommunications Organization SA ADR	1,342,594	6,391
*	Hellenic Petroleum SA	849,184	4,892
*	Public Power Corp. SA	1,207,404	4,443
	Grivalia Properties REIC AE	464,139	4,316
	Hellenic Exchanges SA	751,807	3,977
	Aegean Airlines SA	350,930	3,017
*	Fourlis Holdings SA	562,315	2,939
	Athens Water Supply & Sewage Co. SA	450,524	2,601
*	GEK Terna Holding Real Estate Construction SA	779,600	2,427
*	Ellaktor SA	1,432,107	2,290
	Metka Industrial - Construction SA	279,855	2,133
	Terna Energy SA	328,165	1,108
*	Cyprus Popular Bank PCL	12,597,118	—
			239,396
Hong Kong (2.6%)
	AIA Group Ltd.	148,159,370	1,025,475
	CK Hutchison Holdings Ltd.	34,649,464	432,678

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Hong Kong Exchanges & Clearing Ltd.	14,998,649	368,877
	Sun Hung Kai Properties Ltd.	17,297,863	259,209
	Cheung Kong Property Holdings Ltd.	34,147,590	244,470
	CLP Holdings Ltd.	18,992,824	200,302
	Link REIT	27,403,787	196,978
	Hang Seng Bank Ltd.	9,432,010	191,054
	Hong Kong & China Gas Co. Ltd.	92,223,130	184,251
	BOC Hong Kong Holdings Ltd.	44,216,639	181,710
	Jardine Matheson Holdings Ltd.	2,531,715	162,923
	Power Assets Holdings Ltd.	16,300,109	146,605
	Galaxy Entertainment Group Ltd.	26,102,155	145,009
	Sands China Ltd.	29,641,871	134,252
	Wharf Holdings Ltd.	14,888,727	126,942
	AAC Technologies Holdings Inc.	8,587,936	125,890
	Jardine Strategic Holdings Ltd.	2,726,567	115,214
	Hongkong Land Holdings Ltd.	14,430,121	111,213
	MTR Corp. Ltd.	17,217,910	99,058
	Henderson Land Development Co. Ltd.	13,935,277	88,217
2	WH Group Ltd.	93,862,761	83,740
	New World Development Co. Ltd.	67,033,779	83,357
	Wheelock & Co. Ltd.	9,947,178	77,483
	Cheung Kong Infrastructure Holdings Ltd.	7,890,738	69,080
	Techtronic Industries Co. Ltd.	15,506,663	66,529
	Sino Land Co. Ltd.	38,785,968	65,636
	Hang Lung Properties Ltd.	24,694,104	64,703
	China Mengniu Dairy Co. Ltd.	33,386,381	64,501
	Samsonite International SA	15,798,473	60,962
	Swire Pacific Ltd. Class A	6,296,067	60,712
	Bank of East Asia Ltd.	14,642,622	60,551
	Want Want China Holdings Ltd.	71,119,785	51,145
	Swire Properties Ltd.	14,417,568	48,336
	ASM Pacific Technology Ltd.	3,150,099	46,878
*	Semiconductor Manufacturing International Corp.	35,407,124	44,728
	Hang Lung Group Ltd.	10,565,033	44,055
*	Wynn Macau Ltd.	17,723,558	38,851
	Hysan Development Co. Ltd.	7,679,047	36,215
	Yue Yuen Industrial Holdings Ltd.	9,039,212	35,734
	NWS Holdings Ltd.	17,417,243	32,709
	Tingyi Cayman Islands Holding Corp.	23,251,238	29,863
	Li & Fung Ltd.	71,062,186	29,756
^	PRADA SPA	6,322,524	29,590
	PCCW Ltd.	52,013,464	29,365
	Sun Art Retail Group Ltd.	27,073,168	27,892
	Hopewell Holdings Ltd.	7,262,015	27,706
	Kerry Properties Ltd.	7,367,732	27,543
	VTech Holdings Ltd.	1,993,095	25,241
	Minth Group Ltd.	6,674,510	24,770
	SJM Holdings Ltd.	22,951,968	22,251
	First Pacific Co. Ltd.	28,583,451	22,010
	MGM China Holdings Ltd.	9,228,792	20,993
	Xinyi Glass Holdings Ltd.	23,566,238	20,883
	Melco International Development Ltd.	9,887,036	20,299
	Shangri-La Asia Ltd.	13,529,433	19,363
	Vitasoy International Holdings Ltd.	9,394,000	18,543
	Cathay Pacific Airways Ltd.	12,698,273	18,276
*	Esprit Holdings Ltd.	22,468,405	17,432
^	IGG Inc.	11,222,000	17,056
	Great Eagle Holdings Ltd.	3,358,287	16,656
	Tongda Group Holdings Ltd.	40,160,000	15,775
	Champion REIT	24,115,442	15,680
^	Kingston Financial Group Ltd.	44,082,742	15,228
	Man Wah Holdings Ltd.	18,345,200	15,191
	Luk Fook Holdings International Ltd.	4,119,000	15,050
	Haitong International Securities Group Ltd.	27,368,314	14,822

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Chow Tai Fook Jewellery Group Ltd.	13,400,791	14,727
2	BOC Aviation Ltd.	2,623,152	13,993
	Dah Sing Financial Holdings Ltd.	1,831,277	13,883
	Television Broadcasts Ltd.	3,554,742	13,661
	Nexteer Automotive Group Ltd.	8,603,000	13,396
	Johnson Electric Holdings Ltd.	4,336,764	13,336
	Cafe de Coral Holdings Ltd.	4,038,202	13,131
	Orient Overseas International Ltd.	2,401,691	12,821
	FIH Mobile Ltd.	35,823,989	12,290
	Fortune REIT	10,166,077	11,811
	Uni-President China Holdings Ltd.	15,956,592	11,211
	L'Occitane International SA	5,193,014	10,870
^	Xinyi Solar Holdings Ltd.	34,710,056	10,833
^	Value Partners Group Ltd.	11,454,000	10,584
^	United Co. RUSAL plc	20,255,521	10,378
*	Freeman FinTech Corp. Ltd.	160,283,946	10,189
	NagaCorp Ltd.	17,388,000	9,632
*,^	MMG Ltd.	28,084,079	9,589
	SITC International Holdings Co. Ltd.	13,295,000	9,523
*	Brightoil Petroleum Holdings Ltd.	34,757,029	9,423
	Kerry Logistics Network Ltd.	6,681,124	9,406
	Dah Sing Banking Group Ltd.	4,675,676	9,395
*,^	China Baoli Technologies Holdings Ltd.	357,750,000	9,353
	HKBN Ltd.	8,616,362	9,311
	Shui On Land Ltd.	41,715,558	9,270
	K Wah International Holdings Ltd.	14,460,000	9,176
	Guotai Junan International Holdings Ltd.	29,014,715	9,088
*,^	KuangChi Science Ltd.	22,543,000	8,976
^	China Goldjoy Group Ltd.	114,480,000	8,969
^	China Travel International Investment Hong Kong Ltd.	30,769,554	8,894
	Shun Tak Holdings Ltd.	23,653,891	8,631
*	Pacific Basin Shipping Ltd.	43,038,000	8,548
*	China First Capital Group Ltd.	24,630,000	8,541
*	Global Brands Group Holding Ltd.	70,969,390	8,378
*,^	China Minsheng Financial Holding Corp. Ltd.	147,538,093	8,241
	Shougang Fushan Resources Group Ltd.	44,305,955	8,138
*,^	United Photovoltaics Group Ltd.	52,522,000	8,092
^	Town Health International Medical Group Ltd.	50,942,000	8,053
	Stella International Holdings Ltd.	4,556,500	7,919
	Yuexiu REIT	13,445,155	7,912
	TCC International Holdings Ltd.	16,923,000	7,737
	BEP International Holdings Ltd.	152,080,000	7,613
	Sunlight REIT	11,912,000	7,393
	Towngas China Co. Ltd.	12,279,199	7,337
	Giordano International Ltd.	13,634,000	7,319
	Lifestyle International Holdings Ltd.	5,059,907	7,219
	SmarTone Telecommunications Holdings Ltd.	4,835,000	6,771
	Chow Sang Sang Holdings International Ltd.	2,648,000	6,768
*,^,2	IMAX China Holding Inc.	1,400,653	6,587
	Pacific Textiles Holdings Ltd.	5,902,000	6,548
^	Hopewell Highway Infrastructure Ltd.	10,773,786	6,227
	Dynam Japan Holdings Co. Ltd.	3,225,800	6,218
^	SMI Holdings Group Ltd.	70,976,000	6,197
*,^	Leyou Technologies Holdings Ltd.	29,855,000	6,129
*,^	Superb Summit International Group Ltd.	32,112,957	6,028
*,^	FDG Electric Vehicles Ltd.	124,115,000	5,738
*	China Oceanwide Holdings Ltd.	56,340,044	5,576
	Texwinca Holdings Ltd.	8,305,353	5,571
^	Truly International Holdings Ltd.	16,318,000	5,532
	CITIC Telecom International Holdings Ltd.	17,918,875	5,525
	Pou Sheng International Holdings Ltd.	25,657,000	5,473
*,^	HC International Inc.	6,074,000	5,370
	Prosperity REIT	12,923,000	5,247
	Far East Consortium International Ltd.	10,944,000	5,218

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	CP Pokphand Co. Ltd.	60,180,000	5,175
	SA Sa International Holdings Ltd.	11,956,297	5,116
	Canvest Environmental Protection Group Co. Ltd.	8,866,000	5,058
*,^	Hybrid Kinetic Group Ltd.	200,518,000	5,027
*,^	Nan Hai Corp. Ltd.	146,550,000	4,991
	Hutchison Telecommunications Hong Kong Holdings Ltd.	16,562,679	4,895
	Lai Sun Development Co. Ltd.	173,195,749	4,872
	Sun Hung Kai & Co. Ltd.	6,415,000	4,771
	Road King Infrastructure Ltd.	3,192,000	4,733
	Goodbaby International Holdings Ltd.	10,063,536	4,565
	G-Resources Group Ltd.	258,884,559	4,560
*,^	Gemdale Properties & Investment Corp. Ltd.	63,238,000	4,465
*	HengTen Networks Group Ltd.	233,386,325	4,374
*	Beijing Enterprises Medical & Health Group Ltd.	56,976,000	4,318
*,^	Huayi Tencent Entertainment Co. Ltd.	84,980,000	4,041
^	China LNG Group Ltd.	192,875,000	4,039
^	China Aerospace International Holdings Ltd.	28,290,000	3,924
^	Emperor Capital Group Ltd.	45,168,140	3,885
^	Chong Hing Bank Ltd.	1,796,000	3,885
*,^	United Laboratories International Holdings Ltd.	5,968,500	3,742
*,^	GCL New Energy Holdings Ltd.	70,276,459	3,654
*,^	Convoy Global Holdings Ltd.	135,414,000	3,513
^	Lee's Pharmaceutical Holdings Ltd.	3,537,000	3,506
	China Harmony New Energy Auto Holding Ltd.	9,333,000	3,488
*,^	Macau Legend Development Ltd.	19,022,523	3,468
*,^	Digital Domain Holdings Ltd.	75,736,395	3,455
*	Huabao International Holdings Ltd.	6,302,000	3,449
*,^	Microport Scientific Corp.	4,929,000	3,433
*,^	Sino Oil And Gas Holdings Ltd.	137,660,000	3,324
	Ju Teng International Holdings Ltd.	8,784,999	3,249
^	NewOcean Energy Holdings Ltd.	10,748,000	3,244
*,^	China Strategic Holdings Ltd.	168,460,000	3,222
^,2	Regina Miracle International Holdings Ltd.	4,040,000	3,158
*	Future World Financial Holdings Ltd.	70,519,813	3,130
^	Spring REIT	7,486,238	3,127
*,^	China Ocean Industry Group Ltd.	122,735,000	2,982
*,^	China Financial International Investments Ltd.	75,944,879	2,879
*,^	Rentian Technology Holdings Ltd.	50,450,000	2,822
	TPV Technology Ltd.	10,252,000	2,790
	Liu Chong Hing Investment Ltd.	1,734,018	2,737
*,^	Singamas Container Holdings Ltd.	16,056,000	2,724
^	China Silver Group Ltd.	14,558,000	2,679
*,^	China LotSynergy Holdings Ltd.	87,020,000	2,617
*,^	Summit Ascent Holdings Ltd.	9,622,052	2,483
*	China Medical & HealthCare Group Ltd.	50,104,527	2,479
*,^	13 Holdings Ltd.	8,070,500	2,389
*,^	New Sports Group Ltd.	257,600,000	2,281
^	Vision Fame International Holding Ltd.	18,042,000	2,201
*	Mei Ah Entertainment Group Ltd.	38,120,000	2,200
^	Technovator International Ltd.	5,452,000	2,064
*,^	Honghua Group Ltd.	19,111,000	1,938
*,^	China Beidahuang Industry Group Holdings Ltd.	36,576,000	1,902
^	Parkson Retail Group Ltd.	14,946,883	1,900
	EVA Precision Industrial Holdings Ltd.	11,444,000	1,896
^	Shenwan Hongyuan HK Ltd.	4,750,000	1,829
2	CGN New Energy Holdings Co. Ltd.	12,372,000	1,826
*	NetMind Financial Holdings Ltd.	308,288,000	1,782
	Kowloon Development Co. Ltd.	1,549,902	1,714
*	Lifestyle China Group Ltd.	5,063,600	1,646
*	Anton Oilfield Services Group	14,322,000	1,561
	AMVIG Holdings Ltd.	4,496,000	1,501
*,^	Emperor Watch & Jewellery Ltd.	33,850,000	1,501
*	Good Resources Holdings Ltd.	28,051,441	1,442
*,^	Xinchen China Power Holdings Ltd.	8,594,000	1,390

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Varitronix International Ltd.	2,753,000	1,306
	Inspur International Ltd.	5,703,000	1,180
	Yip's Chemical Holdings Ltd.	2,524,000	1,135
*,^	Yanchang Petroleum International Ltd.	47,630,000	1,113
*	Tou Rong Chang Fu Group Ltd.	52,752,000	1,063
*,^	Sincere Watch Hong Kong Ltd.	38,560,000	941
	Henderson Investment Ltd.	10,068,000	867
*	Hong Kong Television Network Ltd.	3,579,000	814
*	New Focus Auto Tech Holdings Ltd.	16,272,518	773
*,^	Suncorp Technologies Ltd.	122,830,000	741
*	Qianhai Health Holdings Ltd.	77,915,000	740
*	Trinity Ltd.	10,228,000	736
*,^	Peace Map Holding Ltd.	60,580,212	723
*	New World Department Store China Ltd.	4,642,000	697
*,^	China Huarong Energy Co. Ltd.	13,056,068	696
*	Sunshine Oilsands Ltd.	18,647,500	670
*	SOCAM Development Ltd.	2,448,353	663
*	Silver Base Group Holdings Ltd.	9,625,837	612
*,^	China Healthwise Holdings Ltd.	29,924,885	611
*	China Healthcare Enterprise Group Ltd.	24,198,028	302
*	China Innovative Finance Group Ltd.	6,528,000	285
*	GT Group Holdings Ltd.	8,030,049	263
*	Midland Holdings Ltd.	850,657	225
	APT Satellite Holdings Ltd.	335,872	182
*,^	TOM Group Ltd.	727,013	175
	SEA Holdings Ltd.	64,144	161
	Polytec Asset Holdings Ltd.	1,920,000	156
*,2	China Jicheng Holdings Ltd.	4,968,005	122
*	Auto Italia Holdings	9,251,298	120
*	China Forestry Holdings Co. Ltd.	3,050,000	—
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*	China Longevity Group Co. Ltd.	1,027,000	—
			7,015,462
Hungary (0.1%)
	OTP Bank plc	2,315,589	65,106
	MOL Hungarian Oil & Gas plc	685,598	51,576
	Richter Gedeon Nyrt	1,715,501	41,543
	Magyar Telekom Telecommunications plc	5,323,984	8,903
			167,128
India (2.5%)
	Housing Development Finance Corp. Ltd.	19,367,048	462,388
*	Reliance Industries Ltd.	19,491,076	422,404
	Infosys Ltd.	23,042,385	329,249
	Tata Consultancy Services Ltd.	5,766,249	203,603
	Axis Bank Ltd.	20,357,461	161,197
	ITC Ltd.	35,464,790	153,131
	Maruti Suzuki India Ltd.	1,392,119	141,099
	Sun Pharmaceutical Industries Ltd.	13,614,682	135,792
	Hindustan Unilever Ltd.	8,757,949	127,265
	Oil & Natural Gas Corp. Ltd.	37,834,914	109,629
	Indian Oil Corp. Ltd.	13,683,651	93,652
	Bharat Petroleum Corp. Ltd.	8,155,501	91,189
	ICICI Bank Ltd.	20,680,416	89,175
	Tata Motors Ltd.	12,204,389	87,070
	Bharti Airtel Ltd.	15,769,089	87,027
	HCL Technologies Ltd.	6,522,474	82,518
	State Bank of India	17,938,645	80,702
	Mahindra & Mahindra Ltd.	3,723,506	77,292
	Yes Bank Ltd.	3,043,128	77,138
	Larsen & Toubro Ltd.	2,777,005	75,506
	Coal India Ltd.	16,078,884	69,143
	UltraTech Cement Ltd.	1,008,518	66,620
*	Eicher Motors Ltd.	162,875	65,922
	Indiabulls Housing Finance Ltd.	3,997,371	63,131

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Hero MotoCorp Ltd.	1,212,031	62,540
	NTPC Ltd.	24,433,009	62,465
	Asian Paints Ltd.	3,520,987	61,372
	HDFC Bank Ltd.	2,422,054	58,125
	Lupin Ltd.	2,751,418	57,189
	Vedanta Ltd.	14,762,506	55,821
	UPL Ltd.	4,424,230	55,436
	Zee Entertainment Enterprises Ltd.	6,655,788	54,500
*	Adani Ports & Special Economic Zone Ltd.	10,163,395	51,775
	IndusInd Bank Ltd.	2,171,331	48,757
	Kotak Mahindra Bank Ltd.	3,233,208	45,325
*	JSW Steel Ltd.	14,523,936	44,928
	Wipro Ltd.	5,553,583	42,670
	Godrej Consumer Products Ltd.	1,533,960	41,524
	Hindustan Petroleum Corp. Ltd.	4,980,812	41,517
*	Piramal Enterprises Ltd.	1,038,314	40,263
*	Bajaj Finance Ltd.	2,010,903	39,860
	Bajaj Auto Ltd.	858,090	38,200
	Ambuja Cements Ltd.	9,828,017	37,567
	Tech Mahindra Ltd.	5,745,585	37,251
	Cipla Ltd.	3,987,469	34,555
*	Bajaj Finserv Ltd.	470,229	33,445
	Shriram Transport Finance Co. Ltd.	2,068,787	33,396
	Bharti Infratel Ltd.	5,970,611	32,951
	GAIL India Ltd.	4,980,934	32,805
*	Motherson Sumi Systems Ltd.	5,178,175	32,281
	Bosch Ltd.	90,027	32,160
	Hindalco Industries Ltd.	10,301,174	31,876
	LIC Housing Finance Ltd.	3,041,864	31,620
	Aurobindo Pharma Ltd.	3,309,349	31,194
	Power Grid Corp. of India Ltd.	9,529,192	30,789
	Shree Cement Ltd.	102,016	30,389
	Nestle India Ltd.	282,521	29,409
	Dabur India Ltd.	6,536,372	29,127
	Dr Reddy's Laboratories Ltd.	700,080	28,406
*	Titan Co. Ltd.	3,855,960	28,172
	Marico Ltd.	5,573,482	27,309
	Rural Electrification Corp. Ltd.	8,407,127	26,452
	Glenmark Pharmaceuticals Ltd.	1,714,737	23,846
	Idea Cellular Ltd.	17,744,023	23,707
	Cairn India Ltd.	5,481,977	22,818
	Havells India Ltd.	2,984,928	22,469
	Siemens Ltd.	1,052,618	21,468
*	United Spirits Ltd.	726,872	21,167
	Tata Steel Ltd.	2,976,703	20,767
	Cadila Healthcare Ltd.	3,033,342	20,746
	Bharat Forge Ltd.	1,165,449	20,742
2	ICICI Prudential Life Insurance Co. Ltd.	3,247,423	20,493
	Britannia Industries Ltd.	362,881	20,426
	Bharat Heavy Electricals Ltd.	7,261,949	19,822
	Tata Motors Ltd. Class A	4,458,299	19,383
	Power Finance Corp. Ltd.	7,717,348	19,176
	Ashok Leyland Ltd.	14,202,463	18,848
	Bharat Electronics Ltd.	6,566,280	18,672
*	Apollo Hospitals Enterprise Ltd.	967,340	18,538
	NMDC Ltd.	9,265,213	18,367
	Mahindra & Mahindra Financial Services Ltd.	3,384,351	17,733
	IDFC Bank Ltd.	17,021,853	17,383
	Rajesh Exports Ltd.	1,798,122	17,195
	Federal Bank Ltd.	10,258,600	17,156
	Pidilite Industries Ltd.	1,531,750	17,136
	Vakrangee Ltd.	3,178,751	16,894
*	Bank of Baroda	5,702,996	16,615
	Max Financial Services Ltd.	1,606,292	16,382

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Reliance Capital Ltd.	1,577,613	16,297
*	DLF Ltd.	5,346,583	15,464
	Tata Power Co. Ltd.	11,782,653	15,442
*	Bharat Financial Inclusion Ltd.	1,226,946	15,327
	Dewan Housing Finance Corp. Ltd.	2,287,034	15,170
	Alkem Laboratories Ltd.	492,243	15,089
	Reliance Infrastructure Ltd.	1,603,221	14,854
*	Crompton Greaves Consumer Electricals Ltd.	4,288,947	14,673
	Oracle Financial Services Software Ltd.	262,275	14,500
	ACC Ltd.	556,447	14,066
	Sun TV Network Ltd.	972,111	13,910
	Page Industries Ltd.	60,533	13,683
	Dr Reddy's Laboratories Ltd. ADR	332,511	13,583
*	ABB India Ltd.	614,197	13,464
	Colgate-Palmolive India Ltd.	818,353	13,165
	Hindustan Zinc Ltd.	3,147,869	13,102
^	Wipro Ltd. ADR	1,328,509	13,086
	NHPC Ltd.	26,495,193	13,068
	MRF Ltd.	12,235	12,917
	Mindtree Ltd.	1,674,512	12,625
	Cummins India Ltd.	805,841	12,486
	CESC Ltd.	812,735	11,941
	Berger Paints India Ltd.	2,872,494	11,658
*	Steel Authority of India Ltd.	12,316,054	11,539
	Apollo Tyres Ltd.	2,965,892	11,248
	Emami Ltd.	676,382	11,124
	Torrent Pharmaceuticals Ltd.	501,341	11,047
	TVS Motor Co. Ltd.	1,383,986	10,666
	Edelweiss Financial Services Ltd.	4,059,302	10,564
	HDFC Bank Ltd. ADR	132,596	10,556
	AIA Engineering Ltd.	445,825	10,446
	Jubilant Life Sciences Ltd.	870,713	10,440
	United Breweries Ltd.	871,567	10,416
*	Punjab National Bank	3,952,616	10,364
	Bajaj Holdings & Investment Ltd.	311,927	10,261
	Castrol India Ltd.	1,504,986	10,249
	Aditya Birla Nuvo Ltd.	395,967	10,215
	L&T Finance Holdings Ltd.	5,057,976	10,028
	Oil India Ltd.	1,963,768	9,982
*	Biocon Ltd.	577,795	9,898
*	Suzlon Energy Ltd.	30,837,579	9,874
	GlaxoSmithKline Consumer Healthcare Ltd.	123,263	9,803
	Arvind Ltd.	1,556,532	9,662
	Tata Communications Ltd.	859,571	9,630
	Natco Pharma Ltd.	669,435	9,609
*	Divi's Laboratories Ltd.	974,896	9,516
	Info Edge India Ltd.	727,801	9,446
	Indian Hotels Co. Ltd.	4,704,967	9,387
	Exide Industries Ltd.	2,614,997	9,343
	Kansai Nerolac Paints Ltd.	1,524,092	9,307
	Petronet LNG Ltd.	1,408,360	9,269
	Strides Shasun Ltd.	539,240	8,984
	Bayer CropScience Ltd.	126,834	8,954
	PI Industries Ltd.	653,393	8,833
2	InterGlobe Aviation Ltd.	506,018	8,699
*	Dalmia Bharat Ltd.	255,854	8,636
	Mphasis Ltd.	995,317	8,287
*	Canara Bank	1,491,353	8,282
*	Jindal Steel & Power Ltd.	4,570,829	8,085
*	Kajaria Ceramics Ltd.	772,709	7,982
*	Indiabulls Real Estate Ltd.	3,421,337	7,962
	Sundaram Finance Ltd.	318,984	7,935
	Manappuram Finance Ltd.	5,382,186	7,823
	Cholamandalam Investment and Finance Co. Ltd.	448,703	7,756

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Bank of India	2,669,120	7,739
	Voltas Ltd.	1,205,466	7,695
	Sintex Industries Ltd.	4,369,857	7,678
*	KRBL Ltd.	1,117,770	7,652
	Supreme Industries Ltd.	445,891	7,539
	State Bank of India GDR	165,764	7,514
*	Amara Raja Batteries Ltd.	542,163	7,500
	NCC Ltd.	4,972,500	7,379
*	Ramco Cements Ltd.	688,751	7,363
	Jubilant Foodworks Ltd.	454,941	7,361
	Balkrishna Industries Ltd.	307,295	7,277
	NBCC India Ltd.	2,318,346	7,199
	Welspun India Ltd.	4,830,423	7,162
*	Godrej Industries Ltd.	854,739	7,098
	Muthoot Finance Ltd.	1,149,886	7,041
*	GMR Infrastructure Ltd.	26,185,446	7,019
*	Reliance Communications Ltd.	12,738,381	6,807
	IRB Infrastructure Developers Ltd.	1,671,622	6,780
*	Whirlpool of India Ltd.	360,667	6,779
	Indraprastha Gas Ltd.	400,492	6,579
	Tata Global Beverages Ltd.	2,757,245	6,565
	Gillette India Ltd.	97,650	6,555
	Ajanta Pharma Ltd.	252,276	6,471
	Gujarat Pipavav Port Ltd.	2,545,822	6,305
	Credit Analysis & Research Ltd.	256,714	6,305
*	IDBI Bank Ltd.	5,116,133	6,206
*	Aditya Birla Fashion and Retail Ltd.	2,292,854	6,156
*	CG Power and Industrial Solutions Ltd.	5,013,475	6,122
	GRUH Finance Ltd.	989,507	6,120
*	Oberoi Realty Ltd.	981,361	6,059
*	Adani Power Ltd.	11,261,195	5,772
	National Aluminium Co. Ltd.	5,379,203	5,747
	Blue Dart Express Ltd.	75,647	5,732
*	Adani Enterprises Ltd.	3,383,007	5,725
*	Karur Vysya Bank Ltd.	3,073,743	5,709
*	Fortis Healthcare Ltd.	1,661,438	5,689
	Jain Irrigation Systems Ltd.	3,248,508	5,662
	Century Textiles & Industries Ltd.	318,679	5,586
	Tube Investments of India Ltd.	527,395	5,528
*	Reliance Power Ltd.	6,985,178	5,305
	India Cements Ltd.	1,575,910	5,299
	Indian Bank	1,057,467	5,240
	Gujarat Gas Ltd.	397,606	5,222
*	Mangalore Refinery & Petrochemicals Ltd.	2,510,382	5,210
	Thermax Ltd.	323,281	5,180
*	Ceat Ltd.	218,321	5,177
	Hexaware Technologies Ltd.	1,424,374	5,115
	JSW Energy Ltd.	4,828,273	5,027
	Engineers India Ltd.	1,944,476	5,026
	WABCO India Ltd.	53,844	5,019
*	Dish TV India Ltd.	3,393,186	5,019
*	Torrent Power Ltd.	1,385,718	4,893
	Alembic Pharmaceuticals Ltd.	511,208	4,863
*	Ipca Laboratories Ltd.	522,222	4,854
	Sadbhav Engineering Ltd.	928,090	4,822
	Union Bank of India	1,801,613	4,801
*	Prestige Estates Projects Ltd.	1,302,844	4,780
	SRF Ltd.	173,289	4,770
*	Sun Pharma Advanced Research Co. Ltd.	965,537	4,757
	Wockhardt Ltd.	419,199	4,683
	Balrampur Chini Mills Ltd.	1,846,298	4,652
*	Just Dial Ltd.	590,738	4,617
	Symphony Ltd.	205,712	4,600
	Gujarat State Petronet Ltd.	1,626,296	4,576

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Coromandel International Ltd.	842,130	4,564
*,2	Syngene International Ltd.	567,924	4,559
	Karnataka Bank Ltd.	1,781,902	4,536
*	Housing Development & Infrastructure Ltd.	3,206,221	4,525
*	IFCI Ltd.	8,983,149	4,427
	Repco Home Finance Ltd.	370,086	4,418
*	PC Jeweller Ltd.	664,229	4,360
	Great Eastern Shipping Co. Ltd.	626,641	4,288
	Redington India Ltd.	2,204,405	4,276
	eClerx Services Ltd.	211,806	4,276
	Persistent Systems Ltd.	467,209	4,253
2	Dr Lal PathLabs Ltd.	275,735	4,112
*	Hindustan Construction Co. Ltd.	5,628,115	4,072
	Sanofi India Ltd.	62,376	4,061
	Infosys Ltd. ADR	277,409	4,039
*	Gujarat Fluorochemicals Ltd.	334,054	4,023
*	PVR Ltd.	160,289	4,020
*	Mahindra CIE Automotive Ltd.	1,022,099	3,884
	Cox & Kings Ltd.	1,084,944	3,841
	Srei Infrastructure Finance Ltd.	2,687,009	3,779
	Multi Commodity Exchange of India Ltd.	194,501	3,676
	VA Tech Wabag Ltd.	349,766	3,654
*	Central Bank of India	2,208,108	3,634
	GE T&D India Ltd.	675,539	3,605
	KPIT Technologies Ltd.	1,795,479	3,582
	Bajaj Corp. Ltd.	554,303	3,387
	Pfizer Ltd.	125,283	3,384
	PTC India Ltd.	2,257,529	3,344
	South Indian Bank Ltd.	8,325,359	3,328
*	TV18 Broadcast Ltd.	4,985,703	3,237
*	Syndicate Bank	2,499,475	3,216
*	RattanIndia Power Ltd.	23,543,157	3,181
*	Kaveri Seed Co. Ltd.	359,631	3,155
	Jammu & Kashmir Bank Ltd.	2,364,519	2,981
	GlaxoSmithKline Pharmaceuticals Ltd.	76,307	2,962
	Gateway Distriparks Ltd.	705,986	2,930
*	Jaiprakash Associates Ltd.	13,732,183	2,906
*	Vijaya Bank	2,246,148	2,858
	Sobha Ltd.	495,688	2,853
*	Indian Overseas Bank	5,532,962	2,493
*	Bajaj Hindusthan Sugar Ltd.	9,616,574	2,487
	Oriental Bank of Commerce	925,155	2,445
*	Jet Airways India Ltd.	300,938	2,427
*	Corp Bank	2,650,322	2,419
	Tata Motors Ltd. ADR	67,417	2,405
	Jindal Saw Ltd.	1,833,591	2,302
*	Allahabad Bank	1,732,385	2,218
	Marksans Pharma Ltd.	2,723,185	2,199
*	DEN Networks Ltd.	1,478,005	2,193
	Andhra Bank	1,925,724	2,062
*	Equitas Holdings Ltd.	777,177	2,007
*	IDFC Ltd.	2,092,913	2,006
	Gujarat Mineral Development Corp. Ltd.	1,026,009	1,991
	McLeod Russel India Ltd.	612,752	1,822
*	Unitech Ltd.	20,671,446	1,813
	Welspun Corp. Ltd.	1,395,894	1,793
	Raymond Ltd.	154,723	1,786
*	UCO Bank	2,526,195	1,627
*	GE Power India Ltd.	155,892	1,612
	Chambal Fertilizers and Chemicals Ltd.	1,015,696	1,580
*	Shipping Corp. of India Ltd.	1,165,221	1,461
*	Videocon Industries Ltd.	874,645	1,412
	Radico Khaitan Ltd.	636,390	1,215
*	Shree Renuka Sugars Ltd.	5,107,730	1,169

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Reliance Defence and Engineering Ltd.	958,685	967
*	Rolta India Ltd.	936,910	884
*	Amtek Auto Ltd.	1,209,979	738
	ICICI Bank Ltd. ADR	75,342	646
	Vedanta Ltd. ADR	26,605	404
*	JITF Infralogistics Ltd.	131,362	139
*	Nagarjuna Fertilizers & Chemicals Ltd.	312,129	92
*	Polaris Consulting & Services Ltd.	21,168	67
	Jain Irrigation Systems Ltd. DVR	32,150	33
*	Chennai Super Kings Cricket Ltd.	951,110	—
			6,686,671
Indonesia (0.6%)
	Telekomunikasi Indonesia Persero Tbk PT	616,920,275	203,514
	Bank Central Asia Tbk PT	149,522,601	198,856
	Astra International Tbk PT	245,741,659	164,694
	Bank Rakyat Indonesia Persero Tbk PT	131,551,037	127,065
	Bank Mandiri Persero Tbk PT	113,918,189	99,691
	Unilever Indonesia Tbk PT	13,720,170	45,786
	Bank Negara Indonesia Persero Tbk PT	89,789,802	42,875
	United Tractors Tbk PT	19,464,110	39,244
	Matahari Department Store Tbk PT	31,428,468	34,342
	Indofood Sukses Makmur Tbk PT	54,311,495	34,037
	Hanjaya Mandala Sampoerna Tbk PT	116,388,863	33,294
	Gudang Garam Tbk PT	5,776,714	28,731
	Kalbe Farma Tbk PT	234,839,554	27,886
	Semen Indonesia Persero Tbk PT	36,942,951	24,414
*	Perusahaan Gas Negara Persero Tbk	130,141,554	23,667
	Charoen Pokphand Indonesia Tbk PT	91,433,469	21,883
	Adaro Energy Tbk PT	159,754,730	21,244
	Indocement Tunggal Prakarsa Tbk PT	15,852,902	20,123
	Indofood CBP Sukses Makmur Tbk PT	29,242,416	19,225
	Ciputra Development Tbk PT	172,282,010	16,522
	Surya Citra Media Tbk PT	70,847,421	15,160
*	Lippo Karawaci Tbk PT	238,210,900	14,109
	Pakuwon Jati Tbk PT	284,728,034	13,314
	Bank Danamon Indonesia Tbk PT	36,312,876	13,229
	Summarecon Agung Tbk PT	126,892,000	12,916
	Bumi Serpong Damai Tbk PT	96,130,560	12,878
	Tower Bersama Infrastructure Tbk PT	23,648,084	10,375
*	XL Axiata Tbk PT	43,050,853	10,353
	AKR Corporindo Tbk PT	20,341,300	10,326
*	Tambang Batubara Bukit Asam Persero Tbk PT	10,392,869	9,855
	Waskita Karya Persero Tbk PT	53,805,967	9,634
	Media Nusantara Citra Tbk PT	66,664,983	9,119
	Jasa Marga Persero Tbk PT	25,738,861	8,956
	Bank Tabungan Negara Persero Tbk PT	46,074,797	7,933
	Pembangunan Perumahan Persero Tbk PT	31,263,625	7,454
	Indo Tambangraya Megah Tbk PT	5,018,100	7,195
	Wijaya Karya Persero Tbk PT	39,478,998	7,003
	Ace Hardware Indonesia Tbk PT	85,313,700	5,986
	Astra Agro Lestari Tbk PT	5,208,096	5,622
*	Aneka Tambang Persero Tbk PT	107,521,927	5,601
*	Semen Baturaja Persero TBK PT	19,933,500	5,271
*	Link Net Tbk PT	12,881,200	5,215
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	31,695,900	4,772
*	Vale Indonesia Tbk PT	28,070,836	4,663
	Adhi Karya Persero Tbk PT	26,700,300	4,519
*	Japfa Comfeed Indonesia Tbk PT	37,537,957	4,124
*	Kawasan Industri Jababeka Tbk PT	161,964,271	4,004
*	Mitra Adiperkasa Tbk PT	8,344,000	3,955
*	Medco Energi Internasional Tbk PT	17,203,600	3,855
	Global Mediacom Tbk PT	95,153,012	3,814
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	36,022,800	3,766
*	Eagle High Plantations Tbk PT	158,129,500	3,718

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Siloam International Hospitals Tbk PT	3,473,785	3,568
*	Alam Sutera Realty Tbk PT	134,942,900	3,515
	Ramayana Lestari Sentosa Tbk PT	34,042,500	3,253
*	Panin Financial Tbk PT	173,576,400	3,043
	Surya Semesta Internusa Tbk PT	53,814,000	2,944
*	Timah Persero Tbk PT	33,689,487	2,385
*	Tiga Pilar Sejahtera Food Tbk	13,575,757	2,252
	Intiland Development Tbk PT	64,542,300	2,129
*	Matahari Putra Prima Tbk PT	29,744,400	2,107
*	Krakatau Steel Persero Tbk PT	46,351,636	2,014
*	Agung Podomoro Land Tbk PT	122,690,000	1,931
*	Lippo Cikarang Tbk PT	5,712,500	1,916
*	Gajah Tunggal Tbk PT	22,673,600	1,759
	Salim Ivomas Pratama Tbk PT	33,590,700	1,597
	Wijaya Karya Beton Tbk PT	27,926,705	1,550
	Bekasi Fajar Industrial Estate Tbk PT	67,348,700	1,493
	BISI International Tbk PT	7,814,674	1,088
*	Bakrie and Brothers Tbk PT	249,678,500	937
*	Berlian Laju Tanker Tbk PT	25,926,000	381
	Sampoerna Agro PT	2,358,380	375
*	Bakrie Telecom Tbk PT	94,762,000	355
*	Sigmagold Inti Perkasa Tbk PT	64,941,800	282
			1,516,661
Ireland (0.2%)
	Kerry Group plc Class A	1,793,233	146,612
*	Bank of Ireland	338,966,582	85,331
	Kingspan Group plc	2,198,345	76,475
	Glanbia plc	2,141,494	41,854
*	Ryanair Holdings plc ADR	203,853	18,740
	C&C Group plc	3,966,590	16,367
*	Ryanair Holdings plc	768,457	13,309
	Green REIT plc	8,260,283	12,280
	Origin Enterprises plc	1,490,296	12,083
	Hibernia REIT plc	8,184,353	11,363
	Irish Continental Group plc	1,921,873	11,084
*	Permanent TSB Group Holdings plc	1,314,778	3,510
*	Irish Bank Resolution Corp. Ltd.	698,992	—
			449,008
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	11,020,053	349,491
	Bank Hapoalim BM	12,413,427	77,414
*	Bank Leumi Le-Israel BM	15,946,386	74,576
	Nice Ltd.	668,005	45,123
	Bezeq The Israeli Telecommunication Corp. Ltd.	25,376,690	42,636
	Elbit Systems Ltd.	295,191	35,144
*	Israel Discount Bank Ltd. Class A	14,027,735	33,964
*	Azrieli Group Ltd.	532,183	28,309
*	Frutarom Industries Ltd.	449,407	26,417
*	Tower Semiconductor Ltd.	1,084,215	23,672
	Israel Chemicals Ltd.	5,433,850	23,416
	Mizrahi Tefahot Bank Ltd.	1,439,294	23,218
	Delek Group Ltd.	59,533	13,403
	Gazit-Globe Ltd.	1,138,418	11,528
	Paz Oil Co. Ltd.	65,308	10,668
	Alony Hetz Properties & Investments Ltd.	1,141,993	10,575
*	Airport City Ltd.	706,840	9,354
*	Mazor Robotics Ltd.	515,188	9,101
	Melisron Ltd.	162,004	8,822
	First International Bank Of Israel Ltd.	513,159	8,456
	Harel Insurance Investments & Financial Services Ltd.	1,318,230	7,016
	Teva Pharmaceutical Industries Ltd. ADR	220,435	6,961
	Strauss Group Ltd.	393,569	6,917
	Reit 1 Ltd.	1,915,250	6,479
*	Nova Measuring Instruments Ltd.	318,655	6,334

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Amot Investments Ltd.	1,298,493	6,186
	Shikun & Binui Ltd.	2,306,372	6,055
*	Jerusalem Oil Exploration	98,428	5,723
	Oil Refineries Ltd.	13,876,960	5,509
*	Partner Communications Co. Ltd.	1,057,447	5,172
*	Israel Corp. Ltd.	28,329	5,088
*	Cellcom Israel Ltd. (Registered)	515,861	5,080
	IDI Insurance Co. Ltd.	86,741	4,625
*	Clal Insurance Enterprises Holdings Ltd.	253,157	4,120
*	Jerusalem Economy Ltd.	1,604,631	3,941
	Electra Ltd.	17,960	3,917
*	Phoenix Holdings Ltd.	871,455	3,818
	Shufersal Ltd.	760,195	3,750
*	Bayside Land Corp.	8,180	3,568
	Migdal Insurance & Financial Holding Ltd.	3,475,975	3,424
	Formula Systems 1985 Ltd.	85,149	3,321
	Delta-Galil Industries Ltd.	106,115	3,253
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	68,005	3,250
*	Menora Mivtachim Holdings Ltd.	270,512	3,126
	Big Shopping Centers Ltd.	43,145	3,120
*	Naphtha Israel Petroleum Corp. Ltd.	378,207	3,051
	Delek Automotive Systems Ltd.	332,263	2,913
*	Africa Israel Properties Ltd.	142,066	2,860
*	Ceragon Networks Ltd.	769,008	2,608
*	Gilat Satellite Networks Ltd.	466,885	2,384
	Norstar Holdings Inc.	114,719	2,354
	B Communications Ltd.	119,903	2,310
*	Kamada Ltd.	298,309	2,148
*	Allot Communications Ltd.	431,081	2,148
*	Kenon Holdings Ltd.	172,726	2,139
*	AudioCodes Ltd.	293,522	1,920
*	Evogene Ltd.	276,637	1,411
*	Property & Building Corp. Ltd.	11,550	1,121
*	Delek Energy Systems Ltd.	1,800	985
*	Cellcom Israel Ltd.	96,644	956
*	Compugen Ltd.	135,360	544
	Silicom Ltd.	1,067	58
			1,016,950
Italy (1.7%)
	Eni SPA	30,306,435	470,084
	Enel SPA	93,551,643	444,763
	Intesa Sanpaolo SPA (Registered)	146,304,618	427,078
*	UniCredit SPA	25,695,955	418,394
	Assicurazioni Generali SPA	15,512,204	245,714
	Atlantia SPA	6,577,058	166,789
*	Fiat Chrysler Automobiles NV	13,147,982	149,342
	Snam SPA	29,571,038	130,647
*	CNH Industrial NV	11,270,024	124,281
	Ferrari NV	1,626,692	122,370
*	Telecom Italia SPA (Registered)	134,921,839	119,756
	Luxottica Group SPA	1,958,827	113,241
	Terna Rete Elettrica Nazionale SPA	17,546,195	88,465
	Tenaris SA	5,507,254	86,034
	EXOR NV	1,380,026	77,463
*	Prysmian SPA	2,616,552	75,510
*	Leonardo SPA	4,694,064	73,766
	Mediobanca SPA	6,833,894	65,719
	Telecom Italia SPA (Bearer)	77,332,049	55,189
^	Banco BPM SPA	18,502,451	54,037
	Moncler SPA	1,967,165	48,520
	Recordati SPA	1,274,120	47,219
^	Unione di Banche Italiane SPA	10,389,112	43,775
	Davide Campari-Milano SPA	3,493,436	41,308
2	Poste Italiane SPA	5,716,437	39,145

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Intesa Sanpaolo SPA	13,309,465	36,442
*	FinecoBank Banca Fineco SPA	4,865,005	34,657
	BPER Banca	5,810,264	31,786
*	Saipem SPA	70,607,623	30,392
	A2A SPA	19,120,777	28,420
	Azimut Holding SPA	1,409,473	27,494
	UnipolSai Assicurazioni SPA	11,888,653	27,309
	Interpump Group SPA	1,028,268	27,269
*	Italgas SPA	6,018,539	27,209
	Unipol Gruppo Finanziario SPA	6,051,899	26,990
	Brembo SPA	338,239	26,574
	Hera SPA	9,158,642	26,194
	Cerved Information Solutions SPA	2,321,877	24,789
^	Banca Mediolanum SPA	3,195,763	24,444
^	Salvatore Ferragamo SPA	762,179	24,407
	Buzzi Unicem SPA	899,296	23,109
	DiaSorin SPA	291,104	21,820
*	De' Longhi SPA	699,860	21,336
	Banca Popolare di Sondrio SCPA	5,536,076	20,626
	Banca Generali SPA	705,460	20,272
*,^	Yoox Net-A-Porter Group SPA	725,931	19,290
	Societa Cattolica di Assicurazioni SCRL	2,040,202	18,134
2	Anima Holding SPA	2,759,229	18,038
	Autogrill SPA	1,568,002	17,833
^	Mediaset SPA	4,343,285	17,750
	Industria Macchine Automatiche SPA	188,713	16,637
2	Infrastrutture Wireless Italiane SPA	2,952,422	16,328
	Ansaldo STS SPA	1,059,983	14,225
*,2	Enav SPA	3,203,599	13,113
^	Tod's SPA	168,945	13,054
	Iren SPA	6,171,065	13,003
	Ei Towers SPA	216,402	12,490
	Amplifon SPA	945,477	12,078
^	Saras SPA	5,672,223	11,850
*	Banca IFIS SPA	251,516	10,849
2	OVS SPA	1,478,083	9,839
	MARR SPA	394,129	9,516
	Reply SPA	52,608	9,215
	Brunello Cucinelli SPA	345,022	9,041
	Societa Iniziative Autostradali e Servizi SPA	867,105	8,741
	ACEA SPA	590,582	8,498
	Danieli & C Officine Meccaniche SPA RSP	463,381	8,365
	Beni Stabili SpA SIIQ	13,053,438	8,286
*,2	Technogym SPA	984,520	7,670
	ERG SPA	615,539	7,641
	Buzzi Unicem SPA Savings Shares	467,929	6,919
	Salini Impregilo SPA	1,963,635	6,682
	Datalogic SPA	233,743	6,411
	ASTM SPA	410,325	6,325
	Credito Emiliano SPA	883,834	6,179
2	RAI Way SPA	1,165,130	6,118
	CIR-Compagnie Industriali Riunite SPA	3,729,193	5,998
*,^	Fincantieri SPA	6,027,815	5,899
	Banca Monte dei Paschi di Siena SPA	324,425	5,329
	Italmobiliare SPA	93,270	5,227
*,^	Credito Valtellinese SPA	1,417,443	5,124
	Tenaris SA ADR	153,402	4,791
*,^	Piaggio & C SPA	2,220,309	4,601
*	Juventus Football Club SPA	4,824,539	4,450
	Danieli & C Officine Meccaniche SPA	168,605	4,215
	Cairo Communication SPA	828,991	4,061
^	Immobiliare Grande Distribuzione SIIQ SPA	4,383,824	3,924
	Cementir Holding SPA	574,114	3,462
	Astaldi SPA	525,298	3,446

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Arnoldo Mondadori Editore SPA	1,693,543	3,363
	Zignago Vetro SPA	381,109	3,147
	Cofide SPA	4,105,629	3,110
*,^	Banca Carige SPA	9,639,301	2,677
*,^	Safilo Group SPA	352,013	2,541
^	Geox SPA	894,676	2,418
^	Esprinet SPA	294,991	2,413
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	1,636,624	2,255
*	Gruppo Editoriale L'Espresso SPA	1,870,776	1,719
	DeA Capital SPA	930,679	1,521
	Parmalat SPA	109,176	370
*	Gemina SPA CVR	315,232	4
			4,696,331
Japan (16.8%)
	Toyota Motor Corp.	33,604,878	1,818,723
	Mitsubishi UFJ Financial Group Inc.	165,161,125	1,046,559
	SoftBank Group Corp.	10,579,107	802,454
	Honda Motor Co. Ltd.	22,057,458	641,997
	KDDI Corp.	22,833,239	605,402
	Sumitomo Mitsui Financial Group Inc.	15,966,473	592,845
	Mizuho Financial Group Inc.	311,775,323	569,903
	Sony Corp.	15,444,948	529,983
	Japan Tobacco Inc.	14,759,142	491,122
	FANUC Corp.	2,404,912	489,631
	Takeda Pharmaceutical Co. Ltd.	9,401,482	451,023
	Keyence Corp.	1,121,110	450,702
	Shin-Etsu Chemical Co. Ltd.	5,064,940	440,233
	Canon Inc.	12,893,170	427,898
	East Japan Railway Co.	4,591,630	412,065
	Seven & i Holdings Co. Ltd.	9,595,570	405,259
	NTT DOCOMO Inc.	15,954,150	386,044
	Central Japan Railway Co.	2,227,448	373,562
	Tokio Marine Holdings Inc.	8,634,533	364,063
	Mitsubishi Corp.	15,760,439	340,112
	Astellas Pharma Inc.	25,741,373	339,454
	Mitsubishi Electric Corp.	24,266,903	338,679
	Nintendo Co. Ltd.	1,328,262	336,137
	Kao Corp.	6,059,732	334,398
	Bridgestone Corp.	7,896,511	329,374
	Daikin Industries Ltd.	3,275,810	318,486
	Hitachi Ltd.	57,001,855	314,899
	Panasonic Corp.	26,153,604	312,751
	Murata Manufacturing Co. Ltd.	2,327,673	312,666
	Komatsu Ltd.	11,578,315	309,390
	Mitsui & Co. Ltd.	20,593,824	290,797
	Subaru Corp.	7,543,799	286,001
	Mitsubishi Estate Co. Ltd.	14,528,576	278,190
	Nidec Corp.	2,977,887	273,233
	Denso Corp.	6,096,539	263,112
	Mitsui Fudosan Co. Ltd.	11,665,074	256,658
	ITOCHU Corp.	17,649,084	249,734
	Nomura Holdings Inc.	41,154,371	247,323
	ORIX Corp.	16,119,607	246,352
	Otsuka Holdings Co. Ltd.	5,196,766	239,357
	Dai-ichi Life Holdings Inc.	13,892,401	236,727
	Daiwa House Industry Co. Ltd.	7,947,587	236,274
	Tokyo Electron Ltd.	1,918,900	232,942
	Nissan Motor Co. Ltd.	23,975,299	228,379
	Hoya Corp.	4,771,041	228,021
	Kubota Corp.	13,836,882	217,970
	Nippon Steel & Sumitomo Metal Corp.	9,642,220	217,148
	Kyocera Corp.	3,829,384	216,878
	Suzuki Motor Corp.	5,045,959	210,936
	Fast Retailing Co. Ltd.	626,509	204,629

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
MS&AD Insurance Group Holdings Inc.	6,275,629	204,611
SMC Corp.	719,078	202,682
Recruit Holdings Co. Ltd.	3,986,706	201,497
Kirin Holdings Co. Ltd.	10,327,889	201,061
Sumitomo Corp.	13,815,691	184,624
Shionogi & Co. Ltd.	3,563,172	183,496
FUJIFILM Holdings Corp.	4,808,775	178,476
Daiichi Sankyo Co. Ltd.	8,000,514	177,802
JXTG Holdings Inc.	39,176,323	176,765
Asahi Group Holdings Ltd.	4,667,513	176,356
Secom Co. Ltd.	2,386,060	173,283
Eisai Co. Ltd.	3,272,066	172,044
Sompo Holdings Inc.	4,492,821	169,786
Toray Industries Inc.	18,660,457	165,152
Sumitomo Mitsui Trust Holdings Inc.	4,648,602	159,241
Dentsu Inc.	2,730,706	154,141
Sumitomo Electric Industries Ltd.	9,281,250	151,581
West Japan Railway Co.	2,261,079	151,083
Fujitsu Ltd.	24,128,624	150,619
Resona Holdings Inc.	26,785,549	148,906
Shimano Inc.	968,045	148,153
Asahi Kasei Corp.	15,334,008	146,219
Sumitomo Realty & Development Co. Ltd.	5,315,531	143,602
MEIJI Holdings Co. Ltd.	1,685,836	143,304
Nitto Denko Corp.	1,896,596	142,815
Mitsubishi Heavy Industries Ltd.	35,233,996	141,178
Terumo Corp.	3,771,346	137,724
Oriental Land Co. Ltd.	2,386,411	137,062
Olympus Corp.	3,447,536	132,929
Daito Trust Construction Co. Ltd.	894,318	131,602
Shiseido Co. Ltd.	4,824,237	130,691
Nippon Telegraph & Telephone Corp.	2,974,053	127,455
Mitsubishi Chemical Holdings Corp.	16,166,175	126,536
Aeon Co. Ltd.	8,521,823	126,301
Daiwa Securities Group Inc.	20,734,715	126,137
Kansai Electric Power Co. Inc.	9,024,124	121,954
Ajinomoto Co. Inc.	6,242,735	121,647
Tokyo Gas Co. Ltd.	25,712,558	119,381
Sekisui House Ltd.	7,159,815	118,937
Marubeni Corp.	19,274,523	118,803
Nitori Holdings Co. Ltd.	907,796	118,115
Chubu Electric Power Co. Inc.	8,736,428	117,304
Ono Pharmaceutical Co. Ltd.	5,612,656	115,771
Unicharm Corp.	4,726,496	114,945
Aisin Seiki Co. Ltd.	2,310,746	113,174
T&D Holdings Inc.	7,553,877	112,323
Inpex Corp.	11,329,356	108,563
JFE Holdings Inc.	6,330,759	107,981
Makita Corp.	3,007,066	107,291
Sysmex Corp.	1,759,948	107,194
Rakuten Inc.	10,331,436	105,836
Sumitomo Chemical Co. Ltd.	18,670,286	105,366
Mazda Motor Corp.	6,981,422	103,132
Asahi Glass Co. Ltd.	11,779,625	102,065
Omron Corp.	2,410,160	100,907
Taisei Corp.	13,183,056	100,526
Toyota Industries Corp.	1,987,861	99,024
Chugai Pharmaceutical Co. Ltd.	2,679,067	95,198
*,^ Toshiba Corp.	46,969,995	94,746
Japan Exchange Group Inc.	6,755,735	94,727
Yamato Holdings Co. Ltd.	4,363,500	94,291
Hankyu Hanshin Holdings Inc.	2,818,634	93,109
TDK Corp.	1,472,417	91,224
Osaka Gas Co. Ltd.	24,293,249	90,935

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Isuzu Motors Ltd.	6,671,262	90,676
	Toyota Tsusho Corp.	2,772,950	87,550
	Tokyu Corp.	12,170,032	87,169
	Dai Nippon Printing Co. Ltd.	7,449,121	82,928
	Obayashi Corp.	8,392,449	81,481
	Yamaha Motor Co. Ltd.	3,427,869	81,407
	Kintetsu Group Holdings Co. Ltd.	22,207,135	81,096
	LIXIL Group Corp.	3,195,603	79,867
	NEC Corp.	32,035,248	79,655
	Sumitomo Metal Mining Co. Ltd.	5,811,359	78,694
	Tohoku Electric Power Co. Inc.	5,899,038	78,645
	Rohm Co. Ltd.	1,088,398	76,436
	Kajima Corp.	11,198,410	76,040
	NSK Ltd.	5,537,087	75,720
	Bandai Namco Holdings Inc.	2,407,727	75,570
	MINEBEA MITSUMI Inc.	5,191,860	75,110
	Sekisui Chemical Co. Ltd.	4,457,246	74,809
*	Tokyo Electric Power Co. Holdings Inc.	19,223,594	74,675
	Odakyu Electric Railway Co. Ltd.	3,789,900	73,573
	Koito Manufacturing Co. Ltd.	1,402,123	72,452
	Nippon Paint Holdings Co. Ltd.	1,888,261	72,431
	NTT Data Corp.	1,554,392	72,178
	Yakult Honsha Co. Ltd.	1,257,600	71,678
	Suntory Beverage & Food Ltd.	1,570,688	70,766
	NGK Insulators Ltd.	3,283,906	70,263
	Ricoh Co. Ltd.	8,416,911	70,158
	Kuraray Co. Ltd.	4,342,849	70,090
	Keikyu Corp.	6,096,369	69,979
	Seiko Epson Corp.	3,412,793	69,905
	Japan Post Holdings Co. Ltd.	5,615,436	69,677
^	Yahoo Japan Corp.	16,078,745	68,869
	NH Foods Ltd.	2,398,669	68,369
	Concordia Financial Group Ltd.	14,735,296	67,779
	Alps Electric Co. Ltd.	2,300,210	67,609
	Shimizu Corp.	6,982,958	66,966
	Kikkoman Corp.	2,175,227	66,944
	TOTO Ltd.	1,754,650	66,944
	Ryohin Keikaku Co. Ltd.	292,219	65,895
	Tosoh Corp.	6,948,557	65,307
	Toppan Printing Co. Ltd.	6,417,732	64,606
*,^	Sharp Corp.	17,733,871	64,313
	Japan Post Bank Co. Ltd.	5,101,596	63,541
	Tobu Railway Co. Ltd.	12,492,499	63,359
	M3 Inc.	2,466,528	63,055
	Santen Pharmaceutical Co. Ltd.	4,441,186	62,491
	MISUMI Group Inc.	3,295,342	62,430
	Trend Micro Inc.	1,408,535	61,974
	Nikon Corp.	4,318,974	61,655
	Kyushu Electric Power Co. Inc.	5,694,916	61,430
	Kyushu Railway Co.	1,951,933	61,218
	Brother Industries Ltd.	2,905,128	59,775
	Seibu Holdings Inc.	3,383,339	59,107
	Mitsui Chemicals Inc.	11,158,862	57,097
	Yamaha Corp.	2,046,775	56,770
	Keio Corp.	7,080,349	56,703
	Lion Corp.	3,113,841	56,267
	Shimadzu Corp.	3,312,789	56,237
	FamilyMart UNY Holdings Co. Ltd.	994,287	56,204
	Mitsubishi Tanabe Pharma Corp.	2,753,852	55,939
	Shizuoka Bank Ltd.	6,516,314	55,002
	Kyowa Hakko Kirin Co. Ltd.	3,165,728	54,390
	Chiba Bank Ltd.	8,104,099	54,290
	Kawasaki Heavy Industries Ltd.	17,918,192	54,249
	Stanley Electric Co. Ltd.	1,850,241	54,179

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Hoshizaki Corp.	648,553	54,111
* IHI Corp.	15,901,246	53,848
Nissan Chemical Industries Ltd.	1,731,272	53,696
Hirose Electric Co. Ltd.	397,616	53,440
Disco Corp.	335,689	53,099
Oji Holdings Corp.	10,906,780	52,789
Kansai Paint Co. Ltd.	2,382,497	52,740
Don Quijote Holdings Co. Ltd.	1,444,726	52,637
Yaskawa Electric Corp.	2,745,462	52,477
Aozora Bank Ltd.	14,251,771	51,929
Nagoya Railroad Co. Ltd.	11,174,171	51,333
NGK Spark Plug Co. Ltd.	2,343,710	50,829
Nisshin Seifun Group Inc.	3,271,811	50,270
Nippon Express Co. Ltd.	9,059,569	49,732
Mebuki Financial Group Inc.	12,630,862	49,561
Konica Minolta Inc.	5,578,326	49,383
Mitsubishi Motors Corp.	7,695,786	49,288
Mitsubishi Gas Chemical Co. Inc.	2,303,365	49,253
Taiheiyo Cement Corp.	14,777,173	49,107
Nissin Foods Holdings Co. Ltd.	853,306	48,862
Sumitomo Heavy Industries Ltd.	6,934,621	48,376
Konami Holdings Corp.	1,161,393	48,346
Isetan Mitsukoshi Holdings Ltd.	4,412,994	48,222
Amada Holdings Co. Ltd.	4,027,429	47,883
Hamamatsu Photonics KK	1,616,218	47,527
USS Co. Ltd.	2,666,744	47,177
Electric Power Development Co. Ltd.	2,033,347	47,170
Nomura Research Institute Ltd.	1,350,972	47,042
Start Today Co. Ltd.	2,185,934	46,644
JGC Corp.	2,667,172	46,574
Yamada Denki Co. Ltd.	8,834,833	46,397
Taisho Pharmaceutical Holdings Co. Ltd.	563,697	46,381
Yokogawa Electric Corp.	2,994,856	46,286
Sumco Corp.	2,639,754	46,211
Mitsubishi Materials Corp.	1,537,887	45,793
Hisamitsu Pharmaceutical Co. Inc.	884,097	45,261
Suruga Bank Ltd.	2,135,646	44,649
Obic Co. Ltd.	824,376	44,537
Tsuruha Holdings Inc.	439,520	44,491
JTEKT Corp.	2,790,402	44,016
J Front Retailing Co. Ltd.	3,045,444	43,900
Coca-Cola Bottlers Japan Inc.	1,470,957	43,860
ANA Holdings Inc.	14,370,875	43,289
Teijin Ltd.	2,216,814	42,952
Mitsui OSK Lines Ltd.	13,902,750	42,565
Daicel Corp.	3,666,089	42,085
JSR Corp.	2,297,880	41,995
Toyo Suisan Kaisha Ltd.	1,117,837	41,983
Hino Motors Ltd.	3,329,720	41,779
Hulic Co. Ltd.	4,371,340	41,225
Keisei Electric Railway Co. Ltd.	1,730,412	41,182
Pigeon Corp.	1,328,199	41,182
Fukuoka Financial Group Inc.	8,964,054	40,893
Nabtesco Corp.	1,433,483	40,640
Toho Co. Ltd. (Tokyo Shares 9602)	1,407,926	40,412
Alfresa Holdings Corp.	2,236,579	40,387
* Nippon Yusen KK	20,038,540	40,289
Kobayashi Pharmaceutical Co. Ltd.	765,158	40,139
Advantest Corp.	2,138,209	39,956
Toho Gas Co. Ltd.	5,562,232	39,759
Sumitomo Rubber Industries Ltd.	2,206,064	39,706
Lawson Inc.	597,097	39,617
Idemitsu Kosan Co. Ltd.	1,237,736	39,573
Temp Holdings Co. Ltd.	2,093,451	39,395

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

		Market
		Value
	Shares	($000)
Chugoku Electric Power Co. Inc.	3,592,118	39,159
Sojitz Corp.	15,386,780	39,118
Asics Corp.	2,189,758	38,756
Haseko Corp.	3,391,436	38,712
Shinsei Bank Ltd.	20,693,708	38,636
Fuji Electric Co. Ltd.	7,032,785	38,549
Rinnai Corp.	461,434	38,372
Keihan Holdings Co. Ltd.	6,083,199	38,270
Casio Computer Co. Ltd.	2,666,298	37,577
Ebara Corp.	1,217,665	37,095
CyberAgent Inc.	1,189,862	36,969
Sohgo Security Services Co. Ltd.	842,098	36,765
Shimamura Co. Ltd.	267,951	36,672
Mabuchi Motor Co. Ltd.	647,399	36,546
Marui Group Co. Ltd.	2,665,633	36,507
Hitachi Chemical Co. Ltd.	1,273,640	36,476
Kurita Water Industries Ltd.	1,408,526	36,372
Air Water Inc.	1,871,819	36,053
THK Co. Ltd.	1,396,065	36,009
Credit Saison Co. Ltd.	1,973,586	35,962
Hakuhodo DY Holdings Inc.	2,943,303	35,876
Bank of Kyoto Ltd.	4,525,467	35,840
Sony Financial Holdings Inc.	2,140,446	35,601
SCREEN Holdings Co. Ltd.	488,561	35,487
DIC Corp.	993,505	35,366
Kewpie Corp.	1,385,418	35,252
Tokyo Tatemono Co. Ltd.	2,576,807	35,204
Tokyu Fudosan Holdings Corp.	6,379,053	34,838
Kose Corp.	358,783	34,086
Otsuka Corp.	632,418	33,876
Ezaki Glico Co. Ltd.	642,508	33,859
Nichirei Corp.	1,356,413	33,765
Hitachi Metals Ltd.	2,400,631	33,619
Nippon Shinyaku Co. Ltd.	631,832	33,600
Takashimaya Co. Ltd.	3,643,586	33,550
Yamazaki Baking Co. Ltd.	1,576,582	33,276
Suzuken Co. Ltd.	1,003,531	33,208
NOK Corp.	1,391,888	33,176
Toyo Seikan Group Holdings Ltd.	1,977,913	33,172
Sega Sammy Holdings Inc.	2,458,211	33,005
Nankai Electric Railway Co. Ltd.	6,701,227	32,956
Park24 Co. Ltd.	1,266,916	32,689
SBI Holdings Inc.	2,354,449	32,661
MediPal Holdings Corp.	1,967,341	32,595
* Kobe Steel Ltd.	3,667,620	32,583
Hitachi Construction Machinery Co. Ltd.	1,256,712	32,398
Sumitomo Dainippon Pharma Co. Ltd.	1,961,490	32,214
Nippon Electric Glass Co. Ltd.	5,174,588	32,095
Calbee Inc.	916,370	32,038
Chugoku Bank Ltd.	2,140,945	31,806
Hitachi High-Technologies Corp.	789,026	31,497
Hiroshima Bank Ltd.	7,283,174	31,441
Yamaguchi Financial Group Inc.	2,805,419	31,083
Furukawa Electric Co. Ltd.	751,074	30,405
Ube Industries Ltd.	12,949,461	30,104
Showa Denko KK	1,559,013	29,777
Miraca Holdings Inc.	645,746	29,773
Kyushu Financial Group Inc.	4,768,784	29,734
Hachijuni Bank Ltd.	5,024,762	29,673
*,^ PeptiDream Inc.	486,970	29,154
Daifuku Co. Ltd.	1,150,802	29,090
Sundrug Co. Ltd.	827,914	29,036
Gunma Bank Ltd.	5,379,203	28,855
Nippon Kayaku Co. Ltd.	2,091,384	28,574

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Nexon Co. Ltd.	1,660,797	28,266
	Kaneka Corp.	3,582,168	28,245
	Mitsubishi UFJ Lease & Finance Co. Ltd.	5,401,320	28,227
	Denka Co. Ltd.	5,451,642	28,089
	Square Enix Holdings Co. Ltd.	972,488	28,000
	Ulvac Inc.	596,100	27,986
	Iida Group Holdings Co. Ltd.	1,749,955	27,869
	DeNA Co. Ltd.	1,297,354	27,812
	Seven Bank Ltd.	8,229,287	27,639
	AEON Financial Service Co. Ltd.	1,435,915	27,595
	Horiba Ltd.	467,063	27,536
	Hikari Tsushin Inc.	282,874	27,168
	Azbil Corp.	800,123	26,940
	Asahi Intecc Co. Ltd.	603,815	26,843
	Tsumura & Co.	825,016	26,737
	NTN Corp.	5,231,626	26,667
*,^	Kawasaki Kisen Kaisha Ltd.	10,141,949	26,667
	Nihon M&A Center Inc.	780,114	26,643
	Nippon Shokubai Co. Ltd.	392,883	26,392
	Kaken Pharmaceutical Co. Ltd.	444,124	26,378
	Kagome Co. Ltd.	966,439	26,332
	Benesse Holdings Inc.	867,356	26,174
	COMSYS Holdings Corp.	1,363,168	25,931
	Nifco Inc.	516,841	25,809
^	Ito En Ltd.	703,420	25,507
	Yokohama Rubber Co. Ltd.	1,288,797	25,306
	TIS Inc.	998,094	25,158
	Nomura Real Estate Holdings Inc.	1,483,563	25,093
	Fujikura Ltd.	3,337,245	25,089
	Sanwa Holdings Corp.	2,480,960	25,008
^	Aeon Mall Co. Ltd.	1,466,677	24,943
	Sumitomo Forestry Co. Ltd.	1,613,752	24,708
	Toyoda Gosei Co. Ltd.	927,721	24,655
	Hokuhoku Financial Group Inc.	1,565,131	24,584
	Izumi Co. Ltd.	488,025	24,408
	Kinden Corp.	1,612,797	24,400
	Kakaku.com Inc.	1,690,689	24,399
	Oracle Corp. Japan	418,859	24,132
	Iyo Bank Ltd.	3,387,108	24,059
	Kamigumi Co. Ltd.	2,642,974	24,017
	Matsumotokiyoshi Holdings Co. Ltd.	477,393	23,943
	Daido Steel Co. Ltd.	4,256,457	23,701
	Takara Holdings Inc.	2,208,325	23,671
	Glory Ltd.	701,128	23,543
	Morinaga & Co. Ltd.	491,500	23,226
	Showa Shell Sekiyu KK	2,389,296	23,075
	MonotaRO Co. Ltd.	706,099	22,981
	Mitsui Mining & Smelting Co. Ltd.	6,774,795	22,859
	Citizen Watch Co. Ltd.	3,430,476	22,759
	Shikoku Electric Power Co. Inc.	1,891,412	22,725
	NHK Spring Co. Ltd.	2,024,569	22,616
	Sotetsu Holdings Inc.	4,848,185	22,542
	Rohto Pharmaceutical Co. Ltd.	1,204,317	22,485
	Sankyo Co. Ltd.	642,543	22,409
	GS Yuasa Corp.	4,831,179	22,384
	Sugi Holdings Co. Ltd.	451,638	22,381
	Topcon Corp.	1,266,512	22,377
	Nippon Paper Industries Co. Ltd.	1,178,929	22,289
	Sapporo Holdings Ltd.	796,110	22,276
	Ibiden Co. Ltd.	1,263,135	22,234
	Daiichikosho Co. Ltd.	511,704	22,209
	Zenkoku Hosho Co. Ltd.	611,417	22,118
	Nipro Corp.	1,450,389	22,007
	Skylark Co. Ltd.	1,451,464	21,952

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Sawai Pharmaceutical Co. Ltd.	400,365	21,878
	Cosmos Pharmaceutical Corp.	107,974	21,847
	Maruichi Steel Tube Ltd.	767,565	21,766
	Mitsubishi Logistics Corp.	1,668,493	21,586
*	Acom Co. Ltd.	4,859,430	21,585
	Toyo Tire & Rubber Co. Ltd.	1,222,913	21,511
	SCSK Corp.	530,293	21,348
	Pola Orbis Holdings Inc.	913,744	21,101
	Seino Holdings Co. Ltd.	1,820,802	21,088
	Nihon Kohden Corp.	926,189	20,975
	Aoyama Trading Co. Ltd.	586,191	20,944
	Relo Group Inc.	1,275,920	20,935
	Taiyo Nippon Sanso Corp.	1,748,319	20,900
	Zeon Corp.	1,816,539	20,683
	Dowa Holdings Co. Ltd.	2,770,994	20,629
	Miura Co. Ltd.	1,212,882	20,323
	Nishi-Nippon Railroad Co. Ltd.	4,804,326	20,323
	House Foods Group Inc.	912,016	20,302
	DMG Mori Co. Ltd.	1,228,778	20,290
*	Tokuyama Corp.	4,107,000	20,219
	Nagase & Co. Ltd.	1,388,100	20,129
	Sumitomo Osaka Cement Co. Ltd.	4,633,450	20,110
	Tokyo Century Corp.	582,687	20,084
^	Japan Airport Terminal Co. Ltd.	578,085	20,080
	Welcia Holdings Co. Ltd.	621,768	20,007
	NOF Corp.	1,749,000	19,708
	77 Bank Ltd.	4,509,507	19,504
	Japan Post Insurance Co. Ltd.	853,348	19,456
^	Hokuriku Electric Power Co.	2,101,826	19,426
	Toyobo Co. Ltd.	10,943,385	19,358
	Sankyu Inc.	3,047,000	19,351
	K's Holdings Corp.	1,004,287	19,319
	Zensho Holdings Co. Ltd.	1,122,212	19,209
	Wacoal Holdings Corp.	1,514,323	19,197
	Morinaga Milk Industry Co. Ltd.	2,416,000	19,099
	OKUMA Corp.	1,818,612	19,075
	Amano Corp.	886,100	18,925
	Bic Camera Inc.	1,864,805	18,560
	Aica Kogyo Co. Ltd.	650,300	18,535
^	OSG Corp.	898,666	18,514
	Ushio Inc.	1,473,385	18,513
	H2O Retailing Corp.	1,086,526	18,442
	Toagosei Co. Ltd.	1,552,200	18,236
	Nishi-Nippon Financial Holdings Inc.	1,910,308	18,216
	ADEKA Corp.	1,223,000	18,052
	Tadano Ltd.	1,394,648	18,017
	Tsubakimoto Chain Co.	2,042,332	17,954
	TS Tech Co. Ltd.	666,763	17,516
	Penta-Ocean Construction Co. Ltd.	3,457,400	17,516
	Toda Corp.	2,825,145	17,440
	ABC-Mart Inc.	311,300	17,305
	Japan Airlines Co. Ltd.	536,505	16,944
	Taiyo Yuden Co. Ltd.	1,385,016	16,906
*	Ain Holdings Inc.	243,746	16,886
	Leopalace21 Corp.	3,162,762	16,811
	Kyowa Exeo Corp.	1,105,000	16,695
	Heiwa Corp.	645,425	16,634
	Shiga Bank Ltd.	3,182,656	16,632
	Itochu Techno-Solutions Corp.	570,155	16,600
	TechnoPro Holdings Inc.	423,100	16,546
	Nisshinbo Holdings Inc.	1,601,763	16,373
	Nishimatsu Construction Co. Ltd.	3,214,000	16,348
	Daishi Bank Ltd.	4,039,357	16,217
	Hanwa Co. Ltd.	2,271,000	16,102

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Nippon Suisan Kaisha Ltd.	3,308,300	15,971
	Hazama Ando Corp.	2,241,000	15,960
*,^	LINE Corp.	460,799	15,899
	Toyota Boshoku Corp.	748,707	15,842
	Hokkaido Electric Power Co. Inc.	2,176,699	15,801
	Rengo Co. Ltd.	2,584,898	15,631
	Tokyo Ohka Kogyo Co. Ltd.	479,500	15,544
	Nihon Parkerizing Co. Ltd.	1,209,700	15,528
	Megmilk Snow Brand Co. Ltd.	519,755	15,511
	Oki Electric Industry Co. Ltd.	1,027,800	15,358
	Awa Bank Ltd.	2,324,181	15,352
	Itoham Yonekyu Holdings Inc.	1,651,400	15,263
	Nippon Light Metal Holdings Co. Ltd.	6,711,900	14,996
	San-In Godo Bank Ltd.	1,839,899	14,981
	Mitsubishi Pencil Co. Ltd.	270,000	14,969
	Iwatani Corp.	2,536,000	14,953
	Pilot Corp.	365,475	14,858
	Okumura Corp.	2,374,000	14,672
	Maeda Corp.	1,591,000	14,631
	Fujitsu General Ltd.	689,470	14,624
	Tokai Tokyo Financial Holdings Inc.	2,875,837	14,558
	Tokyo Seimitsu Co. Ltd.	468,000	14,516
	Sangetsu Corp.	822,100	14,506
^	Nippon Gas Co. Ltd.	503,000	14,455
	Nichias Corp.	1,400,000	14,291
	Toho Holdings Co. Ltd.	656,200	14,266
	Ogaki Kyoritsu Bank Ltd.	4,828,000	14,097
	Mitsui Engineering & Shipbuilding Co. Ltd.	9,128,876	14,014
	FP Corp.	293,921	13,996
	Resorttrust Inc.	810,786	13,956
	Ship Healthcare Holdings Inc.	518,200	13,946
	Ariake Japan Co. Ltd.	219,415	13,900
	Juroku Bank Ltd.	4,363,129	13,863
	Kyudenko Corp.	483,639	13,859
	Senshu Ikeda Holdings Inc.	3,285,362	13,854
^	Kenedix Inc.	3,000,600	13,844
	Shimachu Co. Ltd.	596,831	13,801
	Meitec Corp.	316,200	13,667
	Lintec Corp.	619,154	13,652
	Kokuyo Co. Ltd.	1,048,200	13,612
	Hitachi Kokusai Electric Inc.	605,500	13,580
	Topre Corp.	508,600	13,558
	Sanrio Co. Ltd.	736,953	13,465
	Maeda Road Construction Co. Ltd.	726,084	13,389
	Anritsu Corp.	1,653,013	13,370
	North Pacific Bank Ltd.	3,503,115	13,359
	SHO-BOND Holdings Co. Ltd.	289,500	13,248
	Jafco Co. Ltd.	371,067	13,217
	Nikkon Holdings Co. Ltd.	631,542	13,205
	Shochiku Co. Ltd.	1,146,570	13,076
	Fuji Oil Holdings Inc.	556,400	13,055
	Yoshinoya Holdings Co. Ltd.	797,400	13,024
	Hitachi Capital Corp.	530,905	13,000
	Kandenko Co. Ltd.	1,302,461	12,947
	Cosmo Energy Holdings Co. Ltd.	817,160	12,943
	Chiyoda Corp.	1,937,985	12,885
	Sumitomo Bakelite Co. Ltd.	1,982,000	12,737
	Fuji Seal International Inc.	534,100	12,704
	Orient Corp.	7,082,215	12,641
	Nippo Corp.	653,188	12,584
	Mochida Pharmaceutical Co. Ltd.	166,660	12,576
	Sakata Seed Corp.	396,000	12,487
	Fuji Machine Manufacturing Co. Ltd.	980,600	12,453
	Keiyo Bank Ltd.	2,850,549	12,417

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Kiyo Bank Ltd.	788,900	12,324
	Maruha Nichiro Corp.	428,800	12,265
	Japan Steel Works Ltd.	763,828	12,263
	Duskin Co. Ltd.	545,000	12,225
	Koei Tecmo Holdings Co. Ltd.	603,103	12,223
	Takasago Thermal Engineering Co. Ltd.	789,300	12,211
	NTT Urban Development Corp.	1,350,532	12,189
^	Shima Seiki Manufacturing Ltd.	335,800	12,175
	Capcom Co. Ltd.	564,093	12,167
	KYORIN Holdings Inc.	578,061	12,110
	Nachi-Fujikoshi Corp.	2,249,000	11,992
	Autobacs Seven Co. Ltd.	788,244	11,931
	KYB Corp.	2,413,228	11,920
	Hokuetsu Kishu Paper Co. Ltd.	1,701,100	11,862
	Hitachi Zosen Corp.	2,037,376	11,832
	Nihon Unisys Ltd.	843,100	11,820
	Kumagai Gumi Co. Ltd.	4,334,000	11,660
	Musashino Bank Ltd.	399,320	11,619
^	Fukuyama Transporting Co. Ltd.	1,909,988	11,612
^	Colowide Co. Ltd.	707,100	11,610
	Toyo Ink SC Holdings Co. Ltd.	2,357,000	11,590
	Canon Marketing Japan Inc.	548,402	11,557
^	Daio Paper Corp.	909,200	11,527
	Hitachi Transport System Ltd.	540,266	11,482
	Ryosan Co. Ltd.	350,400	11,465
	Tokai Rika Co. Ltd.	613,629	11,424
^	Ai Holdings Corp.	462,271	11,368
	Hokkoku Bank Ltd.	3,023,198	11,341
	Fujitec Co. Ltd.	955,700	11,326
	Nanto Bank Ltd.	299,080	11,318
	Okasan Securities Group Inc.	1,922,321	11,209
	PALTAC Corp.	378,600	11,175
	Nippon Seiki Co. Ltd.	534,000	11,129
	TPR Co. Ltd.	329,300	11,110
	Valor Holdings Co. Ltd.	464,200	11,097
	cocokara fine Inc.	233,500	11,040
	Inaba Denki Sangyo Co. Ltd.	302,700	11,008
	Yamato Kogyo Co. Ltd.	437,711	10,948
	Central Glass Co. Ltd.	2,512,000	10,853
	Mandom Corp.	228,300	10,837
^	Nissha Printing Co. Ltd.	435,532	10,836
	GungHo Online Entertainment Inc.	4,814,543	10,802
	Onward Holdings Co. Ltd.	1,452,951	10,797
	Matsui Securities Co. Ltd.	1,324,188	10,794
*,^	Aiful Corp.	3,578,252	10,791
	Nichiha Corp.	343,000	10,760
	Tokyo Dome Corp.	1,158,400	10,711
	Trusco Nakayama Corp.	467,700	10,681
	Kissei Pharmaceutical Co. Ltd.	407,167	10,625
	Fuyo General Lease Co. Ltd.	226,600	10,579
	Kanematsu Corp.	5,085,000	10,361
	Tokai Carbon Co. Ltd.	2,365,000	10,354
	Yaoko Co. Ltd.	266,400	10,330
	Daiseki Co. Ltd.	462,600	10,316
	Hyakujushi Bank Ltd.	3,097,339	10,262
	Tomy Co. Ltd.	1,027,500	10,230
	San-A Co. Ltd.	223,900	10,172
	Kuroda Electric Co. Ltd.	487,600	10,172
	Joyful Honda Co. Ltd.	306,732	10,148
	Sumitomo Mitsui Construction Co. Ltd.	9,349,900	10,139
	Asatsu-DK Inc.	389,800	10,116
^	PanaHome Corp.	907,176	10,079
	Makino Milling Machine Co. Ltd.	1,130,000	10,067
*,^	Japan Display Inc.	4,445,703	10,050

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Hyakugo Bank Ltd.	2,472,229	9,986
^	JINS Inc.	185,500	9,983
	United Arrows Ltd.	321,812	9,971
	Nitto Boseki Co. Ltd.	1,964,000	9,924
	Paramount Bed Holdings Co. Ltd.	235,900	9,902
^	HIS Co. Ltd.	414,241	9,872
	Earth Chemical Co. Ltd.	181,363	9,828
	Totetsu Kogyo Co. Ltd.	339,600	9,817
^	TOKAI Holdings Corp.	1,272,800	9,800
	DCM Holdings Co. Ltd.	1,120,608	9,756
	Okamoto Industries Inc.	899,000	9,746
	Bank of Okinawa Ltd.	252,780	9,743
	Hitachi Maxell Ltd.	492,700	9,736
	Unipres Corp.	457,500	9,692
	Exedy Corp.	352,867	9,634
	MOS Food Services Inc.	306,200	9,598
	Takuma Co. Ltd.	918,800	9,542
	Okinawa Electric Power Co. Inc.	390,375	9,524
^	EDION Corp.	970,200	9,458
	NET One Systems Co. Ltd.	1,035,200	9,445
	Nippon Flour Mills Co. Ltd.	627,800	9,418
	Gree Inc.	1,164,570	9,338
	Arcs Co. Ltd.	432,042	9,254
	Kanamoto Co. Ltd.	341,300	9,254
	Open House Co. Ltd.	375,242	9,205
	Takara Standard Co. Ltd.	553,200	9,180
	TOMONY Holdings Inc.	1,725,000	9,168
	Nomura Co. Ltd.	478,200	9,147
	Hogy Medical Co. Ltd.	142,300	9,139
	Nippon Soda Co. Ltd.	1,676,000	9,082
	Taiyo Holdings Co. Ltd.	202,600	9,057
	Saizeriya Co. Ltd.	321,300	9,023
	NS Solutions Corp.	410,075	8,985
	Meidensha Corp.	2,451,000	8,961
	Siix Corp.	223,500	8,914
	Yodogawa Steel Works Ltd.	341,000	8,833
^	GMO Payment Gateway Inc.	196,797	8,828
	Tokyo TY Financial Group Inc.	302,924	8,815
	GMO Internet Inc.	738,600	8,767
^	Kyoritsu Maintenance Co. Ltd.	299,860	8,762
	Tokyo Steel Manufacturing Co. Ltd.	1,164,200	8,675
	Yamanashi Chuo Bank Ltd.	1,960,000	8,657
	Daikyonishikawa Corp.	679,100	8,633
	CKD Corp.	686,600	8,598
*	Kusuri no Aoki Holdings Co. Ltd.	198,888	8,592
	Adastria Co. Ltd.	345,297	8,576
	Sumitomo Warehouse Co. Ltd.	1,411,000	8,562
	Okamura Corp.	963,100	8,528
	Taikisha Ltd.	341,500	8,512
	Japan Petroleum Exploration Co. Ltd.	389,169	8,509
	Kureha Corp.	190,700	8,453
	Digital Garage Inc.	398,623	8,438
	Shinmaywa Industries Ltd.	998,000	8,411
*	Nippon Sheet Glass Co. Ltd.	1,073,441	8,351
	Nisshin Oillio Group Ltd.	1,410,000	8,344
	Komeri Co. Ltd.	339,831	8,343
	Prima Meat Packers Ltd.	1,810,000	8,341
	Gunze Ltd.	2,054,000	8,307
	Nippon Densetsu Kogyo Co. Ltd.	418,600	8,274
	Toho Bank Ltd.	2,247,624	8,252
	UACJ Corp.	3,110,006	8,252
	Keihin Corp.	522,700	8,225
	SMS Co. Ltd.	308,800	8,219
	Seiren Co. Ltd.	551,600	8,192

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Noritz Corp.	420,900	8,186
	FCC Co. Ltd.	427,900	8,170
	Nissan Shatai Co. Ltd.	858,714	8,085
	Nichi-iko Pharmaceutical Co. Ltd.	518,200	8,044
^	Yamagata Bank Ltd.	1,788,000	8,010
^	Nissin Kogyo Co. Ltd.	465,400	8,003
^	Japan Aviation Electronics Industry Ltd.	580,745	7,944
	Eizo Corp.	240,100	7,939
	IBJ Leasing Co. Ltd.	364,900	7,936
	Futaba Corp.	441,200	7,925
	Tokyo Broadcasting System Holdings Inc.	445,239	7,903
*,^	euglena Co. Ltd.	759,700	7,899
	Toshiba TEC Corp.	1,506,748	7,892
	Starts Corp. Inc.	355,985	7,884
^	V Technology Co. Ltd.	51,300	7,872
	Hosiden Corp.	712,600	7,850
	Senko Group Holdings Co. Ltd.	1,200,400	7,817
	Mitsuba Corp.	412,600	7,816
	Aomori Bank Ltd.	2,237,000	7,790
	Furukawa Co. Ltd.	4,034,000	7,786
	Bank of Iwate Ltd.	190,300	7,781
	NSD Co. Ltd.	476,320	7,764
	ZERIA Pharmaceutical Co. Ltd.	516,100	7,756
	Showa Sangyo Co. Ltd.	1,445,000	7,733
	Ci:z Holdings Co. Ltd.	261,800	7,689
	Kitz Corp.	1,097,200	7,683
	Nikkiso Co. Ltd.	751,800	7,677
	Heiwado Co. Ltd.	357,500	7,665
	Nippon Steel & Sumikin Bussan Corp.	186,248	7,665
	Daikyo Inc.	3,670,481	7,644
	Noevir Holdings Co. Ltd.	185,000	7,627
	Kadokawa Dwango Corp.	550,147	7,608
	J Trust Co. Ltd.	979,600	7,607
	Daihen Corp.	1,198,000	7,606
	Komori Corp.	574,900	7,598
	SKY Perfect JSAT Holdings Inc.	1,655,661	7,593
^	Zojirushi Corp.	555,800	7,552
^	Bank of Nagoya Ltd.	205,700	7,552
	Sanyo Special Steel Co. Ltd.	1,369,000	7,532
^	Fancl Corp.	447,000	7,519
	Toshiba Plant Systems & Services Corp.	462,000	7,517
	TSI Holdings Co. Ltd.	1,121,000	7,487
^	Iriso Electronics Co. Ltd.	118,057	7,471
	Daiwabo Holdings Co. Ltd.	2,124,000	7,470
	Takara Bio Inc.	543,200	7,466
	Mirait Holdings Corp.	717,000	7,452
	Transcosmos Inc.	310,400	7,452
^	Japan Lifeline Co. Ltd.	370,614	7,439
	Tokyu Construction Co. Ltd.	911,632	7,436
	Kameda Seika Co. Ltd.	163,151	7,418
^	Nippon Signal Company Ltd.	773,600	7,415
	Alpine Electronics Inc.	505,700	7,359
	Toei Co. Ltd.	843,000	7,302
	Doutor Nichires Holdings Co. Ltd.	341,300	7,237
^	ASKUL Corp.	248,231	7,230
	Yamazen Corp.	762,000	7,222
	Takeuchi Manufacturing Co. Ltd.	404,100	7,186
	Aeon Delight Co. Ltd.	235,200	7,177
	Toho Zinc Co. Ltd.	1,620,000	7,162
	Pacific Industrial Co. Ltd.	509,300	7,161
^	Ichigo Inc.	2,458,384	7,148
	Sakata INX Corp.	504,100	7,120
	Seikagaku Corp.	445,400	7,110
	Chiyoda Co. Ltd.	284,800	7,106

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	TOC Co. Ltd.	779,000	7,093
	Fuso Chemical Co. Ltd.	225,272	7,040
*	Token Corp.	88,550	7,010
	Heiwa Real Estate Co. Ltd.	438,300	6,990
	Nichicon Corp.	732,100	6,963
	Ryobi Ltd.	1,578,000	6,943
	Asahi Holdings Inc.	371,700	6,933
	Seiko Holdings Corp.	1,659,000	6,911
	Fuji Soft Inc.	260,600	6,880
	Descente Ltd.	563,400	6,834
	Shikoku Bank Ltd.	2,371,000	6,830
^	Oita Bank Ltd.	1,762,000	6,819
	Nisshin Steel Co. Ltd.	557,515	6,809
	Morita Holdings Corp.	464,200	6,786
^	Royal Holdings Co. Ltd.	346,000	6,783
	Nissin Electric Co. Ltd.	570,500	6,744
	Star Micronics Co. Ltd.	402,200	6,735
	Infomart Corp.	1,121,600	6,734
	Nagaileben Co. Ltd.	291,800	6,725
^	Atom Corp.	1,031,147	6,706
	Kintetsu World Express Inc.	431,600	6,691
	United Super Markets Holdings Inc.	686,860	6,681
	Chudenko Corp.	302,400	6,635
^	Wacom Co. Ltd.	1,775,700	6,582
	Piolax Inc.	286,000	6,577
	Max Co. Ltd.	449,000	6,569
	As One Corp.	148,300	6,566
	Saibu Gas Co. Ltd.	2,832,789	6,534
^	Marusan Securities Co. Ltd.	830,900	6,534
	Aichi Bank Ltd.	117,600	6,493
	Round One Corp.	758,500	6,478
	Nishimatsuya Chain Co. Ltd.	610,100	6,473
	Sumitomo Real Estate Sales Co. Ltd.	200,494	6,464
	Nitta Corp.	227,500	6,431
	Japan Wool Textile Co. Ltd.	812,600	6,373
	Shibuya Corp.	239,100	6,362
	Ichibanya Co. Ltd.	197,200	6,361
	Nippon Chemi-Con Corp.	1,872,000	6,352
	Obara Group Inc.	138,900	6,344
	Fukui Bank Ltd.	2,570,000	6,318
	Tachi-S Co. Ltd.	327,800	6,291
	Sanyo Chemical Industries Ltd.	140,200	6,287
	Kohnan Shoji Co. Ltd.	325,500	6,281
	Hokuetsu Bank Ltd.	256,000	6,276
	Axial Retailing Inc.	163,771	6,271
	Jaccs Co. Ltd.	1,460,000	6,266
	Toridoll Holdings Corp.	258,200	6,217
	Create SD Holdings Co. Ltd.	263,600	6,192
^	Kumiai Chemical Industry Co. Ltd.	1,072,896	6,191
^	Kotobuki Spirits Co. Ltd.	229,800	6,190
	Mani Inc.	239,000	6,183
^	Musashi Seimitsu Industry Co. Ltd.	251,500	6,178
	DTS Corp.	235,300	6,177
	Akita Bank Ltd.	1,941,000	6,170
^	Financial Products Group Co. Ltd.	708,988	6,158
*	Pioneer Corp.	3,403,700	6,144
*,^	Pacific Metals Co. Ltd.	1,891,000	6,142
	Internet Initiative Japan Inc.	335,300	6,133
	KOMEDA Holdings Co. Ltd.	355,300	6,127
	Sato Holdings Corp.	266,900	6,099
	Oiles Corp.	335,280	6,093
	Kato Sangyo Co. Ltd.	248,400	6,092
	Inabata & Co. Ltd.	492,600	6,087
	Gurunavi Inc.	303,200	6,083

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Kisoji Co. Ltd.	259,100	6,070
^	Unizo Holdings Co. Ltd.	237,300	6,055
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	885,000	6,045
	Shinko Electric Industries Co. Ltd.	844,289	6,040
	Wakita & Co. Ltd.	523,200	6,033
	Sanken Electric Co. Ltd.	1,309,000	6,020
	Life Corp.	224,500	5,973
	Marudai Food Co. Ltd.	1,298,000	5,942
	Aida Engineering Ltd.	678,700	5,909
	Takasago International Corp.	175,491	5,844
	Plenus Co. Ltd.	277,800	5,816
	Miyazaki Bank Ltd.	1,889,000	5,804
*	Lasertec Corp.	444,962	5,797
	Macnica Fuji Electronics Holdings Inc.	407,137	5,782
	Benefit One Inc.	189,000	5,776
	Monex Group Inc.	2,301,400	5,763
	Toshiba Machine Co. Ltd.	1,375,000	5,713
	NEC Networks & System Integration Corp.	273,100	5,709
	Topy Industries Ltd.	209,500	5,707
	Mizuno Corp.	1,098,000	5,677
	kabu. com Securities Co. Ltd.	1,787,500	5,648
	Futaba Industrial Co. Ltd.	674,500	5,637
	Fujicco Co. Ltd.	245,800	5,625
	Nojima Corp.	376,571	5,618
	Raito Kogyo Co. Ltd.	561,800	5,584
	Avex Group Holdings Inc.	378,700	5,570
^	Megachips Corp.	210,900	5,559
	Nishio Rent All Co. Ltd.	183,600	5,553
	Sekisui Jushi Corp.	314,700	5,550
	Fujimori Kogyo Co. Ltd.	177,000	5,544
^	Doshisha Co. Ltd.	274,200	5,544
	Milbon Co. Ltd.	114,614	5,543
	Kyokuto Kaihatsu Kogyo Co. Ltd.	335,800	5,543
	Ricoh Leasing Co. Ltd.	169,900	5,504
	Bank of the Ryukyus Ltd.	398,700	5,498
	Kurabo Industries Ltd.	2,458,000	5,488
	Outsourcing Inc.	142,900	5,482
	Goldwin Inc.	104,200	5,466
	Japan Securities Finance Co. Ltd.	1,037,100	5,457
	AOKI Holdings Inc.	440,800	5,445
	BML Inc.	249,400	5,444
	VT Holdings Co. Ltd.	1,069,600	5,442
^	COLOPL Inc.	586,969	5,420
	San-Ai Oil Co. Ltd.	636,300	5,405
	Shikoku Chemicals Corp.	472,000	5,402
	Towa Pharmaceutical Co. Ltd.	108,000	5,390
	Tochigi Bank Ltd.	1,121,300	5,355
^	Dip Corp.	240,900	5,323
	Yondoshi Holdings Inc.	223,300	5,314
	Yuasa Trading Co. Ltd.	182,900	5,294
	Konoike Transport Co. Ltd.	389,200	5,291
	Relia Inc.	533,300	5,272
	Mitsubishi Shokuhin Co. Ltd.	164,694	5,267
	TV Asahi Holdings Corp.	284,629	5,267
	Hiday Hidaka Corp.	248,731	5,253
	Aichi Steel Corp.	134,300	5,251
	Koa Corp.	309,400	5,244
	Toppan Forms Co. Ltd.	519,536	5,243
	Modec Inc.	247,500	5,210
	Ringer Hut Co. Ltd.	253,900	5,204
	Chofu Seisakusho Co. Ltd.	217,300	5,199
^	Fuji Kyuko Co. Ltd.	566,076	5,182
	Dexerials Corp.	576,100	5,180
	Belluna Co. Ltd.	563,700	5,169

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Riso Kagaku Corp.	292,300	5,145
	Fuji Co. Ltd.	207,400	5,137
	St. Marc Holdings Co. Ltd.	168,300	5,127
	Chugoku Marine Paints Ltd.	692,500	5,122
	Eiken Chemical Co. Ltd.	186,100	5,112
*	Unitika Ltd.	6,269,000	5,112
	Eighteenth Bank Ltd.	1,663,000	5,111
^	S Foods Inc.	163,300	5,101
	Daibiru Corp.	549,212	5,068
	DyDo Group Holdings Inc.	105,100	5,053
^	Yokohama Reito Co. Ltd.	499,200	5,045
	Optex Group Co. Ltd.	181,900	5,042
	Zenrin Co. Ltd.	268,100	5,041
^	Sanyo Electric Railway Co. Ltd.	976,093	5,035
	Elecom Co. Ltd.	241,600	4,995
	T Hasegawa Co. Ltd.	257,000	4,991
	Press Kogyo Co. Ltd.	1,026,700	4,983
	EPS Holdings Inc.	377,700	4,978
*	Showa Corp.	582,800	4,973
	Justsystems Corp.	413,900	4,968
	Clarion Co. Ltd.	1,251,000	4,967
	Kanto Denka Kogyo Co. Ltd.	557,000	4,898
	Asahi Diamond Industrial Co. Ltd.	637,600	4,894
	Bunka Shutter Co. Ltd.	636,900	4,894
	Ohsho Food Service Corp.	131,100	4,888
^	Sodick Co. Ltd.	499,800	4,872
	Tsugami Corp.	641,000	4,862
^	Belc Co. Ltd.	108,400	4,821
	Iino Kaiun Kaisha Ltd.	1,167,400	4,820
	Tocalo Co. Ltd.	178,700	4,818
	Mitsuboshi Belting Ltd.	498,000	4,773
	Daiho Corp.	977,000	4,761
	Sintokogio Ltd.	546,300	4,757
^	Create Restaurants Holdings Inc.	586,430	4,751
^	Kura Corp.	115,000	4,734
^	Lifull Co. Ltd.	672,800	4,722
^	Nippon Ceramic Co. Ltd.	222,100	4,718
	Prestige International Inc.	524,300	4,707
	YAMABIKO Corp.	393,700	4,691
	Tokai Corp.	126,200	4,660
	Sumitomo Seika Chemicals Co. Ltd.	109,200	4,654
	Yokogawa Bridge Holdings Corp.	375,300	4,633
^	Osaka Soda Co. Ltd.	1,018,000	4,621
^	Ehime Bank Ltd.	365,100	4,617
	Tamura Corp.	956,000	4,591
	Itochu Enex Co. Ltd.	548,400	4,572
	Fukushima Industries Corp.	128,800	4,572
^	Takara Leben Co. Ltd.	966,300	4,543
	TKC Corp.	166,900	4,539
	Jeol Ltd.	921,000	4,534
	Hokuto Corp.	241,600	4,533
^	COOKPAD Inc.	568,341	4,522
	Sinfonia Technology Co. Ltd.	1,613,000	4,517
	Fujimi Inc.	233,900	4,514
^	Tsubaki Nakashima Co. Ltd.	256,700	4,512
^	Yonex Co. Ltd.	447,200	4,507
	Minato Bank Ltd.	237,300	4,502
	Funai Soken Holdings Inc.	234,100	4,499
	Joshin Denki Co. Ltd.	422,000	4,495
	Xebio Holdings Co. Ltd.	270,000	4,490
	Sanki Engineering Co. Ltd.	516,404	4,468
^	Tekken Corp.	1,505,000	4,455
^	Anicom Holdings Inc.	186,600	4,454
	Sankyo Tateyama Inc.	303,000	4,434

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Mitsui Sugar Co. Ltd.	179,400	4,423
	Bando Chemical Industries Ltd.	481,900	4,416
	T-Gaia Corp.	254,900	4,398
*,^	Sanden Holdings Corp.	1,411,000	4,384
	Nippon Thompson Co. Ltd.	804,000	4,383
	Teikoku Sen-I Co. Ltd.	275,700	4,362
	Shizuoka Gas Co. Ltd.	640,800	4,355
	Nitto Kogyo Corp.	300,500	4,330
	Miroku Jyoho Service Co. Ltd.	228,100	4,323
^	Roland DG Corp.	144,100	4,313
	Riken Corp.	98,300	4,302
	Sumitomo Riko Co. Ltd.	421,700	4,298
	MCJ Co. Ltd.	371,581	4,285
^	Kenko Mayonnaise Co. Ltd.	168,800	4,265
	Foster Electric Co. Ltd.	254,695	4,253
	Okabe Co. Ltd.	472,500	4,235
*	Ishihara Sangyo Kaisha Ltd.	431,600	4,226
	JVC Kenwood Corp.	1,579,900	4,211
	Menicon Co. Ltd.	134,100	4,182
	Kyoei Steel Ltd.	258,400	4,178
	Tokyotokeiba Co. Ltd.	1,801,000	4,171
	Nippon Koei Co. Ltd.	155,400	4,163
	Eagle Industry Co. Ltd.	293,900	4,160
	Bank of Saga Ltd.	1,559,000	4,156
	G-Tekt Corp.	235,400	4,153
	Takamatsu Construction Group Co. Ltd.	173,700	4,151
	Kaga Electronics Co. Ltd.	223,200	4,130
	Tsukishima Kikai Co. Ltd.	380,100	4,095
	Wowow Inc.	123,300	4,088
	Namura Shipbuilding Co. Ltd.	631,708	4,081
	Nippon Denko Co. Ltd.	1,336,300	4,077
	OBIC Business Consultants Co. Ltd.	82,758	4,068
	Juki Corp.	353,600	4,063
	Arakawa Chemical Industries Ltd.	229,600	4,060
	Hibiya Engineering Ltd.	274,800	4,051
	Noritake Co. Ltd.	150,700	4,043
	Sogo Medical Co. Ltd.	102,600	4,041
	Geo Holdings Corp.	364,800	4,030
	Key Coffee Inc.	202,700	4,011
	Tokushu Tokai Paper Co. Ltd.	108,700	4,010
	Tamron Co. Ltd.	213,500	3,993
	Ryoyo Electro Corp.	272,600	3,993
	Shindengen Electric Manufacturing Co. Ltd.	860,000	3,992
	Towa Bank Ltd.	3,832,000	3,991
^	Matsuya Co. Ltd.	472,100	3,988
^	eRex Co. Ltd.	332,569	3,987
	Kyokuto Securities Co. Ltd.	267,300	3,985
	Tosho Co. Ltd.	92,700	3,983
	J-Oil Mills Inc.	102,100	3,965
	F@N Communications Inc.	495,600	3,953
	Kanematsu Electronics Ltd.	146,500	3,938
	Sanyo Denki Co. Ltd.	477,000	3,933
	Nittetsu Mining Co. Ltd.	73,600	3,923
^	W-Scope Corp.	289,900	3,911
^	Bell System24 Holdings Inc.	409,100	3,908
	Vector Inc.	281,500	3,900
	Ichikoh Industries Ltd.	744,000	3,879
	Pressance Corp.	335,200	3,877
	Japan Pulp & Paper Co. Ltd.	1,108,000	3,849
	Ichiyoshi Securities Co. Ltd.	481,800	3,840
	Nohmi Bosai Ltd.	276,100	3,833
^	Giken Ltd.	164,900	3,833
	Osaki Electric Co. Ltd.	470,000	3,815
	Fujibo Holdings Inc.	139,800	3,812

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Canon Electronics Inc.	204,700	3,810
	FIDEA Holdings Co. Ltd.	2,021,600	3,796
*	Toa Corp. (Tokyo Shares 1885)	206,200	3,793
	Jimoto Holdings Inc.	2,128,200	3,782
	Hamakyorex Co. Ltd.	180,200	3,780
^	Nihon Nohyaku Co. Ltd.	584,700	3,752
	Inageya Co. Ltd.	260,777	3,741
^	Micronics Japan Co. Ltd.	429,200	3,730
	Yellow Hat Ltd.	162,100	3,726
^	Iseki & Co. Ltd.	1,811,632	3,724
	Aisan Industry Co. Ltd.	413,500	3,717
	Pack Corp.	130,600	3,681
*	CMK Corp.	558,900	3,677
	Sagami Chain Co. Ltd.	305,616	3,671
	Shinko Plantech Co. Ltd.	490,800	3,670
	Mitsui-Soko Holdings Co. Ltd.	1,243,000	3,659
	Cawachi Ltd.	139,100	3,658
	Kasai Kogyo Co. Ltd.	294,400	3,656
	ASKA Pharmaceutical Co. Ltd.	248,700	3,653
^	Sanshin Electronics Co. Ltd.	309,400	3,653
	Kansai Urban Banking Corp.	291,800	3,636
	Yorozu Corp.	237,000	3,627
^	Arata Corp.	133,900	3,619
	Arcland Sakamoto Co. Ltd.	292,300	3,616
^	Nippon Carbon Co. Ltd.	1,280,000	3,604
	Konishi Co. Ltd.	281,600	3,596
	Daiichi Jitsugyo Co. Ltd.	572,000	3,592
	Tanseisha Co. Ltd.	401,100	3,578
	Daido Metal Co. Ltd.	400,600	3,575
	Taihei Dengyo Kaisha Ltd.	360,000	3,574
^	Rock Field Co. Ltd.	223,700	3,570
	Warabeya Nichiyo Holdings Co. Ltd.	144,400	3,563
^	JCR Pharmaceuticals Co. Ltd.	166,000	3,550
	Dai Nippon Toryo Co. Ltd.	1,539,000	3,521
	PAL GROUP Holdings Co. Ltd.	132,200	3,515
	Systena Corp.	204,300	3,511
^	Japan Material Co. Ltd.	214,000	3,507
	Trancom Co. Ltd.	69,900	3,506
	UKC Holdings Corp.	192,300	3,505
^	Alpen Co. Ltd.	195,300	3,502
^	NichiiGakkan Co. Ltd.	460,700	3,493
	Broadleaf Co. Ltd.	537,700	3,490
	Matsuya Foods Co. Ltd.	91,800	3,470
	Kato Works Co. Ltd.	133,400	3,468
	Torii Pharmaceutical Co. Ltd.	141,500	3,441
	Enplas Corp.	125,200	3,422
^	Digital Arts Inc.	121,700	3,380
^	Vital KSK Holdings Inc.	382,200	3,369
^	Michinoku Bank Ltd.	1,991,000	3,345
^	Starzen Co. Ltd.	82,600	3,345
	Maruwa Co. Ltd.	93,543	3,341
	Achilles Corp.	207,800	3,339
^	Yushin Precision Equipment Co. Ltd.	116,900	3,337
	Tsurumi Manufacturing Co. Ltd.	228,900	3,337
^	METAWATER Co. Ltd.	127,700	3,332
	Chiba Kogyo Bank Ltd.	575,800	3,319
	Meiko Network Japan Co. Ltd.	252,600	3,292
	Goldcrest Co. Ltd.	184,920	3,288
	Neturen Co. Ltd.	396,800	3,277
*	Toyo Engineering Corp.	1,310,920	3,274
	Shin-Etsu Polymer Co. Ltd.	433,000	3,270
	Daiwa Industries Ltd.	331,400	3,265
^	OSAKA Titanium Technologies Co. Ltd.	222,400	3,259
	Union Tool Co.	110,100	3,254

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Happinet Corp.	197,400	3,251
	Chiyoda Integre Co. Ltd.	146,900	3,234
	Itoki Corp.	509,800	3,231
	Studio Alice Co. Ltd.	152,400	3,228
	Yakuodo Co. Ltd.	117,924	3,217
	Nichiden Corp.	104,800	3,216
	Denki Kogyo Co. Ltd.	657,000	3,212
^	IDOM Inc.	611,800	3,209
	Idec Corp.	291,700	3,208
	Okuwa Co. Ltd.	303,000	3,202
	Katakura Industries Co. Ltd.	260,100	3,192
	JSP Corp.	136,500	3,184
	Oyo Corp.	250,800	3,183
	Nissei Build Kogyo Co. Ltd.	640,960	3,177
^	Maeda Kosen Co. Ltd.	241,400	3,172
	Nippon Valqua Industries Ltd.	185,300	3,163
	Meisei Industrial Co. Ltd.	555,300	3,158
	Daiken Corp.	166,100	3,148
	Riken Vitamin Co. Ltd.	83,300	3,147
	Nagatanien Holdings Co. Ltd.	247,000	3,133
*,^	Kappa Create Co. Ltd.	275,300	3,132
	Daisan Bank Ltd.	205,200	3,126
	Anest Iwata Corp.	355,100	3,123
	Amuse Inc.	136,000	3,121
	Ines Corp.	333,200	3,114
	KAWADA TECHNOLOGIES Inc.	48,024	3,109
^	Cosel Co. Ltd.	243,400	3,101
^	Keiyo Co. Ltd.	521,200	3,100
	Hosokawa Micron Corp.	83,800	3,081
	Senshukai Co. Ltd.	419,000	3,071
*,^	Kintetsu Department Store Co. Ltd.	977,000	3,067
^	Marvelous Inc.	369,000	3,063
	Fujiya Co. Ltd.	1,329,000	3,056
	Sakai Chemical Industry Co. Ltd.	891,000	3,053
	Melco Holdings Inc.	107,700	3,049
	Ateam Inc.	115,600	3,038
	Kyodo Printing Co. Ltd.	914,000	3,028
	Fudo Tetra Corp.	1,836,800	3,020
^	KFC Holdings Japan Ltd.	172,100	3,005
	Toyo Construction Co. Ltd.	833,000	2,998
^	Kyokuyo Co. Ltd.	113,500	2,988
^	Nippon Yakin Kogyo Co. Ltd.	1,656,900	2,987
^	Sakai Moving Service Co. Ltd.	102,300	2,983
	Tsukui Corp.	525,600	2,981
	Information Services International-Dentsu Ltd.	135,200	2,969
	Tenma Corp.	159,000	2,961
	Nippon Beet Sugar Manufacturing Co. Ltd.	141,200	2,950
	Rokko Butter Co. Ltd.	135,500	2,944
*	Akebono Brake Industry Co. Ltd.	913,200	2,921
	Hokkan Holdings Ltd.	636,000	2,917
^	Nissei ASB Machine Co. Ltd.	113,300	2,912
	Toyo Tanso Co. Ltd.	181,700	2,896
	Riken Technos Corp.	602,000	2,885
	Toyo Kanetsu KK	1,128,000	2,884
	Nippon Road Co. Ltd.	641,000	2,876
	JAC Recruitment Co. Ltd.	187,000	2,868
^	Fujita Kanko Inc.	891,000	2,864
	Nippon Kanzai Co. Ltd.	174,200	2,855
	Shimizu Bank Ltd.	92,000	2,854
^	Istyle Inc.	352,600	2,852
^	Mitani Sekisan Co. Ltd.	118,000	2,848
	Tonami Holdings Co. Ltd.	826,000	2,838
	Ministop Co. Ltd.	147,600	2,821
^	Maruzen Showa Unyu Co. Ltd.	715,000	2,816

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Chuetsu Pulp & Paper Co. Ltd.	1,323,000	2,812
	CONEXIO Corp.	183,100	2,804
^	BRONCO BILLY Co. Ltd.	121,500	2,782
^	Fukuda Corp.	314,000	2,781
^	OSJB Holdings Corp.	1,177,700	2,779
	Denyo Co. Ltd.	189,100	2,773
	Kurimoto Ltd.	140,000	2,761
	Yahagi Construction Co. Ltd.	310,000	2,761
	Icom Inc.	120,500	2,757
	Nitto Kohki Co. Ltd.	117,000	2,728
	Mitsui High-Tec Inc.	287,000	2,720
	Toa Corp. (Tokyo Shares 6809)	316,600	2,717
	Daikokutenbussan Co. Ltd.	56,300	2,690
	Fuji Pharma Co. Ltd.	82,600	2,688
	ESPEC Corp.	221,900	2,687
	Mie Bank Ltd.	128,000	2,669
	Mitsubishi Steel Manufacturing Co. Ltd.	1,270,000	2,656
	Chukyo Bank Ltd.	127,000	2,654
	Kansai Super Market Ltd.	187,939	2,646
*	Wellnet Corp.	185,200	2,635
	Kamei Corp.	236,100	2,602
^	Nihon Chouzai Co. Ltd.	74,200	2,601
	Toyo Corp.	267,400	2,600
	NS United Kaiun Kaisha Ltd.	1,215,000	2,595
^	Jamco Corp.	111,100	2,593
	Koatsu Gas Kogyo Co. Ltd.	390,000	2,587
^	Toho Titanium Co. Ltd.	380,300	2,576
	Misawa Homes Co. Ltd.	276,000	2,552
	Mimasu Semiconductor Industry Co. Ltd.	164,400	2,546
	Keihanshin Building Co. Ltd.	443,400	2,538
	Qol Co. Ltd.	184,501	2,518
	Osaka Steel Co. Ltd.	133,000	2,517
	Komatsu Seiren Co. Ltd.	395,100	2,476
	Tsukuba Bank Ltd.	857,700	2,472
	Sac's Bar Holdings Inc.	221,100	2,466
	Sekisui Plastics Co. Ltd.	335,700	2,452
	Tosei Corp.	346,500	2,450
	Nippon Parking Development Co. Ltd.	1,894,400	2,448
	Yurtec Corp.	391,000	2,441
	Shinko Shoji Co. Ltd.	208,200	2,437
	Toho Co. Ltd. (Tokyo Shares 8142)	98,000	2,422
	Okura Industrial Co. Ltd.	511,000	2,419
*,^	KLab Inc.	331,400	2,416
	Daito Pharmaceutical Co. Ltd.	117,500	2,413
^	Stella Chemifa Corp.	91,000	2,399
	Dai-Dan Co. Ltd.	245,000	2,398
	Kita-Nippon Bank Ltd.	82,900	2,393
	SRA Holdings	90,100	2,392
	Torishima Pump Manufacturing Co. Ltd.	255,300	2,379
	T RAD Co. Ltd.	799,000	2,374
	Itochu-Shokuhin Co. Ltd.	56,700	2,372
	WATAMI Co. Ltd.	197,800	2,369
	GCA Corp.	292,629	2,366
*	Mitsubishi Paper Mills Ltd.	341,500	2,351
	Pronexus Inc.	187,400	2,348
	Uchida Yoko Co. Ltd.	102,400	2,347
	Kobe Bussan Co. Ltd.	63,700	2,345
	Shinwa Co. Ltd.	135,400	2,293
	Japan Transcity Corp.	542,000	2,290
*,^	U-Shin Ltd.	330,300	2,289
	Taiho Kogyo Co. Ltd.	174,500	2,286
	Nissin Corp.	678,320	2,285
^	Tokyo Rope Manufacturing Co. Ltd.	148,700	2,276
	Sun Frontier Fudousan Co. Ltd.	259,600	2,269

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Kanagawa Chuo Kotsu Co. Ltd.	354,000	2,268
	Tatsuta Electric Wire and Cable Co. Ltd.	460,500	2,267
	K&O Energy Group Inc.	145,200	2,254
	SMK Corp.	648,000	2,233
^	JP-Holdings Inc.	817,400	2,230
	Hodogaya Chemical Co. Ltd.	71,600	2,219
	Weathernews Inc.	66,061	2,217
	Hioki EE Corp.	107,200	2,201
^	CHIMNEY Co. Ltd.	86,780	2,196
	Shinnihon Corp.	277,700	2,183
*	SWCC Showa Holdings Co. Ltd.	2,951,000	2,170
	Mito Securities Co. Ltd.	818,700	2,161
	Corona Corp. Class A	211,100	2,159
	Fuji Oil Co. Ltd.	663,300	2,136
	Onoken Co. Ltd.	153,500	2,128
^	Kourakuen Holdings Corp.	131,204	2,107
	Aichi Corp.	283,000	2,091
	Teikoku Electric Manufacturing Co. Ltd.	217,700	2,091
^	Japan Cash Machine Co. Ltd.	179,700	2,086
	Arcland Service Holdings Co. Ltd.	75,600	2,085
^	Mie Kotsu Group Holdings Inc.	619,000	2,083
	Krosaki Harima Corp.	536,000	2,082
^	Yomiuri Land Co. Ltd.	548,000	2,080
	Ryoden Corp.	328,000	2,075
	Fukui Computer Holdings Inc.	78,400	2,059
	Kyosan Electric Manufacturing Co. Ltd.	505,000	2,056
	Toyo Securities Co. Ltd.	856,000	2,054
	Tokyo Energy & Systems Inc.	244,000	2,053
	Fuso Pharmaceutical Industries Ltd.	79,900	2,052
	Aiphone Co. Ltd.	131,000	2,046
	ST Corp.	128,500	2,046
	Mars Engineering Corp.	98,600	2,032
	France Bed Holdings Co. Ltd.	241,600	2,031
	Sinanen Holdings Co. Ltd.	101,100	2,020
	Sanoh Industrial Co. Ltd.	280,900	2,013
^	Takaoka Toko Co. Ltd.	132,300	2,007
	Mitsubishi Research Institute Inc.	69,000	1,999
	CI Takiron Corp.	390,000	1,979
	Advan Co. Ltd.	189,300	1,975
^	Daisyo Corp.	136,500	1,972
*,^	KNT-CT Holdings Co. Ltd.	1,556,000	1,969
	Chori Co. Ltd.	109,900	1,961
	Toenec Corp.	370,000	1,958
	Zuken Inc.	163,300	1,953
	Mitsubishi Nichiyu Forklift Co. Ltd.	319,100	1,951
^	Sanyo Shokai Ltd.	1,323,000	1,949
	Hisaka Works Ltd.	226,800	1,941
	Kanaden Corp.	200,300	1,940
	Future Corp.	248,100	1,927
^	Halows Co. Ltd.	91,500	1,926
	Shibusawa Warehouse Co. Ltd.	626,000	1,924
	Kitagawa Iron Works Co. Ltd.	99,500	1,922
	Atsugi Co. Ltd.	1,590,000	1,911
*,^	Nippon Sharyo Ltd.	715,000	1,893
	Mitsui Matsushima Co. Ltd.	147,957	1,887
	Taisei Lamick Co. Ltd.	72,400	1,883
	Sumitomo Densetsu Co. Ltd.	161,800	1,865
	Gun-Ei Chemical Industry Co. Ltd.	58,300	1,865
	Toyo Kohan Co. Ltd.	519,600	1,860
	Tomoku Co. Ltd.	601,000	1,856
	Asahi Co. Ltd.	144,600	1,850
	Organo Corp.	402,000	1,843
^	Aeon Fantasy Co. Ltd.	70,100	1,843
	MTI Ltd.	318,500	1,816

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Tokyo Tekko Co. Ltd.	473,000	1,803
	Furuno Electric Co. Ltd.	293,700	1,797
	Godo Steel Ltd.	121,400	1,786
^	PC Depot Corp.	352,800	1,778
	Mitsui Home Co. Ltd.	288,000	1,743
	Yusen Logistics Co. Ltd.	182,100	1,733
	Cleanup Corp.	239,900	1,732
	Toli Corp.	515,900	1,719
^	Hito Communications Inc.	110,700	1,713
	AOI Electronics Co. Ltd.	56,030	1,710
	Tosho Printing Co. Ltd.	379,000	1,710
	Matsuda Sangyo Co. Ltd.	127,600	1,709
	Asunaro Aoki Construction Co. Ltd.	231,100	1,701
^	Funai Electric Co. Ltd.	227,600	1,700
	Nihon Yamamura Glass Co. Ltd.	1,009,000	1,694
	Seika Corp.	541,000	1,694
	Noritsu Koki Co. Ltd.	219,600	1,689
^	Nihon Trim Co. Ltd.	50,500	1,688
^	Pasona Group Inc.	226,900	1,686
^	Fields Corp.	150,100	1,685
	Hokkaido Gas Co. Ltd.	692,000	1,682
	CMIC Holdings Co. Ltd.	129,200	1,669
	Maezawa Kasei Industries Co. Ltd.	156,500	1,663
	Artnature Inc.	259,300	1,662
	Parco Co. Ltd.	159,300	1,657
^	Zuiko Corp.	47,600	1,648
	Honeys Holdings Co. Ltd.	160,920	1,621
*,^	Takata Corp.	438,027	1,575
	Fujitsu Frontech Ltd.	112,600	1,558
^	Showa Aircraft Industry Co. Ltd.	142,400	1,546
	Elematec Corp.	95,200	1,506
	Gakken Holdings Co. Ltd.	54,600	1,504
	Japan Radio Co. Ltd.	115,800	1,499
	Rhythm Watch Co. Ltd.	873,000	1,479
	Tv Tokyo Holdings Corp.	67,064	1,466
	Hakuto Co. Ltd.	137,100	1,464
	ASAHI YUKIZAI Corp.	702,000	1,461
	Tsutsumi Jewelry Co. Ltd.	78,700	1,445
	Fujikura Kasei Co. Ltd.	244,400	1,443
	Chugai Ro Co. Ltd.	739,000	1,439
^	Linical Co. Ltd.	115,700	1,439
	Nippon Coke & Engineering Co. Ltd.	1,581,200	1,404
^	Kobelco Eco-Solutions Co. Ltd.	331,000	1,380
^	Tokyo Rakutenchi Co. Ltd.	294,000	1,380
	Nihon Dempa Kogyo Co. Ltd.	190,600	1,379
	Yushiro Chemical Industry Co. Ltd.	106,300	1,336
	Maezawa Kyuso Industries Co. Ltd.	94,500	1,322
	NDS Co. Ltd.	51,000	1,309
*,^	Laox Co. Ltd.	273,017	1,309
	Dunlop Sports Co. Ltd.	140,071	1,302
	Nakayama Steel Works Ltd.	202,700	1,281
	Alpha Systems Inc.	73,200	1,262
	Sankyo Seiko Co. Ltd.	361,600	1,248
	Dai-ichi Seiko Co. Ltd.	83,300	1,225
	Gecoss Corp.	112,100	1,218
^	NEC Capital Solutions Ltd.	75,100	1,213
	Chuo Spring Co. Ltd.	400,000	1,195
	Kitano Construction Corp.	440,000	1,191
	Inaba Seisakusho Co. Ltd.	96,200	1,176
*,^	Japan Drilling Co. Ltd.	60,900	1,166
	Cybozu Inc.	284,200	1,149
	Nippon Chemiphar Co. Ltd.	24,800	1,144
*,^	Shin Nippon Biomedical Laboratories Ltd.	200,300	1,142
^	Takihyo Co. Ltd.	280,000	1,133

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Mitsubishi Kakoki Kaisha Ltd.	570,000	1,105
	Airport Facilities Co. Ltd.	210,000	1,101
^	Daikoku Denki Co. Ltd.	76,200	1,098
	Pocket Card Co. Ltd.	177,600	1,095
	CAC Holdings Corp.	113,400	1,077
	Daidoh Ltd.	275,300	1,074
^	Right On Co. Ltd.	125,100	1,074
	Shimojima Co. Ltd.	104,300	1,060
*,^	Aplus Financial Co. Ltd.	1,075,514	1,042
	Paris Miki Holdings Inc.	244,500	1,021
	Tokyo Electron Device Ltd.	69,200	985
^	Toyo Denki Seizo KK	66,000	973
*,^	Yamada SxL Home Co. Ltd.	1,314,000	943
	Sumitomo Precision Products Co. Ltd.	270,000	879
	Srg Takamiya Co. Ltd.	184,600	872
^	Toda Kogyo Corp.	351,000	825
*,^	FDK Corp.	730,000	766
^	Tabuchi Electric Co. Ltd.	258,800	764
	Best Denki Co. Ltd.	510,400	742
	Kinki Sharyo Co. Ltd.	32,000	710
	Endo Lighting Corp.	85,400	689
^	Toa Oil Co. Ltd.	524,000	634
	Kojima Co. Ltd.	179,800	476
	Nice Holdings Inc.	38,226	53
^	C Uyemura & Co. Ltd.	300	16
	Nippon Television Holdings Inc.	155	3
	Fuji Media Holdings Inc.	136	2
			45,520,300
Malaysia (0.7%)
	Public Bank Bhd. (Local)	38,518,232	177,018
	Malayan Banking Bhd.	69,233,974	152,712
	Tenaga Nasional Bhd.	43,913,280	140,990
	Sime Darby Bhd.	43,436,457	93,428
	CIMB Group Holdings Bhd.	69,748,475	92,171
	Axiata Group Bhd.	55,999,215	66,382
	Genting Bhd.	27,331,300	61,903
	Petronas Chemicals Group Bhd.	35,626,927	59,897
	DiGi.Com Bhd.	46,122,800	54,632
	IHH Healthcare Bhd.	34,473,357	49,051
	Maxis Bhd.	32,285,650	47,415
	Genting Malaysia Bhd.	35,012,300	47,319
	IOI Corp. Bhd.	41,428,286	43,782
	Petronas Gas Bhd.	9,721,500	41,334
	Kuala Lumpur Kepong Bhd.	6,688,386	37,783
	Gamuda Bhd.	26,362,000	31,996
	IJM Corp. Bhd.	38,684,420	31,186
	AMMB Holdings Bhd.	24,010,300	30,302
	MISC Bhd.	17,973,730	30,261
	PPB Group Bhd.	7,263,600	28,285
	Hong Leong Bank Bhd.	7,787,652	24,737
	Dialog Group Bhd.	54,634,244	24,525
*	Sapura Energy Bhd.	52,779,822	24,260
	Telekom Malaysia Bhd.	14,162,600	21,067
	Petronas Dagangan Bhd.	3,714,800	20,582
	YTL Corp. Bhd.	60,641,986	20,524
	Malaysia Airports Holdings Bhd.	11,141,500	19,489
	British American Tobacco Malaysia Bhd.	1,776,100	18,598
	RHB Bank Bhd. (Common Shares)	13,926,335	17,633
2	Astro Malaysia Holdings Bhd.	24,318,800	15,130
	AirAsia Bhd.	18,658,300	14,391
	Press Metal Bhd.	21,330,920	14,383
	IOI Properties Group Bhd.	27,920,331	13,313
	My EG Services Bhd.	27,129,450	13,299
	YTL Power International Bhd.	35,841,680	12,463

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Alliance Financial Group Bhd.	13,108,600	12,462
	Westports Holdings Bhd.	12,621,600	11,635
	Genting Plantations Bhd.	4,347,500	11,425
*	UMW Holdings Bhd.	7,996,000	11,411
	Hong Leong Financial Group Bhd.	2,885,832	11,209
	HAP Seng Consolidated Bhd.	5,476,789	11,183
	Felda Global Ventures Holdings Bhd.	22,508,824	11,027
	Top Glove Corp. Bhd.	10,316,400	10,858
	Bursa Malaysia Bhd.	4,423,385	10,455
	KLCCP Stapled Group	5,344,600	9,638
	Hartalega Holdings Bhd.	8,302,980	9,364
	Malakoff Corp. Bhd.	30,210,700	8,764
	Sunway REIT	19,841,900	7,769
	IGB REIT	19,557,904	7,656
	Inari Amertron Bhd.	15,781,550	7,595
	Bumi Armada Bhd.	41,233,687	7,490
*	Fraser & Neave Holdings Bhd.	1,281,799	7,353
	TIME dotCom Bhd.	3,516,940	7,153
	QL Resources Bhd.	6,533,464	7,151
	Mah Sing Group Bhd.	19,504,107	6,692
	Malaysia Building Society Bhd.	22,000,094	6,637
	Cahya Mata Sarawak Bhd.	6,232,000	6,524
	KPJ Healthcare Bhd.	6,575,890	6,359
	Berjaya Sports Toto Bhd.	9,478,887	6,135
	WCT Holdings Bhd.	11,471,950	5,892
	MMC Corp. Bhd.	9,810,200	5,717
	Sunway Bhd.	6,811,194	5,445
	UEM Sunrise Bhd.	18,262,003	5,213
	Pos Malaysia Bhd.	4,211,700	5,063
	Kossan Rubber Industries	3,623,600	4,767
*	Malaysian Resources Corp. Bhd.	13,171,000	4,602
	VS Industry Bhd.	9,929,200	4,574
	Unisem M Bhd.	5,905,500	4,528
	Capitaland Malaysia Mall Trust	13,104,902	4,499
	Yinson Holdings Bhd.	5,522,100	4,260
	Eastern & Oriental Bhd.	9,692,326	4,241
	Pavilion REIT	10,304,600	4,131
	Muhibbah Engineering M Bhd.	5,659,300	3,767
	Bermaz Auto Bhd.	7,133,040	3,531
*	Eco World Development Group Bhd.	9,979,800	3,492
	Syarikat Takaful Malaysia Bhd.	3,603,700	3,322
	DRB-Hicom Bhd.	10,026,100	3,321
*	Berjaya Corp. Bhd.	34,993,014	2,818
*	AirAsia X Bhd.	24,412,550	2,528
	Datasonic Group Bhd.	8,130,000	2,414
	Supermax Corp. Bhd.	5,416,200	2,395
	Sunway Construction Group Bhd.	4,948,725	2,279
*	KNM Group Bhd.	19,913,225	1,327
*	UMW Oil & Gas Corp. Bhd.	7,230,500	1,132
*	Mulpha International Bhd.	20,292,200	1,124
*	Dayang Enterprise Holdings Bhd.	3,669,100	1,038
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	3,888,471	895
*	Parkson Holdings Bhd.	4,888,296	715
	Coastal Contracts Bhd.	2,239,300	685
*	Puncak Niaga Holdings Bhd.	2,268,000	533
	TA Enterprise Bhd.	1,069,100	161
*	WCT Holdings Bhd. Warrants Expire 8/24/2020	1,594,005	145
	OSK Holdings Bhd.	380,859	138
*	AirAsia X Bhd. Warrants Expire 6/8/2020	1,955,625	113
*	RHB Bank Bhd.	9,155,400	102
*	KPJ Healthcare Warrants Expire 1/23/2019	319,480	91
*	OSK Holdings Bhd. Warrants Expire 7/22/2020	1,144,372	87
*	Malaysian Resources Corp. Bhd. Warrants Exp. 9/16/2018	2,286,033	74
*	BIMB Holdings Bhd. Warrants Exp. 12/4/2023	741,960	68

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Media Prima Bhd.	211,247	58
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	57
*	Eastern & Oriental Bhd Warrants Exp. 7/21/2019	1,014,820	54
*	CB Industrial Product Holding Bhd Warrants Expire 10/31/2019	462,666	39
*	Mah Sing Group Warrants Expire 1/15/2026	895,021	30
*	Mah Sing Group Bhd. Warrants Exp. 3/18/2018	714,028	30
*	KNM Group Bhd. Warrants Expire 4/21/2020	1,085,088	23
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	8
*	KNM Group Bhd. Warrants Exp. 11/15/2017	1,641,652	4
*	MBM Resources Bhd. Warrants Exp. 6/14/2017	88,380	1
			1,907,717
Malta (0.0%)
	BGP Holdings PLC	17,449,685	—

Mexico (0.8%)
	America Movil SAB de CV	362,885,393	278,931
	Fomento Economico Mexicano SAB de CV	26,624,326	239,595
	Grupo Financiero Banorte SAB de CV	27,938,752	161,694
	Wal-Mart de Mexico SAB de CV	69,066,400	155,925
	Grupo Televisa SAB	30,549,622	148,210
*	Cemex SAB de CV	155,275,419	142,860
	Grupo Mexico SAB de CV Class B	47,935,198	140,990
*	Grupo Bimbo SAB de CV Class A	23,247,206	56,904
	Fibra Uno Administracion SA de CV	31,752,099	55,458
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,789,448	52,931
	Alfa SAB de CV Class A	34,873,821	47,924
	Grupo Financiero Inbursa SAB de CV	25,616,732	43,259
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,144,735	42,625
	Mexichem SAB de CV	14,166,175	38,792
	Industrias Penoles SAB de CV	1,556,736	37,886
	Coca-Cola Femsa SAB de CV	5,208,193	37,853
	Grupo Financiero Santander Mexico SAB de CV Class B	18,575,532	33,746
	Infraestructura Energetica Nova SAB de CV	6,468,711	30,218
	Gruma SAB de CV Class B	2,086,631	27,864
*	Arca Continental SAB de CV	3,551,394	26,198
*	Promotora y Operadora de Infraestructura SAB de CV	2,353,771	25,114
	Gentera SAB de CV	13,759,665	23,068
	Alsea SAB de CV	6,414,772	22,793
	Kimberly-Clark de Mexico SAB de CV Class A	10,641,288	22,712
	Grupo Carso SAB de CV	4,405,035	20,248
	El Puerto de Liverpool SAB de CV	2,354,860	18,167
	Banregio Grupo Financiero SAB de CV	2,837,937	16,364
	Grupo Elektra SAB DE CV	493,229	16,308
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	2,523,344	14,003
	Megacable Holdings SAB de CV	3,599,115	13,658
*	Bolsa Mexicana de Valores SAB de CV	7,019,598	12,212
*	Genomma Lab Internacional SAB de CV Class B	9,625,328	12,143
	PLA Administradora Industrial S de RL de CV	7,195,381	12,139
	OHL Mexico SAB de CV	9,119,307	11,200
	Macquarie Mexico Real Estate Management SA de CV	9,949,130	10,903
	Grupo Lala SAB de CV	5,614,517	10,176
*	Telesites SAB de CV	15,639,004	9,803
	Corp Inmobiliaria Vesta SAB de CV	6,546,032	9,225
	Industrias Bachoco SAB de CV Class B	1,962,127	8,757
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	6,820,492	8,641
*	Industrias CH SAB de CV Class B	1,604,458	8,624
*	Grupo Aeromexico SAB de CV	3,902,157	7,715
2	Nemak SAB de CV	7,158,870	7,568
*	Grupo Comercial Chedraui SA de CV	3,411,389	7,073
*	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	842,478	7,012
*	Organizacion Soriana SAB de CV Class B	2,986,845	6,848
	Prologis Property Mexico SA de CV	3,916,832	6,652
	Grupo Herdez SAB de CV	2,406,071	5,348
	Alpek SAB de CV	4,454,624	5,341

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Hoteles City Express SAB de CV	4,483,461	4,699
	Concentradora Fibra Danhos SA de CV	2,642,422	4,559
*	La Comer SAB de CV	5,627,395	4,394
	Grupo Financiero Interacciones SA de CV	929,745	4,332
*,2	Elementia SAB de CV	2,957,649	4,038
	Concentradora Fibra Hotelera Mexicana SA de CV	4,873,503	3,989
	Qualitas Controladora SAB de CV	2,381,251	3,897
*	Rassini SAB de CV	786,701	3,711
	Credito Real SAB de CV SOFOM ER	2,643,344	3,706
*	Unifin Financiera SAB de CV SOFOM ENR	1,359,179	3,557
*	Grupo Simec SAB de CV Class B	937,584	3,486
*	Grupo GICSA SA de CV	4,837,069	3,124
	TV Azteca SAB de CV	17,559,083	3,041
	Consorcio ARA SAB de CV	7,970,615	2,659
*	Axtel SAB de CV	9,947,037	2,177
*	Minera Frisco SAB de CV	3,408,926	2,171
*	Cemex SAB de CV ADR	201,352	1,856
	Grupo Aeroportuario del Pacifico SAB de CV ADR	11,200	1,152
*	Becle SAB de CV	461,100	772
	Grupo Sanborns SAB de CV	3,426	4
*	Corp GEO SAB de CV	22,762	3
*	Urbi Desarrollos Urbanos SAB de CV	2,495	1
			2,221,006
Netherlands (2.1%)
	Unilever NV	19,137,352	1,002,520
	ING Groep NV	47,421,793	772,954
	ASML Holding NV	3,942,531	521,318
	Koninklijke Philips NV	11,120,131	384,006
*	Koninklijke Ahold Delhaize NV	15,510,050	321,295
	Akzo Nobel NV	3,090,199	270,276
	Heineken NV	2,647,815	236,167
	RELX NV	10,778,009	208,272
*	ArcelorMittal	22,500,551	176,817
	Koninklijke DSM NV	2,158,660	154,470
	Wolters Kluwer NV	3,571,511	151,554
	NN Group NV	4,025,147	133,453
*	Altice NV Class A	4,614,081	114,643
	Koninklijke KPN NV	37,976,461	109,791
	Aegon NV	21,419,299	109,321
	Heineken Holding NV	1,194,649	100,117
2	ABN AMRO Group NV	3,455,178	90,710
*	Randstad Holding NV	1,340,056	79,891
	Gemalto NV	1,008,125	56,441
*	Aalberts Industries NV	1,164,508	46,175
*	Altice NV Class B	1,630,384	40,551
*	Galapagos NV	458,474	40,166
*	SBM Offshore NV	2,254,491	37,141
*,^	Koninklijke Vopak NV	812,379	36,661
^	Boskalis Westminster	995,425	36,615
^	ASM International NV	591,796	35,621
	IMCD Group NV	631,577	34,020
*	ASR Nederland NV	1,138,402	33,681
*,2	Philips Lighting NV	954,233	32,283
	APERAM SA	570,079	28,661
*	PostNL NV	5,417,590	26,844
*,^	TKH Group NV	492,080	22,619
^	Wereldhave NV	485,293	22,346
	Corbion NV	699,601	21,712
	BE Semiconductor Industries NV	404,004	21,121
	Eurocommercial Properties NV	538,083	20,908
*	OCI NV	994,390	19,349
2	GrandVision NV	606,076	15,819
*	TomTom NV	1,481,686	15,065
*	Fugro NV	978,223	14,429

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Koninklijke BAM Groep NV	2,555,564	14,386
*,^	Arcadis NV	824,427	14,304
2	Refresco Group NV	701,021	13,695
2	Flow Traders	417,641	12,878
*	Accell Group	317,508	11,074
*	Wessanen	623,849	9,319
	Vastned Retail NV	224,824	8,397
	NSI NV	1,551,455	6,550
*,2	Basic-Fit NV	284,536	4,977
	Brunel International NV	224,562	3,820
^	BinckBank NV	713,238	3,545
	Aegon NV (New York Shares)	922	5
*,^	SRH NV	672,039	—
			5,698,753
New Zealand (0.2%)
	Spark New Zealand Ltd.	22,724,001	57,588
	Auckland International Airport Ltd.	10,948,366	51,880
	Fletcher Building Ltd.	8,316,985	48,807
	Fisher & Paykel Healthcare Corp. Ltd.	6,930,499	47,945
	Contact Energy Ltd.	8,710,990	31,161
	Ryman Healthcare Ltd.	5,065,421	30,002
	Meridian Energy Ltd.	14,905,399	28,332
	SKYCITY Entertainment Group Ltd.	7,980,759	23,863
	Z Energy Ltd.	4,359,886	22,312
*,^	a2 Milk Co. Ltd.	8,831,975	20,478
	Mercury NZ Ltd.	8,351,235	18,448
	Trade Me Group Ltd.	4,805,209	17,498
*	Xero Ltd.	1,103,691	16,468
	Kiwi Property Group Ltd.	15,838,911	15,500
	Chorus Ltd.	4,960,307	15,280
	Mainfreight Ltd.	972,918	14,760
	EBOS Group Ltd.	1,082,896	13,592
	SKY Network Television Ltd.	4,803,312	12,723
	Air New Zealand Ltd.	6,371,231	11,149
	Goodman Property Trust	12,527,074	10,502
	Summerset Group Holdings Ltd.	2,776,572	9,910
	Infratil Ltd.	4,856,645	9,838
	Freightways Ltd.	1,859,398	9,555
	Precinct Properties New Zealand Ltd.	10,594,145	8,759
	Genesis Energy Ltd.	5,685,347	8,329
	Argosy Property Ltd.	10,743,782	7,451
	Vital Healthcare Property Trust	4,440,942	6,709
	Vector Ltd.	2,939,118	6,519
	Metlifecare Ltd.	1,521,688	6,067
	Heartland Bank Ltd.	4,063,735	4,624
	New Zealand Refining Co. Ltd.	1,779,577	2,855
	Kathmandu Holdings Ltd.	2,009,227	2,765
	TOWER Ltd.	2,059,037	1,724
	New Zealand Oil & Gas Ltd.	3,601,314	1,536
	Fletcher Building Ltd. (Australia Shares)	240,759	1,413
	Warehouse Group Ltd.	226,636	328
*	Bathurst Resources Ltd.	1,188,709	66
			596,736
Norway (0.5%)
*,^	DNB ASA	13,209,283	206,148
	Statoil ASA	11,906,701	196,090
	Telenor ASA	8,524,891	137,708
	Norsk Hydro ASA	16,399,200	93,453
*	Orkla ASA	9,621,003	87,290
^	Yara International ASA	2,167,060	80,582
	Marine Harvest ASA	4,597,287	76,490
*	Subsea 7 SA	3,366,895	55,485
*	Storebrand ASA	5,500,955	36,247
	Gjensidige Forsikring ASA	2,108,723	32,396

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	TGS Nopec Geophysical Co. ASA	1,256,002	27,382
	Schibsted ASA Class A	1,049,391	26,082
	Schibsted ASA Class B	1,039,896	23,290
	Aker BP ASA	1,316,995	22,298
*,^	Tomra Systems ASA	1,814,749	21,064
	Leroy Seafood Group ASA	315,897	15,890
	Salmar ASA	628,134	14,904
*,^	SpareBank 1 SR-Bank ASA	1,879,751	14,826
	Atea ASA	1,144,929	13,847
*	Bakkafrost P/F	389,848	13,208
2	Entra ASA	1,120,736	12,856
2	XXL ASA	1,179,982	12,705
	SpareBank 1 SMN	1,506,228	12,543
*	Aker ASA	306,118	11,624
	Veidekke ASA	852,296	11,349
*	Borregaard ASA	1,001,924	11,256
*,2	Aker Solutions ASA	1,836,673	10,461
*,^	Petroleum Geo-Services ASA	3,722,958	8,722
*,^	Nordic Semiconductor ASA	1,873,425	7,482
	Austevoll Seafood ASA	848,759	6,827
*,^	DNO ASA	7,728,089	6,507
	Opera Software ASA	1,264,254	5,716
	Hoegh LNG Holdings Ltd.	495,189	5,067
*	Norway Royal Salmon ASA	271,255	4,995
	Ocean Yield ASA	576,113	4,323
	Grieg Seafood ASA	514,694	4,053
^,2	BW LPG Ltd.	917,398	4,036
*,^	Norwegian Air Shuttle ASA	142,082	4,036
*	Wallenius Wilhelmsen Logistics	750,115	3,800
	Stolt-Nielsen Ltd.	220,390	3,407
*,^	REC Silicon ASA	25,228,984	3,150
*,^	Seadrill Ltd.	4,300,094	2,923
*,^	Akastor ASA	1,621,206	2,390
	Norwegian Property ASA	1,921,295	2,265
*	Treasure ASA	114,445	210
^	Kongsberg Gruppen ASA	2,772	43
			1,357,426
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	15,481,703	624,532

Pakistan (0.1%)
	Habib Bank Ltd.	8,265,700	21,745
	Lucky Cement Ltd.	2,211,580	18,625
	Hub Power Co. Ltd.	10,597,857	13,123
	Engro Corp. Ltd.	3,891,837	13,099
	Oil & Gas Development Co. Ltd.	8,114,800	11,954
	United Bank Ltd.	3,632,400	8,607
	Pakistan State Oil Co. Ltd.	2,055,141	8,530
	DG Khan Cement Co. Ltd.	3,545,700	8,093
	Pakistan Petroleum Ltd.	4,642,211	7,032
	Fauji Fertilizer Co. Ltd.	7,197,426	6,599
	Pakistan Oilfields Ltd.	1,274,700	5,537
*	SUI Southern Gas Co. Ltd.	10,907,500	4,553
*	National Bank of Pakistan	6,316,000	3,842
*	Engro Fertilizers Ltd.	6,842,305	3,831
	Kot Addu Power Co. Ltd.	5,007,671	3,698
	Fauji Fertilizer Bin Qasim Ltd.	3,030,000	1,452
*	Nishat Mills Ltd.	675,174	1,014
*	Mari Petroleum Co. Ltd.	20,420	307
	Searle Co. Ltd.	48,178	286
*	Fauji Cement Co. Ltd.	676,471	283
	Pakistan Telecommunication Co. Ltd.	1,650,000	253
			142,463

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
Peru (0.1%)
*	Credicorp Ltd. (New York Shares)	681,363	104,698
	Cia de Minas Buenaventura SAA ADR	2,057,356	24,709
*	Credicorp Ltd.	141,898	21,675
	Volcan Cia Minera SAA Class B	29,728,108	7,882
	Cia de Minas Buenaventura SAA	289,871	3,440
			162,404
Philippines (0.3%)
	SM Investments Corp.	5,878,549	85,666
*	SM Prime Holdings Inc.	113,306,454	67,584
	JG Summit Holdings Inc.	37,612,031	63,396
	BDO Unibank Inc.	21,660,991	52,010
	Ayala Corp.	2,984,134	51,742
	Aboitiz Equity Ventures Inc.	27,543,116	42,363
	Bank of the Philippine Islands	19,555,128	41,008
	Universal Robina Corp.	10,835,651	37,288
	Metropolitan Bank & Trust Co.	15,946,299	26,940
	Jollibee Foods Corp.	5,291,335	22,232
	Metro Pacific Investments Corp.	156,184,000	20,566
	Ayala Land Inc.	29,052,350	20,531
	PLDT Inc.	545,254	19,353
	Aboitiz Power Corp.	19,157,571	16,302
	Security Bank Corp.	3,778,190	16,120
	Alliance Global Group Inc.	50,680,842	15,013
	Manila Electric Co.	2,576,335	14,436
	DMCI Holdings Inc.	52,000,754	13,381
	GT Capital Holdings Inc.	524,227	13,225
	Megaworld Corp.	141,785,025	11,523
	Semirara Mining & Power Corp. Class A	3,829,279	11,415
	Energy Development Corp.	93,050,131	11,233
	LT Group Inc.	33,361,832	10,659
	Robinsons Land Corp.	19,446,734	9,992
	Puregold Price Club Inc.	11,403,300	9,518
	Robinsons Retail Holdings Inc.	5,211,912	8,284
	International Container Terminal Services Inc.	4,089,904	7,281
*	DoubleDragon Properties Corp.	6,822,610	7,103
	Cosco Capital Inc.	42,454,200	6,935
*	Bloomberry Resorts Corp.	37,783,650	6,809
	D&L Industries Inc.	24,555,300	6,289
	Manila Water Co. Inc.	9,548,300	6,106
	First Gen Corp.	14,140,200	6,084
	Petron Corp.	29,678,427	5,410
	Vista Land & Lifescapes Inc.	46,546,650	4,929
	Cebu Air Inc.	2,152,780	4,653
*	Century Pacific Food Inc.	12,990,242	4,289
	Filinvest Land Inc.	112,517,000	3,902
	First Philippine Holdings Corp.	2,499,040	3,627
	Globe Telecom Inc.	85,390	3,548
*	Melco Crown Philippines Resorts Corp.	22,007,200	3,244
	Lopez Holdings Corp.	20,459,170	3,148
	Nickel Asia Corp.	21,028,100	2,628
	Emperador Inc.	26,219	3
			797,768
Poland (0.3%)
	Polski Koncern Naftowy ORLEN SA	3,943,200	117,845
	Powszechna Kasa Oszczednosci Bank Polski SA	10,599,948	96,508
	Powszechny Zaklad Ubezpieczen SA	6,937,874	76,550
	Bank Pekao SA	1,934,775	70,117
	KGHM Polska Miedz SA	1,685,815	53,403
	Polskie Gornictwo Naftowe i Gazownictwo SA	21,377,625	36,451
*	Bank Zachodni WBK SA	356,262	32,693
	LPP SA	15,741	28,163
	PGE Polska Grupa Energetyczna SA	9,139,185	27,146
*	Alior Bank SA	1,032,696	19,862

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Grupa Lotos SA	1,122,092	17,480
*	mBank SA	154,753	17,270
	CCC SA	261,376	15,116
	KRUK SA	188,388	13,885
	Asseco Poland SA	973,611	13,700
*	CD Projekt SA	768,839	13,434
*	Bank Millennium SA	7,236,161	12,907
*	Jastrzebska Spolka Weglowa SA	626,035	12,635
*,^	Cyfrowy Polsat SA	1,917,415	11,997
*	Kernel Holding SA	620,089	11,043
*	Tauron Polska Energia SA	12,712,939	10,783
	Grupa Azoty SA	563,346	9,934
	Orange Polska SA	8,119,296	9,683
	Eurocash SA	995,589	8,828
	Budimex SA	123,985	8,788
	Synthos SA	5,699,667	7,916
*,^	Enea SA	2,561,194	7,867
	Bank Handlowy w Warszawie SA	393,560	7,599
^	Energa SA	2,584,128	6,636
	Ciech SA	311,299	6,226
*,^	PKP Cargo SA	349,372	5,753
^	Warsaw Stock Exchange	338,611	3,961
*	UNIWHEELS AG	55,473	3,377
*,^	Boryszew SA	1,054,764	3,151
*	Lubelski Wegiel Bogdanka SA	127,768	2,390
*,^	Getin Noble Bank SA	4,707,280	2,256
	Neuca SA	19,498	1,974
*	Getin Holding SA	4,595,803	1,563
*,^	Bioton SA	705,412	1,287
*	Globe Trade Centre SA	187,316	444
*	Integer.pl SA	22,746	284
			808,905
Portugal (0.1%)
	Galp Energia SGPS SA	6,376,309	99,094
	EDP - Energias de Portugal SA	28,701,023	94,720
	Jeronimo Martins SGPS SA	3,013,080	55,293
	Banco Comercial Portugues SA	109,964,128	24,567
	EDP Renovaveis SA	2,475,352	18,864
	NOS SGPS SA	2,820,908	16,158
	Navigator Co. SA	3,152,308	13,338
*	Sonae SGPS SA	11,571,996	11,873
	CTT-Correios de Portugal SA	1,913,840	10,924
*	REN - Redes Energeticas Nacionais SGPS SA	3,307,525	9,722
	Altri SGPS SA	966,640	4,514
	Semapa-Sociedade de Investimento e Gestao	261,590	4,103
^	Mota-Engil SGPS SA	1,004,427	2,554
	Sonaecom SGPS SA	366,784	1,058
*	Banco BPI SA	709,512	834
*	Banco Espirito Santo SA	19,970,703	29
			367,645
Qatar (0.2%)
	Qatar National Bank QPSC	2,818,936	111,305
	Industries Qatar QSC	1,838,882	52,664
*	Masraf Al Rayan QSC	4,495,634	51,694
	Ooredoo QSC	1,330,361	37,909
	Qatar Insurance Co. SAQ	1,654,818	32,313
	Qatar Islamic Bank SAQ	709,151	19,650
*	Commercial Bank QSC	2,381,214	19,618
	Qatar Electricity & Water Co. QSC	329,870	18,838
	Qatar Gas Transport Co. Ltd.	3,307,966	18,092
	Doha Bank QSC	1,690,424	14,511
	Qatar Navigation QSC	733,260	14,188
*	Aamal Co.	3,055,665	11,087
	United Development Co. QSC	2,079,238	10,949

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Barwa Real Estate Co.	1,136,763	10,626
*	Vodafone Qatar QSC	3,998,818	10,340
*	Qatar International Islamic Bank QSC	487,005	8,420
*	Ezdan Holding Group QSC	1,892,454	7,952
	Qatari Investors Group QSC	381,297	5,972
	Gulf International Services QSC	623,900	4,380
	Medicare Group	157,680	4,199
	Salam International Investment Ltd. QSC	878,422	2,536
	Al Meera Consumer Goods Co. QSC	57,720	2,486
*	Doha Bank QSC Rights Exp. 05/09/2017	205,159	355
			470,084
Russia (0.8%)
	Sberbank of Russia PJSC	127,945,302	371,625
	Gazprom PJSC	105,374,391	253,133
	Lukoil PJSC	4,641,094	229,970
	Novatek PJSC	9,974,446	121,868
	Magnit PJSC GDR	3,422,086	119,693
	MMC Norilsk Nickel PJSC	580,217	89,139
	Tatneft PAO	12,939,671	85,703
	AK Transneft OAO Preference Shares	19,161	64,863
	Rosneft Oil Co. PJSC	11,043,323	61,557
	Gazprom PJSC ADR (London Shares)	12,657,376	60,091
	Mobile TeleSystems PJSC ADR	5,785,424	59,706
	VTB Bank PJSC	48,747,994,410	57,147
	Alrosa PJSC	30,587,200	52,730
	Surgutneftegas OAO Preference Shares	92,208,200	49,417
	Lukoil PJSC ADR	965,615	47,930
	Novatek PJSC GDR	385,783	46,706
	Moscow Exchange MICEX-RTS PJSC	16,550,978	33,466
	Surgutneftegas OJSC	65,737,126	32,228
	Tatneft PJSC ADR (London Shares)	791,543	30,981
	Inter RAO UES PJSC	294,127,336	20,932
	Novolipetsk Steel PJSC GDR	979,252	18,567
	Severstal PAO	1,360,148	18,540
	RusHydro PJSC	1,169,651,350	18,393
	PhosAgro PJSC GDR	1,240,235	18,293
	Rosneft Oil Co. PJSC GDR	3,243,815	17,947
*	Aeroflot PJSC	5,319,221	16,424
	VTB Bank PJSC GDR	7,061,519	16,327
	Rostelecom PJSC	12,246,523	16,030
	Sberbank of Russia PJSC ADR	1,099,210	13,105
	Bashneft PJSC	220,999	12,318
	MegaFon PJSC GDR	1,144,081	12,242
	Surgutneftegas OJSC ADR	2,472,198	12,096
	Sistema PJSC FC GDR	1,308,195	10,988
	Magnitogorsk Iron & Steel OJSC	17,219,190	10,251
	Federal Grid Co. Unified Energy System JSC	2,965,982,440	10,237
	Severstal PJSC GDR	711,361	9,717
*	LSR Group PJSC GDR	2,478,847	8,220
*	Uralkali PJSC	3,052,112	8,036
	E.ON Russia JSC	158,734,196	7,027
	Tatneft PAO Preference Shares	1,613,671	6,749
	Rosseti PJSC	360,769,566	6,087
	M.Video PJSC	886,366	5,944
	Bashneft PAO Preference Shares	234,572	5,192
	TMK PJSC	3,991,616	5,153
*	Mechel PJSC ADR	720,689	4,331
	Acron PJSC	68,217	4,015
	Mosenergo PJSC	74,207,556	3,046
	Sistema PJSC FC	7,991,188	2,997
*	Raspadskaya OJSC	2,202,948	2,826
	TGC-1 PJSC	10,822,122,665	2,381
*	DIXY Group PJSC	575,520	2,173
	OGK-2 PJSC	277,155,958	1,963

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Novolipetsk Steel PJSC	1,019,420	1,929
	MMC Norilsk Nickel PJSC ADR	21,873	336
	Tatneft PJSC ADR	3,534	139
	Sberbank of Russia PJSC ADR (OTC Shares)	8,082	96
	Gazprom PJSC ADR	10,809	51
*	Mechel PJSC	14,601	45
			2,199,096
Singapore (1.0%)
	DBS Group Holdings Ltd.	22,141,358	305,781
	Oversea-Chinese Banking Corp. Ltd.	40,651,963	284,714
	Singapore Telecommunications Ltd.	92,178,072	246,787
^	United Overseas Bank Ltd.	15,104,524	235,173
*	CapitaLand Ltd.	31,100,407	83,565
	Keppel Corp. Ltd.	17,447,176	81,121
	Global Logistic Properties Ltd.	36,181,807	74,541
	Wilmar International Ltd.	26,015,465	66,081
	Genting Singapore plc	73,462,241	58,530
	City Developments Ltd.	7,255,587	55,990
	Ascendas REIT	30,055,554	55,086
	Singapore Exchange Ltd.	10,097,402	53,505
	Singapore Technologies Engineering Ltd.	19,031,446	51,627
	ComfortDelGro Corp. Ltd.	25,035,162	49,054
^	Singapore Press Holdings Ltd.	19,663,744	48,799
	Singapore Airlines Ltd.	6,356,807	46,568
	Jardine Cycle & Carriage Ltd.	1,354,774	45,846
	CapitaLand Mall Trust	28,403,441	40,052
	Suntec REIT	30,331,945	38,411
	UOL Group Ltd.	5,877,932	30,444
	CapitaLand Commercial Trust	25,289,680	29,392
	SATS Ltd.	7,740,485	28,226
	Venture Corp. Ltd.	3,103,991	27,090
	Mapletree Commercial Trust	23,184,866	26,472
	Hutchison Port Holdings Trust	62,408,313	25,265
	Sembcorp Industries Ltd.	11,137,503	24,132
	Yangzijiang Shipbuilding Holdings Ltd.	25,603,316	21,037
*	Golden Agri-Resources Ltd.	80,004,899	20,582
	Mapletree Industrial Trust	15,384,580	19,709
^	Singapore Post Ltd.	19,111,024	18,858
	Keppel REIT	23,675,589	17,959
	Mapletree Greater China Commercial Trust	23,382,600	17,900
	Mapletree Logistics Trust	18,295,300	14,799
	StarHub Ltd.	7,311,935	14,581
^	Sembcorp Marine Ltd.	10,301,734	11,992
	United Engineers Ltd.	5,712,800	11,764
*	Noble Group Ltd.	110,850,149	11,330
	Yanlord Land Group Ltd.	8,484,164	11,325
^	Raffles Medical Group Ltd.	10,679,900	10,698
	Ascott Residence Trust	12,510,549	9,806
	Frasers Centrepoint Trust	6,477,800	9,790
	Starhill Global REIT	16,538,700	9,112
	Frasers Logistics & Industrial Trust	12,207,300	8,819
	Keppel Infrastructure Trust	23,283,300	8,669
	Parkway Life REIT	4,564,870	8,369
	CDL Hospitality Trusts	7,516,300	8,342
	First Resources Ltd.	5,951,800	7,981
*	Genting Hong Kong Ltd.	24,240,225	7,273
	Keppel DC REIT	8,160,403	7,233
	Fortune REIT (Singapore Shares)	6,141,000	7,151
	SIA Engineering Co. Ltd.	2,612,014	6,990
	Lippo Malls Indonesia Retail Trust	22,916,200	6,973
	Croesus Retail Trust	9,766,800	6,812
	CapitaLand Retail China Trust	5,942,480	6,762
	Ascendas India Trust	8,017,500	6,607
	Frasers Commercial Trust	6,879,469	6,600

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Manulife US REIT	7,573,100	6,363
	Cambridge Industrial Trust	14,936,000	6,266
	Cache Logistics Trust	10,095,700	6,248
	Wing Tai Holdings Ltd.	4,471,213	6,045
	OUE Hospitality Trust	11,587,466	5,969
	Asian Pay Television Trust	15,884,400	5,858
^	Yoma Strategic Holdings Ltd.	14,028,647	5,816
^	M1 Ltd.	3,600,517	5,593
	First REIT	5,744,200	5,547
	Ascendas Hospitality Trust	9,440,800	5,262
	Accordia Golf Trust	9,043,784	4,821
	SPH REIT	6,791,100	4,790
	OUE Ltd.	3,196,900	4,689
	RHT Health Trust	6,901,600	4,670
*,^	Ezion Holdings Ltd.	21,465,142	4,597
	Soilbuild Business Space REIT	9,450,090	4,495
	Far East Hospitality Trust	10,268,900	4,413
	Sabana Shari'ah Compliant Industrial REIT	12,902,318	4,199
*,^	SIIC Environment Holdings Ltd.	10,888,580	4,131
^	Sheng Siong Group Ltd.	5,887,000	4,129
*,^	Beijing Gas Blue Sky Holdings Ltd.	55,800,000	4,088
	Silverlake Axis Ltd.	9,735,680	3,932
	Sarine Technologies Ltd.	2,729,796	3,756
*,^	China Animal Healthcare Ltd.	4,917,000	3,287
^	Hyflux Ltd.	7,038,700	2,796
	GL Ltd.	4,923,900	2,732
^	Midas Holdings Ltd.	14,122,000	2,274
*,^	COSCO Shipping International Singapore Co. Ltd.	11,079,116	2,263
^	China Everbright Water Ltd.	5,866,000	1,952
	Bumitama Agri Ltd.	3,630,700	1,920
	Indofood Agri Resources Ltd.	4,930,700	1,723
	Boustead Singapore Ltd.	2,307,400	1,470
*	Ying Li International Real Estate Ltd.	12,669,800	1,269
*,^	China Fishery Group Ltd.	9,033,000	491
*	Vard Holdings Ltd.	1,017,300	179
*,^	Ezra Holdings Ltd.	20,298,532	160
*	Ezion Holdings Ltd Warrants Expire 04/15/2020	3,136,323	139
	Olam International Ltd.	20,059	27
*	Keppel Telecommunications & Transportation Ltd.	10,600	14
			2,586,448
South Africa (1.6%)
	Naspers Ltd.	5,273,689	1,002,800
	Sasol Ltd.	6,788,081	208,020
	MTN Group Ltd.	21,900,461	207,120
	Standard Bank Group Ltd.	14,748,512	163,776
	Steinhoff International Holdings NV	30,602,556	155,678
	FirstRand Ltd.	37,088,228	138,370
*	Sanlam Ltd.	21,405,314	113,673
^	Remgro Ltd.	6,452,092	107,106
	Aspen Pharmacare Holdings Ltd.	4,396,341	91,186
	Bid Corp. Ltd.	4,125,436	87,398
	Shoprite Holdings Ltd.	5,313,634	83,361
	Vodacom Group Ltd.	6,098,914	68,978
	Growthpoint Properties Ltd.	34,722,445	66,545
	Woolworths Holdings Ltd.	11,699,852	63,420
	Tiger Brands Ltd.	2,011,058	60,738
	AngloGold Ashanti Ltd.	4,973,260	56,953
	Barclays Africa Group Ltd.	5,136,916	56,419
	Bidvest Group Ltd.	4,360,960	52,053
	Redefine Properties Ltd.	61,497,434	50,617
	Sappi Ltd.	6,714,952	49,868
	Nedbank Group Ltd.	2,597,200	43,788
	Discovery Ltd.	3,912,962	39,176
	Mondi Ltd.	1,445,304	37,474

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	RMB Holdings Ltd.	8,107,143	37,182
^	Capitec Bank Holdings Ltd.	638,395	36,451
	Life Healthcare Group Holdings Ltd.	16,872,311	36,317
	Truworths International Ltd.	5,523,862	35,768
	Mr Price Group Ltd.	2,999,046	35,253
	Netcare Ltd.	17,692,519	35,107
	Gold Fields Ltd.	9,980,499	32,711
	Clicks Group Ltd.	3,249,260	32,656
	Foschini Group Ltd.	2,660,817	31,769
	SPAR Group Ltd.	2,328,748	31,388
	New Europe Property Investments plc	2,812,160	30,848
	Resilient REIT Ltd.	3,380,598	29,452
	AVI Ltd.	3,975,561	29,063
	Hyprop Investments Ltd.	3,111,797	28,734
	Imperial Holdings Ltd.	2,255,266	28,524
*	Impala Platinum Holdings Ltd.	8,317,020	26,688
	Rand Merchant Investment Holdings Ltd.	8,343,827	26,198
	Brait SE	3,983,637	25,421
	Investec Ltd.	3,381,555	25,374
	Barloworld Ltd.	2,813,880	25,348
	PSG Group Ltd.	1,248,007	23,656
	Pioneer Foods Group Ltd.	1,908,937	23,546
	Fortress Income Fund Ltd. Class B	9,208,696	23,100
	MMI Holdings Ltd.	12,670,455	22,114
	Telkom SA SOC Ltd.	3,782,885	21,171
	Pick n Pay Stores Ltd.	4,409,892	20,952
*	Anglo American Platinum Ltd.	754,050	18,620
	Sibanye Gold Ltd.	8,995,816	18,077
^	Exxaro Resources Ltd.	2,113,008	17,976
	Fortress Income Fund Ltd. Class A	13,679,999	17,950
*	Northam Platinum Ltd.	4,339,148	16,115
	EOH Holdings Ltd.	1,483,776	15,710
	Coronation Fund Managers Ltd.	3,288,374	15,600
	Massmart Holdings Ltd.	1,401,704	13,555
	KAP Industrial Holdings Ltd.	17,636,461	12,356
	JSE Ltd.	1,126,715	12,012
	Tongaat Hulett Ltd.	1,297,654	11,715
	Tsogo Sun Holdings Ltd.	6,213,670	11,706
	Liberty Holdings Ltd.	1,436,293	11,581
	AECI Ltd.	1,331,172	11,538
*	Super Group Ltd.	4,153,451	11,427
	SA Corporate Real Estate Ltd.	27,467,871	11,291
*	Kumba Iron Ore Ltd.	861,265	11,197
	DataTec Ltd.	2,421,667	10,533
	Vukile Property Fund Ltd.	7,403,631	10,512
	Reunert Ltd.	1,961,939	10,389
*	Nampak Ltd.	7,666,752	10,268
	Harmony Gold Mining Co. Ltd.	4,681,939	10,138
*	Rockcastle Global Real Estate Co. Ltd.	3,974,844	9,790
	Famous Brands Ltd.	865,767	9,608
*	Attacq Ltd.	7,076,236	9,006
	Advtech Ltd.	6,209,013	8,879
	African Rainbow Minerals Ltd.	1,391,574	8,797
	Santam Ltd.	473,978	8,767
	Omnia Holdings Ltd.	735,470	8,766
*	PPC Ltd.	14,714,672	6,894
	Cashbuild Ltd.	240,144	6,526
	Sun International Ltd.	1,175,179	6,415
	Assore Ltd.	393,724	6,347
	Wilson Bayly Holmes-Ovcon Ltd.	577,376	6,175
*	Zeder Investments Ltd.	11,264,956	6,037
	Emira Property Fund Ltd.	5,656,772	5,926
	Blue Label Telecoms Ltd.	4,471,080	5,675
	Hosken Consolidated Investments Ltd.	547,678	5,671

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Trencor Ltd.	1,845,887	5,558
^	Steinhoff International Holdings NV (Frankfurt Shares)	1,089,227	5,540
^	Ascendis Health Ltd.	2,866,140	5,351
*	Curro Holdings Ltd.	1,532,296	5,302
	Rebosis Property Fund Ltd.	5,783,800	5,275
	Murray & Roberts Holdings Ltd.	4,977,717	5,218
	Astral Foods Ltd.	444,420	5,165
	Alexander Forbes Group Holdings Ltd.	10,582,890	5,105
	Distell Group Ltd.	501,178	5,042
	Arrowhead Properties Ltd.	7,385,125	4,879
*	Grindrod Ltd.	5,262,575	4,734
*	Metair Investments Ltd.	2,709,934	4,641
	Mpact Ltd.	1,996,598	4,625
	City Lodge Hotels Ltd.	412,271	4,590
	Adcock Ingram Holdings Ltd.	904,761	4,053
	Hudaco Industries Ltd.	384,042	3,911
	Peregrine Holdings Ltd.	1,907,608	3,789
	Delta Property Fund Ltd.	5,729,676	3,760
*	Consolidated Infrastructure Group Ltd.	2,514,699	3,422
	Raubex Group Ltd.	1,843,511	3,324
*	Alviva Holdings Ltd.	2,107,033	3,321
*	ArcelorMittal South Africa Ltd.	5,719,472	3,212
	Lewis Group Ltd.	1,103,130	3,123
	MAS Real Estate Inc.	1,820,186	3,050
	Oceana Group Ltd.	371,499	2,763
*	Aveng Ltd.	5,451,270	2,326
^	Invicta Holdings Ltd.	538,753	2,206
	Merafe Resources Ltd.	17,036,296	2,114
	Clover Industries Ltd.	1,731,083	2,105
*	Royal Bafokeng Platinum Ltd.	784,196	2,072
^	DRDGOLD Ltd.	4,780,279	1,864
	Group Five Ltd.	1,165,653	1,362
	Adcorp Holdings Ltd.	1,285,169	1,316
*	Adcock Ingram Holdings Ltd. Warrants Expires 7/26/2019	5,387	2
			4,292,973
South Korea (3.5%)
	Samsung Electronics Co. Ltd.	1,245,901	2,442,500
	Samsung Electronics Co. Ltd. Preference Shares	205,512	316,473
	SK Hynix Inc.	6,518,623	308,809
	NAVER Corp.	325,434	228,723
	Hyundai Motor Co.	1,784,223	225,663
	Shinhan Financial Group Co. Ltd.	4,892,192	204,256
	KB Financial Group Inc.	4,518,239	198,610
	POSCO	767,547	181,205
	Hyundai Mobis Co. Ltd.	802,273	156,460
	LG Chem Ltd.	575,283	138,372
	Hana Financial Group Inc.	3,634,918	124,841
	KT&G Corp.	1,366,176	121,834
	Samsung C&T Corp.	1,103,520	119,577
	SK Innovation Co. Ltd.	750,109	112,535
	Korea Electric Power Corp.	2,510,517	100,070
	Amorepacific Corp.	389,390	99,860
	Kia Motors Corp.	3,195,838	97,828
	Samsung Fire & Marine Insurance Co. Ltd.	403,258	94,940
	SK Holdings Co. Ltd.	411,687	87,690
	Samsung Life Insurance Co. Ltd.	903,338	86,846
	LG Household & Health Care Ltd.	109,096	82,963
	Woori Bank	6,284,302	82,405
*	Hyundai Heavy Industries Co. Ltd.	565,027	81,931
	Samsung SDI Co. Ltd.	675,878	81,594
	LG Electronics Inc.	1,325,043	80,435
*,^	Celltrion Inc.	938,103	73,813
	LG Display Co. Ltd.	2,767,386	71,310
	NCSoft Corp.	211,309	66,826

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	LG Corp.	1,099,911	65,336
	Coway Co. Ltd.	659,835	58,183
	SK Telecom Co. Ltd.	261,075	55,109
	Lotte Chemical Corp.	178,324	53,532
	E-MART Inc.	256,002	51,711
	Samsung SDS Co. Ltd.	398,526	48,123
	Hankook Tire Co. Ltd.	918,068	47,510
	Korea Zinc Co. Ltd.	122,078	45,631
	S-Oil Corp.	513,979	44,966
	Korea Aerospace Industries Ltd.	793,721	44,488
	Hyundai Steel Co.	912,577	43,956
	Samsung Electro-Mechanics Co. Ltd.	666,132	42,735
	Kangwon Land Inc.	1,327,494	42,171
	AMOREPACIFIC Group	360,237	41,619
	Hyundai Motor Co. 2nd Preference Shares	455,936	39,776
	Hyundai Engineering & Construction Co. Ltd.	877,685	37,386
	Hyosung Corp.	286,605	36,199
	Mirae Asset Daewoo Co. Ltd.	4,613,038	36,101
	Industrial Bank of Korea	3,271,641	35,879
	Dongbu Insurance Co. Ltd.	583,753	34,859
	LG Uplus Corp.	2,619,771	33,288
	GS Holdings Corp.	633,544	32,976
	Shinhan Financial Group Co. Ltd. ADR	768,142	32,078
*	Samsung Heavy Industries Co. Ltd.	3,256,097	30,863
	Lotte Shopping Co. Ltd.	131,672	30,365
	BNK Financial Group Inc.	3,587,553	30,088
^	Kakao Corp.	377,166	29,942
	Hyundai Development Co-Engineering & Construction	750,632	29,462
	Orion Corp.	49,158	29,174
	Hyundai Glovis Co. Ltd.	228,517	29,101
	Korea Electric Power Corp. ADR	1,417,082	28,072
	CJ CheilJedang Corp.	88,859	26,647
	CJ Corp.	161,235	26,486
*,^	Samsung Biologics Co. Ltd.	171,254	26,303
	Hanssem Co. Ltd.	123,365	23,849
	Hyundai Marine & Fire Insurance Co. Ltd.	738,427	23,781
	BGF retail Co. Ltd.	245,613	23,646
	Daelim Industrial Co. Ltd.	332,886	23,482
*,^	Hanmi Pharm Co. Ltd.	85,498	23,167
	Hanwha Chemical Corp.	987,510	21,802
	Hyundai Motor Co. Preference Shares	267,064	21,654
	Medy-Tox Inc.	48,835	21,461
	Amorepacific Corp. Preference Shares	127,338	21,269
	Korea Investment Holdings Co. Ltd.	463,385	20,876
	Hanwha Corp.	594,621	20,861
*,^	Samsung Engineering Co. Ltd.	1,932,590	20,682
*	Hanwha Techwin Co. Ltd.	447,556	20,438
	Samsung Securities Co. Ltd.	667,931	20,280
	KCC Corp.	67,322	20,120
	KB Financial Group Inc. ADR	460,711	20,027
	S-1 Corp.	232,069	19,898
	DGB Financial Group Inc.	1,942,199	19,854
	LG Innotek Co. Ltd.	171,407	19,794
	Yuhan Corp.	96,512	19,663
	NH Investment & Securities Co. Ltd.	1,593,686	18,458
	Hyundai Department Store Co. Ltd.	189,984	18,043
^	Hotel Shilla Co. Ltd.	376,247	16,783
	CJ E&M Corp.	233,454	16,511
^	Mando Corp.	81,490	16,472
	POSCO ADR	272,292	16,071
	Hanwha Life Insurance Co. Ltd.	2,971,874	16,053
*	Daewoo Engineering & Construction Co. Ltd.	2,457,667	15,760
	Shinsegae Inc.	87,502	15,726
^	OCI Co. Ltd.	226,114	15,666

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Doosan Heavy Industries & Construction Co. Ltd.	758,765	15,481
*	Korean Air Lines Co. Ltd.	571,323	15,367
	Hanon Systems	2,061,874	15,321
*,^	GS Engineering & Construction Corp.	553,053	15,181
	LG Chem Ltd. Preference Shares	88,371	14,115
^	Kumho Petrochemical Co. Ltd.	210,945	14,095
*,^	ViroMed Co. Ltd.	168,145	13,625
*,^	Kumho Tire Co. Inc.	1,913,289	13,527
	Cheil Worldwide Inc.	828,954	13,434
*	Korea Gas Corp.	327,305	13,406
*	Doosan Infracore Co. Ltd.	1,617,091	13,375
	Samsung Card Co. Ltd.	381,274	13,369
	KEPCO Plant Service & Engineering Co. Ltd.	265,149	13,367
	SK Networks Co. Ltd.	1,899,577	13,360
*,^	CJ Korea Express Corp.	89,878	13,137
	Com2uSCorp	123,387	13,005
	Meritz Securities Co. Ltd.	3,582,215	12,990
*,^	Komipharm International Co. Ltd.	396,330	12,876
	KB Insurance Co. Ltd.	442,426	12,708
	Kolon Industries Inc.	210,336	12,635
	SK Chemicals Co. Ltd.	226,413	12,528
^	CJ CGV Co. Ltd.	160,546	12,057
	LS Corp.	210,395	12,039
	Posco Daewoo Corp.	568,185	11,972
^	Korea Kolmar Co. Ltd.	167,336	11,797
	Lotte Confectionery Co. Ltd.	64,585	11,624
	LG Household & Health Care Ltd. Preference Shares	24,326	11,434
	Korean Reinsurance Co.	1,116,555	11,083
	Lotte Chilsung Beverage Co. Ltd.	7,444	10,979
^	Youngone Corp.	368,513	10,974
	Hyundai Wia Corp.	192,436	10,970
	NongShim Co. Ltd.	39,039	10,879
*,^	NHN Entertainment Corp.	196,858	10,752
	Samsung Electronics Co. Ltd. GDR	10,809	10,606
	Doosan Corp.	123,507	10,544
^	SK Materials Co. Ltd.	66,069	10,235
*,^	Pan Ocean Co. Ltd.	2,236,962	10,228
	Ottogi Corp.	15,790	10,227
	Meritz Fire & Marine Insurance Co. Ltd.	652,381	10,145
*	Hugel Inc.	24,647	10,091
*	Hyundai Mipo Dockyard Co. Ltd.	123,917	10,072
	Dongsuh Cos. Inc.	370,734	10,043
^	Cosmax Inc.	79,729	9,951
^	KIWOOM Securities Co. Ltd.	143,161	9,936
^	LIG Nex1 Co. Ltd.	134,856	9,559
^	Green Cross Corp.	64,604	9,302
	Green Cross Holdings Corp.	324,024	9,277
	GS Retail Co. Ltd.	191,716	8,945
	Hyundai Greenfood Co. Ltd.	632,723	8,885
	LG International Corp.	306,095	8,737
*,2	Netmarble Games Corp.	62,600	8,637
	LS Industrial Systems Co. Ltd.	190,332	8,492
*,^	Hanmi Science Co. ltd	156,529	8,338
*,^	Yungjin Pharmaceutical Co. Ltd.	1,094,017	8,209
*	Dongbu HiTek Co. Ltd.	426,548	7,903
	SFA Engineering Corp.	113,854	7,820
	Innocean Worldwide Inc.	139,110	7,801
	Samyang Holdings Corp.	70,038	7,781
	Poongsan Corp.	225,833	7,741
*	WONIK IPS Co. Ltd.	339,977	7,732
	KT Corp.	271,133	7,671
	Hyundai Home Shopping Network Corp.	71,427	7,659
^	Hana Tour Service Inc.	103,303	7,658
^	Seoul Semiconductor Co. Ltd.	455,579	7,521

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Chong Kun Dang Pharmaceutical Corp.	73,318	7,501
	Eo Technics Co. Ltd.	99,640	7,419
	Hansol Chemical Co. Ltd.	101,879	7,285
^	Fila Korea Ltd.	119,329	7,276
	Dongkuk Steel Mill Co. Ltd.	747,417	7,273
	LOTTE Fine Chemical Co. Ltd.	210,997	7,138
	Korea Petrochemical Ind Co. Ltd.	34,206	7,101
^	Kolon Life Science Inc.	57,182	7,071
	Hite Jinro Co. Ltd.	380,714	6,994
*,^	Advanced Process Systems Corp.	152,019	6,960
^	Hyundai Elevator Co. Ltd.	126,736	6,934
^	LOTTE Himart Co. Ltd.	142,352	6,880
^	Paradise Co. Ltd.	541,600	6,703
^	Koh Young Technology Inc.	140,411	6,623
	LG Hausys Ltd.	75,331	6,616
*	Hanjin Kal Corp.	370,035	6,577
	JB Financial Group Co. Ltd.	1,217,659	6,464
	GS Home Shopping Inc.	35,968	6,428
	SKC Co. Ltd.	245,055	6,166
*,^	Osstem Implant Co. Ltd.	132,452	6,139
	CJ O Shopping Co. Ltd.	36,368	6,103
	IS Dongseo Co. Ltd.	161,035	6,076
^	Daou Technology Inc.	309,197	5,633
*	Seegene Inc.	177,421	5,555
	Loen Entertainment Inc.	71,645	5,532
^	Korea Real Estate Investment & Trust Co. Ltd.	1,954,617	5,434
^	JW Pharmaceutical Corp.	141,408	5,382
	Ilyang Pharmaceutical Co. Ltd.	159,794	5,382
^	Bukwang Pharmaceutical Co. Ltd.	292,612	5,356
	Vieworks Co. Ltd.	92,035	5,326
	DuzonBizon Co. Ltd.	222,706	5,322
^	Toptec Co. Ltd.	220,848	5,314
^	SPC Samlip Co. Ltd.	28,562	5,284
	LG Electronics Inc. Preference Shares	203,257	5,241
	Huchems Fine Chemical Corp.	255,971	5,217
^	DoubleUGames Co. Ltd.	108,018	5,202
	LF Corp.	236,599	5,185
	Korea Electric Terminal Co. Ltd.	82,601	5,162
	Soulbrain Co. Ltd.	106,101	5,126
	Taekwang Industrial Co. Ltd.	6,482	5,074
*,^	Hanall Biopharma Co. Ltd.	449,940	5,018
	Hankook Tire Worldwide Co. Ltd.	284,173	4,994
	Nexen Tire Corp.	414,937	4,976
	Young Poong Corp.	5,996	4,972
*,^	Homecast Co. Ltd.	616,966	4,901
*,^	Chabiotech Co. Ltd.	435,363	4,888
^	Hansae Co. Ltd.	203,615	4,885
	Lotte Food Co. Ltd.	8,567	4,828
	Tongyang Inc.	2,535,689	4,794
	Daesang Corp.	228,668	4,772
*	Hyundai Rotem Co. Ltd.	258,548	4,758
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	30,114	4,746
	Dongwon Industries Co. Ltd.	15,930	4,727
*,^	HLB Inc.	389,457	4,719
^	Grand Korea Leisure Co. Ltd.	246,955	4,708
*,^	Genexine Co. Ltd.	129,239	4,691
	Partron Co. Ltd.	484,528	4,636
^	Maeil Dairy Industry Co. Ltd.	45,943	4,611
	Halla Holdings Corp.	86,401	4,600
*,^	SM Entertainment Co.	202,077	4,587
	KT Corp. ADR	276,019	4,579
	Dong-A Socio Holdings Co. Ltd.	35,431	4,573
*,^	Taihan Electric Wire Co. Ltd.	3,027,629	4,572
	Hanwha General Insurance Co. Ltd.	701,425	4,566

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Ahnlab Inc.	71,410	4,549
^	Dong-A ST Co. Ltd.	54,961	4,525
*,^	DIO Corp.	146,414	4,524
*,^	Medipost Co. Ltd.	85,050	4,513
	Handsome Co. Ltd.	162,819	4,486
*	Asiana Airlines Inc.	1,126,737	4,457
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	115,105	4,431
	Modetour Network Inc.	127,551	4,425
^	Jeil Pharmaceutical Co.	73,190	4,424
	Hanil Cement Co. Ltd.	42,820	4,400
^	Daewoong Pharmaceutical Co. Ltd.	55,249	4,377
	SK Gas Ltd.	42,383	4,373
*,2	CEMEX Holdings Philippines Inc.	29,719,577	4,366
	SK Telecom Co. Ltd. ADR	181,472	4,281
^	TES Co. Ltd.	186,535	4,267
^	Posco ICT Co. Ltd.	699,861	4,217
	Mirae Asset Life Insurance Co. Ltd.	856,061	4,200
^	ST Pharm Co. Ltd.	102,246	4,108
*,^	Foosung Co. Ltd.	645,369	4,101
	Meritz Financial Group Inc.	360,398	4,020
	Daishin Securities Co. Ltd.	369,484	4,004
	LEENO Industrial Inc.	104,648	3,916
*,^	Amicogen Inc.	95,718	3,891
	Namyang Dairy Products Co. Ltd.	4,992	3,805
*,^	Webzen Inc.	211,082	3,753
	NICE Holdings Co. Ltd.	217,775	3,672
*,^	CrystalGenomics Inc.	278,870	3,671
*	Jusung Engineering Co. Ltd.	402,637	3,640
*,^	GemVax & Kael Co. Ltd.	317,429	3,638
	Binggrae Co. Ltd.	60,180	3,629
*,^	Gamevil Inc.	54,909	3,612
	Hanjin Transportation Co. Ltd.	134,377	3,586
^	S&T Motiv Co. Ltd.	89,659	3,545
^	Seah Besteel Corp.	144,032	3,531
^	Able C&C Co. Ltd.	136,796	3,515
^	NS Shopping Co. Ltd.	233,760	3,513
*	Celltrion Pharm Inc.	198,671	3,488
*	SK Securities Co. Ltd.	3,313,585	3,488
	POSCO Chemtech Co. Ltd.	274,282	3,469
*,^	Jenax Inc.	163,798	3,456
	Samyang Corp.	40,707	3,443
*	Ssangyong Motor Co.	515,545	3,416
	Tongyang Life Insurance Co. Ltd.	383,786	3,385
^	Hyundai Livart Furniture Co. Ltd.	134,689	3,366
^	YG Entertainment Inc.	126,597	3,354
^	KEPCO Engineering & Construction Co. Inc.	148,341	3,282
	Sebang Global Battery Co. Ltd.	98,839	3,257
*,^	Interflex Co. Ltd.	130,565	3,209
	AK Holdings Inc.	56,553	3,203
^	Caregen Co. Ltd.	50,872	3,201
	DongKook Pharmaceutical Co. Ltd.	53,050	3,160
*,^	Aprogen pharmaceuticals Inc.	947,067	3,143
*,^	CMG Pharmaceutical Co. Ltd.	1,016,000	3,085
	Muhak Co. Ltd.	151,442	3,063
	Hansol Paper Co. Ltd.	183,859	3,052
*,^	Korea Line Corp.	143,725	3,045
^	iMarketKorea Inc.	257,760	3,010
	KISWIRE Ltd.	90,649	3,010
	Daeduck Electronics Co.	365,585	2,981
*,^	ATGen Co. Ltd.	102,708	2,979
*,^	Binex Co. Ltd.	265,599	2,936
	NICE Information Service Co. Ltd.	416,852	2,925
	Hancom Inc.	193,319	2,921
	It's Skin Co. Ltd.	72,997	2,916

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	i-SENS Inc.	111,190	2,880
^	InBody Co. Ltd.	121,006	2,837
*,^	iNtRON Biotechnology Inc.	133,995	2,821
*,^	Wonik Holdings Co. Ltd.	480,918	2,782
*	Yuanta Securities Korea Co. Ltd.	932,096	2,772
^	Songwon Industrial Co. Ltd.	175,002	2,766
^	Interpark Holdings Corp.	585,913	2,764
^	WeMade Entertainment Co. Ltd.	101,730	2,754
	CJ Hellovision Co. Ltd.	331,769	2,748
^	Dongwon F&B Co. Ltd.	12,172	2,738
	Youngone Holdings Co. Ltd.	58,273	2,721
*	Taewoong Co. Ltd.	117,964	2,719
	Daewoong Co. Ltd.	238,555	2,711
	Silicon Works Co. Ltd.	104,007	2,676
	Kwang Dong Pharmaceutical Co. Ltd.	342,962	2,657
	SeAH Steel Corp.	31,005	2,644
	SL Corp.	166,080	2,641
	Hankook Shell Oil Co. Ltd.	7,400	2,621
*	Taeyoung Engineering & Construction Co. Ltd.	470,960	2,614
	CJ CheilJedang Corp. Preference Shares	19,366	2,612
*	Hansol Technics Co. Ltd.	191,102	2,566
	Sungwoo Hitech Co. Ltd.	390,799	2,544
^	JW Holdings Corp.	367,168	2,520
^	Seobu T&D	168,636	2,497
	Ssangyong Cement Industrial Co. Ltd.	212,608	2,490
	Samchully Co. Ltd.	26,712	2,487
	Kwangju Bank	237,006	2,456
	Daekyo Co. Ltd.	326,587	2,454
	Kumho Industrial Co. Ltd.	298,237	2,451
*,^	Emerson Pacific Inc.	92,169	2,446
^	Dawonsys Co. Ltd.	224,260	2,441
	KT Skylife Co. Ltd.	170,178	2,422
	Shinyoung Securities Co. Ltd.	54,991	2,411
*,^	COSON Co. Ltd.	204,460	2,406
^	Cuckoo Electronics Co. Ltd.	20,853	2,391
*,^	Duk San Neolux Co. Ltd.	72,455	2,382
*	Hanjin Heavy Industries & Construction Co. Ltd.	800,368	2,375
*,^	Peptron Inc.	61,625	2,355
*,^	NUTRIBIOTECH Co. Ltd.	118,326	2,339
*	Leaders Cosmetics Co. Ltd.	142,421	2,337
^	Dae Hwa Pharmaceutical Co. Ltd.	127,958	2,320
	Lock&Lock Co. Ltd.	185,192	2,317
	Daeduck GDS Co. Ltd.	175,573	2,312
^	Kolon Corp.	41,676	2,287
	Hansol Holdings Co. Ltd.	402,377	2,241
^	ICD Co. Ltd.	156,164	2,213
^	Chongkundang Holdings Corp.	36,515	2,198
^	Lutronic Corp.	172,490	2,196
*,^	Pharmicell Co. Ltd.	556,953	2,129
*,^	Hanwha Investment & Securities Co. Ltd.	937,348	2,106
^	Korea Kolmar Holdings Co. Ltd.	69,979	2,028
*	Huons Co. Ltd.	43,179	2,010
	Cell Biotech Co. Ltd.	61,966	2,010
^	Byucksan Corp.	573,698	1,931
*	GNCO Co. Ltd.	1,030,548	1,877
	Daishin Securities Co. Ltd. Preference Shares	253,978	1,863
^	Humedix Co. Ltd.	67,655	1,859
*	SFA Semicon Co. Ltd.	877,116	1,824
*	Woongjin Thinkbig Co. Ltd.	233,971	1,815
	Sindoh Co. Ltd.	39,122	1,805
	Youlchon Chemical Co. Ltd.	154,196	1,802
*,^	APS Holdings Corp.	132,593	1,798
*,^	G-SMATT GLOBAL Co. Ltd.	146,405	1,794
*,^	Naturalendo Tech Co. Ltd.	149,510	1,793

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Namhae Chemical Corp.	221,463	1,786
	Humax Co. Ltd.	169,909	1,776
	INTOPS Co. Ltd.	165,533	1,774
	E1 Corp.	34,649	1,772
*,^	KTB Investment & Securities Co. Ltd.	613,974	1,753
	Seoyon E-Hwa Co. Ltd.	145,014	1,745
^	Crown Haitai Holdings Co. Ltd.	62,414	1,742
*	S&T Dynamics Co. Ltd.	220,674	1,739
*,^	CUROCOM Co. Ltd.	854,191	1,731
	Green Cross Cell Corp.	67,461	1,724
	Kyobo Securities Co. Ltd.	200,539	1,683
^	KH Vatec Co. Ltd.	150,882	1,677
*,^	Insun ENT Co. Ltd.	311,446	1,675
*	NEPES Corp.	196,160	1,671
	Hyundai Corp.	89,853	1,649
^	Sung Kwang Bend Co. Ltd.	177,420	1,644
	KISCO Corp.	49,324	1,625
	Dae Han Flour Mills Co. Ltd.	10,417	1,611
^	Kolao Holdings	273,773	1,608
^	Coreana Cosmetics Co. Ltd.	285,673	1,607
*	Eugene Investment & Securities Co. Ltd.	600,109	1,594
*,^	CrucialTec Co. Ltd.	289,929	1,557
*,^	Agabang&Company	241,830	1,535
^	CJ Freshway Corp.	50,781	1,533
	GOLFZON Co. Ltd.	32,984	1,525
^	SBS Media Holdings Co. Ltd.	575,528	1,446
^	Huons Global Co. Ltd.	48,424	1,422
^	Cosmax BTI Inc	44,704	1,378
*	Neowiz	133,677	1,374
*,^	Lumens Co. Ltd.	422,640	1,347
*,^	Duksan Hi-Metal Co. Ltd.	171,965	1,332
*,^	Samsung Pharmaceutical Co. Ltd.	391,921	1,245
^	Eusu Holdings Co. Ltd.	198,139	1,217
	Sam Young Electronics Co. Ltd.	105,886	1,208
	DY Corp.	195,100	1,194
^	TK Corp.	149,013	1,186
	AtlasBX Co. Ltd.	22,834	1,069
*,^	KONA I Co. Ltd.	122,760	1,046
*,^	3S Korea Co. Ltd.	488,350	1,034
^	Hyundai Corp. Holdings Inc.	69,363	965
*	Crown Confectionery Co. Ltd.	58,636	956
*,^	Cellumed Co. Ltd.	197,862	948
^	GOLFZONNEWDIN Co. Ltd.	184,995	924
	Seoyon Co. Ltd.	100,897	895
*,^	Doosan Engine Co. Ltd.	255,435	850
	MegaStudy Co. Ltd.	25,629	723
*	Dongbu Securities Co. Ltd.	218,187	703
	Hitejinro Holdings Co. Ltd.	55,392	540
	MegaStudyEdu Co. Ltd.	12,638	471
*	CrucialTec Co. Ltd. Rights	107,147	97
*	Tera Resource Co. Ltd.	209,223	9
*	CNK International Co. Ltd.	259,916	—
*	Maeil Dairies Co. Ltd.	51,153	—
			9,495,693
Spain (2.3%)
	Banco Santander SA	177,196,743	1,154,779
	Banco Bilbao Vizcaya Argentaria SA	81,781,368	655,202
	Telefonica SA	52,758,565	583,508
^	Industria de Diseno Textil SA	13,019,835	498,936
	Iberdrola SA	68,864,632	495,052
	Amadeus IT Group SA	5,101,311	275,314
*	Repsol SA	13,796,368	217,753
	CaixaBank SA	44,099,063	200,229
^,2	Aena SA	791,656	139,579

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
^	Abertis Infraestructuras SA	7,692,755	135,236
*	Ferrovial SA	5,833,237	124,088
	Banco de Sabadell SA	63,932,023	122,967
	Grifols SA	4,236,496	113,711
	Red Electrica Corp. SA	5,343,723	104,145
	Endesa SA	3,907,944	92,045
	Gas Natural SDG SA	3,771,565	85,228
*	ACS Actividades de Construccion y Servicios SA	2,266,610	83,979
	Bankinter SA	8,552,930	75,291
	Enagas SA	2,799,777	73,571
	Bankia SA	56,817,174	68,986
	Grifols SA Preference Shares	2,994,249	63,985
	Gamesa Corp. Tecnologica SA	2,751,538	59,342
	Merlin Properties Socimi SA	3,995,492	47,249
	Distribuidora Internacional de Alimentacion SA	7,532,171	44,785
	Mapfre SA	12,445,863	43,412
	Viscofan SA	580,451	34,695
^	Bolsas y Mercados Espanoles SHMSF SA	957,660	34,271
*	Mediaset Espana Comunicacion SA	2,256,131	31,082
2	Cellnex Telecom SA	1,719,053	30,342
*,^	Banco Popular Espanol SA	37,512,401	26,249
	Acciona SA	317,451	26,190
*	Acerinox SA	1,751,143	24,394
	Ebro Foods SA	1,083,789	24,207
*	Inmobiliaria Colonial SA	2,945,258	22,838
	Zardoya Otis SA	2,356,655	21,809
	Grupo Catalana Occidente SA	551,387	21,387
	Melia Hotels International SA	1,389,166	20,599
	Applus Services SA	1,577,884	19,779
*,^	Indra Sistemas SA	1,409,263	19,286
	Prosegur Cia de Seguridad SA	2,540,756	16,586
	Hispania Activos Inmobiliarios SOCIMI SA	1,078,119	16,278
	Tecnicas Reunidas SA	384,707	15,204
	Almirall SA	733,495	13,243
*	NH Hotel Group SA	2,544,830	13,162
	CIE Automotive SA	586,446	12,607
2	Euskaltel SA	1,218,017	12,361
	Axiare Patrimonio SOCIMI SA	739,002	12,256
	Corp Financiera Alba SA	215,322	11,698
	Faes Farma SA	3,104,109	11,139
	Cia de Distribucion Integral Logista Holdings SA	458,189	10,940
*	Construcciones y Auxiliar de Ferrocarriles SA	239,613	9,632
*	Sacyr SA	3,689,790	9,230
	Atresmedia Corp. de Medios de Comunicacion SA	666,936	8,364
*	Fomento de Construcciones y Contratas SA	853,780	7,907
^	Obrascon Huarte Lain SA	1,809,363	7,898
*,^	Pharma Mar SA	1,802,329	6,909
	Ence Energia y Celulosa SA	1,703,933	6,067
*,^	Codere SA	9,489,032	5,361
*	Liberbank SA	3,574,061	4,773
	Papeles y Cartones de Europa SA	568,993	4,271
*	Promotora de Informaciones SA	581,520	2,072
	Vidrala SA	3,085	181
*,^	Let's GOWEX SA	155,449	—
*	Pescanova SA	63,151	—
			6,133,639
Sweden (2.2%)
	Nordea Bank AB	39,028,236	480,001
*	Volvo AB Class B	18,995,032	310,205
	Swedbank AB Class A	12,944,799	306,792
^	Hennes & Mauritz AB Class B	11,672,476	289,016
^	Atlas Copco AB Class A	7,688,477	287,204
	Svenska Handelsbanken AB Class A	18,007,868	255,495
	Investor AB Class B	5,545,668	253,389

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*,^	Assa Abloy AB Class B	11,555,274	250,112
*	Svenska Cellulosa AB SCA Class B	7,327,855	242,606
^	Telefonaktiebolaget LM Ericsson Class B	36,690,388	238,371
*,^	Sandvik AB	13,234,603	212,178
	Skandinaviska Enskilda Banken AB Class A	17,873,866	205,824
^	Atlas Copco AB Class B	4,709,165	156,486
	Hexagon AB Class B	3,156,204	137,361
^	Telia Co. AB	32,010,436	130,325
*	Skanska AB Class B	4,419,536	105,634
	SKF AB	4,658,566	102,233
^	Boliden AB	3,342,792	95,498
	Electrolux AB Class B	2,728,311	80,968
*,^	Alfa Laval AB	3,852,873	78,952
	Swedish Match AB	2,286,772	75,410
*,^	Trelleborg AB Class B	3,002,756	70,514
*	Kinnevik AB	2,551,256	68,082
	Securitas AB Class B	3,805,781	62,904
	Industrivarden AB Class A	2,522,706	62,823
	Industrivarden AB	2,064,394	48,007
	Castellum AB	3,388,108	46,400
^	Elekta AB Class B	4,388,839	45,821
	Husqvarna AB	4,603,737	45,766
^	Getinge AB	2,249,948	43,948
	Tele2 AB	4,333,251	43,608
*	Lundin Petroleum AB	2,206,127	42,068
*,^	ICA Gruppen AB	1,220,863	41,663
*,^	Intrum Justitia AB	879,520	34,938
	Hexpol AB	3,072,160	34,131
	Loomis AB Class B	879,801	31,944
*,^	Swedish Orphan Biovitrum AB	1,998,409	30,853
	BillerudKorsnas AB	1,900,236	30,442
	Fabege AB	1,640,053	28,242
*	Nibe Industrier AB Class B	3,184,259	28,203
*,2	Dometic Group AB	3,644,381	27,152
*	Indutrade AB	1,118,664	26,422
*	Fastighets AB Balder Class B	1,170,032	26,124
	Holmen AB	612,507	25,810
*	Saab AB Class B	518,305	25,683
	NCC AB Class B	935,465	24,853
*	SSAB AB Class B	6,847,891	24,295
	Com Hem Holding AB	1,905,874	23,713
*	L E Lundbergforetagen AB Class B	326,902	23,670
	AAK AB	319,455	22,864
	Modern Times Group MTG AB Class B	664,950	21,682
	Peab AB	1,969,599	21,510
2	Thule Group AB	1,238,550	21,468
	Axfood AB	1,346,519	21,368
*,^	JM AB	604,510	21,269
	Hufvudstaden AB Class A	1,349,746	21,147
*,^	Wallenstam AB	2,386,151	20,332
*	Sweco AB Class B	803,088	19,908
*	NetEnt AB	2,241,718	17,291
	Investment AB Latour Class B	381,334	17,233
	Lifco AB Class B	559,785	17,048
*	Bonava AB Class B	1,004,463	16,241
*,2	Attendo AB	1,556,770	15,905
*,^	Wihlborgs Fastigheter AB	803,023	15,643
2	Bravida Holding AB	2,074,416	14,657
*	AF AB	681,677	14,365
	Avanza Bank Holding AB	350,438	14,065
*,^	Kungsleden AB	2,476,628	13,866
*	Betsson AB	1,524,439	13,021
^	Fingerprint Cards AB Class B	3,156,582	12,568
^	Mycronic AB	1,261,971	12,462

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Oriflame Holding AG	293,971	12,049
	Pandox AB	696,599	11,699
*,^	SSAB AB Class A	2,550,512	11,096
*	Ratos AB	2,295,899	10,767
	Hemfosa Fastigheter AB	1,145,329	10,612
*	Bilia AB	519,055	10,399
*	Cloetta AB Class B	2,532,077	10,229
*	Atrium Ljungberg AB	599,674	9,919
*	Nobia AB	860,556	8,899
*	Vitrolife AB	153,226	8,730
	Melker Schorling AB	129,500	8,293
	Concentric AB	474,587	7,829
*	Klovern AB	7,376,406	7,769
	Bure Equity AB	598,670	7,403
*,2	Resurs Holding AB	1,107,699	7,024
	Haldex AB	514,223	6,897
	Lindab International AB	698,375	6,380
*	Investment AB Oresund	329,768	6,030
	Svenska Handelsbanken AB Class B	408,175	5,750
	SkiStar AB	250,330	5,357
	Klovern AB Preference Shares	160,609	5,187
	SAS AB Preference Shares	81,249	4,962
	Clas Ohlson AB	282,306	4,683
*	Rezidor Hotel Group AB	1,211,251	4,513
	NCC AB Class A	157,469	4,185
*,^	Mekonomen AB	185,144	3,670
*,^	SAS AB	2,149,431	3,543
*	Collector AB	318,776	3,515
	Fastighets AB Balder Preference Shares	88,075	3,380
	Sagax AB Preference Shares	752,434	2,727
	Hemfosa Fastigheter AB Preference Shares	127,667	2,367
	Ratos AB Preference Shares	10,034	2,129
*	Bonava AB	61,501	985
			5,967,029
Switzerland (5.8%)
*	Nestle SA	37,904,147	2,919,397
	Roche Holding AG	8,759,310	2,292,000
	Novartis AG	29,052,662	2,236,621
	UBS Group AG	42,858,143	731,625
	ABB Ltd.	23,541,198	576,860
	Cie Financiere Richemont SA	6,279,961	524,744
*	Syngenta AG	1,127,509	523,991
	Zurich Insurance Group AG	1,827,538	505,750
	Credit Suisse Group AG	25,578,608	390,098
*	Swiss Re AG	4,019,981	349,655
*	Actelion Ltd. (Acceptance Line)	994,385	281,576
	LafargeHolcim Ltd.	4,541,186	257,524
^	Givaudan SA	113,476	218,636
*	Geberit AG	452,950	206,322
*	Sika AG	25,793	164,620
^	Partners Group Holding AG	269,058	162,647
^	Swatch Group AG (Bearer)	368,424	147,395
*	Adecco Group AG	1,948,648	144,788
*	Lonza Group AG	705,083	144,267
	SGS SA	62,929	141,704
*	Julius Baer Group Ltd.	2,685,550	140,043
*	Swiss Life Holding AG	395,694	128,774
*	Swisscom AG	280,255	122,214
	Schindler Holding AG	491,536	100,441
*	Dufry AG	586,616	96,121
	Kuehne & Nagel International AG	622,951	94,212
	Sonova Holding AG	633,977	93,746
	Baloise Holding AG	580,575	85,133
*	Chocoladefabriken Lindt & Spruengli AG Registered Shares	1,243	82,637

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	LafargeHolcim Ltd. (Paris Shares)	1,401,547	79,534
*,^	Chocoladefabriken Lindt & Spruengli AG	12,665	71,235
	Clariant AG	3,485,165	70,581
*	Straumann Holding AG	133,470	70,453
*	Swiss Prime Site AG	805,481	69,830
	Temenos Group AG	716,851	62,048
	Logitech International SA	1,750,069	58,489
	Roche Holding AG (Bearer)	213,840	56,021
	EMS-Chemie Holding AG	88,912	55,713
^	Galenica AG	49,977	54,304
	Schindler Holding AG (Registered)	257,494	51,149
	ams AG	752,817	48,431
*	Georg Fischer AG	50,519	47,638
	Swatch Group AG (Registered)	613,787	47,617
	Actelion Ltd.	177,433	47,400
*	PSP Swiss Property AG	491,921	44,103
*	Helvetia Holding AG	75,159	41,735
*	Flughafen Zuerich AG	189,160	41,687
^	BB Biotech AG	683,882	38,843
	dormakaba Holding AG	37,905	32,478
	Barry Callebaut AG	23,420	32,164
*,2	Sunrise Communications Group AG	414,317	30,775
	Aryzta AG (Switzerland Shares)	947,517	30,762
*	Cembra Money Bank AG	356,550	30,418
*,2	VAT Group AG	213,450	27,408
	Pargesa Holding SA	357,892	26,759
	DKSH Holding AG	331,116	26,670
*	OC Oerlikon Corp. AG	2,177,154	26,157
*	Bucher Industries AG	80,472	25,944
*	Banque Cantonale Vaudoise	34,610	25,075
*	GAM Holding AG	1,917,812	24,575
*	Tecan Group AG	136,968	23,375
^	Panalpina Welttransport Holding AG	172,472	22,813
	Forbo Holding AG	13,881	22,770
	Valiant Holding AG	192,312	22,075
*	Belimo Holding AG	5,677	21,242
*	Allreal Holding AG	118,013	20,305
	Mobimo Holding AG	73,991	19,894
*	SFS Group AG	192,574	19,218
*	Emmi AG	25,723	18,782
*	Sulzer AG	159,890	18,659
*	Autoneum Holding AG	56,112	16,583
*	u-blox Holding AG	74,135	16,430
*,2	3SBio Inc.	11,935,425	15,918
	Schweiter Technologies AG	11,585	13,924
	Implenia AG	176,599	13,558
^	Burckhardt Compression Holding AG	39,940	12,255
*	Rieter Holding AG	55,212	12,253
*	Valora Holding AG	33,888	11,630
*	Huber & Suhner AG	172,389	11,608
*	St. Galler Kantonalbank AG	26,494	11,505
*,^	Basilea Pharmaceutica AG	129,321	11,021
^	Daetwyler Holding AG	65,069	11,013
*	Conzzeta AG	10,775	10,651
*	Vontobel Holding AG	176,225	10,390
*	Arbonia AG	547,735	10,186
	COSMO Pharmaceuticals NV	58,443	9,479
*	Bobst Group SA	92,436	9,364
*,^	VZ Holding AG	31,824	8,852
*	Ascom Holding AG	435,777	8,234
	Interroll Holding AG	6,690	7,866
*	Siegfried Holding AG	26,304	7,520
	Kudelski SA	428,918	7,440
	Ypsomed Holding AG	38,517	7,413

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Intershop Holding AG	13,853	6,673
	BKW AG	119,618	6,479
*	Bell AG	14,251	6,122
	LEM Holding SA	5,790	5,918
^	EFG International AG	924,933	5,877
	APG SGA SA	11,893	5,689
*,^	Meyer Burger Technology AG	6,717,108	5,537
	Vetropack Holding AG	2,647	5,238
*	Schmolz & Bickenbach AG	5,714,176	5,235
*,^	Leonteq AG	112,663	4,979
*	Zehnder Group AG	130,256	4,414
	ALSO Holding AG	32,593	4,098
*	Bachem Holding AG	32,512	3,876
	CS Real Estate Fund LivingPlus	25,695	3,538
	Swissquote Group Holding SA	109,837	3,026
	Aryzta AG (Ireland Shares)	76,275	2,477
	Plazza AG	10,477	2,427
*,^	Alpiq Holding AG	31,135	2,313
*	Orascom Development Holding AG	26,469	147
			15,807,826
Taiwan (3.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	279,345,063	1,799,511
	Hon Hai Precision Industry Co. Ltd.	184,079,652	602,523
	Largan Precision Co. Ltd.	1,237,376	205,491
	Formosa Plastics Corp.	60,412,651	181,531
	Nan Ya Plastics Corp.	70,186,907	169,061
	Formosa Chemicals & Fibre Corp.	54,036,645	166,162
	Cathay Financial Holding Co. Ltd.	97,485,012	156,231
	Delta Electronics Inc.	26,849,999	151,132
	Fubon Financial Holding Co. Ltd.	89,341,018	139,857
	CTBC Financial Holding Co. Ltd.	222,881,515	139,182
	MediaTek Inc.	18,029,298	129,597
	Chunghwa Telecom Co. Ltd.	37,741,399	127,666
	China Steel Corp.	154,099,848	123,498
	Uni-President Enterprises Corp.	59,596,204	110,014
	Mega Financial Holding Co. Ltd.	133,148,308	106,891
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,010,971	99,573
	Advanced Semiconductor Engineering Inc.	78,960,994	98,961
	Catcher Technology Co. Ltd.	9,089,800	93,346
	Asustek Computer Inc.	8,717,168	85,641
	Taiwan Mobile Co. Ltd.	19,701,842	72,743
	First Financial Holding Co. Ltd.	117,648,062	71,749
	Pegatron Corp.	23,522,639	69,276
	Quanta Computer Inc.	32,724,950	67,795
	E.Sun Financial Holding Co. Ltd.	109,040,608	65,908
	Formosa Petrochemical Corp.	17,604,950	61,537
	President Chain Store Corp.	6,959,351	60,563
	Yuanta Financial Holding Co. Ltd.	141,385,765	60,452
	Hotai Motor Co. Ltd.	4,981,000	57,405
	Hua Nan Financial Holdings Co. Ltd.	97,251,188	54,457
	Taiwan Cooperative Financial Holding Co. Ltd.	106,527,986	54,189
	Innolux Corp.	105,965,024	49,458
	Far EasTone Telecommunications Co. Ltd.	19,940,000	49,103
	United Microelectronics Corp.	122,440,175	48,944
	China Development Financial Holding Corp.	176,749,856	48,756
	Cheng Shin Rubber Industry Co. Ltd.	22,880,828	47,219
	Taishin Financial Holding Co. Ltd.	112,180,421	46,254
	Lite-On Technology Corp.	26,369,444	45,998
	Taiwan Cement Corp.	39,349,700	45,768
	Pou Chen Corp.	32,681,517	45,756
	Foxconn Technology Co. Ltd.	13,479,959	41,073
	Far Eastern New Century Corp.	48,670,717	40,951
	Chang Hwa Commercial Bank Ltd.	69,802,865	40,457
	China Life Insurance Co. Ltd.	42,532,261	39,602

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	SinoPac Financial Holdings Co. Ltd.	124,515,260	38,045
	Compal Electronics Inc.	51,490,689	34,469
	Advantech Co. Ltd.	4,180,851	33,797
	Chailease Holding Co. Ltd.	12,750,410	32,484
	AU Optronics Corp.	76,499,640	31,794
	Wistron Corp.	32,662,491	30,836
	Siliconware Precision Industries Co. Ltd.	18,033,123	29,223
	Chunghwa Telecom Co. Ltd. ADR	862,011	29,170
	Asia Cement Corp.	28,719,567	28,356
	Inventec Corp.	37,936,315	28,209
	Powertech Technology Inc.	8,716,955	27,347
	Novatek Microelectronics Corp.	7,055,275	27,112
	Eclat Textile Co. Ltd.	2,476,668	27,087
*	Shin Kong Financial Holding Co. Ltd.	94,797,258	25,264
	WPG Holdings Ltd.	19,025,553	24,118
	Teco Electric and Machinery Co. Ltd.	22,095,000	21,881
*	HTC Corp.	9,083,792	21,797
	Win Semiconductors Corp.	4,714,244	20,995
	Giant Manufacturing Co. Ltd.	3,454,319	20,874
	Yageo Corp.	5,913,062	20,871
	Vanguard International Semiconductor Corp.	10,930,000	20,845
	Airtac International Group	1,704,580	19,486
	Phison Electronics Corp.	2,040,510	19,208
	Realtek Semiconductor Corp.	5,676,215	19,196
	Winbond Electronics Corp.	33,147,000	18,712
	Highwealth Construction Corp.	11,048,860	18,625
	Chicony Electronics Co. Ltd.	7,031,316	18,553
	Synnex Technology International Corp.	16,737,286	18,136
	Hiwin Technologies Corp.	2,761,893	17,599
	Walsin Lihwa Corp.	39,071,000	17,512
	Tripod Technology Corp.	6,142,023	17,358
	Nien Made Enterprise Co. Ltd.	1,715,000	17,347
	Acer Inc.	36,045,682	17,013
	Micro-Star International Co. Ltd.	8,338,000	16,701
	Merida Industry Co. Ltd.	3,045,440	16,343
*	Ruentex Development Co. Ltd.	13,236,765	16,153
	Feng TAY Enterprise Co. Ltd.	4,130,615	15,873
	Siliconware Precision Industries Co. Ltd. ADR	1,858,073	14,995
	CTCI Corp.	8,391,000	14,692
	Nanya Technology Corp.	9,165,773	14,604
	Taiwan Business Bank	52,342,438	14,464
	Accton Technology Corp.	6,247,800	14,173
	AU Optronics Corp. ADR	3,436,890	13,885
	Ruentex Industries Ltd.	8,581,340	13,797
	Chroma ATE Inc.	4,397,800	13,748
	Elite Material Co. Ltd.	3,410,965	13,605
*	TaiMed Biologics Inc.	2,261,000	13,591
	Standard Foods Corp.	5,464,909	13,486
	Formosa Taffeta Co. Ltd.	12,365,000	12,906
	Eva Airways Corp.	26,089,586	12,826
	Zhen Ding Technology Holding Ltd.	5,476,355	12,806
	Kenda Rubber Industrial Co. Ltd.	7,917,991	12,748
	Taiwan Fertilizer Co. Ltd.	9,233,000	12,482
	Simplo Technology Co. Ltd.	3,719,443	12,441
	Poya International Co. Ltd.	905,247	12,367
	Merry Electronics Co. Ltd.	2,082,976	12,330
*	Epistar Corp.	12,412,760	12,327
	Silergy Corp.	672,000	12,152
	Walsin Technology Corp.	6,339,389	12,123
	King Yuan Electronics Co. Ltd.	13,374,000	12,073
	LCY Chemical Corp.	8,377,288	12,042
	FLEXium Interconnect Inc.	3,244,563	12,041
	King Slide Works Co. Ltd.	769,000	11,836
	Transcend Information Inc.	3,452,363	11,783

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Chipbond Technology Corp.	7,619,000	11,363
	eMemory Technology Inc.	823,000	11,332
*	TPK Holding Co. Ltd.	3,148,695	11,249
	E Ink Holdings Inc.	10,973,000	11,193
	Radiant Opto-Electronics Corp.	5,364,948	11,184
	Eternal Materials Co. Ltd.	10,401,721	11,130
	St. Shine Optical Co. Ltd.	570,000	11,033
	King's Town Bank Co. Ltd.	11,426,000	10,978
	Hota Industrial Manufacturing Co. Ltd.	2,491,517	10,973
	Qisda Corp.	17,229,880	10,963
	Globalwafers Co. Ltd.	1,502,000	10,724
*	China Petrochemical Development Corp.	28,345,647	10,702
*	Genius Electronic Optical Co. Ltd.	914,979	10,690
	United Microelectronics Corp. ADR	5,321,418	10,324
	Taiwan Secom Co. Ltd.	3,520,920	10,281
	General Interface Solution Holding Ltd.	1,824,000	10,170
	TSRC Corp.	8,838,626	10,115
*	Taiwan Glass Industry Corp.	19,767,547	10,094
	Compeq Manufacturing Co. Ltd.	13,673,000	10,060
	Unimicron Technology Corp.	16,300,750	10,038
	China Airlines Ltd.	32,377,646	10,030
	Parade Technologies Ltd.	842,805	9,887
	Tong Yang Industry Co. Ltd.	5,814,126	9,866
	Wistron NeWeb Corp.	3,370,588	9,669
	Taiwan Paiho Ltd.	2,882,300	9,590
	Yulon Motor Co. Ltd.	10,526,015	9,523
*	Evergreen Marine Corp. Taiwan Ltd.	21,177,438	9,339
	Waterland Financial Holdings Co. Ltd.	30,366,748	9,310
*	Tatung Co. Ltd.	25,170,738	9,200
	Taichung Commercial Bank Co. Ltd.	28,108,473	9,127
	Feng Hsin Steel Co. Ltd.	5,402,000	9,126
	Sino-American Silicon Products Inc.	6,288,428	9,122
	Makalot Industrial Co. Ltd.	2,135,223	8,988
	Chin-Poon Industrial Co. Ltd.	4,352,000	8,873
	TTY Biopharm Co. Ltd.	2,596,780	8,854
	Kinsus Interconnect Technology Corp.	3,390,000	8,812
	PChome Online Inc.	1,031,024	8,806
	Grape King Bio Ltd.	1,341,000	8,639
*	PharmaEssentia Corp.	1,714,000	8,544
	Long Chen Paper Co. Ltd.	9,454,470	8,516
*	Asia Pacific Telecom Co. Ltd.	25,509,848	8,219
	Mitac Holdings Corp.	7,660,386	8,078
	Capital Securities Corp.	24,388,175	8,072
	Nan Kang Rubber Tire Co. Ltd.	8,425,209	8,042
	Everlight Electronics Co. Ltd.	5,016,497	7,895
*	HannStar Display Corp.	29,229,060	7,853
	Tung Ho Steel Enterprise Corp.	9,594,842	7,742
	Gigabyte Technology Co. Ltd.	5,829,000	7,713
*	Chunghwa Precision Test Tech Co. Ltd.	197,000	7,664
	Voltronic Power Technology Corp.	536,781	7,661
	Cub Elecparts Inc.	728,828	7,630
	Tong Hsing Electronic Industries Ltd.	1,791,259	7,595
	China Motor Corp.	8,327,000	7,576
	Land Mark Optoelectronics Corp.	855,800	7,503
	China Steel Chemical Corp.	1,887,000	7,473
	Far Eastern International Bank	23,053,127	7,219
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,478,496	7,200
	Sercomm Corp.	2,847,000	7,175
	Elan Microelectronics Corp.	5,061,000	7,169
	Gourmet Master Co. Ltd.	704,900	7,078
	Coretronic Corp.	4,996,000	7,075
	WT Microelectronics Co. Ltd.	4,903,673	7,035
	Lien Hwa Industrial Corp.	7,732,293	7,009
	Yungtay Engineering Co. Ltd.	4,199,000	6,954

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Far Eastern Department Stores Ltd.	13,032,977	6,889
	Cheng Uei Precision Industry Co. Ltd.	4,876,485	6,846
	Grand Pacific Petrochemical	10,387,000	6,793
*	ASPEED Technology Inc.	348,253	6,753
	Primax Electronics Ltd.	4,029,000	6,715
	Clevo Co.	7,320,796	6,703
	AmTRAN Technology Co. Ltd.	9,030,716	6,564
	Great Wall Enterprise Co. Ltd.	6,771,920	6,545
	Oriental Union Chemical Corp.	8,673,700	6,464
	Advanced Ceramic X Corp.	607,000	6,392
	Tainan Spinning Co. Ltd.	13,716,404	6,322
	Huaku Development Co. Ltd.	2,723,087	6,245
	A-DATA Technology Co. Ltd.	2,583,088	6,114
	Sinbon Electronics Co. Ltd.	2,441,645	6,025
	Pharmally International Holding Co. Ltd.	378,000	5,954
	Kinpo Electronics	15,490,000	5,796
	China Synthetic Rubber Corp.	5,723,850	5,790
*	Yieh Phui Enterprise Co. Ltd.	14,008,613	5,729
	Sanyang Motor Co. Ltd.	8,057,540	5,729
	Bizlink Holding Inc.	955,229	5,716
	ITEQ Corp.	3,783,140	5,670
	Topco Scientific Co. Ltd.	1,730,724	5,662
	China Bills Finance Corp.	11,540,000	5,661
	Ennoconn Corp.	517,223	5,620
	Prince Housing & Development Corp.	13,981,559	5,538
	Cheng Loong Corp.	11,591,600	5,491
	Getac Technology Corp.	4,205,000	5,450
	Farglory Land Development Co. Ltd.	3,971,815	5,383
	YFY Inc.	15,128,515	5,362
	Chong Hong Construction Co. Ltd.	2,264,416	5,280
	Tung Thih Electronic Co. Ltd.	765,000	5,242
	Cleanaway Co. Ltd.	918,000	5,233
	Elite Advanced Laser Corp.	1,183,280	5,216
*	Mercuries Life Insurance Co. Ltd.	10,097,405	5,171
*	Asia Optical Co. Inc.	2,692,000	5,168
	Flytech Technology Co. Ltd.	1,511,919	5,158
	USI Corp.	10,262,105	5,149
	PharmaEngine Inc.	829,349	5,129
	U-Ming Marine Transport Corp.	5,060,000	5,117
	United Integrated Services Co. Ltd.	2,379,000	5,078
*	Charoen Pokphand Enterprise	2,680,200	5,046
	TA Chen Stainless Pipe	9,174,329	5,041
	Depo Auto Parts Ind Co. Ltd.	1,749,000	5,040
	Greatek Electronics Inc.	3,552,000	4,989
	Wisdom Marine Lines Co. Ltd.	4,582,329	4,937
*	Radium Life Tech Co. Ltd.	10,411,865	4,899
	TXC Corp.	3,309,979	4,879
	Cathay Real Estate Development Co. Ltd.	7,261,800	4,876
	Shinkong Synthetic Fibers Corp.	16,240,451	4,874
	ScinoPharm Taiwan Ltd.	3,546,212	4,868
	Taiwan Styrene Monomer	6,341,342	4,861
*	Neo Solar Power Corp.	10,347,268	4,817
	Wan Hai Lines Ltd.	8,613,325	4,772
	Shin Zu Shing Co. Ltd.	1,698,000	4,706
	Ginko International Co. Ltd.	567,800	4,672
	Ardentec Corp.	5,684,909	4,667
	Lung Yen Life Service Corp.	2,453,000	4,656
	Pan-International Industrial Corp.	4,874,991	4,543
	Ton Yi Industrial Corp.	9,372,850	4,534
	Hu Lane Associate Inc.	925,000	4,522
*	TCI Co. Ltd.	753,551	4,368
	President Securities Corp.	9,760,613	4,349
	Taiwan Acceptance Corp.	1,457,000	4,273
	Goldsun Building Materials Co. Ltd.	15,610,830	4,255

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Center Laboratories Inc.	2,210,264	4,210
	Sporton International Inc.	710,989	4,206
	Visual Photonics Epitaxy Co. Ltd.	2,210,812	4,161
*	Egis Technology Inc.	745,000	4,104
*	Motech Industries Inc.	4,586,100	4,049
	Taiwan TEA Corp.	7,421,000	4,021
	International Games System Co. Ltd.	623,000	3,994
	UPC Technology Corp.	9,313,767	3,994
	China General Plastics Corp.	4,495,898	3,968
	Aten International Co. Ltd.	1,436,000	3,952
	Elite Semiconductor Memory Technology Inc.	2,845,000	3,941
	Sitronix Technology Corp.	1,311,000	3,935
	Syncmold Enterprise Corp.	1,775,000	3,935
	Systex Corp.	1,936,000	3,888
	FocalTech Systems Co. Ltd.	3,139,098	3,877
	China Man-Made Fiber Corp.	14,751,150	3,868
	Namchow Chemical Industrial Co. Ltd.	1,900,000	3,839
	Wowprime Corp.	756,015	3,821
	Formosa International Hotels Corp.	726,422	3,803
	Adlink Technology Inc.	1,728,614	3,796
	Taiwan FamilyMart Co. Ltd.	550,000	3,741
	Firich Enterprises Co. Ltd.	2,411,152	3,739
	AcBel Polytech Inc.	4,801,000	3,723
	Mercuries & Associates Holding Ltd.	4,647,673	3,712
	Universal Cement Corp.	4,286,515	3,703
	OptoTech Corp.	6,255,000	3,680
	Xxentria Technology Materials Corp.	1,566,224	3,676
*	Kung Long Batteries Industrial Co. Ltd.	720,487	3,664
	Casetek Holdings Ltd.	1,236,000	3,663
*	Iron Force Industrial Co. Ltd.	679,000	3,663
	Taiwan Semiconductor Co. Ltd.	2,763,000	3,642
	Posiflex Technology Inc.	661,384	3,604
	Rechi Precision Co. Ltd.	3,283,596	3,557
	Sampo Corp.	5,771,000	3,539
	Sigurd Microelectronics Corp.	3,952,000	3,508
	Chaun-Choung Technology Corp.	894,000	3,507
	YungShin Global Holding Corp.	2,348,850	3,484
	YC INOX Co. Ltd.	4,261,100	3,476
	BES Engineering Corp.	16,731,000	3,466
	Zeng Hsing Industrial Co. Ltd.	690,000	3,463
	Gemtek Technology Corp.	3,079,564	3,457
*	Sunny Friend Environmental Technology Co. Ltd.	714,000	3,453
	IEI Integration Corp.	2,268,694	3,445
	Global Unichip Corp.	984,000	3,439
	Lextar Electronics Corp.	4,974,000	3,436
*	Ritek Corp.	20,197,976	3,425
	Wah Lee Industrial Corp.	2,060,000	3,385
*	Yang Ming Marine Transport Corp.	7,682,487	3,383
	Kinik Co.	1,449,000	3,374
	Advanced Wireless Semiconductor Co.	1,654,000	3,361
	Hung Sheng Construction Ltd.	5,247,000	3,355
	Basso Industry Corp.	1,173,200	3,343
	Long Bon International Co. Ltd.	5,915,000	3,244
	Nan Liu Enterprise Co. Ltd.	649,000	3,224
	Chlitina Holding Ltd.	668,300	3,207
*	Microbio Co. Ltd.	4,430,907	3,200
	Masterlink Securities Corp.	11,319,027	3,166
	Pixart Imaging Inc.	1,190,711	3,115
*	Ho Tung Chemical Corp.	10,423,337	3,115
	Holtek Semiconductor Inc.	1,676,000	3,109
*	Gintech Energy Corp.	5,397,181	3,109
	Test Rite International Co. Ltd.	4,689,314	3,093
	Taiwan Cogeneration Corp.	4,020,550	3,078
	Taiwan Surface Mounting Technology Corp.	3,450,118	3,062

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Holy Stone Enterprise Co. Ltd.	2,213,500	3,050
	Taiwan Land Development Corp.	8,145,744	3,050
	Sinyi Realty Inc.	2,642,238	3,037
	Everlight Chemical Industrial Corp.	4,662,113	3,028
	Taiwan PCB Techvest Co. Ltd.	2,827,153	3,023
	Test Research Inc.	2,259,503	3,007
	Gloria Material Technology Corp.	4,615,136	3,003
*	Wei Chuan Foods Corp.	4,879,000	2,990
	Faraday Technology Corp.	2,460,666	2,986
	Yeong Guan Energy Technology Group Co. Ltd.	985,000	2,984
	China Metal Products	3,034,243	2,970
	Huang Hsiang Construction Corp.	2,043,000	2,970
	Alpha Networks Inc.	3,507,000	2,849
*	Wafer Works Corp.	4,544,542	2,844
	Green Seal Holding Ltd.	576,900	2,826
	Lealea Enterprise Co. Ltd.	9,963,197	2,754
	Asia Polymer Corp.	4,475,265	2,750
	Li Cheng Enterprise Co. Ltd.	1,027,960	2,715
	Kuoyang Construction Co. Ltd.	5,936,696	2,714
*	Medigen Biotechnology Corp.	1,443,032	2,712
	Toung Loong Textile Manufacturing	1,030,000	2,690
	D-Link Corp.	6,473,204	2,690
*	Gigastorage Corp.	3,705,096	2,677
	Lotes Co. Ltd.	692,000	2,670
	Darwin Precisions Corp.	5,838,000	2,669
	Kindom Construction Corp.	4,204,000	2,651
	Quanta Storage Inc.	2,107,000	2,644
*	Taigen Biopharmaceuticals Holdings Ltd.	3,480,289	2,642
	Senao International Co. Ltd.	1,495,000	2,621
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,174,250	2,607
*	Orient Semiconductor Electronics Ltd.	8,001,000	2,604
	Sincere Navigation Corp.	3,742,000	2,599
	Gigasolar Materials Corp.	294,600	2,583
	TYC Brother Industrial Co. Ltd.	2,505,000	2,580
	Soft-World International Corp.	1,121,620	2,561
*	Li Peng Enterprise Co. Ltd.	9,505,615	2,538
	Lite-On Semiconductor Corp.	2,556,439	2,519
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	919,000	2,498
	Asia Vital Components Co. Ltd.	2,991,148	2,487
	CyberTAN Technology Inc.	3,765,000	2,457
*	CMC Magnetics Corp.	19,641,364	2,451
	Career Technology MFG. Co. Ltd.	3,619,000	2,433
	Evergreen International Storage & Transport Corp.	5,350,000	2,427
	Topkey Corp.	666,385	2,408
*	Shining Building Business Co. Ltd.	6,789,518	2,385
	Formosan Rubber Group Inc.	4,297,503	2,370
*	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	2,368
	Zinwell Corp.	2,193,000	2,342
	Pan Jit International Inc.	4,084,000	2,332
*	Ichia Technologies Inc.	3,378,000	2,320
	Federal Corp.	5,031,272	2,308
	Nien Hsing Textile Co. Ltd.	2,601,468	2,301
	L&K Engineering Co. Ltd.	2,002,000	2,289
	Altek Corp.	2,489,353	2,216
	Rich Development Co. Ltd.	7,044,000	2,168
	Yulon Nissan Motor Co. Ltd.	274,179	2,162
	Brogent Technologies Inc.	332,642	2,119
	Sunplus Technology Co. Ltd.	5,294,000	2,112
	Nan Ya Printed Circuit Board Corp.	2,403,059	2,105
	Chung Hwa Pulp Corp.	6,321,712	2,105
	Dynapack International Technology Corp.	1,551,000	2,078
	Chimei Materials Technology Corp.	4,116,000	2,071
	Vivotek Inc.	703,806	2,068
	Taiflex Scientific Co. Ltd.	1,681,549	2,066

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	CSBC Corp. Taiwan	4,375,100	2,037
*	HannsTouch Solution Inc.	5,691,559	2,023
	Darfon Electronics Corp.	2,280,000	1,972
*	TWi Pharmaceuticals Inc.	697,000	1,964
	Lingsen Precision Industries Ltd.	4,121,000	1,951
	MIN AIK Technology Co. Ltd.	1,897,000	1,950
	Hsin Kuang Steel Co. Ltd.	2,578,000	1,946
	Unitech Printed Circuit Board Corp.	5,114,248	1,925
	Weltrend Semiconductor	2,064,500	1,879
	Hong Pu Real Estate Development Co. Ltd.	2,311,946	1,877
	Sonix Technology Co. Ltd.	1,594,000	1,875
	Chun Yuan Steel	4,652,653	1,859
	KEE TAI Properties Co. Ltd.	4,962,740	1,824
*	Swancor Holding Co. Ltd.	808,000	1,803
	Elitegroup Computer Systems Co. Ltd.	2,766,441	1,799
*	Unizyx Holding Corp.	3,418,000	1,794
	Jentech Precision Industrial Co. Ltd.	760,354	1,763
*	Gold Circuit Electronics Ltd.	4,786,000	1,757
	WUS Printed Circuit Co. Ltd.	2,844,000	1,723
	Tong-Tai Machine & Tool Co. Ltd.	2,358,218	1,681
*	Etron Technology Inc.	4,120,000	1,665
	China Chemical & Pharmaceutical Co. Ltd.	2,607,000	1,611
	Infortrend Technology Inc.	2,890,000	1,598
	Tyntek Corp.	3,415,438	1,590
	Global Mixed Mode Technology Inc.	673,000	1,585
*	Lotus Pharmaceutical Co. Ltd.	889,000	1,576
	ITE Technology Inc.	1,343,625	1,571
	Kuo Toong International Co. Ltd.	2,308,643	1,560
	Johnson Health Tech Co. Ltd.	1,105,110	1,538
*	Green Energy Technology Inc.	2,937,405	1,526
	Unity Opto Technology Co. Ltd.	3,520,409	1,522
	Jess-Link Products Co. Ltd.	1,495,458	1,508
*	King's Town Construction Co. Ltd.	1,882,771	1,492
	Bank of Kaohsiung Co. Ltd.	4,628,508	1,488
	Taiyen Biotech Co. Ltd.	1,419,979	1,437
	Concord Securities Co. Ltd.	6,330,219	1,434
	Ability Enterprise Co. Ltd.	2,117,249	1,406
*	Solartech Energy Corp.	3,284,364	1,399
*	ALI Corp.	2,722,000	1,398
	Globe Union Industrial Corp.	2,412,625	1,397
	Cyberlink Corp.	627,578	1,393
*	Phihong Technology Co. Ltd.	2,890,000	1,387
	CHC Healthcare Group	966,489	1,362
	Sheng Yu Steel Co. Ltd.	1,178,000	1,325
*	E-Ton Solar Tech Co. Ltd.	4,146,096	1,255
*	G Tech Optoelectronics Corp.	2,044,777	1,187
*	Global Brands Manufacture Ltd.	2,831,462	1,149
*	AGV Products Corp.	4,394,203	1,096
*	Ta Ya Electric Wire & Cable	5,177,950	1,071
	Taiwan Shin Kong Security Co. Ltd.	803,183	1,062
	Chinese Maritime Transport Ltd.	1,086,070	1,028
*	China Electric Manufacturing Corp.	3,905,000	1,002
*	Silicon Integrated Systems Corp.	4,465,638	995
	Sunrex Technology Corp.	1,541,179	967
*	Champion Building Materials Co. Ltd.	3,665,000	948
	Tsann Kuen Enterprise Co. Ltd.	930,000	919
	ACES Electronic Co. Ltd.	1,099,000	910
	ENG Electric Co. Ltd.	1,529,782	888
	Advanced International Multitech Co. Ltd.	962,000	887
	FSP Technology Inc.	1,120,071	874
	GeoVision Inc.	630,146	860
	San Shing Fastech Corp.	458,406	818
*	LES Enphants Co. Ltd.	2,209,461	806
*	Dynamic Electronics Co. Ltd.	2,634,000	794

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Young Optics Inc.	527,000	674
	Advanced Semiconductor Engineering Inc. ADR	80,472	504
	Taiwan Fire & Marine Insurance Co. Ltd.	627,213	394
	XPEC Entertainment Inc.	872,075	382
*	Taiwan Liposome Co. Ltd.	94,000	364
	Microlife Corp.	147,400	338
*	Tatung Co. Ltd. GDR	38,879	284
	Ambassador Hotel	46,531	36
	Chia Hsin Cement Corp.	22,000	8
*	ProMOS Technologies Inc.	5,975,000	—
			8,597,419
Thailand (0.8%)
*	PTT PCL	14,900,690	167,278
	Siam Cement PCL NVDR	6,659,920	103,125
*	CP ALL PCL (Local)	42,521,187	75,007
*	Siam Commercial Bank PCL (Local)	13,922,197	62,676
	Kasikornbank PCL (Non-Voting Shares)	10,781,463	57,614
	Siam Cement PCL (Foreign)	3,631,735	56,235
	Kasikornbank PCL (Foreign)	10,157,533	54,280
*	Bangkok Dusit Medical Services PCL (Local)	89,805,999	52,669
	Siam Commercial Bank PCL	11,248,800	50,641
*	Central Pattana PCL (Local)	28,731,092	49,786
*	PTT Global Chemical PCL (Local)	20,367,885	44,087
*	Minor International PCL	39,856,399	42,889
*	Advanced Info Service PCL (Local)	8,149,678	41,194
*	CP ALL PCL (Foreign)	21,812,770	38,477
	Intouch Holdings PCL NVDR	23,640,800	36,540
*	Charoen Pokphand Foods PCL	44,901,022	34,679
*	Airports of Thailand PCL	29,658,010	34,503
*	Krung Thai Bank PCL	57,721,713	33,002
	Bangkok Bank PCL (Foreign)	5,847,302	31,576
*	PTT Exploration and Production PCL (Local)	11,242,478	31,546
	Advanced Info Service PCL (Foreign)	5,898,228	29,814
*	Airports of Thailand PCL (Foreign)	22,352,387	26,004
	PTT PCL (Foreign)	2,265,390	25,432
*	Banpu PCL (Local)	40,938,249	22,726
*	Electricity Generating PCL	3,285,691	20,895
	Siam Commercial Bank PCL (Foreign)	4,450,700	20,037
*	Bumrungrad Hospital PCL	3,820,662	19,367
*	Thai Oil PCL	8,400,517	18,929
*	Kasikornbank PCL	3,382,600	18,076
*	True Corp. PCL (Local)	93,121,271	17,606
	BTS Group Holdings PCL ADR	71,651,600	17,592
	PTT Exploration & Production PCL (Foreign)	6,074,410	17,044
*	IRPC PCL	104,816,872	16,949
*	Bangkok Expressway & Metro PCL (Local)	78,992,754	16,427
*	Delta Electronics Thailand PCL	6,130,690	16,302
*	KCE Electronics PCL	4,882,800	15,017
*	Thai Union Group PCL	24,142,195	14,861
*	Digital Telecommunications Infrastructure Fund	34,734,000	14,248
*	Thanachart Capital PCL	10,358,300	14,130
*	Home Product Center PCL (Local)	49,222,703	13,795
*	OBI Pharma Inc.	1,444,000	13,572
*	Indorama Ventures PCL (Local)	12,325,315	13,069
	Ratchaburi Electricity Generating Holding PCL	8,995,000	12,993
	Land & Houses PCL NVDR	41,938,792	12,479
*	Kiatnakin Bank PCL (Local)	6,036,700	11,898
*	Bangchak Corp. PCL	12,566,400	11,611
*	Land & Houses PCL	38,588,344	11,482
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	23,562,800	11,447
*	BTS Rail Mass Transit Growth Infrastructure Fund	34,985,524	11,326
*	Jasmine Broadband Internet Infrastructure Fund	32,350,200	10,751
*	Robinson Department Store PCL	5,684,600	10,267
*	TMB Bank PCL	153,710,000	10,121

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Total Access Communication PCL	8,290,400	9,935
*	CH Karnchang PCL	12,573,700	9,899
*	Tisco Financial Group PCL (Local)	4,434,920	9,772
*	Sino-Thai Engineering & Construction PCL	13,722,942	9,635
	Bangkok Dusit Medical Services PCL (Foreign)	16,359,000	9,594
	Thai Oil PCL (Foreign)	4,176,800	9,412
	PTT Global Chemical PCL (Foreign)	4,225,236	9,146
*	Central Plaza Hotel PCL	8,869,000	8,904
*	Supalai PCL	12,444,400	8,843
	Bangkok Life Assurance PCL NVDR	6,119,320	8,529
	Krung Thai Bank PCL (Foreign)	14,913,137	8,526
*	Bangkok Land PCL	157,753,700	8,526
*	Glow Energy PCL	3,374,536	7,996
*	TPI Polene PCL	116,794,900	7,901
*	Hana Microelectronics PCL	6,185,000	7,593
*	Siam Global House PCL	15,955,958	7,513
*	TMB Bank PCL (Foreign)	112,734,300	7,423
*	Berli Jucker PCL (Local)	5,821,765	7,325
*	Srisawad Power 1979 PCL	5,682,816	7,261
*	Muangthai Leasing PCL	8,321,400	7,210
*,2	Star Petroleum Refining PCL	18,539,200	7,067
*	Major Cineplex Group PCL	6,929,080	7,006
*	True Corp. PCL (Foreign)	36,570,189	6,914
*	Superblock PCL	157,686,900	6,882
*	Siam City Cement PCL (Local)	857,249	6,862
	Berli Jucker PCL (Foreign)	5,312,837	6,681
	Charoen Pokphand Foods PCL (Foreign)	8,304,300	6,414
	Thai Union Frozen Products PCL (Foreign)	10,402,800	6,404
*	Tisco Financial Group PCL NVDR	2,868,900	6,321
	Banpu PCL	11,275,491	6,259
*	Taokaenoi Food & Marketing PCL	9,100,051	6,169
*	Krungthai Card PCL	1,572,600	6,156
*	Sansiri PCL (Local)	100,928,900	6,123
	Glow Energy PCL (Foreign)	2,486,345	5,891
*	Beauty Community PCL	20,336,642	5,783
	Home Product Center PCL (Foreign)	20,294,238	5,688
*	Carabao Group PCL	2,905,100	5,512
*	BEC World PCL	10,134,290	5,477
*	Gunkul Engineering PCL	39,600,417	5,402
*	Thai Vegetable Oil PCL	5,106,970	5,388
*	Tipco Asphalt PCL	7,274,800	5,253
*	AP Thailand PCL	22,649,000	5,198
*	Italian-Thai Development PCL (Local)	38,762,400	5,040
*	Bangkok Airways PCL	8,575,900	5,030
*	Vibhavadi Medical Center PCL	60,117,500	4,965
*	Group Lease PCL (Local)	7,642,000	4,915
*	Esso Thailand PCL	14,478,600	4,894
*	Amata Corp. PCL	9,805,400	4,873
*	Quality Houses PCL (Local)	63,964,250	4,727
*	Sri Trang Agro-Industry PCL	8,985,400	4,665
*	Thai Airways International PCL	9,392,378	4,638
*	Chularat Hospital PCL	65,649,060	4,515
	Indorama Ventures PCL (Foreign)	4,205,648	4,459
	Global Power Synergy Co. Ltd.	4,434,100	4,420
*	Dynasty Ceramic PCL	36,061,100	4,231
*	Thaicom PCL	7,714,400	4,054
*	VGI Global Media PCL (Local)	28,035,192	4,000
	BTS Group Holdings PCL (Foreign)	16,254,048	3,991
*	LPN Development PCL	11,461,800	3,871
*	PTG Energy PCL	5,897,300	3,846
	momo.com Inc.	506,000	3,623
*	CK Power PCL	39,599,200	3,546
*	GFPT PCL	6,718,400	3,546
	Kiatnakin Bank PCL (Foreign)	1,775,743	3,500

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	IRPC PCL (Foreign)	21,536,685	3,483
	Unique Engineering & Construction PCL	7,142,000	3,467
	Bangkok Expressway & Metro PCL (Foreign)	16,239,220	3,377
*	Thoresen Thai Agencies PCL (Local)	12,775,600	3,376
*	IMPACT Growth REIT	8,025,600	3,362
*	Thaifoods Group PCL	18,260,911	3,319
*	Bangkok Chain Hospital PCL (Local)	8,774,800	3,318
	Krung Thai Bank PCL (Non-Voting Shares)	5,715,700	3,268
	Jasmine International PCL (Foreign)	12,823,100	3,186
	Central Pattana PCL	1,750,700	3,034
*	Pruksa Real Estate PCL (Local)	5,010,600	2,933
*	SPCG PCL	4,750,200	2,855
*	Samart Corp. PCL	6,202,900	2,652
*	TTW PCL	8,647,300	2,624
	Hana Microelectronics PCL (Foreign)	2,059,900	2,529
*	U City PCL	2,904,235,031	2,519
*	TICON Industrial Connection PCL	6,084,200	2,458
	Bangkok Chain Hospital PCL (Foreign)	5,881,825	2,224
	TTW PCL (Foreign)	6,920,300	2,100
*	BTS Group Holdings PCL	8,210,883	2,016
*	WHA Corp. PCL (Foreign)	21,886,088	1,986
*	WHA Corp. PCL	20,638,750	1,873
*	Inter Far East Energy Corp.	19,507,600	1,748
	Pruksa Real Estate PCL (Foreign)	2,710,500	1,587
*	Jasmine International PCL (Local)	6,237,000	1,550
*	Group Lease PCL	2,139,800	1,376
	BEC World PCL (Foreign)	2,370,905	1,281
	VGI Global Media PCL (Foreign)	8,894,080	1,269
*	Thai Airways International PCL (Foreign)	2,250,593	1,111
	Quality Houses PCL (Foreign)	14,903,018	1,101
*	Precious Shipping PCL	3,757,443	1,028
*	Cal-Comp Electronics Thailand PCL	12,506,897	1,026
	Asian Property Development PCL (Foreign)	4,332,944	994
*	Univentures PCL (Local)	4,861,300	976
	Bumrungrad Hospital PCL NVDR	192,100	974
	Italian-Thai Development PCL (Foreign)	7,424,785	965
*	Ratchaburi Electricity Generating Holding PCL (Local)	653,655	944
*	Thoresen Thai Agencies PCL (Foreign)	3,460,578	915
	Sansiri PCL (Foreign)	14,838,699	900
	Univentures PCL (Foreign)	4,060,200	815
*	Maybank Kim Eng Securities Thailand PCL	924,100	588
*	Minor International PCL (Foreign)	536,679	577
	Bangkok Life Assurance PCL	412,998	576
*	Total Access Communication PCL (Local)	412,177	494
	Samart Corp. PCL (Foreign)	810,500	346
*	Precious Shipping PCL (Foreign)	1,044,550	286
*	Siam City Cement PCL Rights to Expire 5/15/2017	241,532	189
*	Group Lease PCL Warrants Expire 8/1/2018	712,180	181
	Thai Reinsurance PCL	3,199,050	177
*	BTS Group Hldgs Warrants	5,418,016	88
*	CK Power PCL Foreign Line Warrants Expire 5/28/2020	6,341,340	82
	BCPG PCL	180,945	70
*	WHA Corp. PCL Warrants Expire 12/31/19	201,600	42
*	Intouch Holdings PCL	22,843	35
*	Italian-Thai Development PCL Warrants Expire 5/13/19	2,522,957	32
*	Thoresen Thai Agencies PCL Expire 2/28/2019	701,670	30
*	VGI Global Media PCL Warrants	4,533,368	29
*	Srisawad Power 1979 PCL Warrants Expire 11/30/2017	126,432	25
*	Sansiri PLC Foreign Warrants Expire 11/24/17	7,803,235	18
*	G Steel PCL	1,479,014	13
*	G J Steel PCL Warrants Exp. 01/30/2020	9,920,670	12
*	Samart Corp. PCL Warrants Expire 2/11/2018	661,060	11
*	Loxley PCL Warrants Exp 9/30/2017	32,585	—
	Thaifoods Group PCL Warrants Expire 4/28/2020	1,805,581	—

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Precious Shipping PCL Warrants	151,835	—
			2,101,633
Turkey (0.3%)
*	Turkiye Garanti Bankasi AS	25,524,146	68,901
	Akbank TAS	25,374,797	67,917
	BIM Birlesik Magazalar AS	2,777,959	45,377
*	Tupras Turkiye Petrol Rafinerileri AS	1,513,859	38,134
*	KOC Holding AS	7,726,817	36,314
*	Turkcell Iletisim Hizmetleri AS	9,906,238	34,659
*	Turkiye Is Bankasi	16,579,347	32,720
*	Haci Omer Sabanci Holding AS (Bearer)	10,231,266	30,472
	Eregli Demir ve Celik Fabrikalari TAS	16,609,582	30,426
*	Turkiye Halk Bankasi AS	7,662,643	25,405
	Turkiye Vakiflar Bankasi TAO	12,991,101	22,192
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	23,444,594	19,465
*	Arcelik AS	2,131,619	14,211
	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,378,209	13,404
*	Tofas Turk Otomobil Fabrikasi AS	1,544,807	12,863
*	Yapi ve Kredi Bankasi AS	10,548,751	12,796
	Turk Telekomunikasyon AS	6,433,524	11,551
	Enka Insaat ve Sanayi AS	7,433,999	11,424
*	Turk Hava Yollari AO	6,640,390	11,325
	Aselsan Elektronik Sanayi Ve Ticaret AS	2,000,858	11,001
*	Ulker Biskuvi Sanayi AS	1,885,751	10,712
	Ford Otomotiv Sanayi AS	866,833	9,635
	Petkim Petrokimya Holding AS	6,801,339	9,400
	Turkiye Sise ve Cam Fabrikalari AS	7,485,563	9,397
	Coca-Cola Icecek AS	834,258	8,485
	TAV Havalimanlari Holding AS	1,824,790	7,600
*	Soda Sanayii AS	3,903,865	7,043
	Turkiye Sinai Kalkinma Bankasi AS	10,365,195	4,403
	Tekfen Holding AS	1,567,713	4,041
*	Trakya Cam Sanayii AS	3,860,445	3,739
	Otokar Otomotiv Ve Savunma Sanayi A.S.	98,555	3,681
*	Turk Traktor ve Ziraat Makineleri AS	159,606	3,503
*	Koza Altin Isletmeleri AS	621,297	3,376
	Yazicilar Holding AS Class A	499,353	3,233
*	Aygaz AS	787,279	3,141
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	7,678,645	2,852
*	Dogus Otomotiv Servis ve Ticaret AS	1,112,217	2,848
*	Migros Ticaret AS	406,341	2,783
*	Aksa Enerji Uretim AS Class B	3,010,104	2,533
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,000,476	2,388
	Cimsa Cimento Sanayi VE Ticaret AS	545,103	2,300
*	Logo Yazilim Sanayi Ve Ticaret AS	140,207	2,294
*	Aksa Akrilik Kimya Sanayii AS	759,156	2,268
	Is Gayrimenkul Yatirim Ortakligi AS	5,561,049	2,176
*	Zorlu Enerji Elektrik Uretim AS	6,456,583	2,107
*	Dogan Sirketler Grubu Holding AS	9,251,933	1,926
*	Pegasus Hava Tasimaciligi AS	415,392	1,864
	Akcansa Cimento AS	525,770	1,819
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,299,261	1,734
*	Tat Gida Sanayi AS	920,841	1,731
*	Vestel Elektronik Sanayi ve Ticaret AS	810,300	1,661
*	Afyon Cimento Sanayi TAS	645,143	1,627
*	Aksigorta AS	2,098,203	1,559
*	NET Holding AS	2,064,993	1,483
*	Anadolu Cam Sanayii AS	1,413,965	1,440
	Alarko Holding AS	859,319	1,376
	Gubre Fabrikalari TAS	979,264	1,345
	AvivaSA Emeklilik ve Hayat AS	242,269	1,339
*	Sekerbank TAS	3,910,573	1,321
	Anadolu Hayat Emeklilik AS	850,241	1,295
*	Albaraka Turk Katilim Bankasi AS	3,610,845	1,260

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,098,774	1,214
*	EGE Endustri VE Ticaret AS	16,992	1,210
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	2,039,972	1,098
	Torunlar Gayrimenkul Yatirim Ortakligi AS	748,102	1,093
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,330,569	1,017
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	45,087	1,001
*	Bagfas Bandirma Gubre Fabrikalari AS	283,578	859
	Adana Cimento Sanayii TAS Class A	425,982	836
*	Vakif Gayrimenkul Yatirim Ortakligi AS	987,873	751
	Bizim Toptan Satis Magazalari AS	226,412	744
*	Ihlas Holding AS	6,005,398	743
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	373,228	720
	Konya Cimento Sanayii AS	8,327	675
*	Akenerji Elektrik Uretim AS	2,448,541	620
	Turcas Petrol AS	724,518	416
*	Asya Katilim Bankasi AS	6,861,580	—
			704,272
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	21,185,835	100,606
	National Bank of Abu Dhabi PJSC	30,407,919	90,977
*	Emaar Properties PJSC	43,241,273	84,443
	Abu Dhabi Commercial Bank PJSC	22,025,782	41,497
	DP World Ltd.	2,016,137	41,188
	Dubai Islamic Bank PJSC	15,226,211	24,334
	Aldar Properties PJSC	38,949,065	22,674
	Union National Bank PJSC	13,214,448	18,024
*	Emaar Malls PJSC	25,603,506	17,918
*	DAMAC Properties Dubai Co. PJSC	20,987,530	14,627
*	DXB Entertainments PJSC	39,320,907	10,324
*	Dubai Investments PJSC	17,617,703	10,141
	Air Arabia PJSC	29,392,310	8,321
*	Arabtec Holding PJSC	26,922,261	6,590
*	Dubai Financial Market PJSC	19,632,553	6,139
	Al Waha Capital PJSC	10,869,660	5,532
*	Dana Gas PJSC	41,310,589	4,949
*	Amanat Holdings PJSC	15,696,519	4,458
*	Eshraq Properties Co. PJSC	13,773,792	4,388
*	Union Properties PJSC	12,547,047	3,449
*	Deyaar Development PJSC	20,444,006	3,005
*	Amlak Finance PJSC	8,141,438	2,351
	Aramex PJSC	1,628,660	2,342
	RAK Properties PJSC	13,400,917	2,226
	National Central Cooling Co. PJSC	3,997,878	2,059
*	Drake & Scull International PJSC	10,774,405	1,297
			533,859
United Kingdom (12.7%)
	HSBC Holdings plc	246,605,806	2,033,596
	British American Tobacco plc	22,915,579	1,548,257
	Royal Dutch Shell plc Class A	52,331,803	1,358,979
	BP plc	234,762,264	1,343,926
	Royal Dutch Shell plc Class B	46,332,365	1,232,767
	GlaxoSmithKline plc	60,381,680	1,215,357
	AstraZeneca plc	15,523,509	929,696
	Diageo plc	30,968,309	901,402
	Vodafone Group plc	326,901,116	841,982
	Unilever plc	14,843,735	763,687
	Lloyds Banking Group plc	831,091,725	746,760
	Reckitt Benckiser Group plc	7,733,191	712,519
	Prudential plc	31,720,807	704,009
	National Grid plc	46,378,438	600,522
	Rio Tinto plc	14,856,759	586,104
	Imperial Brands plc	11,846,895	580,183
	Barclays plc	208,107,057	569,883
*	Glencore plc	143,228,146	562,908

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Shire plc	8,097,384	477,413
	Compass Group plc	20,256,684	409,000
	BT Group plc	102,979,735	406,251
	BHP Billiton plc	25,988,632	396,203
	Aviva plc	49,776,476	338,501
	WPP plc	15,722,046	336,665
	CRH plc (Dublin Shares)	8,801,684	320,594
	BAE Systems plc	38,803,111	315,159
*	Standard Chartered plc	32,991,008	308,315
	RELX NV (London Shares)	13,307,398	269,804
	Experian plc	11,592,774	249,393
*	Tesco plc	99,923,972	237,142
	Legal & General Group plc	73,073,284	232,891
*	Anglo American plc	16,058,629	229,919
	SSE plc	12,494,464	225,080
	Rolls-Royce Holdings plc	20,360,292	214,018
	Wolseley plc	3,100,233	197,042
	Shire plc ADR	1,025,574	181,486
	Smith & Nephew plc	10,909,816	179,240
	Centrica plc	67,527,732	173,037
	London Stock Exchange Group plc	3,880,904	170,048
	Sky plc	12,887,845	165,562
	Associated British Foods plc	4,278,843	155,789
	Old Mutual plc	59,975,674	150,635
*	Royal Bank of Scotland Group plc	40,707,716	139,757
	Land Securities Group plc	9,704,431	138,984
	Carnival plc	2,239,584	138,031
	Ashtead Group plc	6,331,782	133,575
	Bunzl plc	4,135,978	128,936
	InterContinental Hotels Group plc	2,418,511	128,187
	ITV plc	45,994,627	125,089
	Kingfisher plc	27,726,025	122,659
	3i Group plc	11,838,487	121,665
	Whitbread plc	2,247,983	117,451
	Mondi plc	4,519,068	116,915
	Sage Group plc	13,315,709	115,582
	Standard Life plc	24,228,005	114,034
	Burberry Group plc	5,446,385	113,820
	Persimmon plc	3,761,196	113,487
	Paddy Power Betfair plc	1,008,656	112,327
	British Land Co. plc	12,617,421	107,288
	United Utilities Group plc	8,385,119	105,671
	Taylor Wimpey plc	40,170,351	104,053
	Intertek Group plc	1,976,250	104,013
	Smiths Group plc	4,799,704	102,035
	Randgold Resources Ltd.	1,139,121	100,205
	DCC plc	1,083,609	100,056
	GKN plc	21,042,677	97,791
	Next plc	1,738,778	96,926
	RSA Insurance Group plc	12,471,179	96,214
	St. James's Place plc	6,380,102	94,830
	Marks & Spencer Group plc	19,930,891	94,595
	International Consolidated Airlines Group SA (London Shares)	13,000,150	94,253
	Barratt Developments plc	12,424,764	93,231
	Johnson Matthey plc	2,386,572	92,058
	Micro Focus International plc	2,724,924	91,299
2	Worldpay Group plc	23,165,632	89,965
	Severn Trent plc	2,885,099	86,850
	Informa plc	10,124,041	84,178
	Pearson plc	10,086,107	83,197
	Wm Morrison Supermarkets plc	26,542,521	82,452
	Croda International plc	1,598,577	77,920
	Smurfit Kappa Group plc	2,899,752	77,505
	Segro plc	12,275,858	77,215

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Melrose Industries plc	25,151,551	76,994
	Direct Line Insurance Group plc	16,895,820	76,350
	Provident Financial plc	1,820,551	75,566
	G4S plc	19,078,711	75,333
	Hammerson plc	9,759,028	74,251
	J Sainsbury plc	20,554,139	73,285
	Rentokil Initial plc	22,451,877	72,387
	Weir Group plc	2,746,717	70,770
	Berkeley Group Holdings plc	1,586,449	66,913
	Coca-Cola HBC AG	2,402,422	66,651
	TUI AG	4,527,501	65,867
	DS Smith plc	11,619,553	64,964
	Travis Perkins plc	3,101,135	64,677
	Admiral Group plc	2,473,277	64,406
	Halma plc	4,656,127	63,503
2	Auto Trader Group plc	11,782,788	61,198
	Spirax-Sarco Engineering plc	897,287	60,419
	Rightmove plc	1,092,144	59,212
	Royal Mail plc	11,218,964	58,502
	Capita plc	8,112,018	58,469
	Inmarsat plc	5,525,138	58,433
	Investec plc	7,757,164	57,469
	Schroders plc	1,391,139	57,446
	Meggitt plc	9,565,984	57,287
2	Merlin Entertainments plc	8,751,517	57,281
	Inchcape plc	5,172,711	57,223
	Tate & Lyle plc	5,746,105	56,351
	Pennon Group plc	5,038,789	55,901
	Bellway plc	1,509,122	55,620
	IMI plc	3,355,492	55,573
	CRH plc	1,510,845	55,087
	Hargreaves Lansdown plc	3,002,802	53,609
	RPC Group plc	5,071,212	53,273
	Dixons Carphone plc	12,193,899	52,971
*	Just Eat plc	7,022,504	52,496
	Spectris plc	1,458,120	52,136
	BBA Aviation plc	12,754,824	51,453
	Hiscox Ltd.	3,507,792	51,441
	Mediclinic International plc	4,806,981	51,105
	Booker Group plc	20,107,117	50,515
	Cobham plc	29,273,410	50,228
	Royal Dutch Shell plc Class A (Amsterdam Shares)	1,835,567	47,862
	Antofagasta plc	4,381,227	47,535
	Derwent London plc	1,227,401	46,788
	Phoenix Group Holdings	4,853,634	46,420
*,^	Tullow Oil plc	16,930,247	45,932
	Howden Joinery Group plc	7,542,788	45,229
	John Wood Group plc	4,573,704	44,960
	UBM plc	4,819,752	44,329
	Aberdeen Asset Management plc	12,117,627	43,785
^	Hikma Pharmaceuticals plc	1,702,320	42,713
*	Metro Bank plc	918,817	41,894
	Polymetal International plc	3,172,347	41,699
*	BTG plc	4,720,737	41,585
	William Hill plc	10,738,044	40,799
	Close Brothers Group plc	1,852,707	40,592
	easyJet plc	2,677,923	40,507
	TP ICAP plc	6,783,772	40,310
	Fresnillo plc	2,109,624	39,666
*	CYBG plc	10,855,857	39,632
	Hays plc	17,773,137	39,440
	Henderson Group plc	12,998,030	38,878
	Intu Properties plc	10,865,516	38,807
	Indivior plc	8,919,278	38,714

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	Great Portland Estates plc	4,301,709	38,544
	Saga plc	13,922,156	37,791
	Playtech plc	3,035,587	37,701
	Electrocomponents plc	5,586,934	37,551
	Greene King plc	3,836,249	37,333
	Capital & Counties Properties plc	9,108,667	37,250
	Beazley plc	6,482,830	36,934
	Man Group plc	18,466,049	36,750
	B&M European Value Retail SA	8,412,911	36,714
	Intermediate Capital Group plc	3,562,885	36,063
	Babcock International Group plc	3,089,863	35,994
	GVC Holdings plc	3,710,631	35,882
*	Paysafe Group plc	5,961,702	35,043
*	IWG plc	8,315,161	34,975
	Shaftesbury plc	2,883,917	34,806
	WS Atkins plc	1,230,721	34,237
	Aggreko plc	2,955,855	33,976
	Amec Foster Wheeler plc	4,810,677	33,774
	Rotork plc	10,589,605	33,734
	Petrofac Ltd.	3,200,181	33,727
	SSP Group plc	5,791,325	33,375
	Centamin plc	14,127,356	32,368
	Balfour Beatty plc	8,486,771	32,061
	IG Group Holdings plc	4,548,249	32,025
	Jupiter Fund Management plc	5,138,417	31,608
*	NEX Group plc	3,866,136	30,862
	Daily Mail & General Trust plc	3,278,326	30,377
	WH Smith plc	1,322,086	30,280
	UDG Healthcare plc	3,068,831	29,723
	Moneysupermarket.com Group plc	6,553,459	29,358
	QinetiQ Group plc	7,214,481	27,455
	HomeServe plc	3,137,126	27,219
	JD Sports Fashion plc	4,676,037	26,964
	Domino's Pizza Group plc	6,297,027	26,944
	Britvic plc	3,117,003	26,818
*	Firstgroup plc	14,870,247	26,305
	NMC Health plc	1,010,901	26,061
	Grafton Group plc	2,679,115	25,921
	Greencore Group plc	8,704,356	25,696
	AA plc	7,486,988	25,344
	Bodycote plc	2,343,193	25,302
	Tritax Big Box REIT plc	13,587,230	24,640
	Pagegroup plc	3,802,695	24,637
	Victrex plc	992,938	24,629
	Dechra Pharmaceuticals plc	1,117,748	24,494
	National Express Group plc	5,130,192	23,746
	Crest Nicholson Holdings plc	3,032,684	23,722
	UNITE Group plc	2,801,196	23,479
	Ultra Electronics Holdings plc	862,455	23,344
*	KAZ Minerals plc	3,568,174	23,272
	Berendsen plc	2,133,882	23,169
	Thomas Cook Group plc	18,584,064	23,039
	Essentra plc	3,235,817	22,682
	Elementis plc	5,739,679	22,613
	Cineworld Group plc	2,409,954	21,974
	Ashmore Group plc	4,769,826	21,499
	Synthomer plc	3,349,056	21,462
	AVEVA Group plc	809,409	21,352
	Cranswick plc	614,708	21,350
	Lancashire Holdings Ltd.	2,395,022	21,154
	Jardine Lloyd Thompson Group plc	1,486,619	21,110
	Paragon Group of Cos. plc	3,468,101	21,012
	Ladbrokes Coral Group plc	12,225,634	20,726
	Drax Group plc	4,918,057	20,574

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
	BGEO Group plc	438,219	20,395
	Kier Group plc	1,176,140	20,386
*	Serco Group plc	13,500,841	20,204
	Redrow plc	2,680,316	20,023
	Diploma plc	1,380,947	19,829
	Bovis Homes Group plc	1,647,064	19,640
	Dignity plc	604,061	19,504
	Renishaw plc	438,128	19,380
	Savills plc	1,605,935	19,322
	Rathbone Brothers plc	622,327	18,970
	Galliford Try plc	1,016,920	18,953
	Vesuvius plc	2,700,123	18,564
*	Cairn Energy plc	7,203,380	18,119
	Big Yellow Group plc	1,785,450	17,901
*	Evraz plc	6,333,956	17,737
	Greggs plc	1,266,060	17,638
	LondonMetric Property plc	8,068,743	17,601
*,^	Ocado Group plc	5,404,567	17,569
2	McCarthy & Stone plc	7,363,541	17,567
2	John Laing Group plc	4,625,606	17,217
	Hill & Smith Holdings plc	987,142	16,994
	Grainger plc	5,191,210	16,793
	Assura plc	21,059,368	16,717
	Card Factory plc	3,974,640	16,687
	Kennedy Wilson Europe Real Estate plc	1,233,939	16,603
^	TalkTalk Telecom Group plc	6,461,235	16,164
	Genus plc	720,254	15,998
	Workspace Group plc	1,415,937	15,858
*	Vectura Group plc	8,483,378	15,508
2	Spire Healthcare Group plc	3,530,493	15,465
^	Carillion plc	5,361,498	15,443
	Morgan Advanced Materials plc	3,450,739	14,919
	Virgin Money Holdings UK plc	3,539,169	14,548
	Hansteen Holdings plc	9,049,733	14,518
	Fidessa Group plc	471,939	14,457
	Brewin Dolphin Holdings plc	3,391,000	14,345
2	Hastings Group Holdings plc	3,662,926	14,337
2	ZPG plc	2,936,018	14,065
	Senior plc	5,053,018	14,039
	Stagecoach Group plc	5,284,549	13,939
	SuperGroup plc	656,672	13,557
	Safestore Holdings plc	2,531,079	13,286
	Hunting plc	1,820,255	13,242
	F&C Commercial Property Trust Ltd.	6,675,983	13,117
	Dairy Crest Group plc	1,763,117	13,109
	Marston's plc	7,052,855	13,058
2	Sophos Group plc	2,967,289	12,997
	NewRiver REIT plc	2,881,540	12,992
	Entertainment One Ltd.	4,047,779	12,966
	J D Wetherspoon plc	1,005,960	12,961
	Ted Baker plc	355,650	12,863
*,2	Wizz Air Holdings plc	550,547	12,595
*,^	Sports Direct International plc	3,093,611	12,285
	Polypipe Group plc	2,313,141	11,944
	Halfords Group plc	2,450,750	11,861
^	Mitie Group plc	4,360,947	11,833
	Telecom Plus plc	723,555	11,759
	Go-Ahead Group plc	516,293	11,700
	Laird plc	5,904,334	11,466
	esure Group plc	3,595,484	11,423
	Vedanta Resources plc	1,275,361	11,414
	Northgate plc	1,625,785	11,355
	Restaurant Group plc	2,507,108	11,353
	De La Rue plc	1,257,110	11,113

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

			Market
			Value
		Shares	($000)
*	EI Group plc	6,090,878	11,032
	Hochschild Mining plc	3,349,927	11,021
	Fenner plc	2,481,012	10,829
	Pets at Home Group plc	4,419,844	10,739
2	Ibstock plc	3,615,853	10,730
	SIG plc	6,774,522	10,510
*	Petra Diamonds Ltd.	6,181,306	10,387
	Acacia Mining plc	2,016,982	10,338
	Keller Group plc	857,983	10,298
	Mitchells & Butlers plc	2,972,908	10,216
	St. Modwen Properties plc	2,130,331	10,088
	PZ Cussons plc	2,297,691	9,970
	Debenhams plc	14,957,526	9,920
	UK Commercial Property Trust Ltd.	8,404,384	9,656
	Dunelm Group plc	1,223,583	9,617
*	Aldermore Group plc	2,832,870	9,486
	RPS Group plc	2,852,217	9,391
	Ferrexpo plc	4,546,721	9,305
	Renewi plc	7,363,218	9,305
*	Ophir Energy plc	8,293,884	9,226
	Chesnara plc	1,821,319	9,023
*	Chemring Group plc	3,678,333	8,973
	Computacenter plc	819,609	8,706
2	Countryside Properties plc	2,479,927	8,657
	Oxford Instruments plc	672,566	8,620
	OneSavings Bank plc	1,487,175	8,450
	888 Holdings plc	2,315,079	8,372
	Redefine International PLC	15,970,834	7,914
	KCOM Group plc	6,522,919	7,470
	Picton Property Income Ltd.	6,501,879	7,096
	ITE Group plc	3,092,928	7,096
	NCC Group plc	3,596,392	6,625
*,2	Shawbrook Group plc	1,457,151	6,463
	Lookers plc	3,832,647	6,444
	Rank Group plc	2,244,685	6,220
*	Nostrum Oil & Gas plc	1,023,215	5,940
	International Personal Finance plc	2,747,296	5,714
	N Brown Group plc	1,838,893	5,682
*,^	Allied Minds plc	2,795,774	5,681
	Soco International plc	2,922,502	5,539
*,^	Premier Oil plc	6,677,775	5,379
	Devro plc	2,028,940	5,210
	Daejan Holdings plc	59,149	5,198
	Schroder REIT Ltd.	6,059,923	5,143
	Interserve plc	1,701,814	5,088
	Helical plc	1,172,285	5,027
*	Lonmin plc	3,311,856	4,719
*	Gocompare.Com Group plc	3,934,104	4,694
*	Premier Foods plc	8,100,631	4,493
*	Imagination Technologies Group plc	3,168,018	4,133
	Foxtons Group plc	3,104,528	4,116
*	Lamprell plc	2,970,732	4,078
	Countrywide plc	1,823,670	4,006
*,^	AO World plc	1,987,586	3,477
*	SVG Capital plc	299,038	2,859
2	CMC Markets plc	1,483,618	2,411
*,^	Genel Energy plc	2,119,304	2,133
*,^	Afren plc	7,677,368	177
	Xaar plc	20,714	101
*	Mothercare plc	40,785	66
*	Tritax Big Box Rights Expire 5/10/2017	1,235,202	64

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2017

					Market
					Value
				Shares	($000)
	Cape plc			12,122	38
					34,496,762
Total Common Stocks (Cost $248,808,912)					268,645,617

		Coupon
Temporary Cash Investments (3.5%)[1]
Money Market Fund (3.4%)
5,6	Vanguard Market Liquidity Fund	1.034%		92,976,796	9,299,539

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	0.579%-0.591%	5/4/17	23,800	23,799
7	United States Treasury Bill	0.591%	5/18/17	12,000	11,996
7	United States Treasury Bill	0.618%	5/25/17	23,000	22,990
7	United States Treasury Bill	0.516%-0.713%	6/1/17	19,900	19,888
7	United States Treasury Bill	0.593%	7/13/17	10,000	9,985
7	United States Treasury Bill	0.647%	8/10/17	35,000	34,921
7	United States Treasury Bill	0.638%	8/24/17	17,000	16,956
					140,535
Total Temporary Cash Investments (Cost $9,439,138)					9,440,074
Total Investments (102.8%) (Cost $258,248,050)					278,085,691
Other Assets and Liabilities—Net (-2.8%)[6,8]					(7,460,796)
Net Assets (100%)					270,624,895

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,913,968,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $2,238,322,000, representing 0.8% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $8,477,984,000 of collateral received for securities on loan.
7 Securities with a value of $112,224,000 have been segregated as initial margin for open futures contracts.
8 Cash of $120,000 has been segregated as initial margin for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1132 062017

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: June 15, 2017
VANGUARD STAR FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 15, 2017

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.